UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5251

Fidelity Concord Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 29

Date of reporting period:	August 31, 2011

Item 1. Reports to Stockholders

Spartan® Total Market Index

Spartan Extended Market Index

Spartan International Index

Funds -
Investor Class
Fidelity Advantage® Class

Semiannual Report
(2_fidelity_logos) (Registered_Trademark)

August 31, 2011

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders

Spartan Total Market Index Fund	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements

Shareholder Expense Example	<Click Here>	An example of shareholder expenses

Spartan Extended Market Index Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Spartan International Index Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Notes	<Click Here>	Notes to the Financial Statements
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Geode is a registered service mark of Geode Capital Management, LLC.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

Dear Shareholder:

(The acting chairman's photo appears here.)

U.S. equities remained in a significant midyear downturn that began in May and intensified in the final week of July and the early part of August, when Standard & Poor's announced it was lowering its long-term sovereign credit rating of the United States. The historic downgrade followed a political stalemate in which Congress struggled to address the debt ceiling issue before an early-August deadline, resulting in heightened investor anxiety and volatility across major financial markets. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Spartan Total Market Index Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2011 to August 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Expenses Paid During Period* March 1, 2011 to August 31, 2011
Investor Class	.10%
Actual		$ 1,000.00	$ 922.60	$ .48
HypotheticalA		$ 1,000.00	$ 1,024.63	$ .51
Fidelity Advantage Class	.07%
Actual		$ 1,000.00	$ 922.70	$ .34
HypotheticalA		$ 1,000.00	$ 1,024.78	$ .36
Class F	.07%
Actual		$ 1,000.00	$ 922.70	$ .34
HypotheticalA		$ 1,000.00	$ 1,024.78	$ .36

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Spartan Total Market Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	2.6	2.9
Apple, Inc.	2.6	2.1
International Business Machines Corp.	1.5	1.3
Microsoft Corp.	1.5	1.4
Chevron Corp.	1.4	1.4
Johnson & Johnson	1.3	1.1
Procter & Gamble Co.	1.3	1.2
General Electric Co.	1.3	1.5
AT&T, Inc.	1.2	1.1
Pfizer, Inc.	1.1	1.0
	15.8
Market Sectors as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	17.9	18.3
Financials	15.1	16.6
Health Care	11.7	10.9
Consumer Discretionary	11.4	11.2
Energy	11.3	11.9
Industrials	10.7	11.2
Consumer Staples	9.7	8.6
Materials	4.2	4.2
Utilities	3.7	3.2
Telecommunication Services	2.8	2.6

Semiannual Report

Spartan Total Market Index Fund

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CONSUMER DISCRETIONARY - 11.4%
Auto Components - 0.4%
American Axle & Manufacturing Holdings, Inc. (a)(d)	54,174	$ 506,527
Amerigon, Inc. (a)(d)	17,999	240,647
BorgWarner, Inc. (a)(d)	93,607	6,682,604
Cooper Tire & Rubber Co.	44,174	535,831
Dana Holding Corp. (a)	107,823	1,374,743
Dorman Products, Inc. (a)	5,599	181,128
Drew Industries, Inc. (d)	15,270	304,026
Exide Technologies (a)	52,913	298,429
Federal-Mogul Corp. Class A (a)	34,200	607,392
Fuel Systems Solutions, Inc. (a)	12,754	269,492
Gentex Corp. (d)	120,537	3,127,332
Johnson Controls, Inc.	537,531	17,136,488
Lear Corp.	81,931	3,914,663
Modine Manufacturing Co. (a)	35,448	408,361
Motorcar Parts of America, Inc. (a)	2,513	25,532
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	7,778	25,745
Spartan Motors, Inc.	20,284	92,901
Standard Motor Products, Inc.	19,696	259,396
Stoneridge, Inc. (a)	18,983	151,295
Strattec Security Corp.	737	19,354
Superior Industries International, Inc.	27,366	471,243
Tenneco, Inc. (a)(d)	44,611	1,463,687
The Goodyear Tire & Rubber Co. (a)	182,844	2,278,236
TRW Automotive Holdings Corp. (a)	80,349	3,349,750
Visteon Corp. (a)	34,596	1,767,164
		45,491,966
Automobiles - 0.5%
Ford Motor Co. (a)	3,035,368	33,753,292
General Motors Co.	464,174	11,154,101
Harley-Davidson, Inc.	182,088	7,039,522
Tesla Motors, Inc. (a)(d)	31,321	774,882
Thor Industries, Inc. (d)	38,350	852,521
Winnebago Industries, Inc. (a)(d)	25,089	196,949
		53,771,267
Distributors - 0.1%
Audiovox Corp. Class A (a)	10,705	68,619
Core-Mark Holding Co., Inc. (a)(d)	6,815	242,069
Genuine Parts Co.	124,799	6,866,441
LKQ Corp. (a)	111,886	2,864,282
Pool Corp. (d)	45,057	1,168,328
Weyco Group, Inc.	2,185	49,709
		11,259,448
Diversified Consumer Services - 0.3%
American Public Education, Inc. (a)(d)	18,624	767,681
Apollo Group, Inc. Class A (non-vtg.) (a)	100,185	4,691,163
Archipelago Learning, Inc. (a)	8,085	75,110
Ascent Capital Group, Inc. (a)	16,776	803,570
Bridgepoint Education, Inc. (a)(d)	12,062	266,329

	Shares	Value
Capella Education Co. (a)(d)	14,362	$ 459,297
Career Education Corp. (a)	49,176	834,517
Carriage Services, Inc.	4,501	25,881
Coinstar, Inc. (a)(d)	23,719	1,081,349
Corinthian Colleges, Inc. (a)(d)	92,351	203,172
CPI Corp.	5,845	50,676
DeVry, Inc.	48,000	2,120,640
Education Management Corp. (a)(d)	35,115	552,359
Grand Canyon Education, Inc. (a)	21,464	333,765
H&R Block, Inc.	236,481	3,575,593
Hillenbrand, Inc.	45,652	931,301
ITT Educational Services, Inc. (a)(d)	25,984	1,875,005
K12, Inc. (a)(d)	21,384	574,802
Learning Tree International, Inc.	3,604	34,959
Lincoln Educational Services Corp. (d)	10,874	106,891
Mac-Gray Corp.	2,589	35,884
Matthews International Corp. Class A	24,654	823,690
National American University Holdings, Inc.	2,830	24,847
Princeton Review, Inc. (a)	16,356	2,960
Regis Corp.	41,282	609,735
Service Corp. International	181,656	1,856,524
Sotheby's Class A (Ltd. vtg.)	50,462	1,877,691
Steiner Leisure Ltd. (a)	11,684	466,075
Stewart Enterprises, Inc. Class A (d)	61,136	370,484
Strayer Education, Inc. (d)	9,993	945,837
Universal Technical Institute, Inc. (a)	32,277	469,953
Weight Watchers International, Inc. (d)	31,651	1,915,519
		28,763,259
Hotels, Restaurants & Leisure - 2.1%
AFC Enterprises, Inc. (a)	20,063	260,618
Ambassadors Group, Inc.	22,008	167,261
Ameristar Casinos, Inc.	19,418	362,534
Bally Technologies, Inc. (a)	39,952	1,253,694
Biglari Holdings, Inc. (a)	666	219,287
BJ's Restaurants, Inc. (a)(d)	23,859	1,101,570
Bluegreen Corp. (a)	12,276	32,409
Bob Evans Farms, Inc.	30,612	972,237
Boyd Gaming Corp. (a)(d)	54,623	341,394
Bravo Brio Restaurant Group, Inc.	13,661	283,466
Brinker International, Inc.	68,262	1,541,356
Buffalo Wild Wings, Inc. (a)(d)	15,157	934,126
Caribou Coffee Co., Inc. (a)(d)	19,840	301,370
Carnival Corp. unit	327,538	10,818,580
CEC Entertainment, Inc.	22,550	700,403
Chipotle Mexican Grill, Inc. (a)(d)	25,899	8,115,970
Choice Hotels International, Inc. (d)	31,640	983,371
Churchill Downs, Inc.	11,407	499,398
Cracker Barrel Old Country Store, Inc. (d)	20,408	864,483
Darden Restaurants, Inc. (d)	103,554	4,980,947
Denny's Corp. (a)(d)	78,114	296,052
DineEquity, Inc. (a)	14,075	589,743
Domino's Pizza, Inc. (a)	31,985	886,944
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Dover Downs Gaming & Entertainment, Inc.	1,655	$ 4,353
Dover Motorsports, Inc. (a)	10,964	15,788
Dunkin' Brands Group, Inc. (a)(d)	12,625	332,543
Empire Resorts, Inc. (a)(d)	14,578	11,517
Gaylord Entertainment Co. (a)(d)	23,977	602,782
Great Wolf Resorts, Inc. (a)	12,535	35,599
Hyatt Hotels Corp. Class A (a)(d)	42,594	1,512,513
International Game Technology	221,461	3,379,495
International Speedway Corp. Class A (d)	21,919	551,482
Interval Leisure Group, Inc. (a)	32,363	407,774
Isle of Capri Casinos, Inc. (a)(d)	22,664	148,223
Jack in the Box, Inc. (a)(d)	46,233	960,259
Jamba, Inc. (a)(d)	64,608	113,710
Krispy Kreme Doughnuts, Inc. (a)(d)	51,721	470,144
Lakes Entertainment, Inc. (a)	3,151	7,657
Las Vegas Sands Corp. (a)	383,041	17,838,219
Life Time Fitness, Inc. (a)(d)	31,151	1,194,329
Luby's, Inc. (a)(d)	16,034	72,955
Marcus Corp.	25,080	245,282
Marriott International, Inc. Class A (d)	265,971	7,787,631
McCormick & Schmick's Seafood Restaurants (a)	15,095	94,193
McDonald's Corp.	834,453	75,484,618
MGM Mirage, Inc. (a)(d)	246,435	2,728,035
Monarch Casino & Resort, Inc. (a)	5,269	53,586
Morgans Hotel Group Co. (a)	30,367	208,621
MTR Gaming Group, Inc. (a)	6,307	15,768
Multimedia Games Holdng Co., Inc. (a)	14,326	70,627
O'Charleys, Inc. (a)(d)	11,145	62,635
Orient Express Hotels Ltd. Class A (a)(d)	69,878	547,844
P.F. Chang's China Bistro, Inc. (d)	20,549	619,347
Panera Bread Co. Class A (a)(d)	25,732	2,963,040
Papa John's International, Inc. (a)	21,131	628,647
Peet's Coffee & Tea, Inc. (a)(d)	17,030	991,998
Penn National Gaming, Inc. (a)(d)	55,227	2,198,587
Pinnacle Entertainment, Inc. (a)(d)	67,938	932,109
Premier Exhibitions, Inc. (a)	1,509	2,490
Red Robin Gourmet Burgers, Inc. (a)(d)	23,193	723,622
Rick's Cabaret International, Inc. (a)	6,282	44,916
Royal Caribbean Cruises Ltd. (d)	101,466	2,634,057
Ruby Tuesday, Inc. (a)(d)	47,027	391,735
Ruth's Hospitality Group, Inc. (a)(d)	24,452	129,351
Scientific Games Corp. Class A (a)(d)	50,080	441,706
Shuffle Master, Inc. (a)(d)	46,223	409,536
Six Flags Entertainment Corp. (d)	44,176	1,482,105
Sonic Corp. (a)(d)	67,218	623,111
Speedway Motorsports, Inc.	6,646	88,990
Starbucks Corp.	591,813	22,855,818
Starwood Hotels & Resorts Worldwide, Inc.	147,779	6,585,032

	Shares	Value
Texas Roadhouse, Inc. Class A	62,726	$ 896,982
The Cheesecake Factory, Inc. (a)(d)	34,842	956,413
Town Sports International Holdings, Inc. (a)	14,381	108,001
Vail Resorts, Inc. (d)	26,158	1,057,568
Wendy's Co. (a)	275,014	1,339,318
WMS Industries, Inc. (a)	42,098	918,578
Wyndham Worldwide Corp.	140,860	4,575,133
Wynn Resorts Ltd.	69,481	10,750,100
Yum! Brands, Inc.	366,901	19,948,407
		236,762,092
Household Durables - 0.4%
American Biltrite, Inc. (a)	377	2,356
American Greetings Corp. Class A (d)	33,085	702,064
Bassett Furniture Industries, Inc.	2,027	15,203
Beazer Homes USA, Inc. (a)(d)	84,882	179,101
Blyth, Inc.	10,182	579,559
Brookfield Residential Properties, Inc. (a)	20,702	161,734
Cavco Industries, Inc. (a)(d)	9,589	348,752
Cobra Electronics Corp. (a)	1,132	4,075
CSS Industries, Inc.	11,318	200,895
D.R. Horton, Inc.	210,188	2,211,178
Dixie Group, Inc. (a)	3,266	12,052
Emerson Radio Corp. (a)	26,029	42,167
Ethan Allen Interiors, Inc.	21,402	367,900
Flexsteel Industries, Inc.	2,795	43,826
Fortune Brands, Inc.	118,242	6,753,983
Furniture Brands International, Inc. (a)	40,905	114,943
Garmin Ltd. (d)	95,000	3,185,350
Harman International Industries, Inc.	51,385	1,859,623
Helen of Troy Ltd. (a)(d)	27,742	832,815
Hooker Furniture Corp.	14,148	128,039
Hovnanian Enterprises, Inc. Class A (a)(d)	164,349	269,532
iRobot Corp. (a)(d)	23,735	660,308
Jarden Corp.	68,199	1,980,499
KB Home (d)	62,522	412,020
Kid Brands, Inc. (a)	6,067	22,630
Koss Corp.	2,928	19,178
La-Z-Boy, Inc. (a)(d)	38,301	337,049
Leggett & Platt, Inc.	107,942	2,395,233
Lennar Corp. Class A	126,416	1,858,315
Libbey, Inc. (a)(d)	18,258	236,624
Lifetime Brands, Inc.	283	3,000
M.D.C. Holdings, Inc.	27,639	540,619
M/I Homes, Inc. (a)(d)	27,287	224,845
Meritage Homes Corp. (a)(d)	29,615	554,689
Mohawk Industries, Inc. (a)	41,918	2,077,037
Newell Rubbermaid, Inc.	219,074	3,031,984
NVR, Inc. (a)(d)	4,555	2,899,258
PulteGroup, Inc. (a)(d)	249,031	1,195,349
Ryland Group, Inc.	35,442	413,254
Sealy Corp., Inc. (a)(d)	20,405	41,626
Skullcandy, Inc. (a)(d)	7,236	119,683
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Skyline Corp.	23,853	$ 260,475
Standard Pacific Corp. (a)(d)	107,974	277,493
Stanley Furniture Co., Inc. (a)	6,253	21,573
Tempur-Pedic International, Inc. (a)(d)	52,973	3,085,148
Toll Brothers, Inc. (a)	109,758	1,886,740
Tupperware Brands Corp.	46,183	3,071,170
Universal Electronics, Inc. (a)(d)	15,725	306,009
Whirlpool Corp.	59,112	3,705,731
Zagg, Inc. (a)(d)	23,334	350,710
		50,003,396
Internet & Catalog Retail - 1.0%
1-800-FLOWERS.com, Inc. Class A (a)	26,558	66,129
Amazon.com, Inc. (a)	282,569	60,834,280
Blue Nile, Inc. (a)(d)	12,438	482,968
dELiA*s, Inc. (a)	3,266	5,030
Expedia, Inc.	158,084	4,791,526
Gaiam, Inc. Class A	13,834	51,739
Geeknet, Inc. (a)	1,295	27,312
Hollywood Media Corp. (a)	1,132	1,777
HomeAway, Inc.	6,061	253,592
HSN, Inc. (a)	30,688	986,312
Liberty Media Corp. Interactive Series A (a)	460,199	7,280,348
Netflix, Inc. (a)(d)	35,632	8,373,876
NutriSystem, Inc.	29,538	377,791
Orbitz Worldwide, Inc. (a)	34,326	87,188
Overstock.com, Inc. (a)	15,873	166,190
PetMed Express, Inc. (d)	35,429	358,896
Priceline.com, Inc. (a)	39,225	21,074,024
Shutterfly, Inc. (a)(d)	23,528	1,262,512
ValueVision Media, Inc. Class A (a)(d)	20,455	77,524
Vitacost.com, Inc. (a)(d)	16,879	80,513
		106,639,527
Leisure Equipment & Products - 0.2%
Arctic Cat, Inc. (a)	9,536	149,524
Black Diamond, Inc. (a)	14,459	111,479
Brunswick Corp. (d)	75,102	1,193,371
Callaway Golf Co.	68,062	382,508
Eastman Kodak Co. (a)(d)	188,458	599,296
Hasbro, Inc. (d)	92,971	3,601,697
JAKKS Pacific, Inc. (d)	26,080	443,360
Johnson Outdoors, Inc. Class A (a)	2,591	40,990
Leapfrog Enterprises, Inc. Class A (a)(d)	37,019	122,163
Marine Products Corp. (a)(d)	12,882	71,753
Mattel, Inc.	304,154	8,172,618
Meade Instruments Corp. (a)	123	517
Nautilus, Inc. (a)	5,660	8,264
Polaris Industries, Inc.	26,640	2,926,937
Smith & Wesson Holding Corp. (a)	100,101	327,330
Steinway Musical Instruments, Inc. (a)	5,069	126,066

	Shares	Value
Sturm Ruger & Co., Inc. (d)	39,887	$ 1,327,040
Summer Infant, Inc. (a)	26,950	188,381
		19,793,294
Media - 3.0%
A.H. Belo Corp. Class A	17,879	95,653
AMC Networks, Inc. Class A	45,480	1,682,760
Arbitron, Inc.	20,810	781,416
Ballantyne of Omaha, Inc. (a)	14,823	57,217
Belo Corp. Series A (d)	72,374	394,438
Cablevision Systems Corp. - NY Group Class A	181,920	3,285,475
Carmike Cinemas, Inc. (a)(d)	23,866	168,971
CBS Corp. Class B	500,265	12,531,638
Charter Communications, Inc. Class A (a)	34,881	1,739,864
Cinemark Holdings, Inc.	60,930	1,276,484
Clear Channel Outdoor Holding, Inc. Class A (a)	45,127	516,704
Comcast Corp. Class A	2,221,188	47,777,754
Crown Media Holdings, Inc. Class A (a)(d)	9,117	12,034
Cumulus Media, Inc. Class A (a)(d)	41,830	112,523
Dex One Corp. (a)	53,288	75,669
DIRECTV (a)	615,559	27,066,129
Discovery Communications, Inc. (a)(d)	223,081	9,431,865
DISH Network Corp. Class A (a)	162,648	4,043,429
DreamWorks Animation SKG, Inc. Class A (a)(d)	45,636	963,832
E.W. Scripps Co. Class A (a)	26,632	223,709
Emmis Communications Corp. Class A (a)	8,748	6,648
Entercom Communications Corp. Class A (a)(d)	23,298	142,351
Entravision Communication Corp. Class A (a)	50,621	57,202
Fisher Communications, Inc. (a)	2,929	77,648
Gannett Co., Inc.	183,453	2,118,882
Global Traffic Network, Inc. (a)	1,948	27,272
Gray Television, Inc. (a)	8,201	15,582
Harris Interactive, Inc. (a)	5,913	3,800
Harte-Hanks, Inc. (d)	49,901	396,713
Insignia Systems, Inc. (d)	5,528	18,629
interCLICK, Inc. (a)	2,473	14,294
Interpublic Group of Companies, Inc.	377,321	3,256,280
John Wiley & Sons, Inc. Class A	37,069	1,808,597
Journal Communications, Inc. Class A (a)	21,579	79,627
Knology, Inc. (a)	39,011	531,720
Lamar Advertising Co. Class A (a)(d)	41,834	874,749
Lee Enterprises, Inc. (a)(d)	26,108	17,101
Liberty Global, Inc. Class A (a)	182,240	7,360,674
Liberty Media Corp.:
Capital Series A (a)	61,430	4,380,573
Starz Series A (a)	47,655	3,282,000
LIN TV Corp. Class A (a)	39,505	122,070
Live Nation Entertainment, Inc. (a)(d)	158,725	1,468,206
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
LodgeNet Entertainment Corp. (a)(d)	29,743	$ 55,322
Madison Square Garden Co. Class A (a)	42,023	1,015,276
Martha Stewart Living Omnimedia, Inc. Class A (a)(d)	38,649	129,088
McGraw-Hill Companies, Inc.	256,846	10,815,785
Media General, Inc. Class A (a)(d)	23,858	53,442
Meredith Corp. (d)	31,964	824,671
Morningstar, Inc.	16,775	1,000,797
National CineMedia, Inc.	44,194	626,229
Navarre Corp. (a)	6,532	11,627
New Frontier Media, Inc. (a)	5,632	7,040
News Corp. Class A	1,857,134	32,072,704
Omnicom Group, Inc.	232,025	9,408,614
Outdoor Channel Holdings, Inc.	3,926	27,050
Pandora Media, Inc. (d)	10,914	144,065
Radio One, Inc. Class D (non-vtg.) (a)(d)	25,882	37,011
ReachLocal, Inc. (a)	5,699	82,920
Regal Entertainment Group Class A (d)	60,517	790,957
Rentrak Corp. (a)(d)	4,960	70,978
Saga Communications, Inc. Class A (a)	220	6,875
Salem Communications Corp. Class A	1,900	4,769
Scholastic Corp.	18,903	524,747
Scripps Networks Interactive, Inc. Class A	69,307	2,969,805
Sinclair Broadcast Group, Inc. Class A	40,057	312,845
Sirius XM Radio, Inc. (a)(d)	3,095,582	5,572,048
Spanish Broadcasting System, Inc. Class A (a)	766	2,444
SuperMedia, Inc. (a)(d)	21,266	45,084
The McClatchy Co. Class A (a)(d)	40,517	68,879
The New York Times Co. Class A (a)(d)	89,725	733,951
The Walt Disney Co.	1,425,448	48,550,759
Time Warner Cable, Inc.	271,227	17,765,369
Time Warner, Inc.	886,797	28,075,993
Valassis Communications, Inc. (a)(d)	37,153	938,856
Viacom, Inc. Class B (non-vtg.)	433,447	20,909,483
Virgin Media, Inc. (d)	227,234	5,762,654
Washington Post Co. Class B	3,946	1,403,829
World Wrestling Entertainment, Inc. Class A (d)	48,615	465,732
		329,585,880
Multiline Retail - 0.7%
99 Cents Only Stores (a)	57,941	1,078,861
Big Lots, Inc. (a)	57,190	1,938,741
Dillard's, Inc. Class A (d)	40,495	1,874,109
Dollar General Corp. (a)(d)	77,000	2,818,200
Dollar Tree, Inc. (a)	99,611	7,114,218
Family Dollar Stores, Inc.	90,103	4,810,599
Fred's, Inc. Class A	44,997	515,216
JCPenney Co., Inc. (d)	154,332	4,109,861
Kohl's Corp.	215,840	10,002,026
Macy's, Inc.	335,006	8,693,406

	Shares	Value
Nordstrom, Inc.	133,527	$ 6,070,137
Saks, Inc. (a)(d)	109,810	1,062,961
Sears Holdings Corp. (a)(d)	35,714	2,138,911
Target Corp.	509,617	26,331,910
The Bon-Ton Stores, Inc. (d)	39,391	276,131
Tuesday Morning Corp. (a)	29,494	117,681
		78,952,968
Specialty Retail - 2.0%
A.C. Moore Arts & Crafts, Inc. (a)	3,492	4,330
Aarons, Inc. Class A	57,398	1,529,083
Abercrombie & Fitch Co. Class A	69,101	4,395,515
Advance Auto Parts, Inc. (d)	61,864	3,756,382
Aeropostale, Inc. (a)(d)	71,063	794,484
America's Car Mart, Inc. (a)(d)	11,435	343,622
American Eagle Outfitters, Inc.	147,254	1,630,102
ANN, Inc. (a)	51,477	1,213,313
Asbury Automotive Group, Inc. (a)	24,637	463,422
Ascena Retail Group, Inc. (a)	49,800	1,415,316
AutoNation, Inc. (a)(d)	55,596	2,244,966
AutoZone, Inc. (a)	23,054	7,077,578
Barnes & Noble, Inc. (d)	29,397	392,156
bebe Stores, Inc.	34,397	235,963
Bed Bath & Beyond, Inc. (a)	198,360	11,278,750
Best Buy Co., Inc.	250,369	6,406,943
Big 5 Sporting Goods Corp.	17,815	132,365
Body Central Corp.	9,757	169,284
Books-A-Million, Inc. (d)	4,843	12,640
Brown Shoe Co., Inc.	43,285	356,236
Build-A-Bear Workshop, Inc. (a)	4,442	26,252
Cabela's, Inc. Class A (a)	29,270	686,382
Cache, Inc. (a)	3,160	17,538
CarMax, Inc. (a)(d)	179,445	5,044,199
Casual Male Retail Group, Inc. (a)(d)	15,462	64,477
Charming Shoppes, Inc. (a)(d)	75,289	238,666
Chico's FAS, Inc.	136,124	1,894,846
Christopher & Banks Corp.	19,939	94,910
Citi Trends, Inc. (a)(d)	15,835	184,636
Coldwater Creek, Inc. (a)	58,086	61,571
Collective Brands, Inc. (a)(d)	49,275	664,720
Conn's, Inc. (a)	8,558	49,037
Cost Plus, Inc. (a)(d)	10,553	81,997
Destination Maternity Corp.	10,818	151,993
Dick's Sporting Goods, Inc. (a)(d)	64,441	2,263,812
DSW, Inc. Class A	23,992	1,113,469
Express, Inc.	43,395	828,411
Finish Line, Inc. Class A	36,034	724,283
Foot Locker, Inc. (d)	118,547	2,474,076
Francescas Holdings Corp. (a)	8,517	195,295
GameStop Corp. Class A (a)(d)	114,498	2,739,937
Gap, Inc. (d)	270,096	4,461,986
Genesco, Inc. (a)(d)	21,882	1,160,184
GNC Holdings, Inc.	16,742	405,156
Group 1 Automotive, Inc.	18,863	787,530
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Guess?, Inc. (d)	48,464	$ 1,653,107
Haverty Furniture Companies, Inc.	18,287	216,701
hhgregg, Inc. (a)(d)	16,659	182,916
Hibbett Sports, Inc. (a)(d)	24,940	934,252
Home Depot, Inc.	1,279,766	42,718,589
Hot Topic, Inc.	56,426	467,207
Jos. A. Bank Clothiers, Inc. (a)(d)	19,775	1,013,469
Kirkland's, Inc. (a)	11,739	108,703
Limited Brands, Inc.	217,472	8,207,393
Lithia Motors, Inc. Class A (sub. vtg.) (d)	22,674	427,858
Lowe's Companies, Inc.	1,039,708	20,721,380
Lumber Liquidators Holdings, Inc. (a)(d)	23,719	359,106
MarineMax, Inc. (a)	11,109	75,430
Midas, Inc. (a)	19,028	153,175
Monro Muffler Brake, Inc.	31,221	1,234,166
New York & Co., Inc. (a)	21,315	74,603
O'Reilly Automotive, Inc. (a)	108,213	7,020,859
Office Depot, Inc. (a)	220,852	574,215
OfficeMax, Inc. (a)(d)	68,373	428,699
Pacific Sunwear of California, Inc. (a)(d)	65,961	102,240
Penske Automotive Group, Inc. (d)	30,157	550,064
Perfumania Holdings, Inc. (a)	961	14,896
PetSmart, Inc.	86,339	3,641,779
Pier 1 Imports, Inc. (a)(d)	92,879	991,948
RadioShack Corp. (d)	90,100	1,172,201
Rent-A-Center, Inc. (d)	47,384	1,335,281
Ross Stores, Inc.	95,603	7,316,020
rue21, Inc. (a)	11,073	277,489
Sally Beauty Holdings, Inc. (a)(d)	67,918	1,147,814
Select Comfort Corp. (a)(d)	39,308	624,211
Shoe Carnival, Inc. (a)	2,916	73,804
Signet Jewelers Ltd.	62,080	2,417,395
Sonic Automotive, Inc. Class A (sub. vtg.)	35,830	497,320
Stage Stores, Inc.	25,511	416,595
Staples, Inc.	579,525	8,542,199
Stein Mart, Inc.	18,624	131,858
Systemax, Inc. (a)(d)	7,197	97,160
Talbots, Inc. (a)(d)	38,015	111,764
Teavana Holdings, Inc. (a)	6,102	158,347
The Buckle, Inc. (d)	19,120	753,328
The Cato Corp. Class A (sub. vtg.)	33,996	862,818
The Children's Place Retail Stores, Inc. (a)(d)	19,845	851,747
The Men's Wearhouse, Inc.	42,239	1,221,129
The Pep Boys - Manny, Moe & Jack (d)	77,126	762,005
Tiffany & Co., Inc.	100,791	7,252,920
TJX Companies, Inc.	316,224	17,272,155
Tractor Supply Co.	54,980	3,374,123
Trans World Entertainment Corp. (a)	3,266	6,630

	Shares	Value
Ulta Salon, Cosmetics & Fragrance, Inc. (a)(d)	37,027	$ 2,187,555
Urban Outfitters, Inc. (a)(d)	99,600	2,607,030
Vitamin Shoppe, Inc. (a)	17,024	754,163
West Marine, Inc. (a)	3,604	34,058
Wet Seal, Inc. Class A (a)(d)	73,433	370,102
Williams-Sonoma, Inc.	71,130	2,355,114
Zale Corp. (a)	24,716	100,841
Zumiez, Inc. (a)(d)	19,632	362,996
		227,588,740
Textiles, Apparel & Luxury Goods - 0.7%
American Apparel, Inc. (a)(d)	32,248	31,297
Carter's, Inc. (a)(d)	41,803	1,292,967
Cherokee, Inc.	14,970	207,335
Coach, Inc.	236,238	13,281,300
Columbia Sportswear Co. (d)	9,965	525,056
Crocs, Inc. (a)(d)	76,534	2,093,970
Culp, Inc. (a)	7,722	65,869
Deckers Outdoor Corp. (a)(d)	31,569	2,808,378
Delta Apparel, Inc. (a)	2,090	34,778
Fossil, Inc. (a)	35,790	3,457,672
G-III Apparel Group Ltd. (a)	9,432	266,548
Hallwood Group, Inc. (a)	664	7,968
Hanesbrands, Inc. (a)(d)	73,068	2,086,822
Iconix Brand Group, Inc. (a)(d)	52,008	1,018,317
Joe's Jeans, Inc. (a)	35,661	23,608
K-Swiss, Inc. Class A (a)(d)	25,500	136,170
Kenneth Cole Productions, Inc. Class A (sub. vtg.) (a)	14,684	170,481
Lacrosse Footwear, Inc.	889	11,468
Liz Claiborne, Inc. (a)(d)	87,251	455,450
Maidenform Brands, Inc. (a)(d)	19,749	502,020
Movado Group, Inc.	13,520	186,035
NIKE, Inc. Class B	237,826	20,607,623
Oxford Industries, Inc.	9,531	341,400
Perry Ellis International, Inc. (a)(d)	7,140	164,077
PVH Corp.	47,416	3,160,751
Quiksilver, Inc. (a)(d)	87,775	366,900
R.G. Barry Corp.	311	3,175
Ralph Lauren Corp.	49,873	6,838,087
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)(d)	29,059	468,722
Steven Madden Ltd. (a)(d)	35,821	1,293,855
The Jones Group, Inc.	68,805	808,459
Timberland Co. Class A (a)	45,147	1,938,612
True Religion Apparel, Inc. (a)	28,964	883,402
Under Armour, Inc. Class A (sub. vtg.) (a)	29,362	2,080,591
Unifi, Inc. (a)	20,674	231,962
Vera Bradley, Inc.	17,952	630,115
VF Corp.	69,543	8,140,704
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Warnaco Group, Inc. (a)(d)	33,336	$ 1,778,476
Wolverine World Wide, Inc. (d)	35,347	1,286,984
		79,687,404
TOTAL CONSUMER DISCRETIONARY		1,268,299,241
CONSUMER STAPLES - 9.7%
Beverages - 2.2%
Boston Beer Co., Inc. Class A (a)(d)	8,374	678,880
Brown-Forman Corp. Class B (non-vtg.)	84,322	6,050,104
Central European Distribution Corp. (a)(d)	96,949	682,521
Coca-Cola Bottling Co. Consolidated	3,395	190,120
Coca-Cola Enterprises, Inc.	252,713	6,979,933
Constellation Brands, Inc. Class A (sub. vtg.) (a)	148,413	2,934,125
Dr Pepper Snapple Group, Inc.	175,905	6,768,824
Hansen Natural Corp. (a)	73,516	6,272,385
Jones Soda Co. (a)	16,457	14,647
Molson Coors Brewing Co. Class B	125,481	5,489,794
National Beverage Corp.	8,441	139,192
PepsiCo, Inc.	1,275,391	82,173,442
Primo Water Corp.	5,000	35,350
The Coca-Cola Co.	1,707,076	120,263,504
		238,672,821
Food & Staples Retailing - 2.0%
Andersons, Inc. (d)	18,139	729,369
Arden Group, Inc. Class A	94	7,666
BJ's Wholesale Club, Inc. (a)	37,468	1,904,124
Casey's General Stores, Inc.	31,862	1,433,790
Chefs' Warehouse Holdings (a)	7,677	111,317
Costco Wholesale Corp.	344,215	27,034,646
CVS Caremark Corp.	1,090,751	39,168,868
Fresh Market, Inc.	23,471	906,215
Ingles Markets, Inc. Class A	16,087	246,614
Kroger Co.	464,693	10,948,167
Nash-Finch Co. (d)	12,582	400,108
PriceSmart, Inc. (d)	11,775	770,792
Rite Aid Corp. (a)(d)	535,679	589,247
Ruddick Corp.	35,395	1,447,302
Safeway, Inc. (d)	276,476	5,067,805
Spartan Stores, Inc.	27,341	441,284
SUPERVALU, Inc. (d)	155,056	1,235,796
Susser Holdings Corp. (a)	6,602	139,302
Sysco Corp.	465,750	13,008,398
The Pantry, Inc. (a)(d)	26,683	333,538
United Natural Foods, Inc. (a)(d)	47,398	1,927,677
Village Super Market, Inc. Class A	3,678	92,060
Wal-Mart Stores, Inc.	1,420,893	75,605,717

	Shares	Value
Walgreen Co.	731,969	$ 25,772,628
Weis Markets, Inc.	8,266	323,201
Whole Foods Market, Inc.	120,225	7,938,457
Winn-Dixie Stores, Inc. (a)(d)	69,813	538,258
		218,122,346
Food Products - 1.8%
Alico, Inc.	189	4,014
Archer Daniels Midland Co.	470,652	13,404,169
B&G Foods, Inc. Class A	31,294	569,864
Bridgford Foods Corp.	377	3,785
Bunge Ltd. (d)	114,936	7,437,509
Cal-Maine Foods, Inc. (d)	16,246	527,508
Calavo Growers, Inc.	7,329	146,580
Campbell Soup Co.	155,886	4,968,087
Chiquita Brands International, Inc. (a)(d)	33,745	347,911
ConAgra Foods, Inc.	331,831	8,103,313
Corn Products International, Inc.	55,378	2,589,475
Darling International, Inc. (a)	85,404	1,439,057
Dean Foods Co. (a)	132,353	1,143,530
Diamond Foods, Inc. (d)	20,128	1,587,294
Dole Food Co., Inc. (a)(d)	20,417	230,100
Farmer Brothers Co.	3,401	19,284
Flowers Foods, Inc.	97,272	1,853,032
Fresh Del Monte Produce, Inc. (d)	32,860	793,240
General Mills, Inc.	483,478	18,328,651
Green Mountain Coffee Roasters, Inc. (a)(d)	101,179	10,597,488
H.J. Heinz Co. (d)	251,462	13,236,960
Hain Celestial Group, Inc. (a)(d)	43,037	1,361,260
Harbinger Group, Inc. (a)	830	3,801
Hershey Co.	128,845	7,556,759
Hormel Foods Corp. (d)	106,800	2,948,748
Imperial Sugar Co. (d)	15,862	142,124
J&J Snack Foods Corp.	11,284	571,083
John B. Sanfilippo & Son, Inc. (a)	2,796	23,375
Kellogg Co.	197,535	10,730,101
Kraft Foods, Inc. Class A	1,297,867	45,451,302
Lancaster Colony Corp.	15,536	941,792
McCormick & Co., Inc. (non-vtg.)	109,101	5,213,937
Mead Johnson Nutrition Co. Class A	161,195	11,485,144
Omega Protein Corp. (a)	14,300	172,744
Pilgrims Pride Corp. (a)(d)	33,011	114,878
Ralcorp Holdings, Inc. (a)(d)	41,373	3,581,661
Reddy Ice Holdings, Inc. (a)	27,498	53,621
Sanderson Farms, Inc. (d)	17,783	697,094
Sara Lee Corp.	457,746	8,257,738
Seneca Foods Corp. Class A (a)	7,712	180,538
Smart Balance, Inc. (a)	49,988	252,439
Smithfield Foods, Inc. (a)(d)	117,404	2,573,496
Snyders-Lance, Inc.	44,284	986,205
The J.M. Smucker Co.	90,062	6,492,570
Tootsie Roll Industries, Inc. (d)	18,836	477,304
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
TreeHouse Foods, Inc. (a)(d)	32,643	$ 1,788,184
Tyson Foods, Inc. Class A	224,267	3,917,944
		203,306,693
Household Products - 2.0%
Central Garden & Pet Co. Class A (non-vtg.) (a)	38,087	299,745
Church & Dwight Co., Inc.	118,460	5,157,748
Clorox Co.	108,600	7,569,420
Colgate-Palmolive Co.	392,841	35,343,905
Energizer Holdings, Inc. (a)(d)	57,848	4,366,367
Kimberly-Clark Corp.	314,037	21,718,799
Oil-Dri Corp. of America	707	13,673
Procter & Gamble Co.	2,243,798	142,885,057
Spectrum Brands Holdings, Inc. (a)	19,703	527,646
WD-40 Co.	19,101	785,815
		218,668,175
Personal Products - 0.2%
Avon Products, Inc.	338,048	7,626,363
Elizabeth Arden, Inc. (a)(d)	19,436	626,228
Estee Lauder Companies, Inc. Class A	98,928	9,661,308
Herbalife Ltd.	93,648	5,225,558
Inter Parfums, Inc. (d)	15,892	263,172
Mannatech, Inc. (a)	6,573	3,630
MediFast, Inc. (a)(d)	11,218	184,087
Nature's Sunshine Products, Inc. (a)	3,137	53,988
Nu Skin Enterprises, Inc. Class A (d)	45,360	1,918,274
Prestige Brands Holdings, Inc. (a)	30,379	327,182
Revlon, Inc. (a)	15,323	204,256
Schiff Nutrition International, Inc.	12,969	133,321
USANA Health Sciences, Inc. (a)(d)	5,852	150,630
		26,377,997
Tobacco - 1.5%
Alliance One International, Inc. (a)(d)	98,140	313,067
Altria Group, Inc.	1,662,319	45,198,454
Lorillard, Inc.	118,000	13,147,560
Philip Morris International, Inc.	1,422,096	98,579,695
Reynolds American, Inc.	272,428	10,235,120
Star Scientific, Inc. (a)(d)	70,596	165,901
Universal Corp. (d)	22,949	934,024
Vector Group Ltd. (d)	25,102	468,905
		169,042,726
TOTAL CONSUMER STAPLES		1,074,190,758
ENERGY - 11.3%
Energy Equipment & Services - 2.3%
Atwood Oceanics, Inc. (a)(d)	41,933	1,764,960
Baker Hughes, Inc.	346,636	21,182,926
Basic Energy Services, Inc. (a)	27,731	606,200

	Shares	Value
Bolt Technology Corp. (a)	1,784	$ 19,642
Bristow Group, Inc. (d)	25,245	1,110,275
C&J Energy Services, Inc. (d)	10,000	261,400
Cal Dive International, Inc. (a)(d)	81,695	237,732
Cameron International Corp. (a)	192,968	10,026,617
Carbo Ceramics, Inc. (d)	17,236	2,760,345
Complete Production Services, Inc. (a)	55,869	1,623,553
Dawson Geophysical Co. (a)	8,636	302,605
Diamond Offshore Drilling, Inc. (d)	54,847	3,495,399
Dresser-Rand Group, Inc. (a)	60,289	2,559,268
Dril-Quip, Inc. (a)(d)	22,299	1,442,745
Exterran Holdings, Inc. (a)(d)	47,516	562,589
FMC Technologies, Inc. (a)(d)	188,824	8,395,115
Geokinetics, Inc. (a)	4,163	18,983
Global Geophysical Services, Inc. (a)	19,817	239,191
Global Industries Ltd. (a)	87,469	385,738
Gulf Island Fabrication, Inc. (d)	11,788	289,985
Gulfmark Offshore, Inc. Class A (a)	22,718	897,588
Halliburton Co.	725,753	32,201,661
Helix Energy Solutions Group, Inc. (a)	76,245	1,287,778
Helmerich & Payne, Inc.	74,677	4,258,083
Hercules Offshore, Inc. (a)(d)	176,783	746,024
Hornbeck Offshore Services, Inc. (a)(d)	31,764	774,406
ION Geophysical Corp. (a)(d)	96,196	680,106
Key Energy Services, Inc. (a)	105,538	1,518,692
Lufkin Industries, Inc.	26,247	1,633,351
Matrix Service Co. (a)(d)	21,219	230,651
McDermott International, Inc. (a)	184,441	2,654,106
Mitcham Industries, Inc. (a)	9,158	153,946
Nabors Industries Ltd. (a)	222,053	4,094,657
National Oilwell Varco, Inc.	345,108	22,818,541
Natural Gas Services Group, Inc. (a)(d)	23,701	307,876
Newpark Resources, Inc. (a)(d)	93,736	776,134
Noble Corp.	199,910	6,748,962
Oceaneering International, Inc.	82,283	3,512,661
Oil States International, Inc. (a)(d)	39,746	2,626,416
OYO Geospace Corp. (a)	2,883	212,477
Parker Drilling Co. (a)	73,459	417,982
Patterson-UTI Energy, Inc.	117,417	2,869,671
PHI, Inc. (non-vtg.) (a)	16,844	381,517
Pioneer Drilling Co. (a)	51,299	648,419
RigNet, Inc.	14,876	228,644
Rowan Companies, Inc. (a)	97,090	3,502,036
RPC, Inc. (d)	47,882	1,240,144
Schlumberger Ltd.	1,094,193	85,478,357
SEACOR Holdings, Inc.	17,207	1,526,949
Superior Energy Services, Inc. (a)	58,220	2,056,330
Tesco Corp. (a)(d)	27,446	458,348
TETRA Technologies, Inc. (a)	54,880	562,520
Tidewater, Inc.	38,451	2,060,974
Union Drilling, Inc. (a)(d)	3,506	29,906
Unit Corp. (a)	35,662	1,700,721
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Weatherford International Ltd. (a)	584,237	$ 10,007,980
Willbros Group, Inc. (a)	36,330	233,602
		258,823,484
Oil, Gas & Consumable Fuels - 9.0%
Abraxas Petroleum Corp. (a)(d)	180,501	666,049
Alon USA Energy, Inc.	10,348	96,133
Alpha Natural Resources, Inc. (a)	182,502	6,035,341
Amyris, Inc. (d)	15,108	303,218
Anadarko Petroleum Corp.	402,504	29,684,670
Apache Corp.	307,139	31,656,817
APCO Oil and Gas International, Inc.	4,398	348,058
Approach Resources, Inc. (a)	12,073	224,075
Arch Coal, Inc.	168,470	3,421,626
Atlas Energy, Inc. (a)	57,668	1
ATP Oil & Gas Corp. (a)(d)	39,400	530,718
Barnwell Industries, Inc. (a)	3,124	12,496
Berry Petroleum Co. Class A	34,926	1,712,422
Bill Barrett Corp. (a)(d)	30,123	1,444,398
BPZ Energy, Inc. (a)(d)	85,662	314,380
Brigham Exploration Co. (a)	90,195	2,624,675
Cabot Oil & Gas Corp.	85,498	6,485,878
Callon Petroleum Co. (a)	34,559	198,714
Carrizo Oil & Gas, Inc. (a)(d)	26,746	802,915
Cheniere Energy, Inc. (a)(d)	51,614	400,009
Chesapeake Energy Corp.	524,959	17,003,422
Chevron Corp.	1,608,434	159,090,207
Cimarex Energy Co.	66,322	4,714,831
Clayton Williams Energy, Inc. (a)(d)	8,507	482,687
Clean Energy Fuels Corp. (a)(d)	37,128	488,976
Cloud Peak Energy, Inc. (a)(d)	41,552	831,040
Cobalt International Energy, Inc. (a)	137,420	1,328,851
Comstock Resources, Inc. (a)(d)	34,217	696,316
Concho Resources, Inc. (a)(d)	83,243	7,237,979
ConocoPhillips	1,055,789	71,867,557
CONSOL Energy, Inc.	177,512	8,105,198
Contango Oil & Gas Co. (a)(d)	20,928	1,268,865
Continental Resources, Inc. (a)(d)	49,052	2,741,516
Crosstex Energy, Inc. (d)	50,381	588,954
CVR Energy, Inc. (a)	65,450	1,863,362
Delek US Holdings, Inc.	36,007	533,264
Delta Petroleum Corp. (a)(d)	25,000	80,500
Denbury Resources, Inc. (a)	311,487	4,968,218
Devon Energy Corp.	320,619	21,747,587
DHT Holdings, Inc.	65,799	196,081
Double Eagle Petroleum Co. (a)	1,407	13,352
El Paso Corp.	607,258	11,622,918
Endeavour International Corp. (a)(d)	26,241	258,736
Energen Corp.	53,672	2,635,295
Energy Partners Ltd. (a)	15,272	203,423
EOG Resources, Inc.	214,414	19,852,592
EQT Corp.	116,253	6,954,254

	Shares	Value
Evergreen Energy, Inc. (a)(d)	29,269	$ 37,552
EXCO Resources, Inc. (d)	126,301	1,689,907
Exxon Mobil Corp.	3,950,138	292,468,198
Forest Oil Corp. (a)(d)	84,726	1,649,615
FX Energy, Inc. (a)(d)	38,677	241,731
Gasco Energy, Inc. (a)	107,350	26,075
Gastar Exploration Ltd. (a)	39,873	165,473
General Maritime Corp. (d)	91,519	37,523
Georesources, Inc. (a)	11,477	267,414
Gevo, Inc. (a)(d)	12,320	131,454
GMX Resources, Inc. (a)(d)	82,034	237,078
Goodrich Petroleum Corp. (a)(d)	25,418	407,196
Green Plains Renewable Energy, Inc. (a)(d)	15,569	164,409
Gulfport Energy Corp. (a)	35,674	1,030,979
Harvest Natural Resources, Inc. (a)(d)	36,498	413,157
Hess Corp.	254,574	15,106,421
HKN, Inc. (a)	114	253
HollyFrontier Corp.	86,256	6,189,731
Houston American Energy Corp. (d)	11,888	204,592
Hyperdynamics Corp. (a)(d)	120,000	537,600
James River Coal Co. (a)(d)	34,085	368,800
Kinder Morgan Holding Co. LLC (d)	95,832	2,477,257
KiOR, Inc. Class A (d)	7,580	104,604
Kodiak Oil & Gas Corp. (a)(d)	155,604	933,624
Magellan Petroleum Corp. (a)	39,382	59,467
Magnum Hunter Resources Corp. (d)	41,973	188,459
Magnum Hunter Resources Corp. warrants 8/29/13 (a)	4,197	0
Marathon Oil Corp.	570,327	15,353,203
Marathon Petroleum Corp.	281,009	10,414,194
McMoRan Exploration Co. (a)(d)	117,078	1,506,794
Miller Energy Resources, Inc. (a)	7,511	26,889
Murphy Oil Corp.	156,085	8,363,034
Newfield Exploration Co. (a)	104,313	5,325,179
Noble Energy, Inc.	143,906	12,715,534
Northern Oil & Gas, Inc. (a)(d)	45,604	931,234
Oasis Petroleum, Inc. (a)	30,757	818,136
Occidental Petroleum Corp.	649,639	56,349,687
Overseas Shipholding Group, Inc. (d)	26,035	464,204
Pacific Ethanol, Inc. (a)(d)	13,706	6,371
Panhandle Royalty Co. Class A	5,000	141,950
Patriot Coal Corp. (a)(d)	69,359	1,021,658
Peabody Energy Corp. (d)	214,306	10,458,133
Penn Virginia Corp. (d)	45,264	369,354
Petroleum Development Corp. (a)(d)	24,846	591,583
Petroquest Energy, Inc. (a)(d)	89,133	677,411
Pioneer Natural Resources Co. (d)	94,668	7,400,198
Plains Exploration & Production Co. (a)	116,001	3,411,589
QEP Resources, Inc.	134,848	4,747,998
Quicksilver Resources, Inc. (a)(d)	102,657	978,321
Ram Energy Resources, Inc. (a)(d)	11,913	12,151
Range Resources Corp. (d)	130,005	8,419,124
Rentech, Inc. (a)	186,030	186,030
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Resolute Energy Corp. (a)(d)	32,574	$ 439,423
Rex American Resources Corp. (a)	3,313	54,797
Rex Energy Corp. (a)	20,829	255,988
Rosetta Resources, Inc. (a)(d)	38,802	1,782,952
SandRidge Energy, Inc. (a)(d)	294,176	2,159,252
Saratoga Resources, Inc. (a)	11,445	62,032
SemGroup Corp. Class A (a)	23,579	540,666
Ship Finance International Ltd. (NY Shares) (d)	34,242	544,448
SM Energy Co.	49,077	3,754,391
Solazyme, Inc.	19,451	272,509
Southern Union Co.	89,832	3,762,164
Southwestern Energy Co. (a)	273,440	10,377,048
Spectra Energy Corp.	515,865	13,397,014
Stone Energy Corp. (a)(d)	34,640	914,842
Sunoco, Inc.	91,765	3,499,917
Swift Energy Co. (a)(d)	29,212	901,190
Synergy Resources Corp. (a)	16,834	52,354
Syntroleum Corp. (a)(d)	27,102	32,522
Targa Resources Corp.	24,886	742,598
Teekay Corp. (d)	36,396	988,879
Tesoro Corp. (a)(d)	109,001	2,622,564
Toreador Resources Corp. (a)	21,318	68,004
Ultra Petroleum Corp. (a)(d)	113,285	3,795,048
Uranium Energy Corp. (a)(d)	60,283	211,593
Uranium Resources, Inc. (a)(d)	200,000	234,000
USEC, Inc. (a)(d)	91,135	198,674
Vaalco Energy, Inc. (a)(d)	74,879	476,979
Valero Energy Corp.	458,122	10,408,532
Venoco, Inc. (a)	19,061	220,726
Verenium Corp. (a)	573	1,799
Voyager Oil & Gas, Inc. (a)	12,744	35,301
W&T Offshore, Inc.	37,089	783,320
Warren Resources, Inc. (a)(d)	53,676	181,425
Western Refining, Inc. (a)(d)	35,574	620,411
Westmoreland Coal Co. (a)	6,638	68,703
Whiting Petroleum Corp. (a)	96,381	4,540,509
Williams Companies, Inc.	462,586	12,485,196
World Fuel Services Corp. (d)	50,851	1,888,606
		993,543,478
TOTAL ENERGY		1,252,366,962
FINANCIALS - 15.1%
Capital Markets - 1.8%
Affiliated Managers Group, Inc. (a)	38,363	3,343,719
Ameriprise Financial, Inc.	195,352	8,927,586
Arlington Asset Investment Corp.	10,106	260,735
Artio Global Investors, Inc. Class A	30,410	276,427
Bank of New York Mellon Corp.	993,842	20,542,714

	Shares	Value
BGC Partners, Inc. Class A (d)	62,323	$ 409,462
BlackRock, Inc. Class A	76,285	12,567,954
Calamos Asset Management, Inc. Class A	24,339	286,957
Charles Schwab Corp.	774,301	9,547,131
CIFI Corp. (a)	4,275	21,247
Cohen & Steers, Inc.	19,063	737,357
Cowen Group, Inc. Class A (a)(d)	87,964	306,115
Diamond Hill Investment Group, Inc.	338	24,704
Duff & Phelps Corp. Class A	17,736	201,304
E*TRADE Financial Corp. (a)	200,000	2,472,000
Eaton Vance Corp. (non-vtg.) (d)	87,801	2,143,222
Edelman Financial Group, Inc.	26,439	183,751
Epoch Holding Corp.	5,000	74,400
Evercore Partners, Inc. Class A	14,722	386,158
FBR Capital Markets Corp. (a)(d)	50,344	128,377
Federated Investors, Inc. Class B (non-vtg.) (d)	77,158	1,366,468
Financial Engines, Inc. (a)	20,212	450,323
Franklin Resources, Inc.	122,967	14,746,203
FXCM, Inc. Class A (d)	55,931	653,833
GAMCO Investors, Inc. Class A	6,674	325,825
GFI Group, Inc.	76,197	332,981
Gleacher & Co., Inc. (a)	39,690	51,200
Goldman Sachs Group, Inc.	350,453	40,729,648
Greenhill & Co., Inc.	22,291	791,999
HFF, Inc. (a)	19,851	234,639
Institutional Financial Markets, Inc. (a)	7,550	19,404
International Communications Group, Inc. (a)	35,996	368,779
INTL FCStone, Inc. (a)(d)	6,126	142,613
Invesco Ltd.	362,007	6,624,728
Investment Technology Group, Inc. (a)(d)	33,999	386,909
Janus Capital Group, Inc.	147,366	1,075,772
Jefferies Group, Inc.	103,106	1,691,969
JMP Group, Inc.	6,999	47,523
KBW, Inc.	26,546	388,368
Knight Capital Group, Inc. Class A (a)(d)	74,414	960,685
Ladenburg Thalmann Financial Services, Inc. (a)(d)	16,386	25,398
Legg Mason, Inc. (d)	123,808	3,524,814
LPL Investment Holdings, Inc.	20,868	607,259
Medallion Financial Corp.	4,728	46,476
MF Global Holdings Ltd. (a)(d)	118,276	649,335
Morgan Stanley	1,126,699	19,717,233
Northern Trust Corp.	186,746	7,176,649
Oppenheimer Holdings, Inc. Class A (non-vtg.)	7,509	149,054
optionsXpress Holdings, Inc.	69,539	876,191
Penson Worldwide, Inc. (a)(d)	21,576	44,015
Piper Jaffray Companies (a)	22,975	547,494
Raymond James Financial, Inc. (d)	76,275	2,141,802
Safeguard Scientifics, Inc. (a)(d)	29,344	470,678
SEI Investments Co. (d)	115,579	1,977,557
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
State Street Corp.	400,038	$ 14,209,350
Stifel Financial Corp. (a)(d)	38,961	1,171,947
SWS Group, Inc.	26,539	114,648
T. Rowe Price Group, Inc. (d)	211,290	11,299,789
TD Ameritrade Holding Corp.	185,448	2,852,190
Teton Advisors, Inc. (a)	106	1,776
U.S. Global Investments, Inc. Class A	8,379	58,066
Virtus Investment Partners, Inc. (a)	4,266	261,548
Waddell & Reed Financial, Inc. Class A	66,925	2,089,399
Westwood Holdings Group, Inc.	1,416	49,079
WisdomTree Investments, Inc. (a)	40,000	361,200
		204,654,136
Commercial Banks - 2.7%
1st Source Corp.	9,432	214,578
1st United Bancorp, Inc. (a)	22,452	120,118
ACNB Corp.	4,157	58,323
Alliance Financial Corp.	2,830	85,749
American National Bankshares, Inc.	3,015	55,778
Ameris Bancorp (a)	15,948	146,722
Ames National Corp.	1,327	22,201
Arrow Financial Corp.	13,478	319,563
Associated Banc-Corp.	129,896	1,428,856
BancFirst Corp.	8,696	310,621
Bancorp Rhode Island, Inc.	822	35,478
Bancorp, Inc., Delaware (a)	10,623	82,859
BancorpSouth, Inc.	67,834	765,846
BancTrust Financial Group, Inc. (a)(d)	4,605	10,592
Bank of Granite Corp. (a)	15,089	11,468
Bank of Hawaii Corp.	48,639	2,021,923
Bank of Kentucky Financial Corp.	1,864	42,089
Bank of Marin Bancorp	1,639	58,365
Bank of the Ozarks, Inc.	51,448	1,168,899
Banner Bank	14,338	221,665
Bar Harbor Bankshares	2,947	83,400
BB&T Corp.	554,305	12,355,458
BCB Bancorp, Inc.	3,087	29,697
BOK Financial Corp. (d)	20,482	1,007,714
Boston Private Financial Holdings, Inc.	54,731	340,974
Bridge Bancorp, Inc.	592	11,633
Bryn Mawr Bank Corp.	8,509	161,756
Camden National Corp.	2,030	57,084
Capital City Bank Group, Inc.	7,840	79,733
CapitalSource, Inc.	221,993	1,409,656
Cardinal Financial Corp.	10,016	98,357
Cascade Bancorp (a)(d)	4,593	45,930
Cathay General Bancorp	59,420	761,764
Center Bancorp, Inc. (d)	5,369	51,489
Center Financial Corp. (a)	10,496	57,938
Centerstate Banks of Florida, Inc.	7,008	41,768
Central Pacific Financial Corp. (a)	4,800	58,512
Century Bancorp, Inc. Class A (non-vtg.)	753	20,113

	Shares	Value
Chemical Financial Corp.	21,882	$ 378,340
CIT Group, Inc. (a)	158,000	5,462,060
Citizens & Northern Corp.	9,630	157,065
Citizens Republic Bancorp, Inc. (a)	26,558	210,074
City Holding Co.	24,327	738,811
City National Corp. (d)	36,320	1,630,405
CNB Financial Corp., Pennsylvania	4,806	65,169
CoBiz, Inc.	43,856	250,418
Columbia Banking Systems, Inc. (d)	32,712	534,841
Comerica, Inc.	158,080	4,045,267
Commerce Bancshares, Inc.	65,372	2,586,770
Community Bank System, Inc.	32,185	805,591
Community Capital Corp. (a)	456	1,359
Community Trust Bancorp, Inc.	12,702	320,726
Cullen/Frost Bankers, Inc.	45,779	2,334,271
CVB Financial Corp. (d)	82,334	717,952
Eagle Bancorp, Inc., Maryland (a)	5,000	61,950
East West Bancorp, Inc.	115,171	1,922,204
Eastern Virgina Bankshares, Inc.	901	2,189
Encore Bancshares, Inc. (a)	1,053	11,678
Enterprise Bancorp, Inc.	881	12,299
Enterprise Financial Services Corp.	13,350	197,580
Fidelity Southern Corp.	3,444	21,904
Fifth Third Bancorp	741,570	7,875,473
Financial Institutions, Inc.	10,084	158,924
First Bancorp, North Carolina	10,086	98,339
First Bancorp, Puerto Rico (a)(d)	15,990	54,046
First Busey Corp.	55,276	269,194
First Citizen Bancshares, Inc.	4,719	750,321
First Commonwealth Financial Corp.	81,919	368,636
First Community Bancshares, Inc.	9,393	111,589
First Connecticut Bancorp, Inc. (a)	13,053	140,059
First Financial Bancorp, Ohio	46,027	735,051
First Financial Bankshares, Inc. (d)	39,607	1,172,763
First Financial Corp., Indiana	9,696	299,606
First Financial Service Corp. (a)	2,766	5,089
First Horizon National Corp.	190,493	1,341,071
First Interstate Bancsystem, Inc.	12,620	153,838
First M&F Corp.	2,381	7,691
First Merchants Corp.	27,442	208,285
First Midwest Bancorp, Inc., Delaware	115,692	1,015,776
First of Long Island Corp.	1,940	46,172
First Republic Bank	60,536	1,543,668
First United Corp.	3,311	14,138
FirstMerit Corp.	82,043	1,022,256
FNB Corp., North Carolina (a)(d)	2,703	1,135
FNB Corp., Pennsylvania	95,071	852,787
Fulton Financial Corp.	153,804	1,410,383
German American Bancorp, Inc.	5,072	79,935
Glacier Bancorp, Inc.	69,147	795,882
Great Southern Bancorp, Inc.	7,477	131,969
Green Bankshares, Inc. (a)(d)	7,615	15,535
Guaranty Bancorp (a)	15,305	16,223
Hampton Roads Bankshares, Inc. (a)(d)	15,000	117,900
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Hancock Holding Co.	71,770	$ 2,241,377
Hanmi Financial Corp. (a)(d)	230,928	224,000
Hawthorn Bancshares, Inc.	1,519	11,803
Heartland Financial USA, Inc.	7,546	113,492
Heritage Commerce Corp. (a)(d)	16,141	68,922
Heritage Financial Corp., Washington (d)	14,008	163,473
Heritage Oaks Bancorp (a)	3,665	13,561
Home Bancshares, Inc. (d)	27,540	646,639
Horizon Bancorp Industries	345	9,215
Hudson Valley Holding Corp.	5,970	115,818
Huntington Bancshares, Inc.	667,863	3,359,351
IBERIABANK Corp. (d)	21,440	1,032,122
Independent Bank Corp. (a)(d)	1,255	2,485
Independent Bank Corp., Massachusetts (d)	28,466	678,914
International Bancshares Corp.	42,443	664,233
Intervest Bancshares Corp. Class A (a)	6,758	20,342
Investors Bancorp, Inc. (a)	44,701	643,024
KeyCorp	742,118	4,927,664
Lakeland Bancorp, Inc.	9,903	83,581
Lakeland Financial Corp.	14,861	323,673
M&T Bank Corp.	98,000	7,454,860
Macatawa Bank Corp. (a)(d)	25,058	75,174
MainSource Financial Group, Inc.	8,277	73,583
MB Financial, Inc. (d)	42,129	686,703
MBT Financial Corp. (a)	1,698	2,156
Merchants Bancshares, Inc.	3,913	106,551
Metro Bancorp, Inc. (a)	12,680	127,307
Midsouth Bancorp, Inc.	5,749	66,056
Nara Bancorp, Inc. (a)(d)	33,877	240,527
National Bankshares, Inc. (d)	4,222	109,392
National Penn Bancshares, Inc. (d)	132,522	960,785
NBT Bancorp, Inc.	37,180	755,498
NewBridge Bancorp (a)	7,912	35,446
North Valley Bancorp (a)	932	9,190
Northern States Financial Corp. (a)(d)	1,239	1,239
Northfield Bancorp, Inc.	5,000	67,450
Northrim Bancorp, Inc.	3,220	62,436
Old National Bancorp, Indiana	67,666	663,803
Old Second Bancorp, Inc. (a)(d)	20,413	25,312
OmniAmerican Bancorp, Inc. (a)	7,545	107,743
Oriental Financial Group, Inc.	31,715	350,768
Orrstown Financial Services, Inc.	1,582	22,623
Pacific Capital Bancorp NA (a)(d)	8,568	234,506
Pacific Continental Corp.	3,344	27,555
Pacific Premier Bancorp, Inc. (a)	38	243
PacWest Bancorp (d)	35,666	572,439
Park National Corp. (d)	11,535	634,425
Penns Woods Bancorp, Inc.	336	11,847
Peoples Bancorp, Inc.	3,658	39,031
Peoples Financial Corp., Mississippi	2,926	34,146

	Shares	Value
Pinnacle Financial Partners, Inc. (a)(d)	33,009	$ 418,554
PNC Financial Services Group, Inc.	422,551	21,186,707
Popular, Inc. (a)	754,536	1,569,435
Preferred Bank, Los Angeles (a)	1,241	9,965
Premier Financial Bancorp, Inc. (a)	126	760
Princeton National Bancorp, Inc. (a)(d)	2,788	10,622
PrivateBancorp, Inc.	65,754	583,896
Prosperity Bancshares, Inc. (d)	36,392	1,377,437
Regions Financial Corp.	986,732	4,479,763
Renasant Corp.	24,704	341,903
Republic Bancorp, Inc., Kentucky Class A (d)	19,974	355,537
Royal Bancshares of Pennsylvania, Inc. Class A (a)	2,962	3,021
S&T Bancorp, Inc. (d)	35,370	656,114
S.Y. Bancorp, Inc.	7,188	143,760
Sandy Spring Bancorp, Inc.	13,775	225,221
SCBT Financial Corp.	11,512	322,912
Seacoast Banking Corp., Florida (a)(d)	28,120	47,523
Shore Bancshares, Inc.	3,245	18,107
Sierra Bancorp	3,970	41,764
Signature Bank, New York (a)(d)	32,688	1,817,780
Simmons First National Corp. Class A	12,015	276,585
Southside Bancshares, Inc.	13,306	264,523
Southwest Bancorp, Inc., Oklahoma (a)	16,947	86,430
State Bancorp, Inc., New York	4,172	48,437
State Bank Financial Corp. (a)	24,071	341,086
State Investors Bancorp, Inc. (a)	2,209	25,404
StellarOne Corp.	13,124	154,338
Sterling Bancorp, New York	23,278	199,725
Sterling Financial Corp., Washington (a)(d)	25,662	360,551
Suffolk Bancorp	10,842	88,904
Sun Bancorp, Inc., New Jersey (a)	32,277	94,894
SunTrust Banks, Inc.	431,515	8,587,149
Susquehanna Bancshares, Inc. (d)	113,164	759,330
SVB Financial Group (a)(d)	46,160	2,127,053
Synovus Financial Corp.	690,004	1,000,506
Taylor Capital Group, Inc. (a)(d)	9,380	60,970
TCF Financial Corp.	115,000	1,200,600
Texas Capital Bancshares, Inc. (a)(d)	58,543	1,502,799
The First Bancorp, Inc.	3,177	42,508
TIB Financial Corp. (a)	236	2,620
Tompkins Financial Corp. (d)	6,682	259,596
Tower Bancorp, Inc.	13,370	319,543
TowneBank (d)	19,807	233,128
Trico Bancshares (d)	13,234	179,056
Trustmark Corp.	45,663	981,755
U.S. Bancorp	1,534,645	35,619,110
UMB Financial Corp.	26,096	1,012,003
Umpqua Holdings Corp.	98,024	957,694
Union/First Market Bankshares Corp.	18,008	197,908
United Bankshares, Inc., West Virginia	39,109	878,779
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
United Community Banks, Inc., Georgia (a)(d)	14,975	$ 154,991
Univest Corp. of Pennsylvania	7,917	111,709
Valley National Bancorp (d)	151,372	1,799,813
Virginia Commerce Bancorp, Inc. (a)(d)	29,434	172,189
VIST Financial Corp.	1,503	9,619
Washington Banking Co., Oak Harbor	6,161	68,387
Washington Trust Bancorp, Inc.	13,429	289,932
Webster Financial Corp.	58,353	1,056,189
Wells Fargo & Co.	3,996,810	104,316,741
WesBanco, Inc.	20,114	389,809
West Bancorp., Inc.	1,319	11,634
West Coast Bancorp (a)	11,210	165,908
Westamerica Bancorp.	24,586	1,042,692
Western Alliance Bancorp. (a)(d)	53,106	323,416
Wilshire Bancorp, Inc. (a)	45,576	140,374
Wintrust Financial Corp.	27,918	881,650
Zions Bancorporation	139,375	2,430,700
		300,879,327
Consumer Finance - 0.7%
Advance America Cash Advance Centers, Inc.	37,983	317,538
American Express Co.	852,858	42,395,571
Capital One Financial Corp.	364,439	16,782,416
Cash America International, Inc.	23,469	1,311,448
CompuCredit Holdings Corp. (a)(d)	53,285	170,512
Consumer Portfolio Services, Inc. (a)	2,703	2,811
Credit Acceptance Corp. (a)	3,793	262,248
DFC Global Corp. (a)	32,556	718,511
Discover Financial Services	469,112	11,802,858
EZCORP, Inc. (non-vtg.) Class A (a)(d)	35,887	1,204,009
First Cash Financial Services, Inc. (a)(d)	22,328	1,042,941
First Marblehead Corp. (a)(d)	56,921	79,689
Green Dot Corp. Class A (a)(d)	7,560	247,212
Imperial Holdings, Inc. (a)	18,331	136,016
Nelnet, Inc. Class A	24,371	467,923
Netspend Holdings, Inc. (d)	25,808	152,783
SLM Corp.	414,760	5,694,655
World Acceptance Corp. (a)(d)	16,751	1,091,328
		83,880,469
Diversified Financial Services - 2.8%
Asset Acceptance Capital Corp. (a)	7,095	28,699
Asta Funding, Inc.	4,902	40,981
Bank of America Corp.	8,080,028	66,013,829
CBOE Holdings, Inc.	40,000	1,010,000
Citigroup, Inc.	2,322,217	72,104,838
CME Group, Inc.	53,674	14,337,399
Compass Diversified Holdings	22,787	312,638
Encore Capital Group, Inc. (a)(d)	10,628	251,565
Gain Capital Holdings, Inc.	11,888	68,356
Interactive Brokers Group, Inc.	39,460	592,295

	Shares	Value
IntercontinentalExchange, Inc. (a)	57,446	$ 6,775,756
JPMorgan Chase & Co.	3,189,781	119,808,174
Leucadia National Corp.	170,961	5,065,574
Life Partners Holdings, Inc. (d)	20,482	140,711
MarketAxess Holdings, Inc.	24,992	736,764
Marlin Business Services Corp. (a)(d)	12,701	147,459
MicroFinancial, Inc.	94	550
Moody's Corp. (d)	184,596	5,691,095
MSCI, Inc. Class A (a)(d)	91,066	3,148,152
NewStar Financial, Inc. (a)(d)	18,863	193,723
NYSE Euronext	210,878	5,752,752
PHH Corp. (a)(d)	49,516	939,319
PICO Holdings, Inc. (a)(d)	20,127	473,387
Portfolio Recovery Associates, Inc. (a)	13,122	959,612
Resource America, Inc. Class A	2,591	11,660
The NASDAQ Stock Market, Inc. (a)	117,105	2,774,217
Vector Capital Corp. rights (a)	4,280	0
		307,379,505
Insurance - 3.7%
21st Century Holding Co. (a)	1,402	3,393
ACE Ltd.	269,538	17,406,764
AFLAC, Inc.	373,683	14,095,323
Alleghany Corp.	5,577	1,667,300
Allied World Assurance Co. Holdings Ltd.	30,768	1,596,859
Allstate Corp.	391,057	10,257,425
American Equity Investment Life Holding Co. (d)	56,296	568,590
American Financial Group, Inc.	65,000	2,163,200
American Independence Corp. (a)	554	2,881
American International Group, Inc. (a)(d)	350,509	8,878,393
American National Insurance Co.	11,430	856,793
Amerisafe, Inc. (a)(d)	25,282	498,814
Amtrust Financial Services, Inc. (d)	26,117	631,770
Aon Corp.	238,033	11,123,282
Arch Capital Group Ltd. (a)(d)	102,126	3,439,604
Argo Group International Holdings, Ltd.	28,681	789,014
Arthur J. Gallagher & Co.	81,459	2,297,958
Aspen Insurance Holdings Ltd.	49,860	1,197,139
Assurant, Inc.	82,715	2,909,087
Assured Guaranty Ltd.	125,595	1,694,277
Axis Capital Holdings Ltd.	88,889	2,547,559
Baldwin & Lyons, Inc. Class B	3,886	88,484
Berkshire Hathaway, Inc. Class B (a)	1,533,488	111,944,624
Brown & Brown, Inc.	87,360	1,835,434
Cincinnati Financial Corp.	116,493	3,252,485
Citizens, Inc. Class A (a)(d)	18,244	123,877
CNA Financial Corp.	20,992	512,415
CNO Financial Group, Inc. (a)	181,457	1,166,769
Crawford & Co. Class B	11,481	82,319
Delphi Financial Group, Inc. Class A	34,132	825,312
Donegal Group, Inc. Class A	3,773	45,917
eHealth, Inc. (a)(d)	28,902	368,211
EMC Insurance Group	5,541	99,738
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Employers Holdings, Inc.	39,865	$ 487,549
Endurance Specialty Holdings Ltd.	36,270	1,311,523
Enstar Group Ltd. (a)(d)	5,647	581,415
Erie Indemnity Co. Class A	25,596	1,882,074
Everest Re Group Ltd.	39,100	3,155,370
FBL Financial Group, Inc. Class A	14,248	415,614
Fidelity National Financial, Inc. Class A	164,437	2,793,785
First Acceptance Corp. (a)	4,449	6,451
First American Financial Corp.	109,487	1,669,677
Flagstone Reinsurance Holdings Ltd.	21,197	150,499
Fortegra Financial Corp. (a)	11,707	60,291
FPIC Insurance Group, Inc. (a)	15,316	642,047
Genworth Financial, Inc. Class A (a)	377,995	2,611,945
Global Indemnity PLC (a)	15,041	278,259
Greenlight Capital Re, Ltd. (a)(d)	17,716	397,370
Hanover Insurance Group, Inc.	31,956	1,135,077
Harleysville Group, Inc.	9,024	258,718
Hartford Financial Services Group, Inc.	350,119	6,701,278
HCC Insurance Holdings, Inc.	81,776	2,391,130
Hilltop Holdings, Inc. (a)	59,677	464,884
Horace Mann Educators Corp.	41,605	554,179
Independence Holding Co. (d)	15,974	132,265
Infinity Property & Casualty Corp.	14,671	748,955
Investors Title Co.	1,191	44,055
Kansas City Life Insurance Co.	3,141	96,617
Kemper Corp.	39,324	1,008,267
Lincoln National Corp.	245,682	5,097,902
Loews Corp.	288,195	10,841,896
Maiden Holdings Ltd.	57,454	489,508
Markel Corp. (a)	7,390	2,911,512
Marsh & McLennan Companies, Inc.	434,998	12,928,141
MBIA, Inc. (a)(d)	126,782	983,828
Meadowbrook Insurance Group, Inc.	51,337	481,541
Mercury General Corp.	15,773	623,191
MetLife, Inc.	656,384	22,054,502
Montpelier Re Holdings Ltd. (d)	68,071	1,169,460
National Financial Partners Corp. (a)(d)	41,962	536,274
National Security Group, Inc.	1,740	17,731
National Western Life Insurance Co. Class A	1,265	191,002
Navigators Group, Inc. (a)(d)	16,629	744,480
Old Republic International Corp.	195,512	1,943,389
OneBeacon Insurance Group Ltd.	22,571	314,188
PartnerRe Ltd.	52,453	2,989,296
Phoenix Companies, Inc. (a)(d)	67,303	129,222
Platinum Underwriters Holdings Ltd.	36,106	1,137,339
Presidential Life Corp.	12,397	118,887
Primerica, Inc.	30,570	636,773
Principal Financial Group, Inc.	244,575	6,202,422
ProAssurance Corp. (a)	23,669	1,717,423
Progressive Corp.	479,958	9,205,594

	Shares	Value
Protective Life Corp.	61,467	$ 1,167,258
Prudential Financial, Inc.	388,063	19,484,643
Reinsurance Group of America, Inc.	69,722	3,721,063
RenaissanceRe Holdings Ltd.	42,236	2,769,415
RLI Corp.	14,303	904,236
Safety Insurance Group, Inc.	16,347	637,533
SeaBright Insurance Holdings, Inc.	41,785	263,663
Selective Insurance Group, Inc.	37,831	575,410
StanCorp Financial Group, Inc. (d)	41,068	1,254,627
State Auto Financial Corp.	6,827	96,124
Stewart Information Services Corp.	23,516	224,107
Symetra Financial Corp.	69,320	743,110
The Chubb Corp.	235,197	14,556,342
The Travelers Companies, Inc.	344,873	17,402,292
Torchmark Corp. (d)	91,024	3,478,027
Tower Group, Inc.	35,795	859,438
Transatlantic Holdings, Inc.	48,980	2,479,857
Unico American Corp.	3,869	41,437
United Fire & Casualty Co.	22,002	398,456
Universal Insurance Holdings, Inc.	17,058	73,349
Unum Group	251,778	5,926,854
Validus Holdings Ltd.	53,678	1,385,966
W.R. Berkley Corp.	93,188	2,878,577
White Mountains Insurance Group Ltd.	6,173	2,469,200
XL Group PLC Class A	254,466	5,295,437
		407,502,226
Real Estate Investment Trusts - 3.0%
Acadia Realty Trust (SBI) (d)	44,383	935,594
AG Mortgage Investment Trust, Inc. (a)	4,214	77,833
Agree Realty Corp. (d)	12,036	269,005
Alexanders, Inc.	2,407	1,041,990
Alexandria Real Estate Equities, Inc. (d)	46,493	3,385,155
American Assets Trust, Inc.	18,113	364,434
American Campus Communities, Inc.	52,629	2,053,057
American Capital Agency Corp.	148,418	4,231,397
American Capital Mortgage Investment Corp.	6,758	122,996
Annaly Capital Management, Inc. (d)	729,166	13,219,780
Anworth Mortgage Asset Corp. (d)	137,510	988,697
Apartment Investment & Management Co. Class A	85,395	2,268,945
Apollo Commercial Real Estate Finance, Inc.	25,237	379,312
Arbor Realty Trust, Inc. (a)	15,559	63,636
Armour Residential REIT, Inc. (d)	49,528	370,965
Ashford Hospitality Trust, Inc. (d)	74,498	603,434
Associated Estates Realty Corp. (d)	40,738	721,063
AvalonBay Communities, Inc. (d)	71,868	9,801,358
BioMed Realty Trust, Inc. (d)	96,387	1,762,918
Boston Properties, Inc.	118,704	12,379,640
Brandywine Realty Trust (SBI) (d)	133,498	1,326,970
BRE Properties, Inc.	55,592	2,794,054
BRT Realty Trust (a)	6,109	38,487
Camden Property Trust (SBI)	58,874	3,933,961
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Campus Crest Communities, Inc.	21,406	$ 253,019
Capital Trust, Inc. Class A (a)(d)	9,581	27,881
CapLease, Inc. (d)	51,343	204,859
Capstead Mortgage Corp. (d)	63,010	838,663
CBL & Associates Properties, Inc. (d)	115,553	1,699,785
Cedar Shopping Centers, Inc.	39,440	145,139
Chesapeake Lodging Trust	23,960	307,167
Chimera Investment Corp. (d)	779,034	2,360,473
Cogdell Spencer, Inc.	42,072	179,647
Colonial Properties Trust (SBI) (d)	66,989	1,408,109
Colony Financial, Inc. (d)	23,408	361,185
CommonWealth REIT	74,534	1,532,419
Coresite Realty Corp.	17,032	274,215
Corporate Office Properties Trust (SBI) (d)	74,998	2,009,196
Cousins Properties, Inc.	93,846	677,568
Crexus Investment Corp.	55,139	515,550
Cypress Sharpridge Investments, Inc. (d)	59,770	797,930
DCT Industrial Trust, Inc. (d)	170,134	767,304
Developers Diversified Realty Corp.	175,000	2,168,250
DiamondRock Hospitality Co.	130,902	1,013,181
Digital Realty Trust, Inc.	78,807	4,708,718
Douglas Emmett, Inc. (d)	98,448	1,776,002
Duke Realty LP	218,322	2,591,482
DuPont Fabros Technology, Inc. (d)	42,659	987,556
EastGroup Properties, Inc. (d)	26,529	1,072,037
Education Realty Trust, Inc.	52,392	471,528
Entertainment Properties Trust (SBI) (d)	33,671	1,418,559
Equity Lifestyle Properties, Inc.	26,800	1,847,056
Equity One, Inc.	36,908	664,713
Equity Residential (SBI)	233,012	14,255,674
Essex Property Trust, Inc.	32,748	4,700,975
Excel Trust, Inc.	33,093	356,412
Extra Space Storage, Inc.	72,828	1,565,802
Federal Realty Investment Trust (SBI)	47,323	4,285,098
FelCor Lodging Trust, Inc. (a)	92,506	317,296
First Industrial Realty Trust, Inc. (a)	61,664	582,108
First Potomac Realty Trust	49,332	638,849
Franklin Street Properties Corp. (d)	75,215	980,804
General Growth Properties, Inc.	311,486	4,248,669
Getty Realty Corp.	25,136	477,835
Gladstone Commercial Corp.	8,301	137,299
Glimcher Realty Trust (d)	72,841	619,877
Government Properties Income Trust	26,610	623,206
Gramercy Capital Corp. (a)(d)	28,207	80,390
Hatteras Financial Corp. (d)	54,431	1,502,840
HCP, Inc.	326,265	12,163,159
Health Care REIT, Inc.	139,230	7,095,161
Healthcare Realty Trust, Inc.	49,608	867,644
Hersha Hospitality Trust	149,548	554,823
Highwoods Properties, Inc. (SBI)	50,627	1,658,541
Home Properties, Inc. (d)	26,484	1,770,985

	Shares	Value
Hospitality Properties Trust (SBI) (d)	92,057	$ 2,161,498
Host Hotels & Resorts, Inc.	535,555	6,335,616
Hudson Pacific Properties, Inc.	15,803	220,136
Inland Real Estate Corp.	64,718	524,863
Invesco Mortgage Capital, Inc.	86,860	1,532,210
Investors Real Estate Trust	76,636	596,228
iStar Financial, Inc. (a)(d)	78,464	564,156
Kilroy Realty Corp. (d)	43,979	1,571,370
Kimco Realty Corp. (d)	332,628	5,887,516
Kite Realty Group Trust	33,416	143,355
LaSalle Hotel Properties (SBI)	51,371	965,775
Lexington Corporate Properties Trust	118,919	877,622
Liberty Property Trust (SBI) (d)	86,921	2,950,099
LTC Properties, Inc.	29,521	796,772
Mack-Cali Realty Corp. (d)	64,100	1,996,715
Medical Properties Trust, Inc. (d)	96,389	1,030,398
MFA Financial, Inc.	260,468	1,950,905
Mid-America Apartment Communities, Inc.	24,632	1,760,695
Mission West Properties, Inc.	35,129	274,709
Monmouth Real Estate Investment Corp. Class A	10,554	85,698
MPG Office Trust, Inc. (a)	55,889	155,371
National Health Investors, Inc.	20,011	914,503
National Retail Properties, Inc.	61,734	1,682,869
NorthStar Realty Finance Corp. (d)	100,123	382,470
Omega Healthcare Investors, Inc. (d)	70,983	1,288,341
One Liberty Properties, Inc.	12,355	192,738
Parkway Properties, Inc.	32,889	446,633
Pebblebrook Hotel Trust	37,746	606,578
Pennsylvania Real Estate Investment Trust (SBI)	60,071	619,332
Pennymac Mortgage Investment Trust	26,579	452,906
Piedmont Office Realty Trust, Inc. Class A	134,874	2,549,119
Plum Creek Timber Co., Inc.	127,069	4,824,810
PMC Commercial Trust	9,326	75,354
Post Properties, Inc. (d)	40,156	1,678,521
Potlatch Corp. (d)	29,966	1,005,659
Prologis, Inc.	336,001	9,149,307
PS Business Parks, Inc.	18,065	987,614
Public Storage	114,768	14,200,245
RAIT Financial Trust (d)	23,336	90,777
Ramco-Gershenson Properties Trust (SBI) (d)	25,837	267,413
Rayonier, Inc.	93,000	3,900,420
Realty Income Corp.	97,000	3,363,960
Redwood Trust, Inc. (d)	66,806	839,083
Regency Centers Corp. (d)	59,376	2,449,854
Resource Capital Corp. (d)	47,794	259,043
Retail Opportunity Investments Corp.	20,189	225,915
RLJ Lodging Trust (a)	21,018	278,699
Sabra Health Care REIT, Inc.	48,968	572,191
Saul Centers, Inc.	12,096	427,956
Senior Housing Properties Trust (SBI)	121,911	2,900,263
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Simon Property Group, Inc.	235,026	$ 27,615,555
SL Green Realty Corp.	62,535	4,517,528
Sovran Self Storage, Inc. (d)	23,891	970,930
Stag Industrial, Inc.	10,470	112,657
Starwood Property Trust, Inc.	71,552	1,323,712
Strategic Hotel & Resorts, Inc. (a)(d)	132,595	633,804
Summit Hotel Properties, Inc.	30,637	253,674
Sun Communities, Inc.	30,612	1,179,786
Sunstone Hotel Investors, Inc. (a)	85,837	518,455
Tanger Factory Outlet Centers, Inc. (d)	63,506	1,786,424
Taubman Centers, Inc.	38,951	2,244,746
Terreno Realty Corp.	12,027	181,728
The Macerich Co. (d)	100,762	4,941,368
Transcontinental Realty Investors, Inc. (a)	22,708	57,224
Two Harbors Investment Corp.	103,505	990,543
U-Store-It Trust (d)	61,932	665,150
UDR, Inc.	141,625	3,782,804
UMH Properties, Inc.	5,148	47,568
Universal Health Realty Income Trust (SBI)	9,294	347,781
Urstadt Biddle Properties, Inc.	344	5,377
Urstadt Biddle Properties, Inc. Class A	29,168	490,314
Ventas, Inc.	207,716	11,108,652
Vornado Realty Trust	146,865	12,617,172
Walter Investment Management Corp.	19,336	480,500
Washington (REIT) (SBI)	45,577	1,410,152
Weingarten Realty Investors (SBI) (d)	86,901	2,117,777
Weyerhaeuser Co.	431,596	7,781,676
Winthrop Realty Trust	20,302	207,486
		333,102,142
Real Estate Management & Development - 0.1%
Avatar Holdings, Inc. (a)	6,789	69,384
Brookfield Properties Corp. (d)	207,223	3,489,693
CB Richard Ellis Group, Inc. Class A (a)	225,661	3,421,021
Consolidated-Tomoka Land Co.	2,668	74,864
Forest City Enterprises, Inc. Class A (a)(d)	88,042	1,170,078
Forestar Group, Inc. (a)(d)	35,108	442,010
Grubb & Ellis Co. (a)(d)	41,172	23,192
Howard Hughes Corp. (a)	29,008	1,569,043
Jones Lang LaSalle, Inc.	32,215	2,155,506
Kennedy-Wilson Holdings, Inc. (d)	22,636	262,804
Maui Land & Pineapple, Inc. (a)	34,352	169,012
Tejon Ranch Co. (a)	12,444	338,352
The St. Joe Co. (a)(d)	68,228	1,258,124
Thomas Properties Group, Inc. (a)(d)	16,256	49,906
		14,492,989
Thrifts & Mortgage Finance - 0.3%
Abington Bancorp, Inc.	21,779	190,566
Anchor BanCorp Wisconsin, Inc. (a)(d)	22,275	13,588
Apollo Residential Mortgage, Inc.	8,670	153,893
Astoria Financial Corp. (d)	76,397	780,013

	Shares	Value
Bank Mutual Corp.	49,018	$ 155,877
BankAtlantic Bancorp, Inc. (non-vtg.) Class A (a)(d)	43,283	33,761
BankFinancial Corp.	9,723	75,159
BankUnited, Inc.	31,372	735,673
BCSB Bancorp, Inc. (a)	1,784	21,747
Beneficial Mutual Bancorp, Inc. (a)	38,185	299,370
Berkshire Hills Bancorp, Inc.	12,339	265,782
BofI Holding, Inc. (a)	9,567	135,660
Brookline Bancorp, Inc., Delaware (d)	93,355	786,049
Camco Financial Corp. (a)	381	484
Capitol Federal Financial, Inc.	122,080	1,309,918
CFS Bancorp, Inc.	755	4,137
Chicopee Bancorp, Inc. (a)	1,992	27,948
Citizens South Banking Corp., Delaware	4,413	17,652
Clifton Savings Bancorp, Inc. (d)	16,445	164,614
Dime Community Bancshares, Inc.	56,919	686,443
Doral Financial Corp. (a)	174,934	285,142
ESB Financial Corp.	6,816	82,746
ESSA Bancorp, Inc.	4,716	53,385
Farmer Mac Class C (non-vtg.) (d)	6,602	132,568
First Defiance Financial Corp. (a)(d)	6,742	91,826
First Financial Holdings, Inc.	6,772	42,664
First Financial Northwest, Inc. (a)(d)	2,411	10,753
First Niagara Financial Group, Inc.	232,199	2,498,461
First Place Financial Corp. (a)	7,203	4,826
Flagstar Bancorp, Inc. (a)	266,752	162,719
Flushing Financial Corp.	41,558	477,086
Fox Chase Bancorp, Inc.	4,039	52,143
Franklin Financial Corp./VA (a)	9,471	109,485
Guaranty Federal Bancshares, Inc. (a)	1,014	4,796
HF Financial Corp.	3,001	25,509
Hingham Institution for Savings	1,651	80,899
Home Federal Bancorp, Inc.	1,786	18,181
Hudson City Bancorp, Inc.	388,588	2,413,131
IF Bancorp, Inc. (a)	3,414	37,076
Indiana Community Bancorp	2,484	35,149
Kaiser Federal Financial Group, Inc.	8,017	94,841
Meridian Interstate Bancorp, Inc. (a)	823	10,485
MGIC Investment Corp. (a)(d)	142,436	370,334
NASB Financial, Inc. (a)	1,320	13,372
New York Community Bancorp, Inc.	340,320	4,359,499
Northwest Bancshares, Inc.	81,296	969,048
OceanFirst Financial Corp.	6,419	76,386
Ocwen Financial Corp. (a)(d)	50,011	690,152
Oritani Financial Corp.	27,539	362,138
Parkvale Financial Corp.	563	10,810
People's United Financial, Inc.	313,678	3,685,717
Provident Financial Holdings, Inc.	1,520	12,753
Provident Financial Services, Inc.	61,870	777,087
Provident New York Bancorp	48,520	312,469
PVF Capital Corp. (a)	13,074	20,265
Radian Group, Inc.	92,348	307,519
Riverview Bancorp, Inc. (a)	7,543	20,668
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Teche Holding Co.	143	$ 4,549
Territorial Bancorp, Inc.	9,432	191,281
TF Financial Corp.	1,871	39,553
TFS Financial Corp. (a)	88,600	784,996
The PMI Group, Inc. (a)	86,940	22,604
Timberland Bancorp, Inc. (a)	5,523	27,946
Tree.com, Inc. (a)	3,593	19,115
Trustco Bank Corp., New York	80,140	374,254
United Community Financial Corp., Ohio (a)	12,192	12,192
ViewPoint Financial Group	26,576	319,178
Walker & Dunlop, Inc.	12,018	139,409
Washington Federal, Inc.	87,552	1,315,907
Westfield Financial, Inc.	31,716	238,504
WSFS Financial Corp.	11,406	399,210
		28,459,120
TOTAL FINANCIALS		1,680,349,914
HEALTH CARE - 11.7%
Biotechnology - 1.6%
Aastrom Biosciences, Inc. (a)(d)	86,076	222,937
Acadia Pharmaceuticals, Inc. (a)	21,646	29,439
Achillion Pharmaceuticals, Inc. (a)(d)	31,409	193,165
Acorda Therapeutics, Inc. (a)	28,392	739,612
ADVENTRX Pharmaceuticals, Inc. (a)(d)	15,096	17,360
Affymax, Inc. (a)(d)	72,607	340,527
Agenus, Inc. (a)	5,082	2,643
Alexion Pharmaceuticals, Inc. (a)	147,397	8,540,919
Alkermes, Inc. (a)	71,681	1,242,949
Allos Therapeutics, Inc. (a)(d)	81,509	137,750
Alnylam Pharmaceuticals, Inc. (a)(d)	30,284	211,382
AMAG Pharmaceuticals, Inc. (a)(d)	30,437	429,770
Amgen, Inc.	751,582	41,641,401
Amylin Pharmaceuticals, Inc. (a)(d)	97,418	1,101,798
Anacor Pharmaceuticals, Inc.	9,432	45,651
Anadys Pharmaceuticals, Inc. (a)	18,863	13,498
Anthera Pharmaceuticals, Inc. (a)	13,370	75,006
Ardea Biosciences, Inc. (a)(d)	20,086	325,996
Arena Pharmaceuticals, Inc. (a)(d)	250,000	325,000
ARIAD Pharmaceuticals, Inc. (a)	96,256	947,159
ArQule, Inc. (a)(d)	58,029	253,006
Array Biopharma, Inc. (a)(d)	80,747	171,991
AVEO Pharmaceuticals, Inc. (a)	32,123	545,449
AVI BioPharma, Inc. (a)(d)	124,138	153,931
Avigen, Inc. rights (a)	1,600	0
BioCryst Pharmaceuticals, Inc. (a)(d)	31,257	103,148
Biogen Idec, Inc. (a)	182,224	17,165,501
BioMarin Pharmaceutical, Inc. (a)(d)	84,423	2,497,654
BioMimetic Therapeutics, Inc. (a)	15,060	50,150

	Shares	Value
Biosante Pharmaceuticals, Inc. (a)	79,560	$ 208,447
BioTime, Inc. (a)(d)	35,192	162,235
Cardium Therapeutics, Inc. (a)(d)	203,092	43,259
Cel-Sci Corp. (a)(d)	251,786	99,909
Celgene Corp. (a)	375,777	22,347,458
Cell Therapeutics, Inc. (a)(d)	110,151	129,978
Celldex Therapeutics, Inc. (a)(d)	32,521	101,466
Cephalon, Inc. (a)(d)	60,209	4,855,254
Cepheid, Inc. (a)(d)	45,763	1,659,366
Chelsea Therapeutics International Ltd. (a)(d)	39,460	168,889
Codexis, Inc. (a)	14,909	96,759
Cubist Pharmaceuticals, Inc. (a)(d)	44,169	1,532,223
Curis, Inc. (a)(d)	56,906	182,099
Cyclacel Pharmaceuticals, Inc. (a)(d)	37,663	31,637
Cytokinetics, Inc. (a)(d)	65,059	74,167
Cytori Therapeutics, Inc. (a)(d)	35,551	117,318
CytRx Corp. (a)(d)	73,642	27,984
DARA BioSciences, Inc. (a)(d)	9,337	18,674
Dendreon Corp. (a)(d)	115,048	1,412,789
Discovery Laboratories, Inc. (a)	239	514
Dyax Corp. (a)(d)	64,077	95,475
Dynavax Technologies Corp. (a)(d)	144,172	346,013
Emergent BioSolutions, Inc. (a)	20,312	367,038
EntreMed, Inc. (a)	317	447
Enzon Pharmaceuticals, Inc. (a)(d)	47,650	407,408
Exact Sciences Corp. (a)(d)	50,808	392,746
Exelixis, Inc. (a)	107,405	803,389
Genomic Health, Inc. (a)(d)	10,455	255,102
GenVec, Inc. (a)	8,931	24,650
Geron Corp. (a)(d)	86,825	231,823
Gilead Sciences, Inc. (a)	637,828	25,439,770
GTx, Inc. (a)	14,148	51,216
Halozyme Therapeutics, Inc. (a)(d)	72,454	492,687
Hemispherx Biopharma, Inc. (a)(d)	89,455	26,613
Horizon Pharma, Inc.	4,600	36,800
Human Genome Sciences, Inc. (a)(d)	143,522	1,847,128
iBio, Inc. (a)(d)	44,282	95,206
Icagen, Inc. (a)	10,000	59,900
Idenix Pharmaceuticals, Inc. (a)	45,966	267,062
Idera Pharmaceuticals, Inc. (a)	8,489	15,280
ImmunoGen, Inc. (a)(d)	63,464	689,219
Immunomedics, Inc. (a)(d)	60,105	241,021
Incyte Corp. (a)(d)	90,301	1,451,137
Infinity Pharmaceuticals, Inc. (a)	1,903	13,055
Inhibitex, Inc. (a)	47,380	167,251
Insmed, Inc. (a)(d)	7,548	35,853
InterMune, Inc. (a)	34,720	933,968
Ironwood Pharmaceuticals, Inc. Class A (a)	38,767	493,892
Isis Pharmaceuticals, Inc. (a)(d)	70,434	527,551
Keryx Biopharmaceuticals, Inc. (a)	72,502	295,083
Lexicon Pharmaceuticals, Inc. (a)(d)	146,665	199,464
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Ligand Pharmaceuticals, Inc.:
rights 12/31/11 (a)	2,082	$ 0
Class B (a)	18,383	279,973
MannKind Corp. (a)(d)	86,208	260,348
Marina Biotech, Inc. (a)(d)	85,693	17,850
Maxygen, Inc.	41,196	226,990
Medivation, Inc. (a)(d)	26,497	428,456
Metabolix, Inc. (a)(d)	23,828	128,909
Micromet, Inc. (a)(d)	82,371	396,205
Momenta Pharmaceuticals, Inc. (a)(d)	32,484	549,629
Myrexis, Inc. (a)	75,469	204,521
Myriad Genetics, Inc. (a)(d)	68,519	1,358,732
Nabi Biopharmaceuticals (a)	38,497	72,374
Neurocrine Biosciences, Inc. (a)	45,922	281,961
Novavax, Inc. (a)(d)	87,316	161,098
NPS Pharmaceuticals, Inc. (a)	73,725	549,989
Omeros Corp. (a)(d)	4,858	18,995
OncoGenex Pharmaceuticals, Inc. (a)(d)	5,596	66,816
Oncothyreon, Inc. (a)(d)	26,285	188,726
ONYX Pharmaceuticals, Inc. (a)	46,829	1,593,591
Opexa Therapeutics, Inc. (a)(d)	10,000	13,900
Opko Health, Inc. (a)(d)	114,939	480,445
Orchid Cellmark, Inc. (a)	2,984	8,087
OREXIGEN Therapeutics, Inc. (a)	37,368	53,063
Osiris Therapeutics, Inc. (a)(d)	19,935	106,652
OXiGENE, Inc. (a)(d)	7,366	13,111
Oxygen Biotherapeutics, Inc. (a)(d)	30,131	69,000
PDL BioPharma, Inc.	115,130	703,444
Peregrine Pharmaceuticals, Inc. (a)	52,699	74,306
Pharmacyclics, Inc. (a)(d)	44,803	516,131
Pharmasset, Inc. (a)(d)	29,537	3,878,799
PharmAthene, Inc. (a)(d)	56,363	136,962
Poniard Pharmaceuticals, Inc. (a)	79,194	11,879
Progenics Pharmaceuticals, Inc. (a)(d)	27,770	172,729
PROLOR Biotech, Inc. (a)(d)	36,466	169,932
Raptor Pharmaceutical Corp. (a)(d)	9,724	45,995
Regeneron Pharmaceuticals, Inc. (a)(d)	60,207	3,554,019
Repligen Corp. (a)	5,750	18,860
Rigel Pharmaceuticals, Inc. (a)(d)	67,479	531,735
RXi Pharmaceuticals Corp. (a)(d)	34,117	34,799
Sangamo Biosciences, Inc. (a)(d)	40,865	221,080
Savient Pharmaceuticals, Inc. (a)(d)	120,193	516,830
SciClone Pharmaceuticals, Inc. (a)(d)	30,738	143,854
Seattle Genetics, Inc. (a)(d)	72,942	1,268,461
SIGA Technologies, Inc. (a)(d)	32,367	185,787
Spectrum Pharmaceuticals, Inc. (a)(d)	38,299	327,456
StemCells, Inc. (a)	16,071	39,856
Sunesis Pharmaceuticals, Inc. (a)(d)	35,814	55,512
SuperGen, Inc. (a)	51,499	110,723
Synta Pharmaceuticals Corp. (a)	6,971	29,627
Targacept, Inc. (a)	20,821	338,966

	Shares	Value
Telik, Inc. (a)	12,510	$ 3,753
Theravance, Inc. (a)(d)	50,959	968,221
Trimeris, Inc. (a)(d)	15,908	31,339
Trius Therapeutics, Inc.	1,881	12,471
United Therapeutics Corp. (a)(d)	39,075	1,686,086
Vanda Pharmaceuticals, Inc. (a)(d)	31,507	190,932
Vertex Pharmaceuticals, Inc. (a)(d)	162,647	7,363,030
Vical, Inc. (a)(d)	33,089	120,113
XOMA Ltd. (a)(d)	37,060	72,638
Zalicus, Inc. (a)	74,245	118,792
ZIOPHARM Oncology, Inc. (a)(d)	49,736	284,987
Zogenix, Inc. (d)	34,197	118,322
		178,686,311
Health Care Equipment & Supplies - 2.0%
Abaxis, Inc. (a)(d)	25,554	635,528
Abiomed, Inc. (a)(d)	39,886	496,182
Accuray, Inc. (a)(d)	41,511	205,064
Alere, Inc. (a)	62,394	1,557,978
Align Technology, Inc. (a)(d)	48,607	928,394
Alimera Sciences, Inc. (a)	4,104	29,385
Alphatec Holdings, Inc. (a)(d)	40,376	102,151
Analogic Corp. (d)	10,132	501,737
Angiodynamics, Inc. (a)	28,940	416,736
Antares Pharma, Inc. (a)	19,495	47,568
ArthroCare Corp. (a)(d)	22,687	735,739
Atrion Corp.	483	103,797
Baxter International, Inc.	459,854	25,742,627
Becton, Dickinson & Co.	164,833	13,414,110
BioLase Technology, Inc. (d)	26,028	87,454
Boston Scientific Corp. (a)	1,210,393	8,206,465
BSD Medical Corp. (a)(d)	50,868	149,043
C. R. Bard, Inc.	70,221	6,689,252
Cantel Medical Corp.	23,862	594,880
Cardica, Inc. (a)	26,088	59,481
Cardiovascular Systems, Inc. (a)(d)	6,282	80,724
CareFusion Corp. (a)	173,385	4,440,390
Cerus Corp. (a)(d)	42,449	87,020
Conceptus, Inc. (a)(d)	29,569	313,431
CONMED Corp. (a)(d)	21,418	502,252
Covidien PLC	394,613	20,590,906
Cryolife, Inc. (a)	22,998	117,520
Cutera, Inc. (a)	16,950	133,736
Cyberonics, Inc. (a)(d)	28,545	805,254
Cynosure, Inc. Class A (a)	4,661	47,729
Delcath Systems, Inc. (a)(d)	62,717	259,648
DENTSPLY International, Inc. (d)	110,552	3,891,430
DexCom, Inc. (a)(d)	41,619	500,677
Edwards Lifesciences Corp. (a)	91,345	6,891,980
Endologix, Inc. (a)(d)	30,759	292,826
Exactech, Inc. (a)(d)	3,403	50,432
Fonar Corp. (a)	789	1,499
Gen-Probe, Inc. (a)	37,182	2,229,805
Greatbatch, Inc. (a)	24,489	547,329
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Haemonetics Corp. (a)(d)	18,667	$ 1,166,874
Hansen Medical, Inc. (a)(d)	53,427	201,420
Hill-Rom Holdings, Inc.	46,020	1,394,406
Hologic, Inc. (a)	199,622	3,321,710
ICU Medical, Inc. (a)(d)	19,029	783,995
IDEXX Laboratories, Inc. (a)	48,370	3,858,959
Insulet Corp. (a)	25,124	439,168
Integra LifeSciences Holdings Corp. (a)(d)	15,576	621,171
Intuitive Surgical, Inc. (a)(d)	31,273	11,925,959
Invacare Corp. (d)	31,175	783,116
IRIS International, Inc. (a)	22,447	191,922
IVAX Diagnostics, Inc. (a)	3,395	2,410
Kensey Nash Corp. (a)(d)	20,654	567,159
Kewaunee Scientific Corp.	1,510	13,937
Kinetic Concepts, Inc. (a)(d)	56,475	3,814,322
Mako Surgical Corp. (a)(d)	31,918	1,145,856
Masimo Corp. (d)	38,819	957,665
Medical Action Industries, Inc. (a)	14,163	87,952
Medtronic, Inc.	869,640	30,498,275
MELA Sciences, Inc. (a)(d)	35,344	77,757
Meridian Bioscience, Inc. (d)	38,900	719,650
Merit Medical Systems, Inc. (a)	32,413	471,609
Misonix, Inc. (a)	2,830	6,226
Natus Medical, Inc. (a)(d)	27,022	283,191
Neogen Corp. (a)(d)	29,444	1,022,296
Neoprobe Corp. (a)(d)	57,323	193,179
NuVasive, Inc. (a)(d)	30,787	745,969
NxStage Medical, Inc. (a)(d)	53,125	976,969
OraSure Technologies, Inc. (a)	22,416	164,309
Orthofix International NV (a)(d)	18,023	660,633
Palomar Medical Technologies, Inc. (a)	17,357	139,724
Quidel Corp. (a)(d)	37,815	577,813
ResMed, Inc. (a)(d)	117,372	3,635,011
Retractable Technologies, Inc. (a)	5,758	7,370
Rockwell Medical Technologies, Inc. (a)	2,270	20,475
RTI Biologics, Inc. (a)	32,338	108,656
Sirona Dental Systems, Inc. (a)	41,715	1,946,422
Solta Medical, Inc. (a)	11,938	20,414
SonoSite, Inc. (a)(d)	20,858	608,219
St. Jude Medical, Inc.	260,088	11,844,408
Staar Surgical Co. (a)(d)	17,322	141,867
Stereotaxis, Inc. (a)(d)	26,913	34,987
Steris Corp.	38,437	1,236,903
Stryker Corp.	240,949	11,767,949
SurModics, Inc. (a)(d)	21,422	228,359
Symmetry Medical, Inc. (a)	32,220	268,393
Synovis Life Technologies, Inc. (a)	10,375	176,894
Teleflex, Inc. (d)	30,014	1,726,405
The Cooper Companies, Inc.	34,564	2,601,632
The Spectranetics Corp. (a)	19,764	121,944
Theragenics Corp. (a)	1,226	1,962

	Shares	Value
ThermoGenesis Corp. (a)(d)	17,383	$ 29,203
Thoratec Corp. (a)(d)	42,563	1,458,208
Unilife Corp. (a)(d)	37,677	175,575
Urologix, Inc. (a)(d)	3,584	3,226
Uroplasty, Inc. (a)	1,752	10,932
Varian Medical Systems, Inc. (a)(d)	93,885	5,347,690
Vascular Solutions, Inc. (a)	2,331	28,112
Vermillion, Inc. (a)(d)	5,759	16,010
Volcano Corp. (a)(d)	40,858	1,223,697
West Pharmaceutical Services, Inc. (d)	24,844	996,741
Wright Medical Group, Inc. (a)(d)	32,570	499,298
Young Innovations, Inc.	2,365	64,825
Zimmer Holdings, Inc. (a)	152,614	8,682,210
Zoll Medical Corp. (a)(d)	20,464	914,332
		226,252,089
Health Care Providers & Services - 2.3%
Accretive Health, Inc. (a)(d)	23,217	623,144
Aetna, Inc.	311,103	12,453,453
Air Methods Corp. (a)(d)	15,045	1,001,245
Alliance Healthcare Services, Inc. (a)(d)	65,173	103,625
Allied Healthcare International, Inc. (a)(d)	9,980	38,323
Almost Family, Inc. (a)(d)	10,897	215,434
Amedisys, Inc. (a)	21,121	358,423
American Dental Partners, Inc. (a)	4,442	48,773
AMERIGROUP Corp. (a)(d)	37,022	1,831,478
AmerisourceBergen Corp.	226,970	8,983,473
AMN Healthcare Services, Inc. (a)(d)	40,897	225,342
AmSurg Corp. (a)	27,977	633,120
Assisted Living Concepts, Inc. Class A	18,486	248,267
Bio-Reference Laboratories, Inc. (a)(d)	35,018	708,764
BioScrip, Inc. (a)(d)	45,793	289,870
Brookdale Senior Living, Inc. (a)(d)	92,203	1,485,390
Capital Senior Living Corp. (a)	29,205	209,692
Cardinal Health, Inc.	276,093	11,733,953
CardioNet, Inc. (a)	37,480	123,309
Catalyst Health Solutions, Inc. (a)	32,675	1,755,301
Centene Corp. (a)	35,587	1,134,869
Chemed Corp. (d)	15,654	908,715
Chindex International, Inc. (a)(d)	10,080	106,445
CIGNA Corp.	215,376	10,066,674
Community Health Systems, Inc. (a)(d)	72,918	1,484,610
Continucare Corp. (a)(d)	23,881	151,883
Corvel Corp. (a)	5,751	262,361
Coventry Health Care, Inc. (a)	115,941	3,812,140
Cross Country Healthcare, Inc. (a)	31,968	157,602
DaVita, Inc. (a)	75,735	5,572,581
Emeritus Corp. (a)(d)	19,571	342,297
ExamWorks Group, Inc. (a)(d)	18,813	282,759
Express Scripts, Inc. (a)	391,443	18,374,334
Five Star Quality Care, Inc. (a)	35,374	114,966
Gentiva Health Services, Inc. (a)	26,477	201,490
Hanger Orthopedic Group, Inc. (a)(d)	29,799	559,625
HCA Holdings, Inc.	96,931	1,941,528
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Health Management Associates, Inc. Class A (a)	188,340	$ 1,548,155
Health Net, Inc. (a)	73,835	1,822,986
HealthSouth Corp. (a)(d)	65,405	1,399,013
HealthSpring, Inc. (a)	50,601	1,975,463
Healthways, Inc. (a)(d)	37,107	466,064
Henry Schein, Inc. (a)	71,333	4,701,558
HMS Holdings Corp. (a)(d)	62,052	1,627,624
Hooper Holmes, Inc. (a)	6,876	5,363
Humana, Inc.	135,618	10,529,382
IPC The Hospitalist Co., Inc. (a)	24,968	1,001,217
Kindred Healthcare, Inc. (a)(d)	41,002	530,566
Laboratory Corp. of America Holdings (a)(d)	79,029	6,601,292
Landauer, Inc.	12,039	620,731
LCA-Vision, Inc. (a)	7,869	22,269
LHC Group, Inc. (a)(d)	14,055	280,819
LifePoint Hospitals, Inc. (a)(d)	39,596	1,453,173
Lincare Holdings, Inc. (d)	70,738	1,522,989
Magellan Health Services, Inc. (a)	27,633	1,378,058
McKesson Corp.	201,708	16,122,520
Medcath Corp. (a)(d)	10,115	140,599
Medco Health Solutions, Inc. (a)	319,419	17,293,345
MEDNAX, Inc. (a)	36,660	2,394,265
MedQuist Holdings, Inc. (a)	10,322	85,157
Metropolitan Health Networks, Inc. (a)	9,819	50,371
Molina Healthcare, Inc. (a)(d)	19,156	368,370
MWI Veterinary Supply, Inc. (a)	15,166	1,122,284
National Healthcare Corp. (d)	6,201	213,500
Omnicare, Inc. (d)	89,596	2,661,897
Owens & Minor, Inc. (d)	46,028	1,355,064
Patterson Companies, Inc.	77,333	2,259,670
PDI, Inc. (a)	1,498	10,846
PharMerica Corp. (a)(d)	32,011	471,522
Providence Service Corp. (a)	14,532	154,620
PSS World Medical, Inc. (a)(d)	42,894	1,011,441
Quest Diagnostics, Inc. (d)	124,493	6,233,365
Select Medical Holdings Corp. (a)	41,557	301,288
Skilled Healthcare Group, Inc. (a)(d)	29,795	161,787
SRI/Surgical Express, Inc. (a)	849	2,988
Sun Healthcare Group, Inc. (a)	16,667	71,001
Sunrise Senior Living, Inc. (a)(d)	34,359	254,944
Team Health Holdings, Inc. (a)	32,700	611,163
Tenet Healthcare Corp. (a)	557,542	2,943,822
The Ensign Group, Inc.	5,230	122,016
Triple-S Management Corp. (a)(d)	22,184	378,237
U.S. Physical Therapy, Inc.	12,332	244,914
UnitedHealth Group, Inc.	881,644	41,895,723
Universal American Spin Corp. (a)	36,830	404,762
Universal Health Services, Inc. Class B	69,717	2,900,227
Vanguard Health Systems, Inc. (a)	18,994	245,782

	Shares	Value
VCA Antech, Inc. (a)(d)	63,662	$ 1,178,384
Wellcare Health Plans, Inc. (a)	33,908	1,554,004
WellPoint, Inc.	297,077	18,804,974
		250,056,832
Health Care Technology - 0.2%
Allscripts-Misys Healthcare Solutions, Inc. (a)(d)	138,712	2,490,574
athenahealth, Inc. (a)(d)	25,191	1,461,078
Cerner Corp. (a)(d)	112,127	7,395,897
Computer Programs & Systems, Inc.	17,534	1,241,758
Emdeon, Inc. Class A (a)	32,030	599,602
Epocrates, Inc. (a)(d)	11,995	127,507
HealthStream, Inc. (a)	3,013	37,391
MedAssets, Inc. (a)	32,211	368,172
Medidata Solutions, Inc. (a)(d)	24,647	406,676
Merge Healthcare, Inc. (a)	35,791	211,883
Omnicell, Inc. (a)(d)	27,584	431,414
Quality Systems, Inc.	15,236	1,402,017
Transcend Services, Inc. (a)	6,774	174,905
		16,348,874
Life Sciences Tools & Services - 0.6%
Affymetrix, Inc. (a)(d)	61,198	342,709
Agilent Technologies, Inc. (a)	292,614	10,788,678
Albany Molecular Research, Inc. (a)	26,219	91,504
Apricus Biosciences, Inc. (a)(d)	19,980	95,704
Bio-Rad Laboratories, Inc. Class A (a)	17,303	1,736,183
Biodelivery Sciences International, Inc. (a)	3,662	12,378
Bruker BioSciences Corp. (a)	53,701	764,165
Caliper Life Sciences, Inc. (a)	33,402	251,183
Cambrex Corp. (a)	20,322	101,000
Charles River Laboratories International, Inc. (a)(d)	46,750	1,548,360
Covance, Inc. (a)(d)	47,197	2,339,083
Enzo Biochem, Inc. (a)(d)	16,125	47,085
eResearchTechnology, Inc. (a)(d)	59,548	310,245
Fluidigm Corp. (a)	2,516	33,941
Furiex Pharmaceuticals, Inc. (a)	6,166	94,586
Harvard Bioscience, Inc. (a)	741	3,238
Illumina, Inc. (a)(d)	96,890	5,047,969
Life Technologies Corp. (a)	146,578	6,156,276
Luminex Corp. (a)(d)	35,366	814,479
Medtox Scientific, Inc.	717	10,038
Mettler-Toledo International, Inc. (a)(d)	24,879	3,962,478
Pacific Biosciences of California, Inc.	31,794	225,102
PAREXEL International Corp. (a)(d)	46,380	945,224
PerkinElmer, Inc.	84,518	1,932,927
Pharmaceutical Product Development, Inc.	81,845	2,576,481
pSivida Corp. (a)	13,676	60,858
Sequenom, Inc. (a)(d)	68,917	422,461
SeraCare Life Sciences, Inc. (a)	4,716	17,261
Strategic Diagnostics, Inc. (a)	2,924	5,585
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Techne Corp.	28,704	$ 2,080,179
Thermo Fisher Scientific, Inc. (a)	306,476	16,834,727
Waters Corp. (a)	71,481	5,709,187
		65,361,274
Pharmaceuticals - 5.0%
Abbott Laboratories	1,236,272	64,916,643
Acura Pharmaceuticals, Inc. (a)	3,165	9,748
Adeona Pharmaceuticals, Inc. (a)(d)	10,000	6,950
Adolor Corp. (a)	23,668	51,596
Aegerion Pharmaceuticals, Inc. (d)	7,037	102,177
Akorn, Inc. (a)	38,239	307,442
Alexza Pharmaceuticals, Inc. (a)(d)	70,975	97,236
Allergan, Inc.	245,161	20,056,621
Ampio Pharmaceuticals, Inc. (a)	3,197	25,001
Auxilium Pharmaceuticals, Inc. (a)	37,679	640,920
AVANIR Pharmaceuticals Class A (a)(d)	71,915	204,239
Bristol-Myers Squibb Co.	1,373,276	40,854,961
Cadence Pharmaceuticals, Inc. (a)(d)	47,180	308,557
Columbia Laboratories, Inc. (a)	46,715	107,912
Corcept Therapeutics, Inc. (a)	39,613	112,105
Cornerstone Therapeutics, Inc. (a)	8,489	66,129
Cumberland Pharmaceuticals, Inc. (a)(d)	7,854	48,930
DepoMed, Inc. (a)(d)	35,077	218,179
Durect Corp. (a)	51,817	86,534
Echo Therapeutics, Inc. (a)(d)	22,045	88,841
Eli Lilly & Co.	784,458	29,425,020
Endo Pharmaceuticals Holdings, Inc. (a)	77,340	2,467,919
Endocyte, Inc.	24,623	269,868
Forest Laboratories, Inc. (a)	226,393	7,751,696
Hi-Tech Pharmacal Co., Inc. (a)(d)	14,118	395,445
Hospira, Inc. (a)	136,139	6,289,622
Impax Laboratories, Inc. (a)	46,382	912,334
Ista Pharmaceuticals, Inc. (a)	3,373	15,448
Jazz Pharmaceuticals, Inc. (a)	15,420	661,364
Johnson & Johnson	2,194,993	144,430,539
KV Pharmaceutical Co. Class A (a)(d)	30,893	54,681
Lannett Co., Inc. (a)(d)	30,358	117,485
MAP Pharmaceuticals, Inc. (a)	11,864	166,096
Medicis Pharmaceutical Corp. Class A (d)	44,789	1,742,292
Merck & Co., Inc.	2,463,345	81,585,986
Mylan, Inc. (a)	339,708	7,052,338
Nektar Therapeutics (a)(d)	161,032	921,908
Obagi Medical Products, Inc. (a)	23,988	250,195
Optimer Pharmaceuticals, Inc. (a)(d)	23,713	235,944
Pain Therapeutics, Inc. (d)	37,891	179,982
Par Pharmaceutical Companies, Inc. (a)	25,634	762,099
Pernix Therapeutics Holdings, Inc. (a)	6,400	56,640
Perrigo Co.	69,947	6,626,779
Pfizer, Inc.	6,455,313	122,521,841
Pozen, Inc. (a)	25,479	72,106
Questcor Pharmaceuticals, Inc. (a)(d)	58,689	1,763,604

	Shares	Value
Repros Therapeutics, Inc. (a)(d)	11,790	$ 55,295
Sagent Pharmaceuticals, Inc. (d)	3,885	89,316
Salix Pharmaceuticals Ltd. (a)	42,401	1,291,110
Santarus, Inc. (a)	25,769	79,111
Somaxon Pharmaceuticals, Inc. (a)(d)	57,340	57,340
The Medicines Company (a)	47,366	690,596
Tranzyme, Inc.	10,222	32,506
Ventrus Biosciences, Inc.	6,147	61,163
ViroPharma, Inc. (a)(d)	56,535	1,119,958
Vivus, Inc. (a)	69,480	579,463
Warner Chilcott PLC	98,620	1,682,457
Watson Pharmaceuticals, Inc. (a)(d)	98,494	6,610,917
XenoPort, Inc. (a)	36,565	267,290
		557,656,474
TOTAL HEALTH CARE		1,294,361,854
INDUSTRIALS - 10.7%
Aerospace & Defense - 2.2%
AAR Corp.	32,646	770,119
AeroCentury Corp. (a)	755	9,068
AeroVironment, Inc. (a)(d)	14,530	416,430
Alliant Techsystems, Inc.	24,174	1,534,324
American Science & Engineering, Inc. (d)	9,502	640,815
API Technologies Corp. (a)	24,520	115,734
Ascent Solar Technologies, Inc. (a)(d)	36,296	34,086
Astronics Corp. (a)	4,759	141,961
Astronics Corp. Class B	259	6,475
BE Aerospace, Inc. (a)	74,862	2,607,443
Ceradyne, Inc. (a)	18,863	591,544
Cubic Corp.	14,746	618,300
Curtiss-Wright Corp.	38,787	1,194,252
DigitalGlobe, Inc. (a)	21,074	477,537
Ducommun, Inc.	10,474	194,397
Esterline Technologies Corp. (a)(d)	22,995	1,731,294
GenCorp, Inc. (non-vtg.) (a)(d)	80,387	357,722
General Dynamics Corp.	251,118	16,091,641
GeoEye, Inc. (a)	21,496	777,510
Goodrich Corp.	100,789	8,988,363
HEICO Corp. Class A	24,948	964,739
Hexcel Corp. (a)	72,562	1,666,749
Honeywell International, Inc.	570,972	27,298,171
Huntington Ingalls Industries, Inc. (a)	35,844	1,073,169
Innovative Solutions & Support, Inc. (a)	22,240	106,752
ITT Corp.	145,937	6,908,658
KEYW Holding Corp. (d)	15,236	180,394
Kratos Defense & Security Solutions, Inc. (a)(d)	27,514	260,282
L-3 Communications Holdings, Inc.	86,138	5,841,879
LMI Aerospace, Inc. (a)	7,545	148,787
Lockheed Martin Corp.	224,738	16,673,312
Moog, Inc. Class A (a)	30,496	1,216,180
National Presto Industries, Inc. (d)	4,626	448,722
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Northrop Grumman Corp.	221,140	$ 12,078,667
Orbital Sciences Corp. (a)	43,858	685,939
Precision Castparts Corp.	113,486	18,594,681
Raytheon Co.	296,955	12,837,365
Rockwell Collins, Inc.	123,401	6,226,814
Spirit AeroSystems Holdings, Inc. Class A (a)	90,000	1,510,200
Sypris Solutions, Inc. (a)	3,041	10,248
Taser International, Inc. (a)(d)	64,631	287,608
Teledyne Technologies, Inc. (a)	27,270	1,488,669
Textron, Inc.	215,208	3,630,559
The Boeing Co.	524,813	35,088,997
TransDigm Group, Inc. (a)	34,898	3,205,730
Triumph Group, Inc.	28,693	1,502,939
United Technologies Corp.	645,132	47,901,051
		245,136,276
Air Freight & Logistics - 0.7%
Air Transport Services Group, Inc. (a)	68,210	367,652
Atlas Air Worldwide Holdings, Inc. (a)(d)	18,919	928,545
C.H. Robinson Worldwide, Inc.	130,785	9,220,343
Expeditors International of Washington, Inc.	177,641	8,082,666
FedEx Corp.	234,952	18,495,421
Forward Air Corp.	25,966	737,694
Hub Group, Inc. Class A (a)	27,712	872,651
Pacer International, Inc. (a)(d)	32,572	147,225
United Parcel Service, Inc. Class B	561,847	37,862,869
UTI Worldwide, Inc.	78,472	1,062,903
		77,777,969
Airlines - 0.2%
Alaska Air Group, Inc. (a)	26,429	1,525,746
Allegiant Travel Co. (a)(d)	11,912	559,268
AMR Corp. (a)(d)	240,994	872,398
Delta Air Lines, Inc. (a)	717,966	5,406,284
Hawaiian Holdings, Inc. (a)	41,365	172,906
JetBlue Airways Corp. (a)(d)	176,640	768,384
Pinnacle Airlines Corp. (a)	12,493	44,975
Republic Airways Holdings, Inc. (a)(d)	89,851	287,523
SkyWest, Inc.	41,631	530,795
Southwest Airlines Co.	580,023	4,999,798
Spirit Airlines, Inc. (a)	17,449	210,784
United Continental Holdings, Inc. (a)(d)	257,873	4,793,859
US Airways Group, Inc. (a)(d)	128,710	719,489
		20,892,209
Building Products - 0.1%
A.O. Smith Corp.	30,277	1,189,583
AAON, Inc.	33,808	591,978
Ameresco, Inc. Class A (a)	20,114	224,070
American Woodmark Corp. (d)	7,659	121,472
Ameron International Corp. (d)	7,178	606,613

	Shares	Value
Apogee Enterprises, Inc.	30,004	$ 281,738
Armstrong World Industries, Inc. (d)	14,716	592,613
Builders FirstSource, Inc. (a)	24,679	47,630
Gibraltar Industries, Inc. (a)	29,273	259,944
Griffon Corp. (a)(d)	42,606	372,376
Insteel Industries, Inc.	18,405	192,884
Lennox International, Inc.	36,931	1,152,986
Masco Corp.	269,737	2,392,567
NCI Building Systems, Inc. (a)(d)	17,557	169,776
Owens Corning (a)	94,309	2,740,620
Quanex Building Products Corp.	26,661	344,194
Simpson Manufacturing Co. Ltd. (d)	28,662	814,861
Trex Co., Inc. (a)(d)	12,821	233,855
Universal Forest Products, Inc. (d)	19,503	596,012
USG Corp. (a)(d)	51,531	484,391
		13,410,163
Commercial Services & Supplies - 0.7%
ABM Industries, Inc.	35,973	735,288
ACCO Brands Corp. (a)(d)	38,344	261,506
American Reprographics Co. (a)(d)	28,249	110,454
APAC Customer Services, Inc. (a)	9,907	83,714
Avery Dennison Corp.	79,665	2,319,048
Casella Waste Systems, Inc. Class A (a)(d)	43,322	248,668
Cenveo, Inc. (a)(d)	62,454	276,047
Cintas Corp. (d)	96,826	3,096,495
Clean Harbors, Inc. (a)	34,744	1,871,659
Consolidated Graphics, Inc. (a)	10,132	390,893
Copart, Inc. (a)	60,000	2,582,400
Corrections Corp. of America (a)	83,942	1,904,644
Courier Corp.	4,736	35,094
Covanta Holding Corp. (d)	100,966	1,657,862
Deluxe Corp. (d)	52,973	1,172,292
EnergySolutions, Inc. (d)	109,574	386,796
EnerNOC, Inc. (a)(d)	16,713	209,748
Ennis, Inc.	23,359	370,707
Fuel Tech, Inc. (a)	23,836	141,824
G&K Services, Inc. Class A (d)	10,396	293,375
Healthcare Services Group, Inc.	36,982	579,878
Herman Miller, Inc.	41,925	833,050
Higher One Holdings, Inc. (a)(d)	21,186	338,976
HNI Corp.	47,618	981,883
InnerWorkings, Inc. (a)(d)	31,304	237,284
Interface, Inc. Class A (d)	48,385	729,646
Intersections, Inc.	8,323	126,510
Iron Mountain, Inc. (d)	142,247	4,628,717
KAR Auction Services, Inc. (a)	13,997	205,336
Kimball International, Inc. Class B	17,710	100,947
Knoll, Inc.	35,367	559,506
M&F Worldwide Corp. (a)(d)	15,235	333,647
McGrath RentCorp.	19,268	459,349
Metalico, Inc. (a)(d)	45,579	201,915
Mine Safety Appliances Co.	25,455	786,560
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Mobile Mini, Inc. (a)(d)	25,107	$ 478,288
Multi-Color Corp.	8,718	226,842
Perma-Fix Environmental Services, Inc. (a)	38,059	55,186
Pitney Bowes, Inc.	151,761	3,082,266
Quad/Graphics, Inc.	18,203	377,530
R.R. Donnelley & Sons Co. (d)	153,255	2,337,139
Republic Services, Inc.	240,138	7,290,590
Rollins, Inc.	62,498	1,306,833
Schawk, Inc. Class A	4,618	56,201
Standard Parking Corp. (a)	6,252	101,720
Standard Register Co.	6,983	19,622
Steelcase, Inc. Class A (d)	69,162	572,661
Stericycle, Inc. (a)(d)	64,087	5,621,071
Superior Uniform Group, Inc.	943	11,325
Swisher Hygiene, Inc. (Canada) (a)(d)	59,358	266,117
Sykes Enterprises, Inc. (a)(d)	33,713	527,608
Team, Inc. (a)	19,900	496,306
Tetra Tech, Inc. (a)(d)	43,823	872,516
The Brink's Co.	44,650	1,147,505
The Geo Group, Inc. (a)(d)	63,151	1,355,852
TMS International Corp.	16,345	120,463
TRC Companies, Inc. (a)(d)	4,982	25,059
Unifirst Corp. Massachusetts	13,692	708,972
United Stationers, Inc.	33,760	1,064,790
US Ecology, Inc.	24,046	439,801
Viad Corp.	21,760	447,603
Virco Manufacturing Co.	2,943	7,093
Waste Connections, Inc. (d)	92,080	3,185,047
Waste Management, Inc.	363,796	12,019,820
		73,473,544
Construction & Engineering - 0.3%
AECOM Technology Corp. (a)(d)	99,392	2,258,186
Comfort Systems USA, Inc.	47,987	458,756
Dycom Industries, Inc. (a)	28,481	519,209
EMCOR Group, Inc. (a)(d)	50,359	1,153,725
Fluor Corp.	142,938	8,679,195
Foster Wheeler AG (a)	91,534	2,247,160
Furmanite Corp. (a)	19,378	118,206
Granite Construction, Inc. (d)	34,715	719,642
Great Lakes Dredge & Dock Corp.	42,868	209,625
Insituform Technologies, Inc. Class A (a)(d)	28,331	468,311
Integrated Electrical Services, Inc. (a)(d)	13,178	34,658
Jacobs Engineering Group, Inc. (a)	97,931	3,646,950
KBR, Inc.	117,078	3,518,194
Layne Christensen Co. (a)	16,848	472,923
MasTec, Inc. (a)	42,552	944,654
Michael Baker Corp. (a)	6,874	155,009
MYR Group, Inc. (a)	23,639	493,110
Northwest Pipe Co. (a)(d)	13,372	364,521

	Shares	Value
Orion Marine Group, Inc. (a)	17,349	$ 111,554
Pike Electric Corp. (a)	15,385	129,849
Primoris Services Corp.	14,069	161,794
Quanta Services, Inc. (a)(d)	164,771	3,161,955
Shaw Group, Inc. (a)	61,389	1,430,978
Sterling Construction Co., Inc. (a)	28,384	362,180
Tutor Perini Corp.	24,847	348,852
UniTek Global Services, Inc. (a)	1,062	5,554
URS Corp. (a)	67,266	2,359,019
		34,533,769
Electrical Equipment - 0.7%
A123 Systems, Inc. (a)(d)	106,384	508,516
Active Power, Inc. (a)	57,620	88,159
Acuity Brands, Inc. (d)	33,968	1,563,887
Advanced Battery Technologies, Inc. (a)(d)	185,166	257,381
Allied Motion Technologies, Inc.	4,618	25,030
Altair Nanotechnologies, Inc. (a)	47,423	54,536
American Superconductor Corp. (a)(d)	34,445	236,637
AMETEK, Inc.	124,525	4,866,437
AZZ, Inc. (d)	13,510	639,428
Babcock & Wilcox Co. (a)	112,865	2,599,281
Beacon Power Corp. (a)(d)	21,600	19,872
Belden, Inc.	33,911	1,034,625
Brady Corp. Class A	36,349	999,598
Broadwind Energy, Inc. (a)(d)	79,577	56,500
Capstone Turbine Corp. (a)(d)	321,052	385,262
Coleman Cable, Inc. (a)(d)	5,666	69,522
Cooper Industries PLC Class A	130,000	6,159,400
Emerson Electric Co.	604,435	28,136,449
Encore Wire Corp.	22,696	508,617
Ener1, Inc. (a)(d)	150,000	58,200
Energy Focus, Inc. (a)	3,717	1,561
EnerSys (a)(d)	38,632	868,061
Espey Manufacturing & Electronics Corp.	1,403	35,496
Franklin Electric Co., Inc.	19,083	818,852
FuelCell Energy, Inc. (a)(d)	158,385	186,894
Generac Holdings, Inc. (a)	26,947	555,378
General Cable Corp. (a)(d)	37,721	1,137,288
Global Power Equipment Group, Inc. (a)	11,470	279,409
GrafTech International Ltd. (a)	96,209	1,510,481
Hubbell, Inc. Class B	42,884	2,535,731
II-VI, Inc. (a)(d)	36,206	715,250
LSI Industries, Inc.	18,082	133,264
MagneTek, Inc. (a)	29,237	40,932
Nexxus Lighting, Inc. (a)	1,981	3,962
Plug Power, Inc. (a)(d)	41,888	76,236
Polypore International, Inc. (a)(d)	29,588	1,824,692
Powell Industries, Inc. (a)(d)	8,471	316,985
PowerSecure International, Inc. (a)(d)	22,897	105,326
Preformed Line Products Co.	790	43,624
Regal-Beloit Corp.	27,923	1,641,593
Rockwell Automation, Inc.	111,386	7,143,184
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Roper Industries, Inc.	75,000	$ 5,771,250
Satcon Technology Corp. (a)(d)	82,879	110,229
SL Industries, Inc. (a)	2,365	48,553
Thermon Group Holdings, Inc.	7,652	119,218
Thomas & Betts Corp. (a)	38,375	1,676,220
Ultralife Corp. (a)	14,713	71,652
UQM Technologies, Inc. (a)(d)	15,778	34,080
Valence Technology, Inc. (a)(d)	115,398	139,632
Valpey Fisher Corp. (a)	1,981	5,012
Vicor Corp.	12,049	136,033
Woodward, Inc.	68,061	2,206,538
		78,559,953
Industrial Conglomerates - 2.0%
3M Co.	523,576	43,446,336
Carlisle Companies, Inc.	45,118	1,769,077
Danaher Corp.	440,465	20,177,702
General Electric Co.	8,558,955	139,596,556
Raven Industries, Inc.	16,457	894,109
Seaboard Corp. (d)	203	468,727
Standex International Corp.	11,854	344,951
Tredegar Corp.	26,814	448,866
Tyco International Ltd.	373,512	15,530,629
		222,676,953
Machinery - 2.3%
3D Systems Corp. (a)(d)	27,675	502,855
Accuride Corp. (a)	41,176	347,114
Actuant Corp. Class A	47,219	948,158
Adept Technology, Inc. (a)	641	2,545
AGCO Corp. (a)	71,435	3,060,275
Alamo Group, Inc.	15,771	361,629
Albany International Corp. Class A	20,873	453,779
Altra Holdings, Inc. (a)(d)	20,870	323,902
American Railcar Industries, Inc. (a)	12,943	236,986
Ampco-Pittsburgh Corp.	6,177	131,755
Astec Industries, Inc. (a)(d)	12,825	443,873
Badger Meter, Inc.	21,217	743,232
Barnes Group, Inc.	30,338	698,381
Blount International, Inc. (a)	32,999	518,744
Briggs & Stratton Corp.	46,616	752,848
Cascade Corp.	12,409	530,485
Caterpillar, Inc.	462,990	42,132,090
Chart Industries, Inc. (a)(d)	21,610	1,021,937
CIRCOR International, Inc.	14,338	494,804
CLARCOR, Inc.	36,821	1,713,649
Colfax Corp. (a)(d)	21,109	529,414
Columbus McKinnon Corp. (NY Shares) (a)	29,593	426,731
Commercial Vehicle Group, Inc. (a)	18,689	134,374
Crane Co.	36,525	1,543,181
Cummins, Inc.	142,412	13,232,923

	Shares	Value
Deere & Co.	335,999	$ 27,155,439
Donaldson Co., Inc.	54,310	3,203,204
Douglas Dynamics, Inc.	9,219	133,860
Dover Corp.	146,672	8,436,573
Dynamic Materials Corp.	14,003	283,141
Eastern Co.	1,035	20,193
Eaton Corp.	273,174	11,732,823
Energy Recovery, Inc. (a)(d)	89,654	229,514
EnPro Industries, Inc. (a)(d)	26,579	1,031,797
ESCO Technologies, Inc. (d)	22,214	685,746
Federal Signal Corp.	88,859	484,282
Flow International Corp. (a)(d)	33,783	86,147
Flowserve Corp. (d)	43,469	4,100,865
Force Protection, Inc. (a)(d)	62,414	255,273
FreightCar America, Inc. (a)(d)	21,297	389,948
Gardner Denver, Inc.	39,565	3,117,326
Gorman-Rupp Co.	15,580	454,936
Graco, Inc.	45,280	1,787,654
Graham Corp.	9,751	164,109
Greenbrier Companies, Inc. (a)(d)	16,966	294,869
Hardinge, Inc.	10,895	106,008
Harsco Corp.	59,134	1,351,803
Hurco Companies, Inc. (a)	3,642	100,082
IDEX Corp.	59,848	2,225,149
Illinois Tool Works, Inc.	344,289	16,023,210
Ingersoll-Rand Co. Ltd.	262,003	8,779,721
John Bean Technologies Corp.	25,848	408,398
Joy Global, Inc.	81,609	6,810,271
Kadant, Inc. (a)	13,638	317,765
Kaydon Corp.	30,302	1,018,753
Kennametal, Inc. (d)	60,868	2,243,594
L.B. Foster Co. Class A	11,669	285,891
Lincoln Electric Holdings, Inc.	62,398	2,123,404
Lindsay Corp. (d)	11,286	701,989
Lydall, Inc. (a)	3,696	40,323
Manitowoc Co., Inc. (d)	104,504	1,161,039
Meritor, Inc. (a)	75,822	640,696
Middleby Corp. (a)(d)	18,337	1,477,320
Miller Industries, Inc.	3,390	65,868
Mueller Industries, Inc.	27,706	1,306,061
Mueller Water Products, Inc. Class A	95,875	222,430
NACCO Industries, Inc. Class A	5,616	430,803
Navistar International Corp. (a)	60,735	2,514,429
NN, Inc. (a)	13,299	102,402
Nordson Corp.	46,080	2,022,912
Omega Flex, Inc. (a)	283	3,707
Oshkosh Truck Corp. (a)	67,128	1,323,764
PACCAR, Inc.	294,018	11,063,897
Pall Corp.	89,400	4,571,022
Parker Hannifin Corp.	127,636	9,372,311
Pentair, Inc. (d)	75,454	2,589,581
PMFG, Inc. (a)	5,546	101,104
RBC Bearings, Inc. (a)(d)	23,952	837,122
Robbins & Myers, Inc.	37,600	1,806,680
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Sauer-Danfoss, Inc. (a)	14,293	$ 617,886
Snap-On, Inc.	43,429	2,297,828
SPX Corp.	38,250	2,176,043
Stanley Black & Decker, Inc.	135,128	8,375,233
Sun Hydraulics Corp. (d)	21,222	624,776
Tecumseh Products Co. Class A (non-vtg.) (a)	20,530	163,829
Tennant Co.	15,359	675,182
Terex Corp. (a)	80,169	1,293,126
Timken Co.	59,026	2,322,673
Titan International, Inc.	34,993	752,350
Toro Co. (d)	27,078	1,477,646
TriMas Corp. (a)(d)	24,008	464,075
Trinity Industries, Inc. (d)	58,630	1,615,843
Twin Disc, Inc. (d)	7,874	305,747
Valmont Industries, Inc. (d)	15,789	1,460,956
Wabash National Corp. (a)(d)	76,899	437,555
WABCO Holdings, Inc. (a)	52,407	2,444,787
Wabtec Corp.	34,391	2,094,068
Watts Water Technologies, Inc. Class A (d)	19,978	565,777
		249,648,252
Marine - 0.0%
Alexander & Baldwin, Inc.	29,508	1,252,024
Baltic Trading Ltd. (d)	23,169	119,089
Eagle Bulk Shipping, Inc. (a)(d)	83,818	162,607
Genco Shipping & Trading Ltd. (a)(d)	30,150	214,065
Horizon Lines, Inc. Class A (d)	97,327	53,530
International Shipholding Corp.	5,894	107,860
Kirby Corp. (a)(d)	39,937	2,198,132
		4,107,307
Professional Services - 0.3%
Acacia Research Corp. - Acacia Technologies (a)(d)	33,313	1,455,778
Advisory Board Co. (a)(d)	19,115	1,188,571
Barrett Business Services, Inc.	3,335	47,724
CBIZ, Inc. (a)(d)	41,023	279,367
CDI Corp.	6,748	75,982
Corporate Executive Board Co.	28,543	939,636
CoStar Group, Inc. (a)(d)	17,334	887,154
CRA International, Inc. (a)	17,104	402,970
CTPartners Executive Search, Inc.	943	4,932
Dolan Co. (a)(d)	23,234	196,792
Dun & Bradstreet Corp.	38,099	2,548,442
Equifax, Inc.	93,459	3,021,529
Exponent, Inc. (a)	17,033	719,815
FTI Consulting, Inc. (a)(d)	35,442	1,289,380
GP Strategies Corp. (a)	3,721	46,364
Heidrick & Struggles International, Inc.	24,422	507,245
Hill International, Inc. (a)	15,300	83,691

	Shares	Value
Hudson Highland Group, Inc. (a)(d)	9,794	$ 51,516
Huron Consulting Group, Inc. (a)	18,107	575,622
ICF International, Inc. (a)	18,769	425,493
IHS, Inc. Class A (a)	47,017	3,648,049
Insperity, Inc.	17,301	430,795
Kelly Services, Inc. Class A (non-vtg.)	21,169	321,769
Kforce, Inc. (a)(d)	28,521	296,048
Korn/Ferry International (a)	37,000	601,620
Manpower, Inc.	62,445	2,515,285
MISTRAS Group, Inc. (a)	14,031	283,426
Navigant Consulting, Inc. (a)	45,788	434,528
Nielsen Holdings B.V. (a)	53,038	1,573,107
Odyssey Marine Exploration, Inc. (a)(d)	20,848	58,374
On Assignment, Inc. (a)	28,873	219,435
RCM Technologies, Inc. (a)	1,320	6,283
Resources Connection, Inc.	35,013	366,236
Robert Half International, Inc.	111,095	2,657,392
RPX Corp.	5,635	152,709
School Specialty, Inc. (a)(d)	14,656	139,379
SFN Group, Inc. (a)	34,320	480,823
Spherix, Inc. (a)	255	362
Towers Watson & Co.	41,157	2,427,851
TrueBlue, Inc. (a)(d)	30,153	423,650
Verisk Analytics, Inc. (a)	89,988	3,135,182
VSE Corp.	2,012	49,938
		34,970,244
Road & Rail - 0.9%
AMERCO (a)	7,152	524,313
Arkansas Best Corp.	20,706	427,579
Avis Budget Group, Inc. (a)(d)	85,968	1,130,479
Celadon Group, Inc. (d)	43,171	505,964
Con-way, Inc.	39,274	1,005,022
Covenant Transport Group, Inc. Class A (a)	2,703	13,137
CSX Corp.	911,181	19,991,311
Dollar Thrifty Automotive Group, Inc. (a)	20,269	1,344,848
Genesee & Wyoming, Inc. Class A (a)	27,513	1,429,025
Heartland Express, Inc.	38,775	589,380
Hertz Global Holdings, Inc. (a)(d)	193,343	2,165,442
J.B. Hunt Transport Services, Inc.	88,755	3,567,063
Kansas City Southern (a)	84,716	4,588,219
Knight Transportation, Inc.	40,481	613,287
Landstar System, Inc.	35,180	1,424,438
Marten Transport Ltd.	22,820	419,432
Norfolk Southern Corp.	285,067	19,293,335
Old Dominion Freight Lines, Inc. (a)(d)	42,025	1,349,843
Patriot Transportation Holding, Inc. (a)	1,440	32,357
Providence & Worcester Railroad Co.	5,081	67,069
Quality Distribution, Inc. (a)	12,633	154,375
RailAmerica, Inc. (a)	23,708	323,614
Ryder System, Inc.	39,613	1,864,980
Saia, Inc. (a)(d)	12,788	153,072
Swift Transporation Co.	56,141	483,935
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Union Pacific Corp.	393,642	$ 36,281,983
USA Truck, Inc. (a)	2,020	15,534
Werner Enterprises, Inc. (d)	36,619	852,490
YRC Worldwide, Inc. (a)(d)	79,037	59,910
Zipcar, Inc. (a)(d)	6,635	139,534
		100,810,970
Trading Companies & Distributors - 0.3%
Aceto Corp.	25,680	134,820
Air Lease Corp. Class A	21,052	480,196
Aircastle Ltd. (d)	29,806	350,817
Applied Industrial Technologies, Inc.	27,335	836,998
Beacon Roofing Supply, Inc. (a)(d)	48,733	904,484
BlueLinx Corp. (a)	18,845	39,951
CAI International, Inc. (a)(d)	8,415	127,319
DXP Enterprises, Inc. (a)	498	11,997
Essex Rental Corp. (a)(d)	14,365	59,471
Fastenal Co. (d)	231,421	7,747,975
GATX Corp.	31,793	1,152,814
H&E Equipment Services, Inc. (a)(d)	19,034	194,718
Houston Wire & Cable Co.	17,167	251,840
Interline Brands, Inc. (a)(d)	22,315	323,568
Kaman Corp.	18,858	644,001
Lawson Products, Inc.	2,041	34,819
MSC Industrial Direct Co., Inc. Class A	38,641	2,382,990
RSC Holdings, Inc. (a)	41,160	327,634
Rush Enterprises, Inc. Class A (a)(d)	27,732	510,269
TAL International Group, Inc.	18,327	535,332
Textainer Group Holdings Ltd. (d)	9,429	223,562
Titan Machinery, Inc. (a)	18,910	501,304
United Rentals, Inc. (a)(d)	44,394	740,492
W.W. Grainger, Inc.	48,473	7,469,689
Watsco, Inc. (d)	18,672	1,113,785
WESCO International, Inc. (a)(d)	33,011	1,422,444
Willis Lease Finance Corp. (a)	2,201	27,623
		28,550,912
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (a)	20,000	246,200
TOTAL INDUSTRIALS		1,184,794,721
INFORMATION TECHNOLOGY - 17.9%
Communications Equipment - 1.9%
Acme Packet, Inc. (a)(d)	50,256	2,366,555
ADTRAN, Inc.	47,190	1,465,721
Alliance Fiber Optic Products, Inc. (a)	5,998	47,984
Ambient Corp. (a)	2,120	16,006
Anaren, Inc. (a)	26,249	520,518
Arris Group, Inc. (a)	86,535	944,962
Aruba Networks, Inc. (a)(d)	63,105	1,346,030
Aviat Networks, Inc. (a)	73,076	189,998

	Shares	Value
Bel Fuse, Inc. Class B (non-vtg.)	7,715	$ 133,778
BigBand Networks, Inc. (a)	59,463	85,032
Black Box Corp.	18,381	454,378
Blonder Tongue Laboratories, Inc. (a)	3,678	4,745
Blue Coat Systems, Inc. (a)(d)	33,953	498,430
Brocade Communications Systems, Inc. (a)	339,893	1,315,386
Calix Networks, Inc. (a)	21,156	312,686
Ciena Corp. (a)(d)	67,791	829,762
Cisco Systems, Inc.	4,440,687	69,629,972
Communications Systems, Inc.	2,564	37,383
Comtech Telecommunications Corp.	24,618	685,365
DG FastChannel, Inc. (a)(d)	29,013	635,385
Digi International, Inc. (a)(d)	23,541	295,910
Ditech Networks, Inc. (a)	7,967	8,684
EchoStar Holding Corp. Class A (a)	35,475	863,816
EMCORE Corp. (a)(d)	65,279	104,446
Emulex Corp. (a)	73,299	505,030
Entrada Networks, Inc. (a)	150	0
Extreme Networks, Inc. (a)	110,328	305,609
F5 Networks, Inc. (a)	62,925	5,135,939
Finisar Corp. (a)(d)	67,283	1,242,044
Globecomm Systems, Inc. (a)	12,810	164,609
Harmonic, Inc. (a)	82,824	394,242
Harris Corp.	100,715	4,063,850
Infinera Corp. (a)(d)	71,930	540,554
InterDigital, Inc. (d)	33,071	2,328,198
Ixia (a)(d)	33,035	283,771
JDS Uniphase Corp. (a)	190,752	2,474,053
Juniper Networks, Inc. (a)	419,012	8,769,921
KVH Industries, Inc. (a)(d)	6,202	55,198
Lantronix, Inc. (a)	78	140
Loral Space & Communications Ltd. (a)	7,553	427,424
Meru Networks, Inc. (a)(d)	6,100	55,754
Motorola Mobility Holdings, Inc.	232,262	8,760,923
Motorola Solutions, Inc.	238,083	10,020,913
NETGEAR, Inc. (a)	35,144	977,355
Network Engines, Inc. (a)	31,797	39,746
Network Equipment Technologies, Inc. (a)(d)	16,656	42,639
NumereX Corp. Class A (a)	2,929	18,013
Oclaro, Inc. (a)(d)	31,603	134,313
Oplink Communications, Inc. (a)(d)	16,757	276,993
Opnext, Inc. (a)(d)	42,827	68,523
Optical Cable Corp.	619	2,414
ORBCOMM, Inc. (a)	21,977	49,448
Parkervision, Inc. (a)(d)	37,539	33,034
PC-Tel, Inc. (a)	2,478	15,785
Performance Technologies, Inc. (a)	3,266	6,205
Plantronics, Inc.	43,836	1,404,944
Polycom, Inc. (a)(d)	145,884	3,472,039
Powerwave Technologies, Inc. (a)	98,046	172,561
Procera Networks, Inc. (a)	10,374	85,171
QUALCOMM, Inc.	1,317,061	67,775,959
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Riverbed Technology, Inc. (a)(d)	113,173	$ 2,804,427
SeaChange International, Inc. (a)	19,385	152,366
ShoreTel, Inc. (a)	5,429	37,894
Sonus Networks, Inc. (a)(d)	250,580	649,002
Sycamore Networks, Inc.	15,257	262,268
Symmetricom, Inc. (a)	23,823	130,074
Tekelec (a)	49,196	354,211
Tellabs, Inc.	266,187	1,086,043
Telular Corp.	1,981	12,104
UTStarcom Holdings Corp. (a)	95,571	132,844
ViaSat, Inc. (a)(d)	29,561	1,049,416
Westell Technologies, Inc. Class A (a)	23,012	57,300
Zhone Technologies, Inc. (a)	6,432	10,291
Zoom Technologies, Inc. (a)(d)	34,381	71,512
		209,705,998
Computers & Peripherals - 3.8%
Apple, Inc. (a)	735,039	282,865,058
Astro-Med, Inc.	5,054	37,905
Avid Technology, Inc. (a)(d)	20,533	202,045
Concurrent Computer Corp. (a)	1,083	6,195
Cray, Inc. (a)	35,120	198,955
Datalink Corp. (a)	10,146	87,864
Dataram Corp. (a)	3,660	4,282
Dell, Inc. (a)	1,342,209	19,951,937
Diebold, Inc.	65,743	1,882,880
Dot Hill Systems Corp. (a)(d)	90,118	158,608
Electronics for Imaging, Inc. (a)(d)	71,605	1,017,507
EMC Corp. (a)	1,650,086	37,275,443
Fusion-io, Inc. (d)	10,000	250,400
Hauppauge Digital, Inc. (a)	472	670
Hewlett-Packard Co.	1,743,197	45,375,418
Hutchinson Technology, Inc. (a)(d)	28,754	64,984
iGO, Inc. (a)(d)	74,839	101,033
Imation Corp. (a)	21,669	150,383
Immersion Corp. (a)	37,188	261,432
Intermec, Inc. (a)(d)	41,399	305,111
Interphase Corp. (a)	11,759	55,973
Intevac, Inc. (a)	19,408	159,340
Lexmark International, Inc. Class A (a)(d)	58,630	1,873,815
MidgardXXI, Inc. (a)	10	0
NCR Corp. (a)	117,427	2,023,267
NetApp, Inc. (a)	286,822	10,790,244
Novatel Wireless, Inc. (a)(d)	30,191	101,140
OCZ Technology Group, Inc. (a)(d)	28,013	158,834
Overland Storage, Inc. (a)	654	1,857
Presstek, Inc. (a)(d)	7,999	11,039
QLogic Corp. (a)	87,364	1,220,475
Quantum Corp. (a)(d)	159,803	311,616
Rimage Corp.	6,602	90,910
SanDisk Corp. (a)	187,273	6,863,555
Scan-Optics, Inc. (a)	300	0

	Shares	Value
Seagate Technology	357,113	$ 4,135,369
Silicon Graphics International Corp. (a)(d)	35,744	569,402
STEC, Inc. (a)(d)	32,505	308,635
Stratasys, Inc. (a)(d)	21,027	486,565
Super Micro Computer, Inc. (a)(d)	29,412	403,386
Synaptics, Inc. (a)(d)	24,158	590,180
Video Display Corp. (a)	3,244	12,425
Western Digital Corp. (a)	183,033	5,397,643
		425,763,780
Electronic Equipment & Components - 0.8%
Advanced Photonix, Inc. Class A (a)	4,986	5,185
Aeroflex Holding Corp.	12,250	107,555
Agilysys, Inc. (a)	32,144	290,903
Amphenol Corp. Class A	137,944	6,480,609
Anixter International, Inc. (d)	20,925	1,234,784
Arrow Electronics, Inc. (a)	88,628	2,765,194
Avnet, Inc. (a)	114,755	3,011,171
AVX Corp.	31,590	413,829
Benchmark Electronics, Inc. (a)(d)	54,883	743,665
Brightpoint, Inc. (a)	55,974	533,432
CalAmp Corp. (a)	3,415	10,382
Checkpoint Systems, Inc. (a)	29,638	451,387
Clearfield, Inc. (a)	2,641	19,121
Cognex Corp.	36,446	1,166,272
Coherent, Inc. (a)(d)	22,388	989,773
Comverge, Inc. (a)(d)	41,285	100,323
Corning, Inc.	1,287,139	19,345,699
CTS Corp.	20,121	193,162
Daktronics, Inc.	35,324	340,523
Document Security Systems, Inc. (a)	6,171	15,366
Dolby Laboratories, Inc. Class A (a)(d)	48,634	1,634,102
DTS, Inc. (a)(d)	20,689	635,566
Echelon Corp. (a)(d)	35,318	294,905
Electro Rent Corp. (d)	7,112	105,186
Electro Scientific Industries, Inc. (a)	23,743	358,994
Fabrinet (a)	14,331	236,318
FARO Technologies, Inc. (a)(d)	20,460	776,866
FEI Co. (a)(d)	28,219	902,726
FLIR Systems, Inc.	121,583	3,145,352
Frequency Electronics, Inc. (a)	472	4,904
Giga-Tronics, Inc. (a)	2,830	4,245
GTSI Corp. (a)	2,241	9,793
I. D. Systems Inc. (a)	6,661	36,169
Identive Group, Inc. (a)(d)	33,851	63,301
IEC Electronics Corp. (a)	94	513
Ingram Micro, Inc. Class A (a)	118,378	2,111,864
Insight Enterprises, Inc. (a)	29,557	556,263
IPG Photonics Corp. (a)	19,707	1,142,612
Iteris, Inc. (a)	1,132	1,336
Itron, Inc. (a)(d)	30,142	1,200,254
Jabil Circuit, Inc.	151,226	2,548,158
KEMET Corp. (a)	26,011	239,821
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
LeCroy Corp. (a)(d)	13,412	$ 121,379
LightPath Technologies, Inc. Class A (a)	412	713
Littelfuse, Inc. (d)	23,348	1,083,114
LoJack Corp. (a)	23,116	74,202
LRAD Corp. (a)	30,712	69,102
Maxwell Technologies, Inc. (a)(d)	15,387	266,657
Measurement Specialties, Inc. (a)	9,382	293,000
Mercury Computer Systems, Inc. (a)(d)	25,666	357,014
Mesa Laboratories, Inc.	2,396	81,967
Methode Electronics, Inc. Class A	30,406	297,067
Micronetics, Inc. (a)	1,072	6,721
Microvision, Inc. (a)(d)	290,877	261,789
MOCON, Inc.	2,424	35,802
Molex, Inc. (d)	99,375	2,171,344
MTS Systems Corp.	18,356	663,019
Multi-Fineline Electronix, Inc. (a)	11,235	213,802
National Instruments Corp.	71,145	1,809,217
NeoPhotonics Corp.	12,644	77,128
NetList, Inc. (a)(d)	73,676	134,827
Newport Corp. (a)	25,529	330,345
OSI Systems, Inc. (a)	19,123	743,885
Park Electrochemical Corp.	17,899	443,000
PC Connection, Inc. (a)	2,534	22,578
PC Mall, Inc. (a)	472	2,988
Planar Systems, Inc. (a)	2,498	4,996
Plexus Corp. (a)	29,165	775,206
Power-One, Inc. (a)(d)	72,867	550,875
Pulse Electronics Corp.	32,350	108,696
RadiSys Corp. (a)(d)	10,116	76,275
Research Frontiers, Inc. (a)(d)	1,886	7,770
Richardson Electronics Ltd.	15,769	218,243
Rofin-Sinar Technologies, Inc. (a)(d)	24,434	564,181
Rogers Corp. (a)	18,871	941,097
Sanmina-SCI Corp. (a)	63,014	486,468
ScanSource, Inc. (a)(d)	21,656	670,253
SYNNEX Corp. (a)(d)	16,426	432,661
TE Connectivity Ltd.	345,082	10,566,411
Tech Data Corp. (a)(d)	34,656	1,631,604
Trimble Navigation Ltd. (a)	94,114	3,495,394
TTM Technologies, Inc. (a)(d)	49,945	557,886
Universal Display Corp. (a)(d)	41,239	2,023,598
Viasystems Group, Inc. (a)	5,168	97,313
Vishay Intertechnology, Inc. (a)(d)	143,221	1,632,719
Vishay Precision Group, Inc. (a)	10,528	157,920
Wayside Technology Group, Inc.	1,352	15,805
X-Rite, Inc. (a)(d)	28,059	102,696
Zygo Corp. (a)	10,783	141,904
		89,048,214
Internet Software & Services - 1.7%
Active Network, Inc. (d)	7,000	113,260
Akamai Technologies, Inc. (a)	147,416	3,234,307

	Shares	Value
Ancestry.com, Inc. (a)(d)	22,616	$ 807,617
AOL, Inc. (a)(d)	84,852	1,321,994
Autobytel, Inc. (a)	6,300	5,796
Bankrate, Inc. (d)	15,185	252,830
Carbonite, Inc. (d)	5,268	78,019
comScore, Inc. (a)	23,403	373,278
Constant Contact, Inc. (a)(d)	24,468	468,073
Cornerstone OnDemand, Inc. (d)	7,861	122,003
Crexendo, Inc.	7,225	30,417
DealerTrack Holdings, Inc. (a)	38,032	711,959
Demand Media, Inc.	26,499	229,216
Dice Holdings, Inc. (a)	38,829	391,785
Digital River, Inc. (a)(d)	29,002	583,520
EarthLink, Inc.	88,443	652,709
EasyLink Services International Corp. (a)	566	2,807
eBay, Inc. (a)	898,993	27,751,914
Equinix, Inc. (a)	35,732	3,360,237
FriendFinder Networks, Inc. (a)(d)	3,867	11,640
Google, Inc. Class A (a)	200,079	108,234,736
IAC/InterActiveCorp (a)	68,795	2,719,466
InfoSpace, Inc. (a)	35,960	343,778
Internap Network Services Corp. (a)(d)	38,398	198,902
IntraLinks Holdings, Inc.	40,000	374,800
iPass, Inc.	24,618	36,188
j2 Global Communications, Inc.	34,706	1,108,857
Keynote Systems, Inc.	19,723	473,944
KIT Digital, Inc. (a)(d)	31,901	353,144
Limelight Networks, Inc. (a)(d)	36,295	91,100
LinkedIn Corp. (a)(d)	6,500	546,780
Liquidity Services, Inc. (a)	25,243	605,832
LivePerson, Inc. (a)(d)	32,903	386,610
LogMeIn, Inc. (a)	25,185	787,031
LoopNet, Inc. (a)	35,965	631,545
Marchex, Inc. Class B	31,472	316,608
ModusLink Global Solutions, Inc.	34,045	140,606
Monster Worldwide, Inc. (a)(d)	96,625	912,140
Move, Inc. (a)	155,869	280,564
NIC, Inc. (d)	53,421	620,752
Onstream Media Corp. (a)	32	28
OpenTable, Inc. (a)(d)	12,841	783,173
Openwave Systems, Inc. (a)(d)	84,133	160,694
Perficient, Inc. (a)	16,026	141,029
quepasa.com, Inc. (a)	9,892	45,602
QuinStreet, Inc. (a)	19,332	233,144
Rackspace Hosting, Inc. (a)	90,218	3,298,370
RealNetworks, Inc.	24,623	227,763
Responsys, Inc.	5,131	74,707
RightNow Technologies, Inc. (a)(d)	22,802	747,678
Saba Software, Inc. (a)	22,849	159,029
SciQuest, Inc.	8,314	124,461
Selectica, Inc. (a)	606	2,945
SPS Commerce, Inc. (a)	5,602	101,564
Stamps.com, Inc.	5,125	100,655
Support.com, Inc. (a)	110,958	276,285
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
TechTarget, Inc. (a)	1,335	$ 8,531
TheStreet.com, Inc.	4,055	9,773
Travelzoo, Inc. (a)(d)	5,906	215,746
United Online, Inc.	78,976	428,050
ValueClick, Inc. (a)(d)	62,012	948,784
VeriSign, Inc. (d)	139,737	4,352,808
VistaPrint Ltd. (a)(d)	31,438	925,220
Vocus, Inc. (a)(d)	25,651	552,266
Web.com, Inc. (a)	19,581	184,845
WebMD Health Corp. (a)	46,525	1,644,194
WebMediaBrands, Inc. (a)	1,132	1,019
XO Group, Inc. (a)(d)	25,195	227,763
Yahoo!, Inc. (a)	978,746	13,315,839
Zillow, Inc. (a)	2,959	110,016
Zix Corp. (a)	48,026	163,288
		189,232,033
IT Services - 3.4%
Accenture PLC Class A	556,357	29,815,172
Acxiom Corp. (a)	56,223	616,766
Alliance Data Systems Corp. (a)(d)	46,350	4,329,554
Automatic Data Processing, Inc.	393,970	19,710,319
Booz Allen Hamilton Holding Corp. Class A	9,575	153,583
Broadridge Financial Solutions, Inc.	91,814	1,911,567
CACI International, Inc. Class A (a)(d)	21,774	1,198,876
Cardtronics, Inc. (a)	22,270	551,405
Cass Information Systems, Inc.	831	30,066
Ciber, Inc. (a)	59,150	194,012
Cognizant Technology Solutions Corp. Class A (a)	242,312	15,374,696
Computer Sciences Corp.	120,889	3,706,457
Convergys Corp. (a)(d)	88,495	942,472
CoreLogic, Inc. (a)	84,260	962,249
CSG Systems International, Inc. (a)	29,132	389,204
CSP, Inc. (a)	4,055	14,111
DST Systems, Inc.	27,325	1,282,089
Dynamics Research Corp. (a)(d)	2,680	26,398
Echo Global Logistics, Inc. (a)(d)	8,499	118,986
Edgewater Technology, Inc. (a)	3,154	9,210
Euronet Worldwide, Inc. (a)(d)	40,458	658,252
ExlService Holdings, Inc. (a)	7,733	200,671
Fidelity National Information Services, Inc.	212,972	6,001,551
Fiserv, Inc. (a)	116,890	6,525,969
FleetCor Technologies, Inc.	9,183	260,889
Forrester Research, Inc.	11,455	386,034
Gartner, Inc. Class A (a)	62,020	2,209,152
Genpact Ltd. (a)(d)	72,614	1,203,214
Global Cash Access Holdings, Inc. (a)(d)	34,222	102,666
Global Payments, Inc.	60,240	2,760,799
Hackett Group, Inc. (a)	6,051	22,933

	Shares	Value
Heartland Payment Systems, Inc.	33,850	$ 728,114
iGate Corp. (d)	18,195	204,148
Innodata Isogen, Inc. (a)	10,362	29,635
International Business Machines Corp.	978,458	168,206,715
Jack Henry & Associates, Inc.	63,080	1,844,459
Lender Processing Services, Inc.	68,851	1,214,532
Lionbridge Technologies, Inc. (a)	38,055	113,784
ManTech International Corp. Class A (d)	25,258	946,922
Mastech Holdings, Inc. (a)	328	1,338
MasterCard, Inc. Class A	82,369	27,157,883
Mattersight Corp. (a)	4,726	25,284
Maximus, Inc.	33,050	1,222,520
MoneyGram International, Inc. (a)	143,979	370,026
NCI, Inc. Class A (a)(d)	13,452	219,940
NeuStar, Inc. Class A (a)	55,061	1,376,525
Online Resources Corp. (a)	28,833	80,732
Paychex, Inc. (d)	259,920	7,012,642
PFSweb, Inc. (a)	1,991	10,313
PRG-Schultz International, Inc. (a)	6,188	36,385
SAIC, Inc. (a)	296,063	4,440,945
Sapient Corp.	90,115	966,934
ServiceSource International, Inc.	16,541	298,896
StarTek, Inc. (a)	2,140	6,934
Storage Engine, Inc. (a)	434	0
Stream Global Services, Inc. (a)	32,068	87,866
Syntel, Inc. (d)	18,166	831,276
Teletech Holdings, Inc. (a)	21,168	375,520
Teradata Corp. (a)(d)	132,286	6,926,495
The Management Network Group, Inc. (a)	226	522
The Western Union Co.	509,877	8,423,168
TNS, Inc. (a)(d)	27,333	463,568
Total System Services, Inc. (d)	144,363	2,620,188
TSR, Inc. (a)	47	203
Unisys Corp. (a)	27,217	478,747
VeriFone Systems, Inc. (a)	77,358	2,724,549
Virtusa Corp. (a)	1,041	16,417
Visa, Inc. Class A	394,516	34,670,066
Wright Express Corp. (a)	27,124	1,143,005
Zanett, Inc. (a)(d)	35,802	17,185
		376,963,703
Office Electronics - 0.1%
Xerox Corp.	1,095,566	9,093,198
Zebra Technologies Corp. Class A (a)	43,382	1,558,715
		10,651,913
Semiconductors & Semiconductor Equipment - 2.5%
Advanced Analogic Technologies, Inc. (a)	27,325	163,950
Advanced Energy Industries, Inc. (a)	34,101	340,669
Advanced Micro Devices, Inc. (a)(d)	439,664	3,002,905
AEHR Test Systems (a)	3,430	3,704
Aetrium, Inc. (a)	2,264	3,600
Altera Corp.	252,415	9,185,382
Amkor Technology, Inc. (a)	126,137	548,696
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Amtech Systems, Inc. (a)(d)	13,584	$ 147,386
ANADIGICS, Inc. (a)(d)	43,509	120,520
Analog Devices, Inc.	233,946	7,724,897
Applied Materials, Inc.	1,049,542	11,880,815
Applied Micro Circuits Corp. (a)(d)	80,756	459,502
Atmel Corp. (a)	354,251	3,227,227
ATMI, Inc. (a)	25,656	439,487
Axcelis Technologies, Inc. (a)(d)	82,930	112,785
AXT, Inc. (a)(d)	24,812	192,789
Broadcom Corp. Class A	375,475	13,385,684
Brooks Automation, Inc.	51,012	482,574
BTU International, Inc. (a)	4,462	25,612
Cabot Microelectronics Corp. (a)(d)	25,381	1,009,149
Cavium, Inc. (a)	39,939	1,285,636
Ceva, Inc. (a)(d)	15,025	399,665
Cirrus Logic, Inc. (a)(d)	47,793	725,498
Cohu, Inc.	19,853	220,170
Cree, Inc. (a)(d)	84,320	2,734,498
Cymer, Inc. (a)	26,761	1,082,750
Cypress Semiconductor Corp.	124,810	1,976,990
Diodes, Inc. (a)(d)	29,507	590,730
DSP Group, Inc. (a)	27,495	177,893
Energy Conversion Devices, Inc. (a)(d)	52,832	39,635
Entegris, Inc. (a)	113,469	853,287
Entropic Communications, Inc. (a)(d)	46,685	209,616
Exar Corp. (a)	29,832	180,782
Fairchild Semiconductor International, Inc. (a)	108,731	1,441,773
First Solar, Inc. (a)(d)	43,915	4,390,622
FormFactor, Inc. (a)(d)	37,745	297,808
FSI International, Inc. (a)(d)	29,546	63,524
GT Advanced Technologies, Inc. (a)(d)	91,515	1,117,398
Hittite Microwave Corp. (a)	18,338	996,120
Ikanos Communications, Inc. (a)	38,444	40,751
Inphi Corp.	4,214	33,881
Integrated Device Technology, Inc. (a)	110,233	623,919
Integrated Silicon Solution, Inc. (a)(d)	29,716	244,563
Intel Corp.	4,405,392	88,680,541
International Rectifier Corp. (a)(d)	53,008	1,208,052
Intersil Corp. Class A	95,337	1,070,635
Intest Corp. (a)	2,386	6,991
IXYS Corp. (a)	40,763	489,156
KLA-Tencor Corp.	132,000	4,841,760
Kopin Corp. (a)(d)	46,737	176,666
Kulicke & Soffa Industries, Inc. (a)(d)	59,626	518,746
Lam Research Corp. (a)	95,355	3,543,392
Lattice Semiconductor Corp. (a)(d)	161,877	911,368
Linear Technology Corp.	162,633	4,656,183
LSI Corp. (a)	469,889	3,199,944
LTX-Credence Corp. (a)	53,466	304,222

	Shares	Value
Marvell Technology Group Ltd. (a)	409,316	$ 5,382,505
Mattson Technology, Inc. (a)(d)	43,192	63,492
Maxim Integrated Products, Inc.	232,430	5,357,512
MaxLinear, Inc. Class A (a)	11,544	66,378
MEMC Electronic Materials, Inc. (a)(d)	172,664	1,205,195
Micrel, Inc. (d)	36,643	370,461
Microchip Technology, Inc. (d)	150,000	4,923,000
Micron Technology, Inc. (a)(d)	738,232	4,362,951
Microsemi Corp. (a)	60,502	939,596
Mindspeed Technologies, Inc. (a)(d)	22,459	130,262
MIPS Technologies, Inc. (a)(d)	45,536	255,002
MKS Instruments, Inc.	38,482	893,552
Monolithic Power Systems, Inc. (a)	38,712	488,933
MoSys, Inc. (a)(d)	10,495	41,980
Nanometrics, Inc. (a)(d)	31,449	499,725
National Semiconductor Corp.	232,056	5,778,194
Netlogic Microsystems, Inc. (a)	50,200	1,507,004
Novellus Systems, Inc. (a)(d)	67,149	1,878,158
NVE Corp. (a)(d)	6,630	437,978
NVIDIA Corp. (a)(d)	469,301	6,246,396
Omnivision Technologies, Inc. (a)(d)	48,707	896,209
ON Semiconductor Corp. (a)	338,550	2,461,259
PDF Solutions, Inc. (a)	4,730	23,792
Pericom Semiconductor Corp. (a)	19,216	149,500
Photronics, Inc. (a)(d)	49,451	320,442
Pixelworks, Inc. (a)	13,021	30,860
PLX Technology, Inc. (a)	32,703	103,341
PMC-Sierra, Inc. (a)	159,914	973,876
Power Integrations, Inc.	31,368	1,008,168
QuickLogic Corp. (a)(d)	28,897	82,356
Rambus, Inc. (a)	81,731	948,897
Ramtron International Corp. (a)	24,525	56,408
RF Micro Devices, Inc. (a)	196,083	1,217,675
Rubicon Technology, Inc. (a)(d)	20,046	258,293
Rudolph Technologies, Inc. (a)	19,675	133,987
Semtech Corp. (a)	44,830	956,224
Sevcon, Inc. (a)	2,365	14,687
Sigma Designs, Inc. (a)(d)	25,035	201,782
Silicon Image, Inc. (a)(d)	92,626	493,697
Silicon Laboratories, Inc. (a)(d)	31,116	1,075,680
Skyworks Solutions, Inc. (a)	143,043	2,950,977
Spansion, Inc. Class A (a)	18,621	279,501
Standard Microsystems Corp. (a)(d)	27,292	573,678
SunPower Corp. Class A (a)(d)	32,385	456,629
Supertex, Inc. (a)	21,447	418,431
Teradyne, Inc. (a)(d)	139,410	1,686,861
Tessera Technologies, Inc. (a)	35,700	502,656
Texas Instruments, Inc.	938,851	24,607,285
TranSwitch Corp. (a)	17,700	50,445
Trident Microsystems, Inc. (a)	24,284	10,078
Trio-Tech International (a)	4,055	13,868
TriQuint Semiconductor, Inc. (a)(d)	152,086	1,152,812
Ultra Clean Holdings, Inc. (a)	14,148	79,653
Ultratech, Inc. (a)	34,460	703,673
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Varian Semiconductor Equipment Associates, Inc. (a)	57,572	$ 3,528,300
Veeco Instruments, Inc. (a)	32,019	1,164,211
Volterra Semiconductor Corp. (a)(d)	30,872	625,158
Xilinx, Inc.	202,401	6,302,767
		279,134,888
Software - 3.7%
Accelrys, Inc. (a)	32,884	213,746
ACI Worldwide, Inc. (a)	34,057	1,018,645
Activision Blizzard, Inc.	404,284	4,786,723
Actuate Corp. (a)	46,267	294,721
Adobe Systems, Inc. (a)	408,519	10,311,020
Advent Software, Inc. (a)(d)	29,817	691,456
American Software, Inc. Class A	4,167	33,669
ANSYS, Inc. (a)	76,550	4,132,169
Ariba, Inc. (a)	78,353	2,125,717
Aspen Technology, Inc. (a)	66,055	1,109,063
Authentidate Holding Corp. (a)	1,792	1,487
Autodesk, Inc. (a)	178,150	5,023,830
Bitstream, Inc. Class A (a)	5,707	31,560
Blackbaud, Inc.	32,058	802,732
Blackboard, Inc. (a)(d)	26,213	1,106,451
BMC Software, Inc. (a)	141,440	5,743,878
Bottomline Technologies, Inc. (a)(d)	24,915	572,298
BroadSoft, Inc. (a)(d)	14,822	448,366
BSQUARE Corp. (a)	8,319	39,099
CA, Inc.	324,164	6,804,202
Cadence Design Systems, Inc. (a)(d)	229,761	2,122,992
Callidus Software, Inc. (a)	13,867	67,116
Citrix Systems, Inc. (a)	150,874	9,117,316
CommVault Systems, Inc. (a)	40,079	1,359,079
Compuware Corp. (a)	157,038	1,328,541
Concur Technologies, Inc. (a)(d)	33,806	1,413,767
Datawatch Corp. (a)	2,139	11,401
DemandTec, Inc. (a)	7,454	49,047
Digimarc Corp. (a)	2,014	67,288
ebix.com, Inc. (a)(d)	34,443	564,176
Electronic Arts, Inc. (a)(d)	262,699	5,931,743
Ellie Mae, Inc.	5,748	31,499
EPIQ Systems, Inc. (d)	32,775	410,343
FactSet Research Systems, Inc.	32,028	2,815,261
Fair Isaac Corp.	41,074	1,049,441
FalconStor Software, Inc. (a)	23,990	78,447
Fonix Corp. (a)	1	0
Fortinet, Inc. (a)	68,398	1,308,454
Glu Mobile, Inc. (a)(d)	29,636	90,390
GSE Systems, Inc. (a)	426	890
Informatica Corp. (a)(d)	82,500	3,446,850
Interactive Intelligence Group, Inc. (a)	8,809	284,707
Intuit, Inc.	220,266	10,865,722
JDA Software Group, Inc. (a)(d)	39,532	1,044,040

	Shares	Value
Kenexa Corp. (a)(d)	17,422	$ 366,733
Magma Design Automation, Inc. (a)(d)	37,951	193,171
Manhattan Associates, Inc. (a)	22,569	805,488
Mentor Graphics Corp. (a)	88,321	988,312
MICROS Systems, Inc. (a)	60,122	2,865,415
Microsoft Corp.	5,995,844	159,489,450
MicroStrategy, Inc. Class A (a)	9,239	1,135,288
Mitek Systems, Inc. (a)(d)	17,440	190,968
Monotype Imaging Holdings, Inc. (a)	9,455	110,718
Motricity, Inc. (a)(d)	46,522	108,396
NetScout Systems, Inc. (a)	24,236	334,457
NetSol Technologies, Inc. (a)(d)	25,167	23,506
NetSuite, Inc. (a)	21,103	678,461
Nuance Communications, Inc. (a)(d)	189,551	3,518,067
Opnet Technologies, Inc.	6,924	238,878
Oracle Corp.	3,067,052	86,092,150
Parametric Technology Corp. (a)	85,577	1,540,386
Peerless Systems Corp. (a)	189	703
Pegasystems, Inc.	17,914	723,905
Pervasive Software, Inc. (a)	4,611	30,294
Progress Software Corp. (a)(d)	51,777	1,078,515
PROS Holdings, Inc. (a)	14,148	224,387
QAD, Inc. Class B	4,716	48,433
QLIK Technologies, Inc. (a)	40,014	1,015,555
Quest Software, Inc. (a)	43,435	748,385
RealD, Inc. (a)(d)	39,234	551,238
RealPage, Inc.	22,966	478,152
Red Hat, Inc. (a)	151,337	5,983,865
Renaissance Learning, Inc.	7,897	122,877
Rosetta Stone, Inc. (a)(d)	9,123	122,704
Rovi Corp. (a)	92,845	4,539,192
S1 Corp. (a)	47,810	439,374
salesforce.com, Inc. (a)	96,758	12,457,593
Smith Micro Software, Inc. (a)	23,016	43,500
SolarWinds, Inc. (a)	25,016	619,646
Solera Holdings, Inc.	53,176	3,118,772
Sonic Foundry, Inc. (a)	170	1,918
Sourcefire, Inc. (a)(d)	29,184	806,062
SRS Labs, Inc. (a)	7,155	58,957
SS&C Technologies Holdings, Inc. (a)	12,233	201,722
SuccessFactors, Inc. (a)(d)	57,825	1,350,792
Symantec Corp. (a)	613,666	10,524,372
Synchronoss Technologies, Inc. (a)(d)	26,780	727,345
Synopsys, Inc. (a)	113,618	2,940,434
Take-Two Interactive Software, Inc. (a)(d)	68,203	901,644
Taleo Corp. Class A (a)(d)	27,275	703,968
Tangoe, Inc. (a)	7,422	82,162
TeleCommunication Systems, Inc. Class A (a)	54,174	205,319
TeleNav, Inc. (a)(d)	13,204	122,137
THQ, Inc. (a)(d)	84,287	164,360
TIBCO Software, Inc. (a)	126,157	2,823,394
TiVo, Inc. (a)(d)	84,653	897,322
Tyler Technologies, Inc. (a)(d)	33,002	832,640
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Ultimate Software Group, Inc. (a)(d)	17,851	$ 903,082
Vasco Data Security International, Inc. (a)(d)	33,185	235,945
Verint Systems, Inc. (a)	12,710	363,252
Versant Corp. (a)	302	3,443
VirnetX Holding Corp. (a)(d)	36,775	790,295
VMware, Inc. Class A (a)(d)	49,625	4,682,615
Wave Systems Corp. Class A (a)(d)	57,539	132,340
Websense, Inc. (a)(d)	34,279	705,119
		410,936,915
TOTAL INFORMATION TECHNOLOGY		1,991,437,444
MATERIALS - 4.2%
Chemicals - 2.4%
A. Schulman, Inc.	31,107	567,392
ADA-ES, Inc. (a)	709	10,770
Air Products & Chemicals, Inc.	157,541	12,897,882
Airgas, Inc.	53,548	3,474,194
Albemarle Corp.	68,807	3,489,203
American Pacific Corp. (a)	755	5,587
American Vanguard Corp. (d)	26,329	314,368
Arch Chemicals, Inc.	24,212	1,136,269
Ashland, Inc.	54,659	2,897,474
Balchem Corp. (d)	29,571	1,221,282
Cabot Corp.	42,829	1,474,602
Calgon Carbon Corp. (a)(d)	43,082	681,557
Celanese Corp. Class A	123,827	5,821,107
CF Industries Holdings, Inc.	63,790	11,662,088
Chase Corp. (d)	943	12,042
Chemtura Corp. (a)	80,169	1,061,438
Cytec Industries, Inc.	37,132	1,685,793
Dow Chemical Co.	936,577	26,645,616
E.I. du Pont de Nemours & Co.	736,778	35,564,274
Eastman Chemical Co.	50,692	4,193,749
Ecolab, Inc.	192,004	10,291,414
Ferro Corp. (a)	60,468	506,117
Flotek Industries, Inc. (a)(d)	60,308	417,934
FMC Corp.	54,156	4,112,065
FutureFuel Corp.	10,467	118,172
Georgia Gulf Corp. (a)	25,466	539,625
H.B. Fuller Co.	35,019	776,371
Hawkins, Inc.	5,847	211,954
Huntsman Corp.	146,307	1,918,085
Innophos Holdings, Inc.	18,579	773,072
International Flavors & Fragrances, Inc.	59,523	3,453,524
Intrepid Potash, Inc. (a)(d)	30,878	1,056,645
KMG Chemicals, Inc.	11,304	170,916
Koppers Holdings, Inc.	24,416	811,344
Kraton Performance Polymers, Inc. (a)	20,936	501,836

	Shares	Value
Kronos Worldwide, Inc.	12,428	$ 272,049
Landec Corp. (a)	28,388	168,909
LSB Industries, Inc. (a)	18,531	740,313
Lubrizol Corp.	51,055	6,879,661
LyondellBasell Industries NV Class A	294,898	10,218,216
Material Sciences Corp. (a)	5,008	35,106
Minerals Technologies, Inc.	14,687	851,993
Monsanto Co.	432,339	29,801,127
Nalco Holding Co.	105,531	3,905,702
Nanophase Technologies Corp. (a)	4,164	3,706
NewMarket Corp. (d)	8,098	1,357,873
NL Industries, Inc.	5,999	90,585
Olin Corp.	51,003	1,017,000
OM Group, Inc. (a)(d)	25,998	822,317
OMNOVA Solutions, Inc. (a)(d)	35,395	156,092
Penford Corp. (a)	7,097	39,034
PolyOne Corp.	77,621	980,353
PPG Industries, Inc.	134,676	10,314,835
Praxair, Inc.	242,283	23,862,453
Quaker Chemical Corp.	15,879	529,406
Rockwood Holdings, Inc. (a)	52,028	2,653,428
RPM International, Inc.	95,321	1,986,490
Senomyx, Inc. (a)(d)	20,239	86,421
Sensient Technologies Corp.	38,357	1,394,277
Sherwin-Williams Co.	70,060	5,306,344
Sigma Aldrich Corp.	96,383	6,206,101
Solutia, Inc. (a)	88,843	1,544,091
Spartech Corp. (a)(d)	21,193	93,249
Stepan Co.	9,312	704,453
STR Holdings, Inc. (a)(d)	29,582	335,460
The Mosaic Co.	126,947	9,029,740
The Scotts Miracle-Gro Co. Class A (d)	31,917	1,549,890
TPC Group, Inc. (a)	12,261	391,126
Valhi, Inc.	3,091	183,080
Valspar Corp.	64,648	2,087,484
W.R. Grace & Co. (a)	44,211	1,742,798
Westlake Chemical Corp.	12,585	578,281
Zep, Inc.	18,132	319,667
Zoltek Companies, Inc. (a)(d)	44,160	388,608
		269,103,479
Construction Materials - 0.1%
Eagle Materials, Inc. (d)	37,778	744,982
Headwaters, Inc. (a)	55,257	118,803
Martin Marietta Materials, Inc.	34,296	2,429,186
Texas Industries, Inc. (d)	17,079	608,183
U.S. Concrete, Inc. (a)	15,133	86,258
Vulcan Materials Co. (d)	90,527	3,171,161
		7,158,573
Containers & Packaging - 0.3%
AEP Industries, Inc. (a)	4,448	120,941
Aptargroup, Inc.	45,316	2,287,552
Ball Corp.	134,934	4,846,829
Bemis Co., Inc.	83,978	2,608,357
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - continued
Boise, Inc.	82,375	$ 511,549
Crown Holdings, Inc. (a)	121,007	4,292,118
Graham Packaging Co., Inc. (a)(d)	14,744	375,530
Graphic Packaging Holding Co. (a)	96,473	406,151
Greif, Inc. Class A	25,320	1,414,375
MOD-PAC Corp. (sub. vtg.) (a)	1,085	6,467
Myers Industries, Inc.	14,072	153,103
Owens-Illinois, Inc. (a)	124,621	2,360,322
Packaging Corp. of America	74,807	1,896,357
Rock-Tenn Co. Class A	52,491	2,817,192
Sealed Air Corp.	118,952	2,191,096
Silgan Holdings, Inc.	38,761	1,470,205
Sonoco Products Co.	76,222	2,407,853
Temple-Inland, Inc.	80,815	1,955,723
		32,121,720
Metals & Mining - 1.2%
A.M. Castle & Co. (a)(d)	16,957	205,858
AK Steel Holding Corp. (d)	88,704	797,449
Alcoa, Inc.	852,139	10,915,901
Allegheny Technologies, Inc. (d)	77,785	3,898,584
Allied Nevada Gold Corp. (a)(d)	61,563	2,556,711
Amcol International Corp.	19,886	578,683
Carpenter Technology Corp.	32,151	1,622,661
Century Aluminum Co. (a)(d)	54,853	667,561
Cliffs Natural Resources, Inc.	115,426	9,563,044
Coeur d'Alene Mines Corp. (a)	68,581	1,951,129
Commercial Metals Co.	83,356	979,433
Compass Minerals International, Inc.	23,434	1,771,845
Freeport-McMoRan Copper & Gold, Inc.	751,370	35,419,582
General Moly, Inc. (a)(d)	54,290	215,531
Globe Specialty Metals, Inc.	37,727	631,927
Golden Minerals Co. (a)	24,714	327,461
Haynes International, Inc.	9,478	550,008
Hecla Mining Co. (a)(d)	247,286	1,896,684
Horsehead Holding Corp. (a)	43,360	444,440
Kaiser Aluminum Corp. (d)	14,207	736,917
Materion Corp. (a)	24,506	703,322
Metals USA Holdings Corp. (a)	11,397	142,121
Mines Management, Inc. (a)(d)	13,714	23,177
Molycorp, Inc. (a)(d)	41,841	2,364,853
Newmont Mining Corp.	387,678	24,276,396
Noranda Aluminium Holding Corp. (a)	28,728	326,637
Nucor Corp.	223,809	8,075,029
Olympic Steel, Inc.	10,518	217,933
Reliance Steel & Aluminum Co.	55,107	2,283,634
Royal Gold, Inc.	44,469	3,409,883
RTI International Metals, Inc. (a)(d)	27,459	731,508
Schnitzer Steel Inds, Inc. Class A (d)	16,804	765,254
Silver Bull Resources, Inc. (a)(d)	38,089	27,043
Southern Copper Corp.	183,005	6,180,079

	Shares	Value
Steel Dynamics, Inc. (d)	161,293	$ 2,053,260
Stillwater Mining Co. (a)(d)	80,500	1,238,895
SunCoke Energy, Inc. (a)	10,047	142,266
Synalloy Corp.	660	6,686
Titanium Metals Corp.	70,913	1,136,735
United States Steel Corp. (d)	110,404	3,325,368
Universal Stainless & Alloy Products, Inc. (a)	5,483	180,336
US Energy Corp. (a)(d)	14,898	42,012
US Gold Corp. (a)(d)	74,952	463,953
Vista Gold Corp. (a)	26,982	92,310
Walter Energy, Inc.	51,514	4,210,754
Worthington Industries, Inc.	46,908	762,255
		138,913,108
Paper & Forest Products - 0.2%
AbitibiBowater, Inc. (a)(d)	54,366	923,678
Buckeye Technologies, Inc. (d)	29,277	796,042
Clearwater Paper Corp. (a)(d)	18,990	699,212
Deltic Timber Corp.	14,848	866,084
Domtar Corp.	32,736	2,629,356
Glatfelter (d)	40,567	582,542
International Paper Co.	319,090	8,663,294
Kapstone Paper & Packaging Corp. (a)	30,187	453,711
Louisiana-Pacific Corp. (a)(d)	90,341	602,574
MeadWestvaco Corp.	141,706	3,899,749
Neenah Paper, Inc.	15,090	263,773
Schweitzer-Mauduit International, Inc.	13,663	819,507
Verso Paper Corp. (a)	18,001	40,502
Wausau-Mosinee Paper Corp.	48,262	321,908
		21,561,932
TOTAL MATERIALS		468,858,812
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.3%
8x8, Inc. (a)(d)	59,715	258,566
AboveNet, Inc. (d)	21,312	1,310,262
Alaska Communication Systems Group, Inc. (d)	65,994	501,554
Allegiance Telecom, Inc. (a)	7,100	0
AT&T, Inc.	4,763,229	135,656,762
Atlantic Tele-Network, Inc. (d)	10,572	350,990
Boingo Wireless, Inc. (d)	4,635	40,556
Cbeyond, Inc. (a)	37,794	351,106
CenturyLink, Inc.	484,000	17,496,600
Cincinnati Bell, Inc. New (a)(d)	160,382	543,695
Cogent Communications Group, Inc. (a)	37,641	533,749
Consolidated Communications Holdings, Inc.	41,293	789,109
FairPoint Communications, Inc. (a)(d)	38,437	246,381
Frontier Communications Corp.	765,182	5,731,213
General Communications, Inc. Class A (a)	37,264	330,904
Global Crossing Ltd. (a)	19,610	557,905
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Globalstar, Inc. (a)(d)	68,620	$ 56,152
Hawaiian Telcom Holdco, Inc. (a)	6,851	138,733
HickoryTech Corp.	509	4,861
IDT Corp. Class B	12,541	274,021
Iridium Communications, Inc. (a)	39,310	290,501
Level 3 Communications, Inc. (a)(d)	1,490,934	2,683,681
Neutral Tandem, Inc. (a)	30,909	367,508
PAETEC Holding Corp. (a)(d)	98,241	551,132
Premiere Global Services, Inc. (a)	38,454	321,475
Primus Telecommunications Group, Inc. (a)	8,935	109,007
SureWest Communications	17,253	200,135
Towerstream Corp. (a)(d)	37,466	139,374
tw telecom, inc. (a)(d)	115,014	2,218,620
Verizon Communications, Inc.	2,264,200	81,896,114
Vonage Holdings Corp. (a)	119,084	431,084
Windstream Corp. (d)	370,899	4,710,417
		259,092,167
Wireless Telecommunication Services - 0.5%
American Tower Corp. Class A (a)	315,301	16,982,112
Clearwire Corp. Class A (a)(d)	88,343	283,581
Crown Castle International Corp. (a)	200,309	8,699,420
FiberTower Corp. (a)(d)	25,148	29,926
Leap Wireless International, Inc. (a)(d)	54,533	492,978
MetroPCS Communications, Inc. (a)	200,546	2,238,093
NII Holdings, Inc. (a)	130,821	5,040,533
NTELOS Holdings Corp.	24,024	472,072
Pendrell Corp. (a)(d)	44,075	98,728
SBA Communications Corp. Class A (a)(d)	96,396	3,642,805
Shenandoah Telecommunications Co.	19,002	260,897
Sprint Nextel Corp. (a)	2,366,065	8,896,404
Telephone & Data Systems, Inc.	67,973	1,742,148
U.S. Cellular Corp. (a)(d)	9,501	410,823
USA Mobility, Inc.	30,943	469,405
		49,759,925
TOTAL TELECOMMUNICATION SERVICES		308,852,092
UTILITIES - 3.7%
Electric Utilities - 1.8%
Allete, Inc.	36,442	1,423,425
American Electric Power Co., Inc.	379,557	14,662,287
Central Vermont Public Service Corp.	16,033	558,269
Cleco Corp. (d)	59,776	2,123,841
DPL, Inc.	83,263	2,491,229
Duke Energy Corp.	1,057,502	19,997,363
Edison International	241,983	8,999,348
El Paso Electric Co.	49,033	1,696,051
Empire District Electric Co.	57,105	1,184,929
Entergy Corp.	144,423	9,417,824

	Shares	Value
Exelon Corp.	527,067	$ 22,727,129
FirstEnergy Corp.	334,657	14,808,572
Great Plains Energy, Inc.	99,448	1,944,208
Hawaiian Electric Industries, Inc.	65,015	1,561,660
IDACORP, Inc. (d)	34,700	1,325,540
ITC Holdings Corp.	37,865	2,864,866
MGE Energy, Inc.	24,769	1,044,013
NextEra Energy, Inc.	335,847	19,049,242
Northeast Utilities	127,327	4,418,247
NV Energy, Inc.	199,641	2,978,644
Otter Tail Corp.	35,569	731,299
Pepco Holdings, Inc.	163,194	3,179,019
Pinnacle West Capital Corp.	78,836	3,487,705
PNM Resources, Inc.	73,635	1,101,580
Portland General Electric Co.	72,365	1,745,444
PPL Corp.	481,191	13,896,796
Progress Energy, Inc.	232,270	11,334,776
Southern Co.	671,976	27,792,927
UIL Holdings Corp.	34,739	1,179,736
Unisource Energy Corp.	31,012	1,174,114
Unitil Corp.	21,608	565,049
Westar Energy, Inc.	74,204	1,977,537
		203,442,669
Gas Utilities - 0.3%
AGL Resources, Inc. (d)	54,849	2,271,846
Atmos Energy Corp.	64,136	2,151,121
Chesapeake Utilities Corp.	11,370	463,782
Delta Natural Gas Co., Inc.	1,689	56,886
Laclede Group, Inc.	30,165	1,197,551
National Fuel Gas Co.	56,850	3,487,748
New Jersey Resources Corp.	33,122	1,560,377
Nicor, Inc.	32,068	1,782,981
Northwest Natural Gas Co. (d)	38,070	1,721,525
ONEOK, Inc.	79,000	5,601,100
Piedmont Natural Gas Co., Inc.	72,417	2,237,685
Questar Corp.	125,792	2,357,342
South Jersey Industries, Inc.	28,047	1,445,262
Southwest Gas Corp.	42,654	1,579,051
UGI Corp.	79,587	2,368,509
WGL Holdings, Inc. (d)	37,311	1,543,183
		31,825,949
Independent Power Producers & Energy Traders - 0.2%
Black Hills Corp.	42,595	1,303,407
Calpine Corp. (a)(d)	262,357	3,864,519
Constellation Energy Group, Inc.	137,591	5,295,878
Dynegy, Inc. (a)(d)	173,796	764,702
GenOn Energy, Inc. (a)	569,157	1,730,237
NRG Energy, Inc. (a)	199,909	4,685,867
Ormat Technologies, Inc. (d)	18,545	314,523
Tegal Corp. (a)	95	295
The AES Corp. (a)	637,309	6,921,176
		24,880,604
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 1.3%
Alliant Energy Corp.	77,877	$ 3,159,470
Ameren Corp.	184,517	5,583,484
Avista Corp.	50,046	1,270,167
CenterPoint Energy, Inc.	301,624	6,035,496
CH Energy Group, Inc. (d)	19,428	1,091,659
CMS Energy Corp.	173,339	3,414,778
Consolidated Edison, Inc.	232,019	13,041,788
Dominion Resources, Inc.	464,572	22,643,239
DTE Energy Co.	130,833	6,614,916
Integrys Energy Group, Inc.	56,188	2,813,333
MDU Resources Group, Inc.	150,510	3,211,883
NiSource, Inc. (d)	213,289	4,555,853
NorthWestern Energy Corp.	46,442	1,574,848
NSTAR	92,961	4,250,177
OGE Energy Corp.	71,616	3,584,381
PG&E Corp.	317,940	13,464,759
Public Service Enterprise Group, Inc.	402,604	13,740,875
SCANA Corp.	85,511	3,439,252
Sempra Energy	177,006	9,296,355
TECO Energy, Inc.	141,778	2,594,537
Vectren Corp.	57,675	1,578,565
Wisconsin Energy Corp.	177,837	5,626,763
Xcel Energy, Inc.	391,368	9,655,049
		142,241,627
Water Utilities - 0.1%
American States Water Co.	26,537	942,064
American Water Works Co., Inc.	145,521	4,333,615
Aqua America, Inc.	103,651	2,288,614
Artesian Resources Corp. Class A	6,001	109,338
California Water Service Group	52,606	993,201
Middlesex Water Co.	5,995	109,049
Pennichuck Corp.	793	22,704
SJW Corp.	11,981	279,397
York Water Co.	1,152	20,540
		9,098,522
TOTAL UTILITIES		411,489,371
TOTAL COMMON STOCKS (Cost $10,468,789,633)		10,935,001,169
Nonconvertible Bonds - 0.0%
	Principal Amount	Value
FINANCIALS - 0.0%
Capital Markets - 0.0%
GAMCO Investors, Inc. 0% 12/31/15 (Cost $22,637)	$ 22,600	$ 15,535
U.S. Treasury Obligations - 0.1%

U.S. Treasury Bills, yield at date of purchase 0.03% to 0.08% 9/29/11 to 3/8/12 (e) (Cost $16,997,706)	17,000,000	16,999,165
Money Market Funds - 9.7%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	132,590,532	132,590,532
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	939,665,155	939,665,155
TOTAL MONEY MARKET FUNDS (Cost $1,072,255,687)		1,072,255,687
TOTAL INVESTMENT PORTFOLIO - 108.3% (Cost $11,558,065,663)	12,024,271,556
NET OTHER ASSETS (LIABILITIES) - (8.3)%	(920,043,649)
NET ASSETS - 100%	$ 11,104,227,907
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
248 CME S&P 500 Index Contracts	Sept. 2011	$ 75,497,400	$ 1,485,470
1,005 CME E-mini S&P 500 Index Contracts	Sept. 2011	61,189,425	(2,580,641)
114 CME E-mini S&P Midcap 400 Index Contracts	Sept. 2011	9,968,160	(130,218)
276 NYFE Russell Mini Index Contracts	Sept. 2011	20,043,120	(296,215)
TOTAL EQUITY INDEX CONTRACTS		$ 166,698,105	$ (1,521,604)

The face value of futures purchased as a percentage of net assets is 1.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $14,529,274.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 100,788
Fidelity Securities Lending Cash Central Fund	2,317,318
Total	$ 2,418,106
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,268,299,241	$ 1,268,299,241	$ -	$ -
Consumer Staples	1,074,190,758	1,074,190,758	-	-
Energy	1,252,366,962	1,252,366,961	-	1
Financials	1,680,349,914	1,680,348,138	-	1,776
Health Care	1,294,361,854	1,294,361,854	-	-
Industrials	1,184,794,721	1,184,794,721	-	-
Information Technology	1,991,437,444	1,991,437,444	-	-
Materials	468,858,812	468,858,812	-	-
Telecommunication Services	308,852,092	308,852,092	-	-
Utilities	411,489,371	411,489,371	-	-
Corporate Bonds	15,535	-	15,535	-
U.S. Government and Government Agency Obligations	16,999,165	-	16,999,165	-
Money Market Funds	1,072,255,687	1,072,255,687	-	-
Total Investments in Securities:	$ 12,024,271,556	$ 12,007,255,079	$ 17,014,700	$ 1,777
Derivative Instruments:
Assets
Futures Contracts	$ 1,485,470	$ 1,485,470	$ -	$ -
Liabilities
Futures Contracts	$ (3,007,074)	$ (3,007,074)	$ -	$ -
Total Derivative Instruments:	$ (1,521,604)	$ (1,521,604)	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 96,127
Total Realized Gain (Loss)	(138,625)
Total Unrealized Gain (Loss)	138,894
Cost of Purchases	-
Proceeds of Sales	(83)
Amortization/Accretion	-
Transfers in to Level 3	1,590
Transfers out of Level 3	(96,126)
Ending Balance	$ 1,777
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2011	$ 218

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 1,485,470	$ (3,007,074)
Total Value of Derivatives	$ 1,485,470	$ (3,007,074)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Income Tax Information

At February 28, 2011, the Fund had a capital loss carryforward of approximately $407,168,397 of which $160,154,968, $46,727,186 and $200,286,243 will expire in fiscal 2017, 2018 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Total Market Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2011 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $914,753,669) - See accompanying schedule: Unaffiliated issuers (cost $10,485,809,976)	$ 10,952,015,869
Fidelity Central Funds (cost $1,072,255,687)	1,072,255,687
Total Investments (cost $11,558,065,663)		$ 12,024,271,556
Cash		473,636
Receivable for investments sold		17,146,556
Receivable for fund shares sold		61,481,120
Dividends receivable		23,509,448
Distributions receivable from Fidelity Central Funds		346,097
Receivable for daily variation margin on futures contracts		1,880,251
Other receivables		110,972
Total assets		12,129,219,636

Liabilities
Payable for investments purchased	$ 75,497,964
Payable for fund shares redeemed	8,969,507
Accrued management fee	622,267
Other affiliated payables	126,797
Other payables and accrued expenses	110,039
Collateral on securities loaned, at value	939,665,155
Total liabilities		1,024,991,729

Net Assets		$ 11,104,227,907
Net Assets consist of:
Paid in capital		$ 10,613,664,786
Undistributed net investment income		99,872,250
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(73,993,367)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		464,684,238
Net Assets		$ 11,104,227,907

Investor Class: Net Asset Value, offering price and redemption price per share ($5,262,703,020 ÷ 148,330,892 shares)		$ 35.48

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($4,803,863,358 ÷ 135,383,437 shares)		$ 35.48

Class F: Net Asset Value, offering price and redemption price per share ($1,037,661,529 ÷ 29,245,909 shares)		$ 35.48

Statement of Operations

Six months ended August 31, 2011 (Unaudited)
Investment Income
Dividends		$ 103,898,813
Interest		11,799
Income from Fidelity Central Funds		2,418,106
Total income		106,328,718

Expenses
Management fee	$ 4,017,617
Transfer agent fees	857,468
Independent trustees' compensation	30,823
Miscellaneous	18,023
Total expenses before reductions	4,923,931
Expense reductions	(213)	4,923,718
Net investment income (loss)		101,405,000
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Redemption in-kind with affiliated entities	393,327,878
Unaffiliated issuers	23,798,423
Foreign currency transactions	(162)
Futures contracts	(1,519,818)
Total net realized gain (loss)		415,606,321
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,424,263,717)
Assets and liabilities in foreign currencies	(370)
Futures contracts	(10,419,099)
Total change in net unrealized appreciation (depreciation)		(1,434,683,186)
Net gain (loss)		(1,019,076,865)
Net increase (decrease) in net assets resulting from operations		$ (917,671,865)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Total Market Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 101,405,000	$ 182,686,921
Net realized gain (loss)	415,606,321	(140,975,443)
Change in net unrealized appreciation (depreciation)	(1,434,683,186)	2,243,788,031
Net increase (decrease) in net assets resulting from operations	(917,671,865)	2,285,499,509
Distributions to shareholders from net investment income	(31,956,964)	(179,834,546)
Distributions to shareholders from net realized gain	-	(5,804,652)
Total distributions	(31,956,964)	(185,639,198)
Share transactions - net increase (decrease)	(60,082,056)	833,400,574
Redemption fees	229,924	259,786
Total increase (decrease) in net assets	(1,009,480,961)	2,933,520,671

Net Assets
Beginning of period	12,113,708,868	9,180,188,197
End of period (including undistributed net investment income of $99,872,250 and undistributed net investment income of $30,424,214, respectively)	$ 11,104,227,907	$ 12,113,708,868

Financial Highlights - Investor Class

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 H	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 38.56	$ 31.54	$ 20.60	$ 37.25	$ 39.68	$ 35.89
Income from Investment Operations
Net investment income (loss) D	.33	.61	.56	.70	.76	.68
Net realized and unrealized gain (loss)	(3.30)	7.03	10.96	(16.70)	(2.30)	3.63
Total from investment operations	(2.97)	7.64	11.52	(16.00)	(1.54)	4.31
Distributions from net investment income	(.11)	(.60)	(.57)	(.64)	(.65)	(.52)
Distributions from net realized gain	-	(.02)	(.02)	(.01)	(.24)	-
Total distributions	(.11)	(.62)	(.58) K	(.65) J	(.89)	(.52)
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 35.48	$ 38.56	$ 31.54	$ 20.60	$ 37.25	$ 39.68
Total Return B,C	(7.74)%	24.39%	56.10%	(43.32)%	(4.10)%	12.05%
Ratios to Average Net Assets E,G
Expenses before reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.75% A	1.80%	2.00%	2.23%	1.84%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,262,703	$ 6,289,666	$ 5,357,908	$ 3,358,025	$ 4,479,327	$ 3,942,368
Portfolio turnover rate F	14% A	4%	7%	3%	4%	4%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the year ended February 29. I Amount represents less than $.01 per share. J Total distributions of $.645 per share is comprised of distributions from net investment income of $.640 and distributions from net realized gain of $.005 per share. K Total distributions of $.58 per share is comprised of distributions from net investment income of $.565 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 H	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 38.56	$ 31.54	$ 20.61	$ 37.25	$ 39.68	$ 35.89
Income from Investment Operations
Net investment income (loss) D	.34	.62	.57	.72	.77	.69
Net realized and unrealized gain (loss)	(3.31)	7.03	10.95	(16.71)	(2.30)	3.63
Total from investment operations	(2.97)	7.65	11.52	(15.99)	(1.53)	4.32
Distributions from net investment income	(.11)	(.61)	(.57)	(.65)	(.66)	(.53)
Distributions from net realized gain	-	(.02)	(.02)	(.01)	(.24)	-
Total distributions	(.11)	(.63)	(.59) K	(.65) J	(.90)	(.53)
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 35.48	$ 38.56	$ 31.54	$ 20.61	$ 37.25	$ 39.68
Total Return B,C	(7.73)%	24.43%	56.07%	(43.28)%	(4.07)%	12.08%
Ratios to Average Net Assets E,G
Expenses before reductions	.07% A	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.07% A	.07%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.07% A	.07%	.07%	.07%	.07%	.07%
Net investment income (loss)	1.78% A	1.83%	2.03%	2.26%	1.87%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,803,863	$ 5,078,759	$ 3,752,204	$ 2,267,057	$ 3,565,194	$ 2,688,207
Portfolio turnover rate F	14% A	4%	7%	3%	4%	4%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the year ended February 29. I Amount represents less than $.01 per share. J Total distributions of $.654 per share is comprised of distributions from net investment income of $.649 and distributions from net realized gain of $.005 per share. K Total distributions of $.59 per share is comprised of distributions from net investment income of $.574 and distributions from net realized gain of $.015 per share.

Financial Highlights - Class F

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 38.56	$ 31.54	$ 30.10
Income from Investment Operations
Net investment income (loss) D	.33	.63	.26
Net realized and unrealized gain (loss)	(3.30)	7.02	1.67
Total from investment operations	(2.97)	7.65	1.93
Distributions from net investment income	(.11)	(.61)	(.47)
Distributions from net realized gain	-	(.02)	(.02)
Total distributions	(.11)	(.63)	(.49) J
Redemption fees added to paid in capital D,I	-	-	-
Net asset value, end of period	$ 35.48	$ 38.56	$ 31.54
Total Return B,C	(7.73)%	24.43%	6.42%
Ratios to Average Net Assets E,H
Expenses before reductions	.07% A	.07%	.07% A
Expenses net of fee waivers, if any	.07% A	.07%	.07% A
Expenses net of all reductions	.07% A	.07%	.07% A
Net investment income (loss)	1.78% A	1.83%	1.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,037,662	$ 745,283	$ 70,077
Portfolio turnover rate F	14% A	4%	7%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period September 24, 2009 (commencement of sale of shares) to February 28, 2010. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.49 per share is comprised of distributions from net investment income of $.472 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2011 (Unaudited)

1. Organization.

Spartan Total Market Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Fidelity Advantage Class and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

In May 2011, the Board of Trustees of Spartan Total Market Index Fund approved the creation of additional classes of shares. The Fund will commence sale of shares of Institutional Class and Fidelity Advantage Institutional Class in September 2011.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,337,473,250
Gross unrealized depreciation	(1,910,529,881)
Net unrealized appreciation (depreciation) on securities and other investments	$ 426,943,369
Tax cost	$ 11,597,328,187

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be February 29, 2012.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to .50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Futures Contracts - continued

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

During the period the Fund recognized net realized gain (loss) of $(1,519,818) and a change in net unrealized appreciation (depreciation) of $(10,419,099) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $828,024,117 and $839,863,431, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contracts. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee was based on an annual rate of .07% of average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. In addition, under expense contracts, FMR pays class-level expenses, with certain exceptions, so that total expenses do not exceed an annual rate of .10% and .07% of average net assets for Investor Class, and Fidelity Advantage Class, respectively.

In July 2011, the Board of Trustees approved an amendment to the management contract reducing the management fee from an annual rate of ..07% to .045% of the Fund's average net assets. Under the expense contracts, the total expenses will continue to be limited, with certain exceptions, to an annual rate of .10% and .07% of average net assets for Investor Class and Fidelity Advantage Class, respectively. The new management fee rate will be effective September 1, 2011.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by FMR for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC received transfer agent fees at an annual rate of .06% and .03% of average net assets for Investor Class and Fidelity Advantage Class, respectively. Under the expense contracts, the Investor Class paid transfer agent fees at an annual rate of .03% and Fidelity Advantage Class did not pay transfer agent fees during the period. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Investor Class paid transfer agent fees totaling $857,468 for the period.

Effective September 1, 2011, FIIOC will receive transfer agent fees at an annual rate of .075% and .045% of average net assets for Investor Class and Fidelity Advantage Class, respectively. Under the expense contracts, Investor Class and Fidelity Advantage Class will pay a portion of the transfer agent fees at an annual rate of .055% and .025% of average net assets, respectively.

Redemptions In-Kind. During the period, 17,755,902 shares of the Fund held by affiliated entities were redeemed for cash and securities with a value of $682,536,885. The net realized gain (loss) of $393,327,878 on securities delivered through the in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 11: Shares Transactions. The Fund recognized no gain or loss for federal income tax purposes.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $18,023 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,317,318.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $213.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2011	Year ended February 28, 2011
From net investment income
Investor Class	$ 15,378,476	$ 97,586,465
Fidelity Advantage Class	14,365,114	75,486,167
Class F	2,213,374	6,761,914
Total	$ 31,956,964	$ 179,834,546
From net realized gain
Investor Class	$ -	$ 3,374,672
Fidelity Advantage Class	-	2,380,648
Class F	-	49,332
Total	$ -	$ 5,804,652

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2011	Year ended February 28, 2011	Six months ended August 31, 2011	Year ended February 28, 2011
Investor Class
Shares sold	21,973,997	45,341,120	$ 828,326,696	$ 1,545,271,706
Reinvestment of distributions	390,397	2,771,120	15,014,683	98,744,181
Shares redeemed	(37,141,499)*	(54,866,527)	(1,415,523,014)*	(1,881,537,887)
Net increase (decrease)	(14,777,105)	(6,754,287)	$ (572,181,635)	$ (237,522,000)
Fidelity Advantage Class
Shares sold	14,083,162	35,056,659	$ 527,287,735	$ 1,218,401,959
Reinvestment of distributions	322,432	1,879,344	12,400,721	67,004,512
Shares redeemed	(10,721,074)	(24,186,728)	(401,460,908)	(811,279,711)
Net increase (decrease)	3,684,520	12,749,275	$ 138,227,548	$ 474,126,760
Class F
Shares sold	10,624,019	19,381,678	$ 400,515,742	$ 675,778,550
Reinvestment of distributions	57,550	189,593	2,213,374	6,811,246
Shares redeemed	(763,368)	(2,465,258)	(28,857,085)	(85,793,982)
Net increase (decrease)	9,918,201	17,106,013	$ 373,872,031	$ 596,795,814

* Amount includes in-kind redemptions (see Note 6: Redemptions In-Kind.)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2011 to August 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Expenses Paid During Period* March 1, 2011 to August 31, 2011
Spartan Extended Market Index
Investor Class	.10%
Actual		$ 1,000.00	$ 900.20	$ .48
HypotheticalA		$ 1,000.00	$ 1,024.63	$ .51
Fidelity Advantage Class	.07%
Actual		$ 1,000.00	$ 900.30	$ .33
HypotheticalA		$ 1,000.00	$ 1,024.78	$ .36
Spartan International Index
Investor Class	.10%
Actual		$ 1,000.00	$ 888.10	$ .47**
HypotheticalA		$ 1,000.00	$ 1,024.63	$ .51**
Fidelity Advantage Class	.07%
Actual		$ 1,000.00	$ 888.20	$ .33**
HypotheticalA		$ 1,000.00	$ 1,024.78	$ .36**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period).

** If changes to voluntary expense limitations, effective February 1, 2012, had been in effect during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

Semiannual Report

Investments

Shareholder Expense Example - continued

	Annualized Expense Ratio	Expenses Paid
Spartan International Market Index
Fidelity Advantage Class	.20%
Actual		$ .95
HypotheticalA		$ 1.02
Fidelity Advantage Class	.17%
Actual		$ .81
HypotheticalA		$ .87

Semiannual Report

Spartan Extended Market Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Las Vegas Sands Corp.	0.9	0.7
Annaly Capital Management, Inc.	0.6	0.5
General Motors Co.	0.5	0.6
Green Mountain Coffee Roasters, Inc.	0.5	0.2
LyondellBasell Industries NV Class A	0.5	0.4
Crown Castle International Corp.	0.4	0.4
The Mosaic Co.	0.4	0.4
Alexion Pharmaceuticals, Inc.	0.4	0.3
Bunge Ltd.	0.4	0.4
Liberty Media Corp. Interactive Series A	0.4	0.3
	5.0
Market Sectors as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.0	20.2
Consumer Discretionary	15.4	14.8
Information Technology	14.8	15.9
Industrials	13.5	13.7
Health Care	11.2	11.0
Materials	7.4	7.1
Energy	6.8	7.5
Utilities	4.1	3.7
Consumer Staples	3.9	3.1
Telecommunication Services	1.6	1.5

Semiannual Report

Spartan Extended Market Index Fund

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 15.4%
Auto Components - 1.2%
American Axle & Manufacturing Holdings, Inc. (a)(d)	130,941	$ 1,224,298
Amerigon, Inc. (a)(d)	46,251	618,376
BorgWarner, Inc. (a)(d)	230,449	16,451,754
Cooper Tire & Rubber Co.	126,397	1,533,196
Dana Holding Corp. (a)	323,993	4,130,911
Dorman Products, Inc. (a)	35,209	1,139,011
Drew Industries, Inc. (d)	41,042	817,146
Exide Technologies (a)	158,497	893,923
Federal-Mogul Corp. Class A (a)	53,049	942,150
Fuel Systems Solutions, Inc. (a)(d)	31,837	672,716
Gentex Corp. (d)	299,020	7,758,074
Lear Corp.	226,612	10,827,521
Modine Manufacturing Co. (a)	95,885	1,104,595
Motorcar Parts of America, Inc. (a)	21,986	223,378
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	23,585	78,066
Shiloh Industries, Inc.	9,407	95,105
Spartan Motors, Inc.	62,902	288,091
Standard Motor Products, Inc.	45,134	594,415
Stoneridge, Inc. (a)	56,122	447,292
Strattec Security Corp.	2,933	77,021
Superior Industries International, Inc. (d)	55,337	952,903
Tenneco, Inc. (a)(d)	133,999	4,396,507
Tower International, Inc.	17,465	243,462
TRW Automotive Holdings Corp. (a)	218,127	9,093,715
Visteon Corp. (a)	96,506	4,929,526
		69,533,152
Automobiles - 0.6%
General Motors Co.	1,222,385	29,373,912
Tesla Motors, Inc. (a)(d)	83,431	2,064,083
Thor Industries, Inc. (d)	78,496	1,744,966
Winnebago Industries, Inc. (a)(d)	65,223	512,001
		33,694,962
Distributors - 0.2%
Amcon Distributing Co.	1,240	73,470
Audiovox Corp. Class A (a)	45,015	288,546
Core-Mark Holding Co., Inc. (a)	27,586	979,855
LKQ Corp. (a)(d)	305,064	7,809,638
Pool Corp. (d)	102,163	2,649,087
Weyco Group, Inc.	15,852	360,633
		12,161,229
Diversified Consumer Services - 0.8%
American Public Education, Inc. (a)(d)	36,701	1,512,815
Archipelago Learning, Inc. (a)	20,009	185,884
Ascent Capital Group, Inc. (a)	34,050	1,630,995
Bridgepoint Education, Inc. (a)(d)	43,738	965,735
Cambium Learning Group, Inc. (a)	16,192	48,414
Capella Education Co. (a)(d)	34,349	1,098,481
Career Education Corp. (a)	135,504	2,299,503

	Shares	Value
Carriage Services, Inc.	42,134	$ 242,271
Coinstar, Inc. (a)(d)	60,692	2,766,948
Collectors Universe, Inc.	11,575	193,766
Corinthian Colleges, Inc. (a)(d)	178,249	392,148
CPI Corp. (d)	18,726	162,354
Education Management Corp. (a)(d)	89,396	1,406,199
Grand Canyon Education, Inc. (a)(d)	66,835	1,039,284
Hillenbrand, Inc.	127,338	2,597,695
ITT Educational Services, Inc. (a)(d)	62,163	4,485,682
K12, Inc. (a)(d)	64,832	1,742,684
Learning Tree International, Inc.	12,160	117,952
Lincoln Educational Services Corp. (d)	54,448	535,224
Mac-Gray Corp.	24,030	333,056
Matthews International Corp. Class A (d)	61,846	2,066,275
National American University Holdings, Inc.	18,336	160,990
Princeton Review, Inc. (a)	51,537	9,328
Regis Corp.	119,553	1,765,798
Service Corp. International	517,999	5,293,950
Sotheby's Class A (Ltd. vtg.)	140,298	5,220,489
Steiner Leisure Ltd. (a)	28,854	1,150,986
Stewart Enterprises, Inc. Class A (d)	172,890	1,047,713
Strayer Education, Inc. (d)	28,103	2,659,949
Universal Technical Institute, Inc. (a)	48,727	709,465
Weight Watchers International, Inc. (d)	63,000	3,812,760
		47,654,793
Hotels, Restaurants & Leisure - 2.8%
AFC Enterprises, Inc. (a)	62,034	805,822
Ambassadors Group, Inc.	48,627	369,565
Ameristar Casinos, Inc.	63,049	1,177,125
ARK Restaurants Corp.	8,457	117,468
Bally Technologies, Inc. (a)	110,933	3,481,078
Benihana, Inc. Class A (sub. vtg.) (a)	25,213	204,477
Biglari Holdings, Inc. (a)	2,643	870,234
BJ's Restaurants, Inc. (a)(d)	47,376	2,187,350
Bluegreen Corp. (a)	34,297	90,544
Bob Evans Farms, Inc.	62,735	1,992,464
Boyd Gaming Corp. (a)(d)	125,273	782,956
Bravo Brio Restaurant Group, Inc.	36,917	766,028
Brinker International, Inc.	201,511	4,550,118
Buffalo Wild Wings, Inc. (a)(d)	36,784	2,266,998
Caribou Coffee Co., Inc. (a)(d)	44,167	670,897
Carrols Restaurant Group, Inc. (a)	26,041	240,619
CEC Entertainment, Inc.	45,289	1,406,676
Century Casinos, Inc. (a)	54,140	151,051
Choice Hotels International, Inc. (d)	67,481	2,097,309
Churchill Downs, Inc.	30,186	1,321,543
Cosi, Inc. (a)	62,262	43,583
Cracker Barrel Old Country Store, Inc. (d)	47,523	2,013,074
Denny's Corp. (a)	205,362	778,322
DineEquity, Inc. (a)	32,483	1,361,038
Domino's Pizza, Inc. (a)(d)	89,672	2,486,605
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Dover Downs Gaming & Entertainment, Inc.	25,627	$ 67,399
Dover Motorsports, Inc. (a)	22,686	32,668
Dunkin' Brands Group, Inc. (a)(d)	44,323	1,167,468
Einstein Noah Restaurant Group, Inc.	12,573	188,218
Empire Resorts, Inc. (a)(d)	79,497	62,803
Famous Dave's of America, Inc. (a)	15,087	144,081
Frisch's Restaurants, Inc.	5,819	114,983
Full House Resorts, Inc. (a)(d)	24,413	82,760
Gaming Partners International Corp.	1,584	11,722
Gaylord Entertainment Co. (a)(d)	85,158	2,140,872
Granite City Food & Brewery Ltd. (a)	2,301	5,753
Great Wolf Resorts, Inc. (a)	78,523	223,005
Hyatt Hotels Corp. Class A (a)	83,461	2,963,700
International Speedway Corp. Class A (d)	62,992	1,584,879
Interval Leisure Group, Inc. (a)	81,140	1,022,364
Isle of Capri Casinos, Inc. (a)(d)	59,329	388,012
J. Alexanders Corp. (a)	2,338	15,244
Jack in the Box, Inc. (a)(d)	113,324	2,353,739
Jamba, Inc. (a)(d)	125,986	221,735
Krispy Kreme Doughnuts, Inc. (a)(d)	111,187	1,010,690
Lakes Entertainment, Inc. (a)	51,180	124,367
Las Vegas Sands Corp. (a)	1,012,816	47,166,805
Life Time Fitness, Inc. (a)(d)	86,615	3,320,819
Luby's, Inc. (a)	29,797	135,576
Marcus Corp.	44,387	434,105
MAXXAM, Inc. (a)	8	5,600
McCormick & Schmick's Seafood Restaurants (a)	24,841	155,008
MGM Mirage, Inc. (a)(d)	700,299	7,752,310
Monarch Casino & Resort, Inc. (a)	25,636	260,718
Morgans Hotel Group Co. (a)(d)	69,584	478,042
Morton's Restaurant Group, Inc. (a)	16,889	93,396
MTR Gaming Group, Inc. (a)	26,173	65,433
Multimedia Games Holdng Co., Inc. (a)	53,167	262,113
Nathan's Famous, Inc. (a)	3,184	60,400
O'Charleys, Inc. (a)(d)	49,235	276,701
Orient Express Hotels Ltd. Class A (a)(d)	221,316	1,735,117
P.F. Chang's China Bistro, Inc. (d)	45,904	1,383,547
Panera Bread Co. Class A (a)	63,467	7,308,225
Papa John's International, Inc. (a)	49,000	1,457,750
Peet's Coffee & Tea, Inc. (a)(d)	26,821	1,562,323
Penn National Gaming, Inc. (a)(d)	140,780	5,604,452
Pinnacle Entertainment, Inc. (a)(d)	126,335	1,733,316
Premier Exhibitions, Inc. (a)	16,798	27,717
Red Lion Hotels Corp. (a)	38,228	267,214
Red Robin Gourmet Burgers, Inc. (a)(d)	29,040	906,048
Rick's Cabaret International, Inc. (a)	17,933	128,221
Royal Caribbean Cruises Ltd. (d)	281,969	7,319,915
Ruby Tuesday, Inc. (a)(d)	132,312	1,102,159
Ruth's Hospitality Group, Inc. (a)(d)	60,328	319,135

	Shares	Value
Scientific Games Corp. Class A (a)	141,504	$ 1,248,065
Shuffle Master, Inc. (a)	141,090	1,250,057
Six Flags Entertainment Corp. (d)	114,016	3,825,237
Sonic Corp. (a)(d)	125,987	1,167,899
Speedway Motorsports, Inc.	32,940	441,067
Texas Roadhouse, Inc. Class A	119,006	1,701,786
The Cheesecake Factory, Inc. (a)(d)	120,135	3,297,706
Town Sports International Holdings, Inc. (a)	34,405	258,382
Vail Resorts, Inc. (d)	74,950	3,030,229
Wendy's Co. (a)	683,064	3,326,522
WMS Industries, Inc. (a)	121,192	2,644,409
		159,672,930
Household Durables - 1.2%
Acme United Corp.	1,357	13,828
American Biltrite, Inc. (a)	1,257	7,856
American Greetings Corp. Class A (d)	77,360	1,641,579
Bassett Furniture Industries, Inc.	26,134	196,005
Beazer Homes USA, Inc. (a)(d)	153,380	323,632
Blyth, Inc.	13,705	780,089
Brookfield Residential Properties, Inc. (a)	75,898	592,953
Cavco Industries, Inc. (a)(d)	15,629	568,427
Cobra Electronics Corp. (a)	1,132	4,075
CSS Industries, Inc.	16,089	285,580
Dixie Group, Inc. (a)	9,546	35,225
Emerson Radio Corp. (a)	23,345	37,819
Ethan Allen Interiors, Inc.	57,544	989,181
Flexsteel Industries, Inc.	10,672	167,337
Furniture Brands International, Inc. (a)(d)	83,264	233,972
Garmin Ltd. (d)	265,602	8,905,635
Helen of Troy Ltd. (a)	59,974	1,800,419
Hooker Furniture Corp.	26,465	239,508
Hovnanian Enterprises, Inc. Class A (a)(d)	108,656	178,196
iRobot Corp. (a)	50,093	1,393,587
Jarden Corp. (d)	192,330	5,585,263
KB Home (d)	152,280	1,003,525
Kid Brands, Inc. (a)	42,456	158,361
Koss Corp.	1,389	9,098
La-Z-Boy, Inc. (a)(d)	105,228	926,006
Libbey, Inc. (a)	43,749	566,987
Lifetime Brands, Inc.	17,993	190,726
M.D.C. Holdings, Inc.	74,982	1,466,648
M/I Homes, Inc. (a)	38,453	316,853
Meritage Homes Corp. (a)	60,196	1,127,471
Mohawk Industries, Inc. (a)	115,039	5,700,182
NVR, Inc. (a)(d)	12,434	7,914,241
Ryland Group, Inc.	90,616	1,056,583
Sealy Corp., Inc. (a)(d)	180,644	368,514
Skullcandy, Inc. (a)(d)	18,764	310,357
Skyline Corp.	14,802	161,638
Standard Pacific Corp. (a)(d)	220,810	567,482
Stanley Furniture Co., Inc. (a)	37,789	130,372
Tempur-Pedic International, Inc. (a)(d)	144,206	8,398,557
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Toll Brothers, Inc. (a)(d)	306,350	$ 5,266,157
Tupperware Brands Corp.	131,030	8,713,495
Universal Electronics, Inc. (a)(d)	28,987	564,087
Wells-Gardner Electronics Corp.	4,238	8,730
Zagg, Inc. (a)(d)	40,000	601,200
		69,507,436
Internet & Catalog Retail - 0.6%
1-800-FLOWERS.com, Inc. Class A (a)	102,656	255,613
Bidz.com, Inc. (a)	10,552	6,542
Blue Nile, Inc. (a)(d)	37,542	1,457,756
dELiA*s, Inc. (a)	42,494	65,441
eDiets.com, Inc. (a)(d)	2,806	4,209
Gaiam, Inc. Class A	35,599	133,140
Geeknet, Inc. (a)	9,323	196,622
Hollywood Media Corp. (a)	72,242	113,420
HomeAway, Inc.	16,221	678,687
HSN, Inc. (a)	83,085	2,670,352
Liberty Media Corp. Interactive Series A (a)	1,257,122	19,887,670
NutriSystem, Inc.	55,804	713,733
Orbitz Worldwide, Inc. (a)(d)	57,753	146,693
Overstock.com, Inc. (a)	32,352	338,725
PetMed Express, Inc. (d)	45,901	464,977
Shutterfly, Inc. (a)(d)	59,513	3,193,468
US Auto Parts Network, Inc. (a)	28,450	179,804
ValueVision Media, Inc. Class A (a)(d)	73,905	280,100
Vitacost.com, Inc. (a)(d)	45,174	215,480
		31,002,432
Leisure Equipment & Products - 0.3%
Adams Golf, Inc. (a)	2,052	11,840
Arctic Cat, Inc. (a)	27,225	426,888
Black Diamond, Inc. (a)	38,902	299,934
Brunswick Corp. (d)	181,901	2,890,407
Callaway Golf Co.	135,531	761,684
Cybex International, Inc. (a)	14,718	9,567
Eastman Kodak Co. (a)(d)	546,644	1,738,328
Escalade, Inc.	6,336	31,743
JAKKS Pacific, Inc.	58,677	997,509
Johnson Outdoors, Inc. Class A (a)	10,627	168,119
Leapfrog Enterprises, Inc. Class A (a)(d)	86,806	286,460
Marine Products Corp. (a)	22,297	124,194
Meade Instruments Corp. (a)	201	844
Nautilus, Inc. (a)	41,463	60,536
Polaris Industries, Inc.	66,500	7,306,355
Smith & Wesson Holding Corp. (a)	147,064	480,899
Steinway Musical Instruments, Inc. (a)	16,626	413,489
Sturm Ruger & Co., Inc.	40,168	1,336,389
Summer Infant, Inc. (a)	23,949	167,404
		17,512,589

	Shares	Value
Media - 2.5%
A.H. Belo Corp. Class A	40,053	$ 214,284
AMC Networks, Inc. Class A	121,754	4,504,898
Arbitron, Inc.	60,109	2,257,093
Atrinsic, Inc. (a)(d)	12,819	35,509
Ballantyne of Omaha, Inc. (a)	38,181	147,379
Beasley Broadcast Group, Inc. Class A (a)(d)	4,117	16,715
Belo Corp. Series A (d)	191,951	1,046,133
Carmike Cinemas, Inc. (a)(d)	27,922	197,688
Charter Communications, Inc. Class A (a)(d)	80,836	4,032,100
Cinemark Holdings, Inc.	197,377	4,135,048
Clear Channel Outdoor Holding, Inc. Class A (a)	90,270	1,033,592
Crown Media Holdings, Inc. Class A (a)(d)	66,422	87,677
Cumulus Media, Inc. Class A (a)(d)	58,225	156,625
Dex One Corp. (a)	102,416	145,431
DISH Network Corp. Class A (a)	438,644	10,904,690
DreamWorks Animation SKG, Inc. Class A (a)(d)	127,036	2,683,000
E.W. Scripps Co. Class A (a)	82,591	693,764
Emmis Communications Corp. Class A (a)	80,456	61,147
Entercom Communications Corp. Class A (a)(d)	52,600	321,386
Entravision Communication Corp. Class A (a)	90,792	102,595
Fisher Communications, Inc. (a)	16,074	426,122
Global Traffic Network, Inc. (a)	41,346	578,844
Gray Television, Inc. (a)(d)	106,976	203,254
Harris Interactive, Inc. (a)	49,977	32,120
Harte-Hanks, Inc. (d)	78,322	622,660
Insignia Systems, Inc.	22,896	77,160
interCLICK, Inc. (a)	46,809	270,556
John Wiley & Sons, Inc. Class A	110,077	5,370,657
Journal Communications, Inc. Class A (a)	87,795	323,964
Knology, Inc. (a)	80,739	1,100,473
Lamar Advertising Co. Class A (a)(d)	131,584	2,751,421
Lee Enterprises, Inc. (a)(d)	85,756	56,170
Liberty Global, Inc. Class A (a)	487,666	19,696,830
Liberty Media Corp.:
Capital Series A (a)	159,877	11,400,829
Starz Series A (a)	107,157	7,379,903
LIN TV Corp. Class A (a)	76,893	237,599
Live Nation Entertainment, Inc. (a)(d)	317,808	2,939,724
LodgeNet Entertainment Corp. (a)(d)	50,214	93,398
Madison Square Garden Co. Class A (a)	122,099	2,949,912
Martha Stewart Living Omnimedia, Inc. Class A (a)(d)	61,948	206,906
Media General, Inc. Class A (a)(d)	25,434	56,972
Meredith Corp. (d)	74,098	1,911,728
Morningstar, Inc.	52,399	3,126,124
National CineMedia, Inc.	112,174	1,589,506
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Navarre Corp. (a)	74,677	$ 132,925
New Frontier Media, Inc. (a)	31,250	39,063
Nexstar Broadcasting Group, Inc. Class A (a)	18,802	114,692
NTN Communications, Inc. (a)	49,847	21,434
Outdoor Channel Holdings, Inc.	33,369	229,912
Pandora Media, Inc. (d)	29,210	385,572
Point.360 (a)	2,433	1,460
Radio One, Inc. Class D (non-vtg.) (a)(d)	89,989	128,684
ReachLocal, Inc. (a)(d)	22,858	332,584
Reading International, Inc. Class A (a)	24,625	104,656
Regal Entertainment Group Class A (d)	158,920	2,077,084
Rentrak Corp. (a)(d)	19,535	279,546
Saga Communications, Inc. Class A (a)	4,466	139,563
Salem Communications Corp. Class A	10,000	25,100
Scholastic Corp.	48,156	1,336,811
Sinclair Broadcast Group, Inc. Class A	104,583	816,793
Sirius XM Radio, Inc. (a)(d)	8,279,835	14,903,703
Spanish Broadcasting System, Inc. Class A (a)	17,489	55,790
SPAR Group, Inc. (a)	4,346	5,954
SuperMedia, Inc. (a)(d)	31,732	67,272
The McClatchy Co. Class A (a)(d)	133,924	227,671
The New York Times Co. Class A (a)(d)	262,449	2,146,833
Valassis Communications, Inc. (a)(d)	103,593	2,617,795
Value Line, Inc.	1,396	17,045
Virgin Media, Inc. (d)	608,915	15,442,084
Westwood One, Inc. (a)(d)	878	4,961
World Wrestling Entertainment, Inc. Class A (d)	76,162	729,632
		138,564,205
Multiline Retail - 0.7%
99 Cents Only Stores (a)(d)	118,277	2,202,318
Dillard's, Inc. Class A (d)	95,985	4,442,186
Dollar General Corp. (a)(d)	205,982	7,538,941
Dollar Tree, Inc. (a)	257,051	18,358,582
Duckwall-ALCO Stores, Inc. (a)	8,410	79,811
Fred's, Inc. Class A	87,024	996,425
Gordmans Stores, Inc. (d)	23,635	352,162
Saks, Inc. (a)(d)	247,121	2,392,131
The Bon-Ton Stores, Inc. (d)	31,972	224,124
Tuesday Morning Corp. (a)	85,411	340,790
		36,927,470
Specialty Retail - 3.0%
A.C. Moore Arts & Crafts, Inc. (a)	50,184	62,228
Aarons, Inc. Class A	152,022	4,049,866
Advance Auto Parts, Inc. (d)	165,468	10,047,217
Aeropostale, Inc. (a)(d)	188,286	2,105,037
America's Car Mart, Inc. (a)	24,361	732,048
American Eagle Outfitters, Inc.	404,083	4,473,199
ANN, Inc. (a)	121,341	2,860,007

	Shares	Value
Appliance Recycling Centers of America, Inc. (a)	1,453	$ 5,899
Asbury Automotive Group, Inc. (a)	69,311	1,303,740
Ascena Retail Group, Inc. (a)	139,808	3,973,343
Barnes & Noble, Inc. (d)	83,021	1,107,500
bebe Stores, Inc.	77,366	530,731
Big 5 Sporting Goods Corp.	37,628	279,576
Body Central Corp.	26,368	457,485
Books-A-Million, Inc. (d)	19,056	49,736
Brown Shoe Co., Inc.	88,876	731,449
Build-A-Bear Workshop, Inc. (a)(d)	33,647	198,854
Cabela's, Inc. Class A (a)(d)	88,392	2,072,792
Cache, Inc. (a)	37,741	209,463
Casual Male Retail Group, Inc. (a)	107,460	448,108
Charming Shoppes, Inc. (a)(d)	215,702	683,775
Chico's FAS, Inc.	371,520	5,171,558
Christopher & Banks Corp.	75,052	357,248
Citi Trends, Inc. (a)(d)	30,443	354,965
Coldwater Creek, Inc. (a)(d)	182,555	193,508
Collective Brands, Inc. (a)(d)	130,215	1,756,600
Conn's, Inc. (a)	39,520	226,450
Cost Plus, Inc. (a)(d)	34,446	267,645
Destination Maternity Corp.	25,288	355,296
Dick's Sporting Goods, Inc. (a)(d)	181,922	6,390,920
Dover Saddlery, Inc. (a)	1,537	5,472
Dreams, Inc. (a)	55,948	123,086
DSW, Inc. Class A	49,644	2,303,978
Express, Inc.	117,110	2,235,630
Finish Line, Inc. Class A	102,098	2,052,170
Foot Locker, Inc. (d)	324,922	6,781,122
Francescas Holdings Corp. (a)	22,087	506,455
Genesco, Inc. (a)(d)	49,329	2,615,424
GNC Holdings, Inc.	44,675	1,081,135
Golfsmith International Holdings, Inc. (a)(d)	13,141	41,000
Group 1 Automotive, Inc.	49,353	2,060,488
Guess?, Inc.	133,530	4,554,708
Hastings Entertainment, Inc. (a)	13,630	44,161
Haverty Furniture Companies, Inc.	46,862	555,315
hhgregg, Inc. (a)(d)	46,801	513,875
Hibbett Sports, Inc. (a)(d)	61,192	2,292,252
Hot Topic, Inc.	93,449	773,758
Jos. A. Bank Clothiers, Inc. (a)(d)	56,221	2,881,326
Kirkland's, Inc. (a)(d)	33,294	308,302
Lithia Motors, Inc. Class A (sub. vtg.)	45,718	862,699
Lumber Liquidators Holdings, Inc. (a)(d)	47,662	721,603
MarineMax, Inc. (a)	45,781	310,853
Midas, Inc. (a)	29,295	235,825
Monro Muffler Brake, Inc.	67,324	2,661,318
New York & Co., Inc. (a)	52,517	183,810
Office Depot, Inc. (a)	563,097	1,464,052
OfficeMax, Inc. (a)(d)	175,591	1,100,956
Pacific Sunwear of California, Inc. (a)(d)	134,412	208,339
Penske Automotive Group, Inc. (d)	94,060	1,715,654
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Perfumania Holdings, Inc. (a)	1,076	$ 16,678
PetSmart, Inc.	244,899	10,329,840
Pier 1 Imports, Inc. (a)(d)	240,489	2,568,423
RadioShack Corp. (d)	220,885	2,873,714
Rent-A-Center, Inc. (d)	138,982	3,916,513
rue21, Inc. (a)	31,869	798,637
Sally Beauty Holdings, Inc. (a)(d)	199,858	3,377,600
Select Comfort Corp. (a)(d)	114,497	1,818,212
Shoe Carnival, Inc. (a)	18,743	474,385
Signet Jewelers Ltd.	178,380	6,946,117
Sonic Automotive, Inc. Class A (sub. vtg.)	74,200	1,029,896
Stage Stores, Inc.	76,001	1,241,096
Stein Mart, Inc.	56,330	398,816
Syms Corp. (a)(d)	24,170	214,146
Systemax, Inc. (a)(d)	17,556	237,006
Talbots, Inc. (a)(d)	78,980	232,201
Tandy Leather Factory, Inc. (a)	3,074	14,755
Teavana Holdings, Inc. (a)	15,825	410,659
The Buckle, Inc. (d)	55,639	2,192,177
The Cato Corp. Class A (sub. vtg.)	57,708	1,464,629
The Children's Place Retail Stores, Inc. (a)(d)	57,906	2,485,326
The Men's Wearhouse, Inc.	108,987	3,150,814
The Pep Boys - Manny, Moe & Jack (d)	106,929	1,056,459
Tractor Supply Co. (d)	152,139	9,336,770
Trans World Entertainment Corp. (a)	29,020	58,911
Ulta Salon, Cosmetics & Fragrance, Inc. (a)(d)	103,183	6,096,052
Vitamin Shoppe, Inc. (a)	55,398	2,454,131
West Marine, Inc. (a)	30,261	285,966
Wet Seal, Inc. Class A (a)	251,975	1,269,954
Williams-Sonoma, Inc.	196,914	6,519,823
Winmark Corp.	5,014	235,307
Zale Corp. (a)(d)	48,284	196,999
Zumiez, Inc. (a)(d)	42,856	792,407
		167,145,428
Textiles, Apparel & Luxury Goods - 1.5%
American Apparel, Inc. (a)(d)	61,564	59,748
Carter's, Inc. (a)(d)	119,364	3,691,929
Charles & Colvard Ltd. (a)(d)	24,954	62,635
Cherokee, Inc.	28,809	399,005
Columbia Sportswear Co. (d)	33,306	1,754,893
Crocs, Inc. (a)	186,937	5,114,596
Crown Crafts, Inc.	2,227	9,242
Culp, Inc. (a)	19,568	166,915
Deckers Outdoor Corp. (a)(d)	80,512	7,162,348
Delta Apparel, Inc. (a)	17,128	285,010
Forward Industries, Inc. (NY Shares) (a)(d)	18,823	49,881
Fossil, Inc. (a)	95,544	9,230,506
G-III Apparel Group Ltd. (a)(d)	38,038	1,074,954

	Shares	Value
Hallwood Group, Inc. (a)	360	$ 4,320
Hanesbrands, Inc. (a)	208,843	5,964,556
Heelys, Inc. (a)	53,597	112,554
Iconix Brand Group, Inc. (a)(d)	151,594	2,968,211
Joe's Jeans, Inc. (a)(d)	112,776	74,658
K-Swiss, Inc. Class A (a)(d)	60,461	322,862
Kenneth Cole Productions, Inc. Class A (sub. vtg.) (a)	22,360	259,600
Lacrosse Footwear, Inc.	9,275	119,648
Lakeland Industries, Inc. (a)	22,690	176,755
Liz Claiborne, Inc. (a)(d)	191,172	997,918
Maidenform Brands, Inc. (a)(d)	58,922	1,497,797
Movado Group, Inc.	36,887	507,565
Oxford Industries, Inc.	28,831	1,032,726
Perry Ellis International, Inc. (a)(d)	32,328	742,897
PVH Corp.	129,133	8,608,006
Quiksilver, Inc. (a)(d)	280,211	1,171,282
R.G. Barry Corp.	22,932	234,136
Rocky Brands, Inc. (a)	15,336	176,977
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)(d)	69,982	1,128,810
Steven Madden Ltd. (a)(d)	78,814	2,846,762
Tandy Brands Accessories, Inc. (a)	1,058	1,852
The Jones Group, Inc.	196,879	2,313,328
Timberland Co. Class A (a)	89,569	3,846,093
True Religion Apparel, Inc. (a)	51,977	1,585,299
Under Armour, Inc. Class A (sub. vtg.) (a)	79,375	5,624,513
Unifi, Inc. (a)	45,178	506,897
Vera Bradley, Inc. (d)	57,101	2,004,245
Warnaco Group, Inc. (a)(d)	91,886	4,902,118
Wolverine World Wide, Inc.	101,066	3,679,813
		82,473,860
TOTAL CONSUMER DISCRETIONARY		865,850,486
CONSUMER STAPLES - 3.9%
Beverages - 0.3%
Boston Beer Co., Inc. Class A (a)(d)	19,134	1,551,193
Central European Distribution Corp. (a)(d)	134,172	944,571
Coca-Cola Bottling Co. Consolidated	10,828	606,368
Craft Brewers Alliance, Inc. (a)	22,005	131,590
Crystal Rock Holdings, Inc. (a)	4,384	3,376
Hansen Natural Corp. (a)	148,579	12,676,760
Jones Soda Co. (a)	42,540	37,861
MGP Ingredients, Inc.	21,690	132,960
National Beverage Corp.	28,316	466,931
Primo Water Corp.	43,402	306,852
		16,858,462
Food & Staples Retailing - 0.5%
Andersons, Inc. (d)	38,186	1,535,459
Arden Group, Inc. Class A	2,161	176,230
BJ's Wholesale Club, Inc. (a)(d)	111,421	5,662,415
Casey's General Stores, Inc.	77,536	3,489,120
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Chefs' Warehouse Holdings (a)	19,910	$ 288,695
Fresh Market, Inc.	63,325	2,444,978
Ingles Markets, Inc. Class A	31,589	484,259
Nash-Finch Co.	33,766	1,073,759
PriceSmart, Inc. (d)	37,160	2,432,494
Rite Aid Corp. (a)(d)	1,334,706	1,468,177
Ruddick Corp.	88,167	3,605,149
Spartan Stores, Inc.	47,038	759,193
Susser Holdings Corp. (a)	26,144	551,638
The Pantry, Inc. (a)	48,462	605,775
United Natural Foods, Inc. (a)(d)	89,916	3,656,884
Village Super Market, Inc. Class A	8,400	210,252
Weis Markets, Inc.	30,417	1,189,305
Winn-Dixie Stores, Inc. (a)(d)	117,587	906,596
		30,540,378
Food Products - 2.0%
Alico, Inc.	6,793	144,283
B&G Foods, Inc. Class A	97,603	1,777,351
Bridgford Foods Corp.	4,789	48,082
Bunge Ltd. (d)	310,822	20,113,292
Cal-Maine Foods, Inc. (d)	27,895	905,751
Calavo Growers, Inc. (d)	26,969	539,380
Chiquita Brands International, Inc. (a)(d)	92,664	955,366
Coffee Holding Co., Inc.	4,500	83,295
Corn Products International, Inc.	158,949	7,432,455
Darling International, Inc. (a)(d)	242,510	4,086,294
Diamond Foods, Inc. (d)	44,888	3,539,868
Dole Food Co., Inc. (a)(d)	97,530	1,099,163
Farmer Brothers Co. (d)	11,589	65,710
Flowers Foods, Inc.	286,497	5,457,768
Fresh Del Monte Produce, Inc.	82,858	2,000,192
Golden Enterprises Ltd.	2,595	8,486
Green Mountain Coffee Roasters, Inc. (a)(d)	250,977	26,287,331
Griffin Land & Nurseries, Inc.	2,500	66,375
Hain Celestial Group, Inc. (a)(d)	86,903	2,748,742
Harbinger Group, Inc. (a)	38,095	174,475
Imperial Sugar Co. (d)	28,869	258,666
Inventure Foods, Inc. (a)	25,815	104,293
J&J Snack Foods Corp.	28,888	1,462,022
John B. Sanfilippo & Son, Inc. (a)	23,941	200,147
Lancaster Colony Corp.	40,899	2,479,297
Lifeway Foods, Inc. (a)(d)	9,724	102,005
Limoneira Co. (d)	16,924	297,016
Omega Protein Corp. (a)	43,375	523,970
Overhill Farms, Inc. (a)	28,537	128,131
Pilgrims Pride Corp. (a)(d)	100,398	349,385
Ralcorp Holdings, Inc. (a)(d)	114,789	9,937,284
Reddy Ice Holdings, Inc. (a)	45,654	89,025
Sanderson Farms, Inc. (d)	42,833	1,679,054
Seneca Foods Corp. Class A (a)	21,181	495,847

	Shares	Value
Smart Balance, Inc. (a)	144,048	$ 727,442
Smithfield Foods, Inc. (a)(d)	322,709	7,073,781
Snyders-Lance, Inc.	125,275	2,789,874
Tootsie Roll Industries, Inc. (d)	69,890	1,771,013
TreeHouse Foods, Inc. (a)(d)	73,510	4,026,878
		112,028,789
Household Products - 0.5%
Central Garden & Pet Co. Class A (non-vtg.) (a)	119,241	938,427
Church & Dwight Co., Inc. (d)	301,554	13,129,661
Energizer Holdings, Inc. (a)(d)	145,702	10,997,587
Ocean Bio-Chem, Inc. (a)	12,528	28,689
Oil-Dri Corp. of America	14,323	277,007
Orchids Paper Products Co.	22,349	288,079
Spectrum Brands Holdings, Inc. (a)	53,063	1,421,027
WD-40 Co.	39,160	1,611,042
		28,691,519
Personal Products - 0.5%
CCA Industries, Inc.	3,083	17,511
Cyanotech Corp. (a)	3,808	14,623
Elizabeth Arden, Inc. (a)(d)	54,230	1,747,291
Herbalife Ltd.	251,966	14,059,703
Inter Parfums, Inc. (d)	35,137	581,869
Mannatech, Inc. (a)	15,760	8,704
MediFast, Inc. (a)(d)	28,489	467,504
Natural Alternatives International, Inc. (a)	17,104	82,954
Nature's Sunshine Products, Inc. (a)(d)	15,195	261,506
Nu Skin Enterprises, Inc. Class A	114,871	4,857,895
Nutraceutical International Corp. (a)	24,021	335,093
Parlux Fragrances, Inc. (a)	25,118	82,889
Physicians Formula Holdings, Inc. (a)	22,295	76,026
Prestige Brands Holdings, Inc. (a)	103,259	1,112,099
Reliv International, Inc.	10,690	17,211
Revlon, Inc. (a)	35,960	479,347
Schiff Nutrition International, Inc.	26,843	275,946
The Female Health Co. (d)	46,956	202,380
United-Guardian, Inc.	2,824	41,061
USANA Health Sciences, Inc. (a)(d)	21,349	549,523
		25,271,135
Tobacco - 0.1%
Alliance One International, Inc. (a)(d)	232,212	740,756
Star Scientific, Inc. (a)(d)	226,518	532,317
Universal Corp. (d)	50,246	2,045,012
Vector Group Ltd. (d)	89,494	1,671,748
		4,989,833
TOTAL CONSUMER STAPLES		218,380,116
ENERGY - 6.8%
Energy Equipment & Services - 2.2%
Atwood Oceanics, Inc. (a)(d)	115,339	4,854,619
Basic Energy Services, Inc. (a)(d)	65,515	1,432,158
Bolt Technology Corp. (a)	24,542	270,207
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Bristow Group, Inc. (d)	74,615	$ 3,281,568
C&J Energy Services, Inc. (d)	22,000	575,080
Cal Dive International, Inc. (a)(d)	192,996	561,618
Carbo Ceramics, Inc. (d)	41,847	6,701,797
Complete Production Services, Inc. (a)(d)	151,628	4,406,310
Dawson Geophysical Co. (a)(d)	17,762	622,380
Dresser-Rand Group, Inc. (a)(d)	168,729	7,162,546
Dril-Quip, Inc. (a)(d)	65,171	4,216,564
Energy Services of America Corp. (a)	5,080	12,598
ENGlobal Corp. (a)	44,577	147,104
Exterran Holdings, Inc. (a)(d)	132,499	1,568,788
Geokinetics, Inc. (a)	29,001	132,245
Global Geophysical Services, Inc. (a)	43,063	519,770
Global Industries Ltd. (a)(d)	220,536	972,564
Gulf Island Fabrication, Inc. (d)	30,245	744,027
Gulfmark Offshore, Inc. Class A (a)	54,797	2,165,029
Helix Energy Solutions Group, Inc. (a)	217,927	3,680,787
Hercules Offshore, Inc. (a)(d)	315,518	1,331,486
Hornbeck Offshore Services, Inc. (a)(d)	56,056	1,366,645
ION Geophysical Corp. (a)(d)	241,453	1,707,073
Key Energy Services, Inc. (a)	293,715	4,226,559
Lufkin Industries, Inc.	63,197	3,932,749
Matrix Service Co. (a)	71,062	772,444
McDermott International, Inc. (a)	489,637	7,045,876
Mitcham Industries, Inc. (a)	24,562	412,887
Natural Gas Services Group, Inc. (a)	25,396	329,894
Newpark Resources, Inc. (a)(d)	180,912	1,497,951
Oceaneering International, Inc.	226,960	9,688,922
Oil States International, Inc. (a)(d)	107,701	7,116,882
OYO Geospace Corp. (a)	9,947	733,094
Parker Drilling Co. (a)(d)	242,503	1,379,842
Patterson-UTI Energy, Inc.	324,380	7,927,847
PHI, Inc. (non-vtg.) (a)	30,743	696,329
Pioneer Drilling Co. (a)	116,149	1,468,123
RigNet, Inc.	14,834	227,999
RPC, Inc. (d)	100,179	2,594,636
SEACOR Holdings, Inc.	46,740	4,147,708
Superior Energy Services, Inc. (a)(d)	172,597	6,096,126
Tesco Corp. (a)(d)	66,408	1,109,014
TETRA Technologies, Inc. (a)	155,121	1,589,990
TGC Industries, Inc. (a)	27,520	175,578
Tidewater, Inc.	107,104	5,740,774
Union Drilling, Inc. (a)	29,459	251,285
Unit Corp. (a)	99,822	4,760,511
Willbros Group, Inc. (a)	99,083	637,104
		122,993,087
Oil, Gas & Consumable Fuels - 4.6%
Abraxas Petroleum Corp. (a)(d)	191,861	707,967
Adams Resources & Energy, Inc.	14,021	329,494
Alon USA Energy, Inc.	31,382	291,539
Amyris, Inc. (d)	40,772	818,294

	Shares	Value
APCO Oil and Gas International, Inc. (d)	22,879	$ 1,810,644
Approach Resources, Inc. (a)	57,728	1,071,432
Arch Coal, Inc.	441,101	8,958,761
Atlas Energy, Inc. (a)	153,384	2
ATP Oil & Gas Corp. (a)(d)	109,981	1,481,444
Barnwell Industries, Inc. (a)	11,298	45,192
Berry Petroleum Co. Class A	97,985	4,804,205
Bill Barrett Corp. (a)	96,449	4,624,730
BioFuel Energy Corp. (a)(d)	50,429	14,624
BPZ Energy, Inc. (a)(d)	218,335	801,289
Brigham Exploration Co. (a)	243,045	7,072,610
Callon Petroleum Co. (a)	73,635	423,401
Carrizo Oil & Gas, Inc. (a)(d)	71,520	2,147,030
Cheniere Energy, Inc. (a)(d)	146,962	1,138,956
Cimarex Energy Co. (d)	183,110	13,017,290
Clayton Williams Energy, Inc. (a)(d)	18,611	1,055,988
Clean Energy Fuels Corp. (a)(d)	103,956	1,369,101
Cloud Peak Energy, Inc. (a)(d)	119,021	2,380,420
Cobalt International Energy, Inc. (a)(d)	311,727	3,014,400
Comstock Resources, Inc. (a)(d)	94,975	1,932,741
Concho Resources, Inc. (a)(d)	216,087	18,788,765
Contango Oil & Gas Co. (a)(d)	27,952	1,694,730
Continental Resources, Inc. (a)(d)	120,792	6,751,065
CREDO Petroleum Corp. (a)	17,574	162,208
Crimson Exploration, Inc. (a)(d)	82,961	214,039
Crosstex Energy, Inc. (d)	99,492	1,163,061
Cubic Energy, Inc. (a)(d)	80,504	58,816
CVR Energy, Inc. (a)	181,594	5,169,981
Delek US Holdings, Inc.	31,238	462,635
Delta Petroleum Corp. (a)(d)	39,687	127,792
DHT Holdings, Inc. (d)	140,401	418,395
Double Eagle Petroleum Co. (a)	27,291	258,992
Earthstone Energy, Inc. (a)	4,213	58,097
Endeavour International Corp. (a)(d)	70,840	698,482
Energen Corp.	151,456	7,436,490
Energy Partners Ltd. (a)	62,783	836,270
Evergreen Energy, Inc. (a)(d)	49,466	63,465
Evolution Petroleum Corp. (a)	33,325	209,614
EXCO Resources, Inc. (d)	376,204	5,033,610
FieldPoint Petroleum Corp. (a)	9,981	24,753
Forest Oil Corp. (a)	235,839	4,591,785
FX Energy, Inc. (a)(d)	103,348	645,925
Gasco Energy, Inc. (a)(d)	467,214	113,486
Gastar Exploration Ltd. (a)	112,646	467,481
General Maritime Corp. (d)	199,054	81,612
GeoMet, Inc. (a)	60,223	54,201
Georesources, Inc. (a)(d)	42,332	986,336
Gevo, Inc. (a)(d)	16,005	170,773
GMX Resources, Inc. (a)(d)	104,152	300,999
Goodrich Petroleum Corp. (a)(d)	59,308	950,114
Green Plains Renewable Energy, Inc. (a)(d)	48,253	509,552
Gulfport Energy Corp. (a)(d)	78,533	2,269,604
Harvest Natural Resources, Inc. (a)(d)	74,832	847,098
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
HKN, Inc. (a)	28,420	$ 63,092
HollyFrontier Corp.	219,692	15,765,098
Houston American Energy Corp. (d)	36,081	620,954
Hyperdynamics Corp. (a)(d)	284,780	1,275,814
Isramco, Inc. (a)(d)	1,059	68,846
James River Coal Co. (a)(d)	72,283	782,102
Kinder Morgan Holding Co. LLC (d)	205,738	5,318,327
KiOR, Inc. Class A (d)	20,286	279,947
Kodiak Oil & Gas Corp. (a)(d)	419,065	2,514,390
Lucas Energy, Inc. (a)(d)	25,312	50,624
Magellan Petroleum Corp. (a)	98,389	148,567
Magnum Hunter Resources Corp. (d)	193,831	870,301
Magnum Hunter Resources Corp. warrants 8/29/13 (a)	19,383	0
McMoRan Exploration Co. (a)(d)	250,000	3,217,500
Mexco Energy Corp. (a)	2,175	14,138
Miller Energy Resources, Inc. (a)(d)	61,949	221,777
Northern Oil & Gas, Inc. (a)(d)	128,559	2,625,175
Oasis Petroleum, Inc. (a)(d)	86,610	2,303,826
Overseas Shipholding Group, Inc. (d)	61,168	1,090,625
Pacific Ethanol, Inc. (a)(d)	31,476	14,630
Panhandle Royalty Co. Class A	15,804	448,676
Patriot Coal Corp. (a)(d)	188,239	2,772,760
Penn Virginia Corp. (d)	93,671	764,355
Petroleum Development Corp. (a)	47,245	1,124,903
Petroquest Energy, Inc. (a)(d)	116,987	889,101
Plains Exploration & Production Co. (a)	295,930	8,703,301
PostRock Energy Corp. (a)	15,646	70,720
PrimeEnergy Corp. (a)	1,965	40,459
Pyramid Oil Co. (a)(d)	7,060	31,770
Quicksilver Resources, Inc. (a)(d)	274,950	2,620,274
Ram Energy Resources, Inc. (a)(d)	134,902	137,600
Rentech, Inc. (a)(d)	462,003	462,003
Resolute Energy Corp. (a)(d)	126,445	1,705,743
Rex American Resources Corp. (a)	16,822	278,236
Rex Energy Corp. (a)(d)	71,177	874,765
Rosetta Resources, Inc. (a)(d)	108,999	5,008,504
Royale Energy, Inc. (a)(d)	11,555	32,701
SandRidge Energy, Inc. (a)(d)	803,353	5,896,611
Saratoga Resources, Inc. (a)	15,181	82,281
SemGroup Corp. Class A (a)	77,809	1,784,160
Ship Finance International Ltd. (NY Shares) (d)	92,332	1,468,079
SM Energy Co.	133,417	10,206,401
Solazyme, Inc.	23,938	335,371
Southern Union Co.	251,615	10,537,636
Stone Energy Corp. (a)(d)	102,000	2,693,820
Swift Energy Co. (a)(d)	86,371	2,664,545
Synergy Resources Corp. (a)	8,700	27,057
Syntroleum Corp. (a)(d)	166,427	199,712
Targa Resources Corp.	77,675	2,317,822

	Shares	Value
Teekay Corp. (d)	88,986	$ 2,417,750
Tengasco, Inc. (a)(d)	63,216	50,573
Toreador Resources Corp. (a)	47,652	152,010
Tri-Valley Corp. (a)(d)	75,638	16,262
Ultra Petroleum Corp. (a)	319,921	10,717,354
Uranium Energy Corp. (a)(d)	194,558	682,899
Uranium Resources, Inc. (a)(d)	186,574	218,292
USEC, Inc. (a)(d)	243,528	530,891
Vaalco Energy, Inc. (a)	119,162	759,062
Venoco, Inc. (a)	63,393	734,091
Verenium Corp. (a)(d)	27,821	87,358
Voyager Oil & Gas, Inc. (a)(d)	74,774	207,124
W&T Offshore, Inc.	74,263	1,568,435
Warren Resources, Inc. (a)	155,341	525,053
Western Refining, Inc. (a)(d)	111,962	1,952,617
Westmoreland Coal Co. (a)	20,559	212,786
Whiting Petroleum Corp. (a)	246,447	11,610,118
World Fuel Services Corp. (d)	153,321	5,694,342
Zion Oil & Gas, Inc. (a)(d)	79,461	224,080
Zion Oil & Gas, Inc. warrants 8/15/12 (a)(d)	26,798	12,327
		260,730,303
TOTAL ENERGY		383,723,390
FINANCIALS - 20.0%
Capital Markets - 1.4%
Affiliated Managers Group, Inc. (a)(d)	107,300	9,352,268
Arlington Asset Investment Corp. (d)	20,855	538,059
Artio Global Investors, Inc. Class A	101,446	922,144
BGC Partners, Inc. Class A (d)	150,789	990,684
Calamos Asset Management, Inc. Class A	42,824	504,895
CIFI Corp. (a)	5,983	29,736
Cohen & Steers, Inc.	40,450	1,564,606
Cowen Group, Inc. Class A (a)(d)	224,983	782,941
Diamond Hill Investment Group, Inc.	5,018	366,766
Duff & Phelps Corp. Class A	48,284	548,023
Eaton Vance Corp. (non-vtg.) (d)	247,297	6,036,520
Edelman Financial Group, Inc.	45,395	315,495
Epoch Holding Corp.	29,595	440,374
Evercore Partners, Inc. Class A	47,871	1,255,656
FBR Capital Markets Corp. (a)	115,653	294,915
Financial Engines, Inc. (a)	57,219	1,274,839
FirstCity Financial Corp. (a)	5,260	33,717
FXCM, Inc. Class A (d)	29,307	342,599
GAMCO Investors, Inc. Class A	11,674	569,925
GFI Group, Inc.	127,737	558,211
Gleacher & Co., Inc. (a)(d)	147,210	189,901
Greenhill & Co., Inc.	60,155	2,137,307
HFF, Inc. (a)(d)	56,103	663,137
Institutional Financial Markets, Inc. (a)	16,813	43,209
International Communications Group, Inc. (a)	100,232	1,026,877
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
INTL FCStone, Inc. (a)(d)	30,664	$ 713,858
Investment Technology Group, Inc. (a)	93,365	1,062,494
Jefferies Group, Inc.	296,120	4,859,329
JMP Group, Inc.	36,056	244,820
KBW, Inc.	72,402	1,059,241
Knight Capital Group, Inc. Class A (a)(d)	204,279	2,637,242
Ladenburg Thalmann Financial Services, Inc. (a)(d)	201,386	312,148
LPL Investment Holdings, Inc.	31,859	927,097
Medallion Financial Corp.	52,498	516,055
Merriman Holdings, Inc. (a)	1,525	3,111
MF Global Holdings Ltd. (a)	348,125	1,911,206
Oppenheimer Holdings, Inc. Class A (non-vtg.)	30,185	599,172
Penson Worldwide, Inc. (a)(d)	47,870	97,655
Piper Jaffray Companies (a)	44,362	1,057,146
Pzena Investment Management, Inc.	13,002	60,329
Raymond James Financial, Inc. (d)	211,946	5,951,444
Rodman & Renshaw Capital Group, Inc. (a)(d)	104,949	140,632
Safeguard Scientifics, Inc. (a)	43,734	701,493
SEI Investments Co. (d)	318,629	5,451,742
Stifel Financial Corp. (a)(d)	110,952	3,337,436
SWS Group, Inc.	80,179	346,373
TD Ameritrade Holding Corp.	485,607	7,468,636
Teton Advisors, Inc. (a)	145	2,429
U.S. Global Investments, Inc. Class A	32,703	226,632
Virtus Investment Partners, Inc. (a)	13,764	843,871
Waddell & Reed Financial, Inc. Class A	179,497	5,603,896
Westwood Holdings Group, Inc.	12,700	440,182
WisdomTree Investments, Inc. (a)	100,000	903,000
		78,261,473
Commercial Banks - 4.0%
1st Source Corp.	35,268	802,347
1st United Bancorp, Inc. (a)	59,992	320,957
Access National Corp.	2,733	22,465
ACNB Corp.	12,413	174,154
Alliance Financial Corp.	10,655	322,847
Ameriana Bancorp	2,223	9,292
American National Bankshares, Inc.	10,983	203,186
Ameris Bancorp (a)(d)	48,535	446,522
AmeriServ Financial, Inc. (a)(d)	12,760	27,944
Ames National Corp. (d)	14,284	238,971
Anchor Bancorp	6,363	49,631
Arrow Financial Corp.	27,367	648,872
Associated Banc-Corp.	364,877	4,013,647
Auburn National Bancorp., Inc.	1,912	37,227
BancFirst Corp. (d)	17,657	630,708
Bancorp Rhode Island, Inc.	8,459	365,090
Bancorp, Inc., Delaware (a)	66,983	522,467
BancorpSouth, Inc.	162,956	1,839,773

	Shares	Value
BancTrust Financial Group, Inc. (a)(d)	34,209	$ 78,681
Bank of Granite Corp. (a)(d)	46,225	35,131
Bank of Hawaii Corp.	98,531	4,095,934
Bank of Kentucky Financial Corp.	10,625	239,913
Bank of Marin Bancorp	11,021	392,458
Bank of the Ozarks, Inc.	66,196	1,503,973
Banner Bank	32,759	506,454
Bar Harbor Bankshares (d)	9,461	267,746
BCB Bancorp, Inc.	7,549	72,621
Berkshire Bancorp, Inc. (a)	1,110	7,076
BOK Financial Corp.	55,279	2,719,727
Boston Private Financial Holdings, Inc.	161,973	1,009,092
Bridge Bancorp, Inc. (d)	10,963	215,423
Bridge Capital Holdings (a)	10,175	102,768
Bryn Mawr Bank Corp. (d)	21,145	401,966
C & F Financial Corp.	502	11,606
Camden National Corp.	15,714	441,878
Cape Bancorp, Inc. (a)	21,612	177,218
Capital Bank Corp. (a)	18,858	52,614
Capital City Bank Group, Inc. (d)	29,072	295,662
CapitalSource, Inc.	622,234	3,951,186
Cardinal Financial Corp.	61,598	604,892
Cascade Bancorp (a)(d)	23,783	237,830
Cathay General Bancorp	164,381	2,107,364
Center Bancorp, Inc. (d)	24,715	237,017
Center Financial Corp. (a)	92,580	511,042
Centerstate Banks of Florida, Inc.	56,952	339,434
Central Pacific Financial Corp. (a)	11,286	137,576
Century Bancorp, Inc. Class A (non-vtg.)	7,814	208,712
Chemical Financial Corp. (d)	55,700	963,053
CIT Group, Inc. (a)	421,777	14,580,831
Citizens & Northern Corp.	28,411	463,383
Citizens Holding Co.	2,280	41,405
Citizens Republic Bancorp, Inc. (a)	80,668	638,084
City Holding Co. (d)	34,461	1,046,581
City National Corp.	106,269	4,770,415
CNB Financial Corp., Pennsylvania	24,450	331,542
CoBiz, Inc.	125,456	716,354
Colony Bankcorp, Inc. (a)	4,000	11,960
Columbia Banking Systems, Inc. (d)	82,145	1,343,071
Commerce Bancshares, Inc.	169,298	6,699,122
Community Bank System, Inc.	78,278	1,959,298
Community Capital Corp. (a)	16,312	48,610
Community Partners Bancorp	1,352	6,503
Community Trust Bancorp, Inc.	34,249	864,787
Cullen/Frost Bankers, Inc.	120,638	6,151,332
CVB Financial Corp. (d)	198,407	1,730,109
Dearborn Bancorp, Inc. (a)(d)	55,498	61,048
Eagle Bancorp, Inc., Maryland (a)(d)	42,730	529,425
East West Bancorp, Inc.	308,192	5,143,724
Eastern Virgina Bankshares, Inc.	3,012	7,319
Encore Bancshares, Inc. (a)(d)	20,453	226,824
Enterprise Bancorp, Inc. (d)	8,576	119,721
Enterprise Financial Services Corp.	35,927	531,720
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Farmers Capital Bank Corp. (a)	5,824	$ 25,218
Fidelity Southern Corp.	10,339	65,756
Financial Institutions, Inc.	26,944	424,637
First Bancorp, North Carolina	34,349	334,903
First Bancorp, Puerto Rico (a)(d)	55,352	187,090
First Busey Corp.	155,543	757,494
First California Financial Group, Inc. (a)	58,547	187,350
First Citizen Bancshares, Inc.	13,075	2,078,925
First Commonwealth Financial Corp.	203,751	916,880
First Community Bancshares, Inc.	34,379	408,423
First Connecticut Bancorp, Inc. (a)	34,934	374,842
First Financial Bancorp, Ohio	125,711	2,007,605
First Financial Bankshares, Inc. (d)	107,453	3,181,683
First Financial Corp., Indiana	24,105	744,845
First Financial Service Corp. (a)	745	1,371
First Interstate Bancsystem, Inc.	33,673	410,474
First M&F Corp.	1,684	5,439
First Merchants Corp.	56,317	427,446
First Midwest Bancorp, Inc., Delaware (d)	155,623	1,366,370
First of Long Island Corp.	15,466	368,091
First Republic Bank	162,906	4,154,103
First Security Group, Inc. (a)	10,700	2,889
First South Bancorp, Inc., Virginia	39,689	159,947
First United Corp.	14,402	61,497
Firstbank Corp., Michigan	7,615	39,979
FirstMerit Corp.	236,536	2,947,239
FNB Corp., North Carolina (a)(d)	14,866	6,244
FNB Corp., Pennsylvania	238,912	2,143,041
Fulton Financial Corp.	413,765	3,794,225
German American Bancorp, Inc.	25,909	408,326
Glacier Bancorp, Inc.	149,478	1,720,492
Great Southern Bancorp, Inc. (d)	21,585	380,975
Green Bankshares, Inc. (a)(d)	33,783	68,917
Guaranty Bancorp (a)	79,862	84,654
Hampden Bancorp, Inc.	2,712	34,985
Hampton Roads Bankshares, Inc. (a)(d)	51,317	403,352
Hancock Holding Co.	161,261	5,036,181
Hanmi Financial Corp. (a)(d)	396,181	384,296
Hawthorn Bancshares, Inc.	6,079	47,234
Heartland Financial USA, Inc.	31,079	467,428
Heritage Commerce Corp. (a)(d)	40,322	172,175
Heritage Financial Corp., Washington (d)	35,332	412,324
Heritage Oaks Bancorp (a)	17,210	63,677
Home Bancorp, Inc. (a)	13,205	192,925
Home Bancshares, Inc. (d)	54,121	1,270,761
Horizon Bancorp Industries	4,412	117,845
Hudson Valley Holding Corp.	30,084	583,630
IBERIABANK Corp. (d)	64,510	3,105,511
Independent Bank Corp. (a)(d)	17,064	33,787
Independent Bank Corp., Massachusetts (d)	45,285	1,080,047

	Shares	Value
International Bancshares Corp.	125,554	$ 1,964,920
Intervest Bancshares Corp. Class A (a)	43,436	130,742
Investors Bancorp, Inc. (a)	108,165	1,555,954
Lakeland Bancorp, Inc.	53,953	455,363
Lakeland Financial Corp.	34,881	759,708
Macatawa Bank Corp. (a)(d)	67,984	203,952
MainSource Financial Group, Inc.	42,624	378,927
MB Financial, Inc. (d)	110,691	1,804,263
MBT Financial Corp. (a)(d)	10,000	12,700
Mercantile Bancorp, Inc., Illinois (a)(d)	5,364	4,667
Mercantile Bank Corp. (a)(d)	17,873	148,525
Merchants Bancshares, Inc.	11,980	326,215
Metro Bancorp, Inc. (a)	41,607	417,734
Metrocorp Bancshares, Inc. (a)	24,932	138,622
Middleburg Financial Corp.	11,956	183,285
Midsouth Bancorp, Inc.	24,320	279,437
MidWestOne Financial Group, Inc. (d)	14,000	204,540
Nara Bancorp, Inc. (a)(d)	72,607	515,510
National Bankshares, Inc. (d)	13,956	361,600
National Penn Bancshares, Inc. (d)	283,008	2,051,808
NBT Bancorp, Inc.	75,329	1,530,685
NewBridge Bancorp (a)	32,890	147,347
North Valley Bancorp (a)	2,276	22,441
Northern States Financial Corp. (a)(d)	2,836	2,836
Northfield Bancorp, Inc. (d)	48,748	657,611
Northrim Bancorp, Inc.	10,594	205,418
Norwood Financial Corp.	2,777	69,675
Oba Financial Service, Inc. (a)	1,082	15,191
Ohio Valley Banc Corp.	6,981	117,071
Old National Bancorp, Indiana	189,395	1,857,965
Old Second Bancorp, Inc. (a)(d)	34,774	43,120
OmniAmerican Bancorp, Inc. (a)	21,285	303,950
Oriental Financial Group, Inc. (d)	97,881	1,082,564
Orrstown Financial Services, Inc.	13,986	200,000
Pacific Capital Bancorp NA (a)(d)	18,601	509,109
Pacific Continental Corp.	39,001	321,368
Pacific Mercantile Bancorp (a)(d)	7,285	31,034
PacWest Bancorp	69,253	1,111,511
Park National Corp. (d)	28,387	1,561,285
Park Sterling Corp. (a)	55,000	226,600
Patriot National Bancorp, Inc. (a)	14,022	28,324
Peapack-Gladstone Financial Corp. (d)	16,611	179,897
Penns Woods Bancorp, Inc.	7,632	269,104
Peoples Bancorp of North Carolina	1,842	8,473
Peoples Bancorp, Inc.	20,106	214,531
Peoples Financial Corp., Mississippi	7,232	84,397
Pinnacle Financial Partners, Inc. (a)(d)	71,032	900,686
Popular, Inc. (a)	2,262,508	4,706,017
Porter Bancorp, Inc.	3,733	16,948
Preferred Bank, Los Angeles (a)	18,933	152,032
Premier Financial Bancorp, Inc. (a)	4,520	27,256
PremierWest Bancorp (a)(d)	17,140	21,425
Princeton National Bancorp, Inc. (a)(d)	3,779	14,398
PrivateBancorp, Inc. (d)	138,942	1,233,805
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Prosperity Bancshares, Inc. (d)	104,563	$ 3,957,710
QCR Holdings, Inc.	6,005	55,606
Renasant Corp.	54,170	749,713
Republic Bancorp, Inc., Kentucky Class A	22,049	392,472
Republic First Bancorp, Inc. (a)	43,056	83,529
Royal Bancshares of Pennsylvania, Inc. Class A (a)	6,704	6,838
S&T Bancorp, Inc. (d)	65,011	1,205,954
S.Y. Bancorp, Inc.	26,121	522,420
Sandy Spring Bancorp, Inc.	51,493	841,911
Savannah Bancorp, Inc. (a)	3,956	24,962
SCBT Financial Corp.	39,694	1,113,417
Seacoast Banking Corp., Florida (a)(d)	204,897	346,276
Shore Bancshares, Inc.	20,686	115,428
Sierra Bancorp (d)	28,927	304,312
Signature Bank, New York (a)(d)	88,461	4,919,316
Simmons First National Corp. Class A	35,300	812,606
Southern National Bancorp of Virginia, Inc. (a)	12,282	83,518
Southside Bancshares, Inc.	38,340	762,199
Southwest Bancorp, Inc., Oklahoma (a)	44,454	226,715
State Bancorp, Inc., New York (d)	30,308	351,876
State Bank Financial Corp. (a)	65,049	921,744
State Investors Bancorp, Inc. (a)	5,912	67,988
StellarOne Corp.	47,424	557,706
Sterling Bancorp, New York	62,200	533,676
Sterling Financial Corp., Washington (a)(d)	51,348	721,439
Suffolk Bancorp	24,189	198,350
Summit Financial Group, Inc. (a)	1,800	5,130
Summit Financial Group, Inc. rights 9/15/11 (a)	1,800	0
Sun Bancorp, Inc., New Jersey (a)(d)	127,043	373,506
Susquehanna Bancshares, Inc. (d)	291,367	1,955,073
SVB Financial Group (a)(d)	94,434	4,351,519
Synovus Financial Corp.	1,517,723	2,200,698
Taylor Capital Group, Inc. (a)(d)	28,054	182,351
TCF Financial Corp.	333,798	3,484,851
Tennessee Commerce Bancorp, Inc. (a)	41,943	46,137
Texas Capital Bancshares, Inc. (a)(d)	76,497	1,963,678
The First Bancorp, Inc.	19,885	266,061
TIB Financial Corp. (a)	777	8,625
Tompkins Financial Corp. (d)	20,721	805,011
Tower Bancorp, Inc.	37,415	894,219
TowneBank (d)	60,370	710,555
Trico Bancshares (d)	30,606	414,099
Trustmark Corp.	117,611	2,528,637
UMB Financial Corp.	79,916	3,099,142
Umpqua Holdings Corp. (d)	254,223	2,483,759
Union Bankshares, Inc.	388	7,411
Union/First Market Bankshares Corp.	39,707	436,380

	Shares	Value
United Bankshares, Inc., West Virginia (d)	105,326	$ 2,366,675
United Community Banks, Inc., Georgia (a)(d)	41,124	425,633
United Security Bancshares, Inc.	8,545	50,501
United Security Bancshares, California (d)	7,058	22,162
Univest Corp. of Pennsylvania	33,462	472,149
Valley National Bancorp (d)	370,814	4,408,978
Virginia Commerce Bancorp, Inc. (a)(d)	58,708	343,442
VIST Financial Corp.	18,675	119,520
Washington Banking Co., Oak Harbor	33,279	369,397
Washington Trust Bancorp, Inc.	34,101	736,241
Webster Financial Corp. (d)	154,592	2,798,115
WesBanco, Inc.	56,089	1,087,005
West Bancorp., Inc.	25,000	220,500
West Coast Bancorp (a)	36,737	543,708
Westamerica Bancorp.	70,836	3,004,155
Western Alliance Bancorp. (a)(d)	183,053	1,114,793
Wilshire Bancorp, Inc. (a)	124,300	382,844
Wintrust Financial Corp. (d)	76,756	2,423,954
Xenith Bankshares, Inc. (a)	16,585	62,857
Yadkin Valley Financial Corp. (a)	15,173	26,249
		221,124,790
Consumer Finance - 0.3%
Advance America Cash Advance Centers, Inc.	114,471	956,978
Cash America International, Inc.	61,500	3,436,620
CompuCredit Holdings Corp. (a)(d)	36,887	118,038
Consumer Portfolio Services, Inc. (a)	11,918	12,395
Credit Acceptance Corp. (a)	14,550	1,005,987
DFC Global Corp. (a)	89,244	1,969,615
EZCORP, Inc. (non-vtg.) Class A (a)(d)	102,437	3,436,761
First Cash Financial Services, Inc. (a)(d)	61,832	2,888,173
First Marblehead Corp. (a)(d)	128,010	179,214
Green Dot Corp. Class A (a)(d)	22,190	725,613
Imperial Holdings, Inc. (a)	33,575	249,127
Nelnet, Inc. Class A	61,253	1,176,058
Netspend Holdings, Inc. (d)	69,646	412,304
QC Holdings, Inc.	15,649	60,092
White River Capital, Inc.	4,131	79,522
World Acceptance Corp. (a)(d)	37,666	2,453,940
		19,160,437
Diversified Financial Services - 0.4%
Asset Acceptance Capital Corp. (a)	17,141	69,335
Asta Funding, Inc. (d)	23,730	198,383
California First National Bancorp (d)	1,545	26,543
Catskill Litigation Trust (a)	1,036	0
CBOE Holdings, Inc.	103,865	2,622,591
Compass Diversified Holdings (d)	81,570	1,119,140
Encore Capital Group, Inc. (a)(d)	31,003	733,841
Gain Capital Holdings, Inc. (d)	22,236	127,857
Interactive Brokers Group, Inc.	76,687	1,151,072
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
Life Partners Holdings, Inc. (d)	22,647	$ 155,585
MarketAxess Holdings, Inc.	67,374	1,986,186
Marlin Business Services Corp. (a)	19,144	222,262
MicroFinancial, Inc.	5,166	30,221
MSCI, Inc. Class A (a)(d)	251,661	8,699,921
NCP Litigation Trust (a)	200	0
NewStar Financial, Inc. (a)	67,474	692,958
PHH Corp. (a)(d)	116,881	2,217,233
PICO Holdings, Inc. (a)(d)	43,556	1,024,437
Portfolio Recovery Associates, Inc. (a)	35,226	2,576,077
Primus Guaranty Ltd. (a)	24,036	134,361
Resource America, Inc. Class A	23,799	107,096
Vector Capital Corp. rights (a)	49,572	1
		23,895,100
Insurance - 4.0%
21st Century Holding Co. (a)	8,797	21,289
Alleghany Corp.	17,409	5,204,595
Allied World Assurance Co. Holdings Ltd.	81,483	4,228,968
American Equity Investment Life Holding Co. (d)	119,336	1,205,294
American Financial Group, Inc. (d)	190,000	6,323,200
American Independence Corp. (a)	3,087	16,052
American National Insurance Co.	30,820	2,310,267
American Safety Insurance Group Ltd. (a)	24,056	456,102
Amerisafe, Inc. (a)(d)	44,533	878,636
Amtrust Financial Services, Inc. (d)	49,229	1,190,850
Arch Capital Group Ltd. (a)	277,545	9,347,716
Argo Group International Holdings, Ltd.	64,674	1,779,182
Arthur J. Gallagher & Co. (d)	229,683	6,479,357
Aspen Insurance Holdings Ltd.	146,858	3,526,061
Assured Guaranty Ltd.	350,596	4,729,540
Axis Capital Holdings Ltd.	270,664	7,757,230
Baldwin & Lyons, Inc. Class B	18,379	418,490
Brown & Brown, Inc.	239,280	5,027,273
Citizens, Inc. Class A (a)(d)	77,316	524,976
CNA Financial Corp.	58,691	1,432,647
CNO Financial Group, Inc. (a)	473,962	3,047,576
Crawford & Co. Class B	55,776	399,914
Delphi Financial Group, Inc. Class A (d)	96,064	2,322,828
Donegal Group, Inc. Class A	26,385	321,105
Eastern Insurance Holdings, Inc.	14,834	195,809
eHealth, Inc. (a)(d)	59,193	754,119
EMC Insurance Group	12,011	216,198
Employers Holdings, Inc.	87,592	1,071,250
Endurance Specialty Holdings Ltd.	92,650	3,350,224
Enstar Group Ltd. (a)(d)	20,537	2,114,490
Erie Indemnity Co. Class A	61,158	4,496,948
Everest Re Group Ltd.	108,463	8,752,964
FBL Financial Group, Inc. Class A	27,794	810,751

	Shares	Value
Fidelity National Financial, Inc. Class A	471,276	$ 8,006,979
First Acceptance Corp. (a)	24,679	35,785
First American Financial Corp.	211,483	3,225,116
Flagstone Reinsurance Holdings Ltd.	98,983	702,779
Fortegra Financial Corp. (a)	10,980	56,547
FPIC Insurance Group, Inc. (a)	23,952	1,004,068
Global Indemnity PLC (a)	37,631	696,174
Greenlight Capital Re, Ltd. (a)(d)	63,768	1,430,316
Hallmark Financial Services, Inc. (a)	23,631	163,999
Hanover Insurance Group, Inc.	93,318	3,314,655
Harleysville Group, Inc.	30,356	870,307
HCC Insurance Holdings, Inc.	240,086	7,020,115
Hilltop Holdings, Inc. (a)	103,357	805,151
Horace Mann Educators Corp. (d)	81,387	1,084,075
Independence Holding Co. (d)	11,587	95,940
Infinity Property & Casualty Corp.	26,156	1,335,264
Investors Title Co.	2,693	99,614
Kansas City Life Insurance Co.	8,684	267,120
Kemper Corp.	94,827	2,431,364
Maiden Holdings Ltd.	134,324	1,144,440
Markel Corp. (a)	20,512	8,081,318
MBIA, Inc. (a)(d)	325,177	2,523,374
Meadowbrook Insurance Group, Inc.	111,638	1,047,164
Mercury General Corp.	52,619	2,078,977
Montpelier Re Holdings Ltd. (d)	139,421	2,395,253
National Financial Partners Corp. (a)(d)	107,512	1,374,003
National Interstate Corp.	12,547	287,201
National Security Group, Inc.	2,778	28,308
National Western Life Insurance Co. Class A	5,143	776,542
Navigators Group, Inc. (a)	29,134	1,304,329
Old Republic International Corp.	506,918	5,038,765
OneBeacon Insurance Group Ltd.	47,103	655,674
PartnerRe Ltd.	144,008	8,207,016
Penn Millers Holding Corp. (a)	2,671	43,137
Phoenix Companies, Inc. (a)(d)	232,680	446,746
Platinum Underwriters Holdings Ltd.	80,221	2,526,962
Presidential Life Corp.	46,934	450,097
Primerica, Inc.	82,487	1,718,204
ProAssurance Corp. (a)(d)	64,616	4,688,537
Protective Life Corp. (d)	178,332	3,386,525
Reinsurance Group of America, Inc.	154,674	8,254,951
RenaissanceRe Holdings Ltd.	112,910	7,403,509
RLI Corp.	38,582	2,439,154
Safety Insurance Group, Inc.	31,170	1,215,630
SeaBright Insurance Holdings, Inc.	51,078	322,302
Selective Insurance Group, Inc. (d)	108,320	1,647,547
StanCorp Financial Group, Inc. (d)	96,491	2,947,800
State Auto Financial Corp.	29,911	421,147
Stewart Information Services Corp.	39,262	374,167
Symetra Financial Corp.	198,347	2,126,280
Tower Group, Inc.	79,758	1,914,990
Transatlantic Holdings, Inc.	131,778	6,671,920
Unico American Corp.	2,607	27,921
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
United Fire & Casualty Co.	45,430	$ 822,737
Universal Insurance Holdings, Inc.	43,849	188,551
Validus Holdings Ltd.	146,156	3,773,748
W.R. Berkley Corp.	258,896	7,997,297
White Mountains Insurance Group Ltd.	14,479	5,791,600
		225,901,092
Real Estate Investment Trusts - 8.3%
Acadia Realty Trust (SBI) (d)	81,368	1,715,237
AG Mortgage Investment Trust, Inc. (a)	11,279	208,323
Agree Realty Corp. (d)	26,797	598,913
Alexanders, Inc. (d)	7,463	3,230,733
Alexandria Real Estate Equities, Inc. (d)	127,627	9,292,522
American Assets Trust, Inc.	65,262	1,313,071
American Campus Communities, Inc.	148,093	5,777,108
American Capital Agency Corp.	361,146	10,296,272
American Capital Mortgage Investment Corp.	17,526	318,973
Annaly Capital Management, Inc. (d)	1,928,056	34,955,655
Anworth Mortgage Asset Corp. (d)	286,499	2,059,928
Apollo Commercial Real Estate Finance, Inc.	43,970	660,869
Arbor Realty Trust, Inc. (a)(d)	92,064	376,542
Armour Residential REIT, Inc. (d)	179,420	1,343,856
Ashford Hospitality Trust, Inc.	130,803	1,059,504
Associated Estates Realty Corp. (d)	85,017	1,504,801
BioMed Realty Trust, Inc.	271,472	4,965,223
Brandywine Realty Trust (SBI) (d)	281,518	2,798,289
BRE Properties, Inc.	152,039	7,641,480
BRT Realty Trust (a)	7,942	50,035
Camden Property Trust (SBI) (d)	147,127	9,831,026
Campus Crest Communities, Inc.	70,294	830,875
Capital Trust, Inc. Class A (a)(d)	74,422	216,568
CapLease, Inc. (d)	136,542	544,803
Capstead Mortgage Corp. (d)	154,653	2,058,431
CBL & Associates Properties, Inc. (d)	312,528	4,597,287
Cedar Shopping Centers, Inc.	105,841	389,495
Chatham Lodging Trust	29,978	301,579
Chesapeake Lodging Trust	60,371	773,956
Chimera Investment Corp. (d)	2,144,645	6,498,274
Cogdell Spencer, Inc.	115,249	492,113
Colonial Properties Trust (SBI) (d)	171,238	3,599,423
Colony Financial, Inc. (d)	63,933	986,486
CommonWealth REIT	174,324	3,584,101
Coresite Realty Corp.	59,420	956,662
Corporate Office Properties Trust (SBI) (d)	138,072	3,698,949
Cousins Properties, Inc. (d)	217,353	1,569,289
Crexus Investment Corp.	147,343	1,377,657
Cypress Sharpridge Investments, Inc. (d)	166,286	2,219,918
DCT Industrial Trust, Inc. (d)	498,172	2,246,756
Developers Diversified Realty Corp.	472,958	5,859,950
DiamondRock Hospitality Co.	345,781	2,676,345

	Shares	Value
Digital Realty Trust, Inc. (d)	203,659	$ 12,168,625
Douglas Emmett, Inc. (d)	255,972	4,617,735
Duke Realty LP	526,649	6,251,324
DuPont Fabros Technology, Inc. (d)	145,560	3,369,714
EastGroup Properties, Inc. (d)	54,633	2,207,720
Education Realty Trust, Inc.	141,737	1,275,633
Entertainment Properties Trust (SBI) (d)	96,934	4,083,829
Equity Lifestyle Properties, Inc.	84,977	5,856,615
Equity One, Inc. (d)	117,196	2,110,700
Essex Property Trust, Inc.	67,498	9,689,338
Excel Trust, Inc.	48,352	520,751
Extra Space Storage, Inc.	181,962	3,912,183
Federal Realty Investment Trust (SBI) (d)	132,138	11,965,096
FelCor Lodging Trust, Inc. (a)	316,013	1,083,925
First Industrial Realty Trust, Inc. (a)	158,841	1,499,459
First Potomac Realty Trust (d)	104,179	1,349,118
Franklin Street Properties Corp. (d)	149,212	1,945,724
General Growth Properties, Inc.	843,787	11,509,255
Getty Realty Corp. (d)	56,172	1,067,830
Gladstone Commercial Corp.	27,168	449,359
Glimcher Realty Trust (d)	202,481	1,723,113
Government Properties Income Trust	71,645	1,677,926
Gramercy Capital Corp. (a)(d)	82,269	234,467
Hatteras Financial Corp. (d)	151,088	4,171,540
Healthcare Realty Trust, Inc.	148,401	2,595,533
Hersha Hospitality Trust	303,461	1,125,840
Highwoods Properties, Inc. (SBI)	148,353	4,860,044
Home Properties, Inc. (d)	79,424	5,311,083
Hospitality Properties Trust (SBI) (d)	257,709	6,051,007
Hudson Pacific Properties, Inc.	42,636	593,919
Inland Real Estate Corp.	155,936	1,264,641
Invesco Mortgage Capital, Inc.	232,355	4,098,742
Investors Real Estate Trust (d)	171,499	1,334,262
iStar Financial, Inc. (a)(d)	213,477	1,534,900
Kilroy Realty Corp. (d)	119,047	4,253,549
Kite Realty Group Trust (d)	135,125	579,686
LaSalle Hotel Properties (SBI)	171,192	3,218,410
Lexington Corporate Properties Trust (d)	276,488	2,040,481
Liberty Property Trust (SBI) (d)	239,489	8,128,257
LTC Properties, Inc.	60,414	1,630,574
Mack-Cali Realty Corp.	191,873	5,976,844
Medical Properties Trust, Inc. (d)	230,269	2,461,576
MFA Financial, Inc.	731,070	5,475,714
Mid-America Apartment Communities, Inc. (d)	75,330	5,384,588
Mission West Properties, Inc.	44,320	346,582
Monmouth Real Estate Investment Corp. Class A	61,099	496,124
MPG Office Trust, Inc. (a)(d)	152,070	422,755
National Health Investors, Inc. (d)	53,803	2,458,797
National Retail Properties, Inc.	175,494	4,783,966
New York Mortgage Trust, Inc.	30,020	221,848
NorthStar Realty Finance Corp. (d)	192,008	733,471
Omega Healthcare Investors, Inc. (d)	209,925	3,810,139
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
One Liberty Properties, Inc. (d)	26,364	$ 411,278
Parkway Properties, Inc.	47,937	650,984
Pebblebrook Hotel Trust	100,383	1,613,155
Pennsylvania Real Estate Investment Trust (SBI)	112,095	1,155,699
Pennymac Mortgage Investment Trust	52,573	895,844
Piedmont Office Realty Trust, Inc. Class A	360,602	6,815,378
PMC Commercial Trust	7,785	62,903
Post Properties, Inc. (d)	102,158	4,270,204
Potlatch Corp. (d)	92,090	3,090,540
PS Business Parks, Inc.	49,059	2,682,056
RAIT Financial Trust (d)	69,131	268,920
Ramco-Gershenson Properties Trust (SBI) (d)	91,827	950,409
Rayonier, Inc.	255,456	10,713,825
Realty Income Corp.	260,916	9,048,567
Redwood Trust, Inc. (d)	149,734	1,880,659
Regency Centers Corp. (d)	170,961	7,053,851
Resource Capital Corp.	131,217	711,196
Retail Opportunity Investments Corp.	100,440	1,123,924
RLJ Lodging Trust (a)	74,488	987,711
Sabra Health Care REIT, Inc.	76,300	891,566
Saul Centers, Inc.	18,146	642,005
Senior Housing Properties Trust (SBI)	295,810	7,037,320
SL Green Realty Corp.	170,388	12,308,829
Sovran Self Storage, Inc. (d)	63,213	2,568,976
Stag Industrial, Inc.	28,295	304,454
Starwood Property Trust, Inc.	210,064	3,886,184
Strategic Hotel & Resorts, Inc. (a)(d)	307,646	1,470,548
Summit Hotel Properties, Inc.	68,745	569,209
Sun Communities, Inc.	40,021	1,542,409
Sunstone Hotel Investors, Inc. (a)	299,880	1,811,275
Supertel Hospitality, Inc., Maryland (a)	13,197	12,009
Tanger Factory Outlet Centers, Inc. (d)	179,373	5,045,762
Taubman Centers, Inc. (d)	116,599	6,719,600
Terreno Realty Corp.	17,736	267,991
The Macerich Co. (d)	273,236	13,399,493
Transcontinental Realty Investors, Inc. (a)	1,497	3,772
Two Harbors Investment Corp.	278,755	2,667,685
U-Store-It Trust (d)	174,188	1,870,779
UDR, Inc. (d)	397,994	10,630,420
UMH Properties, Inc.	21,677	200,295
Universal Health Realty Income Trust (SBI)	28,666	1,072,682
Urstadt Biddle Properties, Inc.	5,274	82,433
Urstadt Biddle Properties, Inc. Class A	50,629	851,073
Walter Investment Management Corp.	55,484	1,378,777
Washington (REIT) (SBI)	136,137	4,212,079
Weingarten Realty Investors (SBI)	249,154	6,071,883

	Shares	Value
Whitestone REIT Class B	18,116	$ 208,696
Winthrop Realty Trust	59,385	606,915
		464,133,810
Real Estate Management & Development - 0.5%
American Realty Investments, Inc. (a)	1,965	3,694
Avatar Holdings, Inc. (a)	27,379	279,813
Brookfield Properties Corp. (d)	543,580	9,154,038
Consolidated-Tomoka Land Co. (d)	11,328	317,864
Forest City Enterprises, Inc. Class A (a)	252,848	3,360,350
Forestar Group, Inc. (a)(d)	73,423	924,396
Grubb & Ellis Co. (a)(d)	102,602	57,796
Howard Hughes Corp. (a)	78,466	4,244,226
Jones Lang LaSalle, Inc.	89,840	6,011,194
Kennedy-Wilson Holdings, Inc. (d)	67,305	781,411
Maui Land & Pineapple, Inc. (a)	17,270	84,968
Preferred Apartment Communities, Inc. Class A	2,507	17,674
Stratus Properties, Inc. (a)	6,633	66,264
Tejon Ranch Co. (a)(d)	30,567	831,117
The St. Joe Co. (a)(d)	189,083	3,486,691
Thomas Properties Group, Inc. (a)(d)	74,194	227,776
ZipRealty, Inc. (a)	22,759	50,525
		29,899,797
Thrifts & Mortgage Finance - 1.1%
Abington Bancorp, Inc.	45,893	401,564
Alliance Bancorp, Inc. of Pennsylvania	6,385	68,830
Anchor BanCorp Wisconsin, Inc. (a)(d)	89,689	54,710
Apollo Residential Mortgage, Inc.	22,486	399,127
Astoria Financial Corp. (d)	188,613	1,925,739
Bank Mutual Corp.	123,703	393,376
BankAtlantic Bancorp, Inc. (non-vtg.) Class A (a)(d)	116,091	90,551
BankFinancial Corp.	45,531	351,955
BankUnited, Inc.	84,410	1,979,415
BCSB Bancorp, Inc. (a)	2,564	31,255
Beacon Federal Bancorp, Inc.	11,844	160,486
Beneficial Mutual Bancorp, Inc. (a)	93,273	731,260
Berkshire Hills Bancorp, Inc.	50,973	1,097,958
BofI Holding, Inc. (a)(d)	20,442	289,868
Brookline Bancorp, Inc., Delaware (d)	135,467	1,140,632
Camco Financial Corp. (a)	7,852	9,972
Capitol Federal Financial, Inc.	352,807	3,785,619
CFS Bancorp, Inc.	9,922	54,373
Charter Financial Corp., Georgia	2,453	22,102
Cheviot Financial Corp.	52	451
Chicopee Bancorp, Inc. (a)	11,029	154,737
Citizens South Banking Corp., Delaware	11,035	44,140
Clifton Savings Bancorp, Inc. (d)	23,320	233,433
Colonial Financial Services, Inc. (a)	6,111	74,126
Dime Community Bancshares, Inc.	83,947	1,012,401
Doral Financial Corp. (a)(d)	251,626	410,150
Eagle Bancorp Montana, Inc.	15,964	160,438
ESB Financial Corp.	28,009	340,029
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
ESSA Bancorp, Inc.	31,156	$ 352,686
Farmer Mac Class C (non-vtg.) (d)	21,618	434,089
FedFirst Financial Corp.	6,288	83,630
First Advantage Bancorp	660	8,408
First Clover Leaf Financial Corp.	10,566	66,249
First Defiance Financial Corp. (a)	20,961	285,489
First Federal Bancshares of Arkansas, Inc. (a)(d)	3,836	23,016
First Financial Holdings, Inc.	36,582	230,467
First Financial Northwest, Inc. (a)(d)	34,706	154,789
First Niagara Financial Group, Inc.	659,019	7,091,044
First PacTrust Bancorp, Inc.	9,721	115,388
First Place Financial Corp. (a)	50,788	34,028
Flagstar Bancorp, Inc. (a)	500,000	305,000
Flushing Financial Corp.	72,793	835,664
Fox Chase Bancorp, Inc.	31,882	411,597
Franklin Financial Corp./VA (a)	25,593	295,855
Heritage Financial Group, Inc.	4,367	48,605
HF Financial Corp.	632	5,372
HMN Financial, Inc. (a)	2,852	4,991
Home Federal Bancorp, Inc.	34,573	351,953
HopFed Bancorp, Inc.	11,202	85,807
IF Bancorp, Inc. (a)	9,137	99,228
Impac Mortgage Holdings, Inc. (a)(d)	20,302	45,680
Indiana Community Bancorp	9,245	130,817
Jefferson Bancshares, Inc., Tennessee (a)	5,738	16,583
Kaiser Federal Financial Group, Inc.	21,464	253,919
Kearny Financial Corp.	52,612	459,829
Louisiana Bancorp, Inc. (a)	3,010	48,913
Meridian Interstate Bancorp, Inc. (a)	14,972	190,743
Meta Financial Group, Inc.	9,879	185,429
MGIC Investment Corp. (a)(d)	412,308	1,072,001
MutualFirst Financial, Inc.	4,269	33,127
NASB Financial, Inc. (a)(d)	3,384	34,280
New England Bancshares, Inc.	10,376	98,572
New Hampshire Thrift Bancshare	2,577	33,114
New York Community Bancorp, Inc.	916,385	11,738,892
Newport Bancorp, Inc. (a)	579	7,266
Northeast Community Bancorp, Inc.	8,762	57,303
Northwest Bancshares, Inc.	104,410	1,244,567
Ocean Shore Holding Co.	3,679	40,469
OceanFirst Financial Corp.	36,227	431,101
Oconee Federal Financial Corp.	4,827	52,856
Ocwen Financial Corp. (a)(d)	156,539	2,160,238
Oneida Financial Corp.	1,924	16,585
Oritani Financial Corp.	43,733	575,089
Parkvale Financial Corp.	6,422	123,302
Peoples Federal Bancshares, Inc. (a)	9,219	128,605
Provident Financial Holdings, Inc.	21,034	176,475
Provident Financial Services, Inc.	125,938	1,581,781
Provident New York Bancorp	82,178	529,226

	Shares	Value
Pulaski Financial Corp.	11,679	$ 74,395
PVF Capital Corp. (a)	16,043	24,867
Radian Group, Inc.	272,066	905,980
Riverview Bancorp, Inc. (a)	20,156	55,227
Rockville Financial, Inc.	27,199	261,382
Roma Financial Corp.	23,122	204,167
SI Financial Group, Inc.	9,136	86,061
Southern Missouri Bancorp, Inc.	376	8,592
SP Bancorp, Inc. (a)	1,088	11,805
Territorial Bancorp, Inc.	25,512	517,383
TF Financial Corp.	1,866	39,447
TFS Financial Corp. (a)	196,440	1,740,458
The PMI Group, Inc. (a)(d)	293,473	76,303
Timberland Bancorp, Inc. (a)	12,774	64,636
Tree.com, Inc. (a)(d)	18,303	97,372
Trustco Bank Corp., New York	189,881	886,744
United Community Financial Corp., Ohio (a)	28,070	28,070
United Financial Bancorp, Inc.	38,185	588,813
ViewPoint Financial Group	52,099	625,709
Walker & Dunlop, Inc.	23,394	271,370
Washington Federal, Inc.	240,103	3,608,748
Waterstone Financial, Inc. (a)(d)	7,726	20,088
Westfield Financial, Inc.	94,628	711,603
Wolverine Bancorp, Inc. (a)	7,456	102,520
WSFS Financial Corp.	22,660	793,100
		60,013,654
TOTAL FINANCIALS		1,122,390,153
HEALTH CARE - 11.2%
Biotechnology - 3.2%
Aastrom Biosciences, Inc. (a)(d)	91,835	237,853
Acadia Pharmaceuticals, Inc. (a)	109,109	148,388
Achillion Pharmaceuticals, Inc. (a)(d)	105,385	648,118
Acorda Therapeutics, Inc. (a)	86,137	2,243,869
ADVENTRX Pharmaceuticals, Inc. (a)(d)	44,303	50,948
Affymax, Inc. (a)	70,739	331,766
Agenus, Inc. (a)(d)	203,925	106,041
Alexion Pharmaceuticals, Inc. (a)	382,683	22,174,566
Alkermes, Inc. (a)(d)	196,408	3,405,715
Allos Therapeutics, Inc. (a)	159,058	268,808
Alnylam Pharmaceuticals, Inc. (a)(d)	76,999	537,453
AMAG Pharmaceuticals, Inc. (a)(d)	52,068	735,200
Amicus Therapeutics, Inc. (a)	19,805	90,905
Amylin Pharmaceuticals, Inc. (a)(d)	268,338	3,034,903
Anacor Pharmaceuticals, Inc.	19,899	96,311
Anadys Pharmaceuticals, Inc. (a)	113,388	81,140
Anthera Pharmaceuticals, Inc. (a)	24,778	139,005
ARCA biopharma, Inc. (a)(d)	10,234	10,950
Ardea Biosciences, Inc. (a)(d)	34,164	554,482
Arena Pharmaceuticals, Inc. (a)(d)	260,052	338,068
ARIAD Pharmaceuticals, Inc. (a)(d)	290,979	2,863,233
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
ArQule, Inc. (a)(d)	76,410	$ 333,148
Array Biopharma, Inc. (a)	97,821	208,359
AspenBio Pharma, Inc. (a)	11,947	43,965
AVEO Pharmaceuticals, Inc. (a)	86,157	1,462,946
AVI BioPharma, Inc. (a)(d)	273,454	339,083
Avigen, Inc. rights (a)	22,946	0
BioCryst Pharmaceuticals, Inc. (a)(d)	63,265	208,775
BioMarin Pharmaceutical, Inc. (a)(d)	243,161	7,193,918
BioMimetic Therapeutics, Inc. (a)	45,475	151,432
Bionovo, Inc. (a)(d)	197,050	151,729
Biosante Pharmaceuticals, Inc. (a)	214,062	560,842
Biospecifics Technologies Corp. (a)	10,284	179,970
BioTime, Inc. (a)(d)	63,632	293,344
Cardium Therapeutics, Inc. (a)(d)	106,276	22,637
Cel-Sci Corp. (a)(d)	411,094	163,122
Cell Therapeutics, Inc. (a)(d)	278,130	328,193
Celldex Therapeutics, Inc. (a)(d)	87,079	271,686
Celsion Corp. (a)(d)	38,593	142,408
Cepheid, Inc. (a)(d)	127,199	4,612,236
Chelsea Therapeutics International Ltd. (a)	105,686	452,336
Cleveland Biolabs, Inc. (a)(d)	54,599	141,411
Codexis, Inc. (a)	55,475	360,033
Cubist Pharmaceuticals, Inc. (a)(d)	120,540	4,181,533
Curis, Inc. (a)(d)	148,476	475,123
Cyclacel Pharmaceuticals, Inc. (a)(d)	71,040	59,674
Cytokinetics, Inc. (a)	96,287	109,767
Cytori Therapeutics, Inc. (a)(d)	80,175	264,578
CytRx Corp. (a)(d)	304,123	115,567
DARA BioSciences, Inc. (a)(d)	6,088	12,176
Dendreon Corp. (a)(d)	309,537	3,801,114
Discovery Laboratories, Inc. (a)	33,604	72,249
DUSA Pharmaceuticals, Inc. (a)	37,300	162,628
Dyax Corp. (a)(d)	183,913	274,030
Dynavax Technologies Corp. (a)(d)	209,834	503,602
Emergent BioSolutions, Inc. (a)	46,647	842,911
EntreMed, Inc. (a)(d)	21,863	30,827
Enzon Pharmaceuticals, Inc. (a)(d)	132,377	1,131,823
EpiCept Corp. (a)(d)	43,938	18,028
Exact Sciences Corp. (a)(d)	93,446	722,338
Exelixis, Inc. (a)	297,938	2,228,576
Forticell Bioscience, Inc. (a)	2	0
Genomic Health, Inc. (a)(d)	33,236	810,958
GenVec, Inc. (a)(d)	22,127	61,071
Geron Corp. (a)(d)	244,282	652,233
GTx, Inc. (a)	34,724	125,701
Halozyme Therapeutics, Inc. (a)(d)	197,396	1,342,293
Hemispherx Biopharma, Inc. (a)	257,396	76,575
Horizon Pharma, Inc.	12,599	100,792
Human Genome Sciences, Inc. (a)(d)	392,912	5,056,777
iBio, Inc. (a)(d)	90,664	194,928

	Shares	Value
Icagen, Inc. (a)	32,031	$ 191,866
Idenix Pharmaceuticals, Inc. (a)	124,047	720,713
Idera Pharmaceuticals, Inc. (a)	48,311	86,960
ImmunoGen, Inc. (a)(d)	156,217	1,696,517
Immunomedics, Inc. (a)(d)	140,629	563,922
Incyte Corp. (a)(d)	234,977	3,776,080
Infinity Pharmaceuticals, Inc. (a)(d)	32,417	222,381
Inhibitex, Inc. (a)	128,036	451,967
Inovio Pharmaceuticals, Inc. (a)(d)	218,287	157,276
Insmed, Inc. (a)(d)	28,864	137,104
InterMune, Inc. (a)(d)	94,546	2,543,287
Ironwood Pharmaceuticals, Inc. Class A (a)	94,107	1,198,923
Isis Pharmaceuticals, Inc. (a)(d)	211,106	1,581,184
IsoRay, Inc. (a)(d)	40,023	47,627
Keryx Biopharmaceuticals, Inc. (a)(d)	141,819	577,203
Lexicon Pharmaceuticals, Inc. (a)(d)	457,138	621,708
Ligand Pharmaceuticals, Inc.:
rights 12/31/11 (a)	41,636	0
Class B (a)	35,427	539,553
General CVR (a)	26,087	678
Glucagon CVR (a)	26,087	365
rights (a)	26,087	652
TR Beta CVR (a)	26,087	313
Luna Innovations, Inc. (a)	26,569	39,854
MannKind Corp. (a)(d)	163,440	493,589
Marina Biotech, Inc. (a)(d)	24,825	5,171
Maxygen, Inc. (d)	84,192	463,898
Medgenics, Inc. (a)	3,699	14,722
MediciNova, Inc. (a)(d)	37,660	83,982
Medivation, Inc. (a)(d)	69,744	1,127,760
Metabolix, Inc. (a)(d)	85,270	461,311
Micromet, Inc. (a)(d)	183,229	881,331
Momenta Pharmaceuticals, Inc. (a)(d)	89,951	1,521,971
Myrexis, Inc. (a)	78,861	213,713
Myriad Genetics, Inc. (a)(d)	193,358	3,834,289
Nabi Biopharmaceuticals (a)	107,264	201,656
Nanosphere, Inc. (a)	59,258	84,146
Neuralstem, Inc. (a)(d)	84,954	107,892
Neurocrine Biosciences, Inc. (a)	110,468	678,274
NeurogesX, Inc. (a)(d)	18,576	36,966
Novavax, Inc. (a)(d)	175,645	324,065
NPS Pharmaceuticals, Inc. (a)(d)	158,352	1,181,306
Omeros Corp. (a)(d)	37,753	147,614
OncoGenex Pharmaceuticals, Inc. (a)(d)	17,988	214,777
Oncothyreon, Inc. (a)(d)	74,607	535,678
ONYX Pharmaceuticals, Inc. (a)(d)	129,304	4,400,215
Opexa Therapeutics, Inc. (a)(d)	33,277	46,255
Opko Health, Inc. (a)(d)	316,385	1,322,489
Orchid Cellmark, Inc. (a)	53,021	143,687
OREXIGEN Therapeutics, Inc. (a)	67,497	95,846
Osiris Therapeutics, Inc. (a)(d)	34,104	182,456
OXiGENE, Inc. (a)(d)	2,854	5,080
Oxygen Biotherapeutics, Inc. (a)(d)	46,598	106,709
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
PDL BioPharma, Inc.	287,952	$ 1,759,387
Peregrine Pharmaceuticals, Inc. (a)(d)	126,870	178,887
Pharmacyclics, Inc. (a)(d)	95,346	1,098,386
Pharmasset, Inc. (a)	76,550	10,052,546
PharmAthene, Inc. (a)(d)	65,286	158,645
Poniard Pharmaceuticals, Inc. (a)	65,535	9,830
Progenics Pharmaceuticals, Inc. (a)(d)	77,075	479,407
PROLOR Biotech, Inc. (a)(d)	89,315	416,208
Raptor Pharmaceutical Corp. (a)(d)	66,987	316,849
Regeneron Pharmaceuticals, Inc. (a)(d)	149,247	8,810,050
Repligen Corp. (a)	65,974	216,395
Rexahn Pharmaceuticals, Inc. (a)(d)	117,188	111,329
Rigel Pharmaceuticals, Inc. (a)(d)	139,168	1,096,644
RXi Pharmaceuticals Corp. (a)(d)	38,801	39,577
Sangamo Biosciences, Inc. (a)(d)	106,420	575,732
Savient Pharmaceuticals, Inc. (a)(d)	143,767	618,198
SciClone Pharmaceuticals, Inc. (a)(d)	81,031	379,225
Seattle Genetics, Inc. (a)(d)	219,964	3,825,174
SIGA Technologies, Inc. (a)(d)	109,876	630,688
Spectrum Pharmaceuticals, Inc. (a)(d)	123,410	1,055,156
StemCells, Inc. (a)(d)	57,770	143,270
Sunesis Pharmaceuticals, Inc. (a)(d)	58,396	90,514
SuperGen, Inc. (a)	95,559	205,452
Synta Pharmaceuticals Corp. (a)	70,001	297,504
Targacept, Inc. (a)	64,437	1,049,034
Telik, Inc. (a)(d)	81,953	24,586
Tengion, Inc. (a)(d)	27,587	23,587
Theravance, Inc. (a)(d)	161,982	3,077,658
Threshold Pharmaceuticals, Inc. (a)	31,608	48,044
Transcept Pharmaceuticals, Inc. (a)	11,502	37,266
Trimeris, Inc. (a)(d)	68,368	134,685
Trius Therapeutics, Inc. (d)	17,586	116,595
United Therapeutics Corp. (a)(d)	110,992	4,789,305
Vanda Pharmaceuticals, Inc. (a)(d)	54,586	330,791
Vertex Pharmaceuticals, Inc. (a)(d)	434,947	19,690,051
Vical, Inc. (a)(d)	139,633	506,868
XOMA Ltd. (a)(d)	70,792	138,752
Zalicus, Inc. (a)(d)	139,798	223,677
ZIOPHARM Oncology, Inc. (a)(d)	137,446	787,566
Zogenix, Inc. (d)	25,010	86,535
		176,850,201
Health Care Equipment & Supplies - 2.6%
Abaxis, Inc. (a)(d)	51,787	1,287,943
Abiomed, Inc. (a)(d)	67,554	840,372
Accuray, Inc. (a)(d)	136,087	672,270
Alere, Inc. (a)(d)	175,141	4,373,271
Align Technology, Inc. (a)(d)	136,172	2,600,885
Alimera Sciences, Inc. (a)(d)	16,534	118,383
Allied Healthcare Products, Inc. (a)	4,954	17,884
Alphatec Holdings, Inc. (a)(d)	177,302	448,574
Analogic Corp. (d)	26,724	1,323,372

	Shares	Value
Angiodynamics, Inc. (a)(d)	50,411	$ 725,918
Anika Therapeutics, Inc. (a)	35,451	213,415
Antares Pharma, Inc. (a)(d)	291,705	711,760
ArthroCare Corp. (a)(d)	54,790	1,776,840
Atricure, Inc. (a)	20,142	206,657
Atrion Corp.	3,139	674,571
Bacterin International Holdings, Inc. (a)(d)	17,826	34,404
BioLase Technology, Inc. (d)	65,312	219,448
Bovie Medical Corp. (a)(d)	27,980	76,385
BSD Medical Corp. (a)(d)	95,648	280,249
Cantel Medical Corp.	33,042	823,737
Cardica, Inc. (a)	38,892	88,674
Cardiovascular Systems, Inc. (a)(d)	30,872	396,705
Cerus Corp. (a)(d)	105,314	215,894
Conceptus, Inc. (a)(d)	54,532	578,039
CONMED Corp. (a)(d)	63,622	1,491,936
Cryolife, Inc. (a)	62,316	318,435
Cutera, Inc. (a)	28,281	223,137
Cyberonics, Inc. (a)(d)	57,420	1,619,818
Cynosure, Inc. Class A (a)	19,062	195,195
Daxor Corp.	5,176	54,814
Delcath Systems, Inc. (a)(d)	94,694	392,033
Derma Sciences, Inc. (a)(d)	15,164	124,345
DexCom, Inc. (a)(d)	134,080	1,612,982
Digirad Corp. (a)	23,301	58,952
Dynatronics Corp. (a)(d)	17,122	19,177
DynaVox, Inc. Class A (a)(d)	31,306	211,316
Endologix, Inc. (a)(d)	95,028	904,667
EnteroMedics, Inc. (a)	49,534	121,358
Escalon Medical Corp. (a)	3,512	4,039
Exactech, Inc. (a)	17,847	264,493
Fonar Corp. (a)	785	1,492
Gen-Probe, Inc. (a)	101,479	6,085,696
Genmark Diagnostics, Inc. (a)	34,844	217,775
Greatbatch, Inc. (a)	47,755	1,067,324
Haemonetics Corp. (a)(d)	60,279	3,768,040
Hansen Medical, Inc. (a)(d)	150,643	567,924
Hill-Rom Holdings, Inc.	143,091	4,335,657
Hologic, Inc. (a)	555,229	9,239,011
ICU Medical, Inc. (a)(d)	29,363	1,209,756
IDEXX Laboratories, Inc. (a)(d)	120,596	9,621,149
Insulet Corp. (a)(d)	79,315	1,386,426
Integra LifeSciences Holdings Corp. (a)(d)	38,339	1,528,959
Invacare Corp. (d)	67,101	1,685,577
Iridex Corp. (a)	9,439	37,662
IRIS International, Inc. (a)	45,897	392,419
IVAX Diagnostics, Inc. (a)	7,111	5,049
Kensey Nash Corp. (a)	23,000	631,580
Kewaunee Scientific Corp.	5,250	48,458
Kinetic Concepts, Inc. (a)(d)	133,184	8,995,247
Kips Bay Medical, Inc.	9,803	31,762
LeMaitre Vascular, Inc.	5,652	39,847
Mako Surgical Corp. (a)(d)	83,037	2,981,028
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Masimo Corp. (d)	121,692	$ 3,002,142
Medical Action Industries, Inc. (a)	32,086	199,254
MELA Sciences, Inc. (a)(d)	56,246	123,741
Meridian Bioscience, Inc. (d)	84,166	1,557,071
Merit Medical Systems, Inc. (a)	88,449	1,286,933
Natus Medical, Inc. (a)	56,741	594,646
Neogen Corp. (a)(d)	46,308	1,607,814
Neoprobe Corp. (a)(d)	151,812	511,606
NeuroMetrix, Inc. (a)	24,663	9,160
NuVasive, Inc. (a)(d)	91,681	2,221,431
NxStage Medical, Inc. (a)(d)	100,000	1,839,000
OraSure Technologies, Inc. (a)	93,746	687,158
Orthofix International NV (a)	36,726	1,346,192
Palomar Medical Technologies, Inc. (a)	37,055	298,293
PositiveID Corp. (a)	53,781	12,101
Quidel Corp. (a)(d)	58,570	894,950
ResMed, Inc. (a)(d)	320,538	9,927,062
Retractable Technologies, Inc. (a)	5,601	7,169
Rochester Medical Corp. (a)	22,381	186,881
Rockwell Medical Technologies, Inc. (a)(d)	31,392	283,156
RTI Biologics, Inc. (a)	112,823	379,085
Sirona Dental Systems, Inc. (a)(d)	116,114	5,417,879
Solta Medical, Inc. (a)	95,309	162,978
SonoSite, Inc. (a)(d)	29,726	866,810
Staar Surgical Co. (a)(d)	69,588	569,926
Stereotaxis, Inc. (a)(d)	86,066	111,886
Steris Corp.	111,492	3,587,813
SurModics, Inc. (a)(d)	30,705	327,315
Symmetry Medical, Inc. (a)	73,616	613,221
Synergetics USA, Inc. (a)(d)	50,364	274,484
Synovis Life Technologies, Inc. (a)	24,716	421,408
Teleflex, Inc. (d)	87,505	5,033,288
The Cooper Companies, Inc.	95,390	7,180,005
The Spectranetics Corp. (a)	69,914	431,369
Theragenics Corp. (a)	80,225	128,360
ThermoGenesis Corp. (a)(d)	36,219	60,848
Thoratec Corp. (a)(d)	118,099	4,046,072
TranS1, Inc. (a)	28,877	122,727
Unilife Corp. (a)(d)	109,774	511,547
Urologix, Inc. (a)(d)	5,053	4,548
Uroplasty, Inc. (a)(d)	38,436	239,841
Utah Medical Products, Inc.	5,647	150,436
Vascular Solutions, Inc. (a)(d)	26,619	321,025
Vermillion, Inc. (a)(d)	26,315	73,156
Vision Sciences, Inc. (a)(d)	22,011	45,123
Volcano Corp. (a)	106,388	3,186,321
West Pharmaceutical Services, Inc. (d)	68,481	2,747,458
Wright Medical Group, Inc. (a)	79,689	1,221,632
Young Innovations, Inc.	11,302	309,788
Zoll Medical Corp. (a)	44,020	1,966,814
		147,309,108

	Shares	Value
Health Care Providers & Services - 2.7%
Accretive Health, Inc. (a)(d)	66,055	$ 1,772,916
Adcare Health Systems, Inc.	7,696	39,250
Addus HomeCare Corp. (a)	22,321	111,605
Advocat, Inc.	10,190	61,344
Air Methods Corp. (a)(d)	23,292	1,550,083
Alliance Healthcare Services, Inc. (a)(d)	85,590	136,088
Allied Healthcare International, Inc. (a)(d)	93,265	358,138
Almost Family, Inc. (a)	17,026	336,604
Amedisys, Inc. (a)	67,342	1,142,794
American CareSource Holdings, Inc. (a)	6,161	4,436
American Dental Partners, Inc. (a)	41,567	456,406
AMERIGROUP Corp. (a)(d)	103,533	5,121,778
AMN Healthcare Services, Inc. (a)(d)	81,540	449,285
AmSurg Corp. (a)	69,905	1,581,950
Assisted Living Concepts, Inc. Class A	40,594	545,177
Bio-Reference Laboratories, Inc. (a)(d)	47,759	966,642
BioScrip, Inc. (a)(d)	101,318	641,343
Birner Dental Management Services, Inc.	483	8,477
Brookdale Senior Living, Inc. (a)(d)	207,318	3,339,893
Capital Senior Living Corp. (a)	48,537	348,496
CardioNet, Inc. (a)	51,733	170,202
Catalyst Health Solutions, Inc. (a)	91,631	4,922,417
Centene Corp. (a)	105,930	3,378,108
Chemed Corp. (d)	46,382	2,692,475
Chindex International, Inc. (a)(d)	31,354	331,098
Community Health Systems, Inc. (a)(d)	196,785	4,006,543
Continucare Corp. (a)	66,963	425,885
Corvel Corp. (a)	14,051	641,007
Cross Country Healthcare, Inc. (a)	65,920	324,986
Emeritus Corp. (a)(d)	68,719	1,201,895
ExamWorks Group, Inc. (a)(d)	53,038	797,161
Five Star Quality Care, Inc. (a)	94,878	308,354
Gentiva Health Services, Inc. (a)	70,931	539,785
Hanger Orthopedic Group, Inc. (a)(d)	82,506	1,549,463
HCA Holdings, Inc.	258,781	5,183,383
Health Management Associates, Inc. Class A (a)	519,852	4,273,183
Health Net, Inc. (a)	203,301	5,019,502
HealthSouth Corp. (a)(d)	194,257	4,155,157
HealthSpring, Inc. (a)	138,663	5,413,404
Healthways, Inc. (a)(d)	70,398	884,199
Henry Schein, Inc. (a)(d)	192,323	12,676,009
HMS Holdings Corp. (a)(d)	187,803	4,926,073
Hooper Holmes, Inc. (a)	117,357	91,538
InfuSystems Holdings, Inc. (a)	5,400	8,208
Integramed America, Inc. (a)	12,500	104,375
IPC The Hospitalist Co., Inc. (a)	40,062	1,606,486
Kindred Healthcare, Inc. (a)(d)	123,250	1,594,855
Landauer, Inc.	21,955	1,132,000
LCA-Vision, Inc. (a)	37,061	104,883
LHC Group, Inc. (a)(d)	36,807	735,404
LifePoint Hospitals, Inc. (a)(d)	111,073	4,076,379
Lincare Holdings, Inc. (d)	200,894	4,325,248
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Magellan Health Services, Inc. (a)	69,059	$ 3,443,972
Medcath Corp. (a)(d)	37,470	520,833
MEDNAX, Inc. (a)	100,238	6,546,544
MedQuist Holdings, Inc. (a)	6,732	55,539
Metropolitan Health Networks, Inc. (a)(d)	74,750	383,468
Molina Healthcare, Inc. (a)(d)	62,000	1,192,260
MWI Veterinary Supply, Inc. (a)(d)	25,757	1,906,018
National Healthcare Corp. (d)	22,456	773,160
National Research Corp.	7,278	245,778
NeoStem, Inc. (a)(d)	101,295	73,945
Omnicare, Inc. (d)	242,919	7,217,123
Owens & Minor, Inc.	131,706	3,877,425
PDI, Inc. (a)	17,615	127,533
PharMerica Corp. (a)	64,907	956,080
PHC, Inc. Class A (a)	48,936	116,957
Providence Service Corp. (a)	27,523	292,845
PSS World Medical, Inc. (a)(d)	126,295	2,978,036
Psychemedics Corp.	15,744	133,037
RadNet, Inc. (a)(d)	64,356	193,068
Select Medical Holdings Corp. (a)	122,570	888,633
Sharps Compliance Corp. (a)(d)	23,452	98,733
Skilled Healthcare Group, Inc. (a)(d)	57,138	310,259
SRI/Surgical Express, Inc. (a)	2,620	9,222
Sun Healthcare Group, Inc. (a)	50,315	214,342
SunLink Health Systems, Inc. (a)	19,190	40,683
Sunrise Senior Living, Inc. (a)(d)	117,342	870,678
Team Health Holdings, Inc. (a)	60,895	1,138,128
The Ensign Group, Inc.	30,473	710,935
Triple-S Management Corp. (a)(d)	42,519	724,949
U.S. Physical Therapy, Inc.	23,352	463,771
Universal American Spin Corp. (a)	83,241	914,819
Universal Health Services, Inc. Class B	190,834	7,938,694
Vanguard Health Systems, Inc. (a)	50,834	657,792
VCA Antech, Inc. (a)(d)	190,439	3,525,026
Wellcare Health Plans, Inc. (a)	88,257	4,044,818
		150,157,473
Health Care Technology - 0.4%
Allscripts-Misys Healthcare Solutions, Inc. (a)(d)	389,621	6,995,645
Arrhythmia Research Technology, Inc.	9,913	38,165
athenahealth, Inc. (a)(d)	70,308	4,077,864
Computer Programs & Systems, Inc.	28,005	1,983,314
Emdeon, Inc. Class A (a)	93,581	1,751,836
Epocrates, Inc. (a)(d)	32,273	343,062
HealthStream, Inc. (a)	28,717	356,378
iCAD, Inc. (a)	113,074	65,583
MedAssets, Inc. (a)(d)	99,048	1,132,119
Medidata Solutions, Inc. (a)(d)	45,582	752,103
Mediware Information Systems, Inc. (a)	8,847	93,336
MedQuist, Inc.	14,954	150,288
Merge Healthcare, Inc. (a)	158,133	936,147

	Shares	Value
Omnicell, Inc. (a)(d)	77,781	$ 1,216,495
Quality Systems, Inc.	37,618	3,461,608
Simulations Plus, Inc. (a)	26,246	83,987
Transcend Services, Inc. (a)	21,882	564,993
		24,002,923
Life Sciences Tools & Services - 1.2%
Acceler8 Technology Corp. (a)(d)	39,227	129,841
Affymetrix, Inc. (a)(d)	138,802	777,291
Albany Molecular Research, Inc. (a)	52,930	184,726
Apricus Biosciences, Inc. (a)(d)	31,298	149,917
Arrowhead Research Corp. (a)(d)	163,169	89,743
BG Medicine, Inc. (d)	19,157	115,708
Bio-Rad Laboratories, Inc. Class A (a)	40,268	4,040,491
Bioanalytical Systems, Inc. (a)(d)	4,772	7,540
BioClinica, Inc. (a)	2,110	10,423
Biodelivery Sciences International, Inc. (a)	37,935	128,220
Bruker BioSciences Corp. (a)	151,196	2,151,519
Caliper Life Sciences, Inc. (a)	94,409	709,956
Cambrex Corp. (a)	55,696	276,809
Charles River Laboratories International, Inc. (a)(d)	115,000	3,808,800
Combimatrix Corp. (a)	2,030	5,156
Complete Genomics, Inc. (d)	29,362	266,020
Covance, Inc. (a)(d)	125,961	6,242,627
Enzo Biochem, Inc. (a)(d)	71,931	210,039
eResearchTechnology, Inc. (a)(d)	97,301	506,938
Fluidigm Corp. (a)(d)	31,956	431,086
Furiex Pharmaceuticals, Inc. (a)	22,412	343,800
Harvard Bioscience, Inc. (a)	49,839	217,796
Illumina, Inc. (a)(d)	262,260	13,663,746
Luminex Corp. (a)(d)	86,610	1,994,628
Medtox Scientific, Inc.	20,575	288,050
Mettler-Toledo International, Inc. (a)(d)	68,000	10,830,360
Pacific Biosciences of California, Inc. (d)	86,062	609,319
PAREXEL International Corp. (a)	118,904	2,423,264
Pharmaceutical Product Development, Inc.	228,758	7,201,302
pSivida Corp. (a)(d)	36,297	161,522
PURE Bioscience, Inc. (a)(d)	60,728	54,048
Response Genetics, Inc. (a)	4,777	10,987
Sequenom, Inc. (a)(d)	193,822	1,188,129
SeraCare Life Sciences, Inc. (a)	30,241	110,682
Strategic Diagnostics, Inc. (a)	32,256	61,609
Techne Corp. (d)	80,212	5,812,964
Virtualscopics, Inc. (a)(d)	21,674	28,176
		65,243,232
Pharmaceuticals - 1.1%
AcelRx Pharmaceuticals, Inc. (a)	17,972	60,925
Acura Pharmaceuticals, Inc. (a)(d)	28,281	87,105
Adeona Pharmaceuticals, Inc. (a)(d)	51,943	36,100
Adolor Corp. (a)	105,448	229,877
Aegerion Pharmaceuticals, Inc. (d)	17,915	260,126
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Akorn, Inc. (a)	152,326	$ 1,224,701
Alexza Pharmaceuticals, Inc. (a)(d)	101,778	139,436
Ampio Pharmaceuticals, Inc. (a)(d)	31,488	246,236
Auxilium Pharmaceuticals, Inc. (a)(d)	113,519	1,930,958
AVANIR Pharmaceuticals Class A (a)(d)	288,916	820,521
Biodel, Inc. (a)(d)	43,101	53,445
Cadence Pharmaceuticals, Inc. (a)(d)	82,366	538,674
Columbia Laboratories, Inc. (a)(d)	113,680	262,601
Corcept Therapeutics, Inc. (a)(d)	102,377	289,727
Cornerstone Therapeutics, Inc. (a)	20,195	157,319
Cumberland Pharmaceuticals, Inc. (a)(d)	31,186	194,289
DepoMed, Inc. (a)(d)	99,304	617,671
Durect Corp. (a)	164,752	275,136
Echo Therapeutics, Inc. (a)(d)	59,000	237,770
Endo Pharmaceuticals Holdings, Inc. (a)	217,560	6,942,340
Endocyte, Inc.	66,250	726,100
Heska Corp. (a)	2,043	18,591
Hi-Tech Pharmacal Co., Inc. (a)(d)	20,470	573,365
Impax Laboratories, Inc. (a)(d)	132,034	2,597,109
Ista Pharmaceuticals, Inc. (a)	56,235	257,556
Jazz Pharmaceuticals, Inc. (a)	51,340	2,201,973
KV Pharmaceutical Co. Class A (a)(d)	192,403	340,553
Lannett Co., Inc. (a)(d)	38,740	149,924
MAP Pharmaceuticals, Inc. (a)	37,257	521,598
Medicis Pharmaceutical Corp. Class A (d)	127,822	4,972,276
Nektar Therapeutics (a)(d)	230,474	1,319,464
NuPathe, Inc.	4,564	12,505
Obagi Medical Products, Inc. (a)	38,431	400,835
Oculus Innovative Sciences, Inc. (a)	37,430	51,279
Optimer Pharmaceuticals, Inc. (a)(d)	82,266	818,547
Pacira Pharmaceuticals, Inc. (d)	11,826	90,587
Pain Therapeutics, Inc. (d)	81,649	387,833
Par Pharmaceutical Companies, Inc. (a)	75,620	2,248,183
Pernix Therapeutics Holdings, Inc. (a)	16,867	149,273
Perrigo Co.	178,549	16,915,732
Pozen, Inc. (a)	51,346	145,309
Questcor Pharmaceuticals, Inc. (a)(d)	113,928	3,423,536
Repros Therapeutics, Inc. (a)(d)	22,363	104,882
Sagent Pharmaceuticals, Inc. (d)	10,498	241,349
Salix Pharmaceuticals Ltd. (a)	108,349	3,299,227
Santarus, Inc. (a)	112,545	345,513
Somaxon Pharmaceuticals, Inc. (a)(d)	72,498	72,498
Sucampo Pharmaceuticals, Inc. Class A (a)(d)	9,550	30,847
The Medicines Company (a)	110,116	1,605,491
Tranzyme, Inc.	27,277	86,741
Ventrus Biosciences, Inc. (d)	16,383	163,011
ViroPharma, Inc. (a)(d)	160,618	3,181,843

	Shares	Value
Vivus, Inc. (a)(d)	200,087	$ 1,668,726
XenoPort, Inc. (a)(d)	68,811	503,008
		64,230,221
TOTAL HEALTH CARE		627,793,158
INDUSTRIALS - 13.5%
Aerospace & Defense - 1.3%
AAR Corp. (d)	94,381	2,226,448
AeroVironment, Inc. (a)(d)	36,769	1,053,800
Alliant Techsystems, Inc.	64,425	4,089,055
American Science & Engineering, Inc. (d)	18,390	1,240,222
API Technologies Corp. (a)	65,623	309,741
Applied Energetics, Inc. (a)	120,402	50,569
Ascent Solar Technologies, Inc. (a)(d)	173,479	162,914
Astronics Corp. (a)(d)	23,103	689,162
Astronics Corp. Class B (d)	2,310	57,750
Astrotech Corp. (a)	39,511	30,423
BE Aerospace, Inc. (a)(d)	209,421	7,294,133
Breeze Industrial Products Corp. (a)	10,964	112,929
Ceradyne, Inc. (a)(d)	52,881	1,658,348
CPI Aerostructures, Inc. (a)	10,803	118,293
Cubic Corp.	32,575	1,365,870
Curtiss-Wright Corp. (d)	94,913	2,922,371
DigitalGlobe, Inc. (a)	77,952	1,766,392
Ducommun, Inc.	21,976	407,875
Esterline Technologies Corp. (a)(d)	63,168	4,755,919
GenCorp, Inc. (non-vtg.) (a)(d)	114,678	510,317
GeoEye, Inc. (a)	50,248	1,817,470
HEICO Corp. Class A	74,281	2,872,446
Hexcel Corp. (a)(d)	198,545	4,560,579
Huntington Ingalls Industries, Inc. (a)	97,507	2,919,360
Innovative Solutions & Support, Inc. (a)	13,417	64,402
KEYW Holding Corp. (d)	41,116	486,813
Kratos Defense & Security Solutions, Inc. (a)(d)	83,336	788,359
LMI Aerospace, Inc. (a)	20,120	396,766
Moog, Inc. Class A (a)(d)	86,742	3,459,271
National Presto Industries, Inc. (d)	11,507	1,116,179
Orbital Sciences Corp. (a)	118,012	1,845,708
SIFCO Industries, Inc.	1,004	16,596
Sparton Corp. (a)	19,062	158,786
Spirit AeroSystems Holdings, Inc. Class A (a)(d)	242,177	4,063,730
Sypris Solutions, Inc. (a)	13,260	44,686
Taser International, Inc. (a)(d)	148,024	658,707
Teledyne Technologies, Inc. (a)	75,231	4,106,860
TransDigm Group, Inc. (a)	93,977	8,632,727
Triumph Group, Inc.	78,486	4,111,097
		72,943,073
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	135,611	730,943
Atlas Air Worldwide Holdings, Inc. (a)(d)	53,684	2,634,811
Express-1 Expedited Solutions, Inc. (a)	52,974	158,922
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - continued
Forward Air Corp.	65,552	$ 1,862,332
Hub Group, Inc. Class A (a)	77,368	2,436,318
Pacer International, Inc. (a)(d)	74,956	338,801
Park-Ohio Holdings Corp. (a)	19,844	314,924
UTI Worldwide, Inc.	211,370	2,863,007
		11,340,058
Airlines - 0.7%
Alaska Air Group, Inc. (a)	76,121	4,394,465
Allegiant Travel Co. (a)(d)	31,496	1,478,737
AMR Corp. (a)(d)	746,281	2,701,537
Delta Air Lines, Inc. (a)	1,781,479	13,414,537
Hawaiian Holdings, Inc. (a)	111,372	465,535
JetBlue Airways Corp. (a)(d)	521,725	2,269,504
Pinnacle Airlines Corp. (a)	44,001	158,404
Republic Airways Holdings, Inc. (a)(d)	96,210	307,872
SkyWest, Inc. (d)	128,612	1,639,803
Spirit Airlines, Inc. (a)	50,958	615,573
United Continental Holdings, Inc. (a)(d)	696,192	12,942,209
US Airways Group, Inc. (a)(d)	334,007	1,867,099
		42,255,275
Building Products - 0.5%
A.O. Smith Corp.	69,918	2,747,078
AAON, Inc. (d)	43,588	763,226
Ameresco, Inc. Class A (a)	19,011	211,783
American Woodmark Corp. (d)	19,231	305,004
Ameron International Corp.	17,537	1,482,052
Apogee Enterprises, Inc.	58,003	544,648
Armstrong World Industries, Inc. (d)	37,644	1,515,924
Builders FirstSource, Inc. (a)(d)	93,298	180,065
Gibraltar Industries, Inc. (a)	63,286	561,980
Griffon Corp. (a)(d)	111,223	972,089
Insteel Industries, Inc.	37,536	393,377
Lennox International, Inc.	105,519	3,294,303
NCI Building Systems, Inc. (a)(d)	41,117	397,601
Owens Corning (a)(d)	245,392	7,131,092
PGT, Inc. (a)(d)	31,737	56,809
Quanex Building Products Corp.	77,730	1,003,494
Simpson Manufacturing Co. Ltd. (d)	92,639	2,633,727
Trex Co., Inc. (a)(d)	30,535	556,958
Universal Forest Products, Inc. (d)	39,610	1,210,482
US Home Systems, Inc.	15,460	76,372
USG Corp. (a)(d)	157,584	1,481,290
		27,519,354
Commercial Services & Supplies - 1.5%
A.T. Cross Co. Class A (a)	11,776	127,887
ABM Industries, Inc. (d)	92,738	1,895,565
ACCO Brands Corp. (a)	112,456	766,950
Acorn Energy, Inc. (a)	33,213	162,744
American Reprographics Co. (a)	75,972	297,051
Amrep Corp. (a)	2,187	16,096

	Shares	Value
APAC Customer Services, Inc. (a)	67,188	$ 567,739
Casella Waste Systems, Inc. Class A (a)	61,767	354,543
CECO Environmental Corp.	10,861	68,642
Cenveo, Inc. (a)(d)	149,628	661,356
Clean Harbors, Inc. (a)(d)	100,472	5,412,427
Command Security Corp. (a)	4,127	6,479
Consolidated Graphics, Inc. (a)	21,033	811,453
Copart, Inc. (a)	135,971	5,852,192
Corrections Corp. of America (a)(d)	230,644	5,233,312
Courier Corp.	23,631	175,106
Covanta Holding Corp. (d)	265,334	4,356,784
Deluxe Corp. (d)	105,795	2,341,243
Ecology & Environment, Inc. Class A	4,619	76,722
EnergySolutions, Inc. (d)	182,988	645,948
EnerNOC, Inc. (a)(d)	37,375	469,056
Ennis, Inc.	53,968	856,472
Food Technology Service, Inc. (a)	11,431	75,216
Fuel Tech, Inc. (a)(d)	43,650	259,718
G&K Services, Inc. Class A	39,177	1,105,575
Healthcare Services Group, Inc.	125,607	1,969,518
Heritage-Crystal Clean, Inc. (a)	10,239	169,455
Herman Miller, Inc.	126,594	2,515,423
Higher One Holdings, Inc. (a)(d)	57,594	921,504
HNI Corp.	76,702	1,581,595
Hudson Technologies, Inc. (a)	5,000	7,100
Humitech International Group, Inc. (a)	75	0
Industrial Services of America, Inc. (a)(d)	12,843	96,965
InnerWorkings, Inc. (a)(d)	63,081	478,154
Interface, Inc. Class A (d)	112,980	1,703,738
Intersections, Inc.	38,322	582,494
KAR Auction Services, Inc. (a)	50,849	745,955
Kimball International, Inc. Class B	57,256	326,359
Knoll, Inc.	97,493	1,542,339
M&F Worldwide Corp. (a)(d)	25,437	557,070
McGrath RentCorp.	50,148	1,195,528
Metalico, Inc. (a)(d)	92,179	408,353
Mine Safety Appliances Co.	71,805	2,218,775
Mobile Mini, Inc. (a)(d)	76,916	1,465,250
Multi-Color Corp.	29,648	771,441
Perma-Fix Environmental Services, Inc. (a)	111,539	161,732
Quad/Graphics, Inc.	54,237	1,124,875
Rollins, Inc.	155,505	3,251,610
Schawk, Inc. Class A	27,510	334,797
Standard Parking Corp. (a)	31,613	514,344
Standard Register Co.	38,184	107,297
Steelcase, Inc. Class A	179,677	1,487,726
Superior Uniform Group, Inc.	5,649	67,844
Swisher Hygiene, Inc. (Canada) (a)(d)	117,478	526,683
Sykes Enterprises, Inc. (a)(d)	86,940	1,360,611
Team, Inc. (a)(d)	39,317	980,566
Tetra Tech, Inc. (a)(d)	128,637	2,561,163
The Brink's Co.	97,784	2,513,049
The Geo Group, Inc. (a)(d)	142,361	3,056,491
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
TMS International Corp.	23,655	$ 174,337
TRC Companies, Inc. (a)	26,022	130,891
Unifirst Corp. Massachusetts	31,525	1,632,365
United Stationers, Inc.	100,653	3,174,596
US Ecology, Inc.	43,879	802,547
Versar, Inc. (a)	11,390	31,892
Viad Corp.	40,904	841,395
Virco Manufacturing Co.	4,818	11,611
Waste Connections, Inc. (d)	237,277	8,207,411
WCA Waste Corp. (a)	27,200	119,408
		85,028,533
Construction & Engineering - 0.8%
AECOM Technology Corp. (a)	228,371	5,188,589
Argan, Inc. (a)(d)	15,383	159,522
Comfort Systems USA, Inc.	79,056	755,775
Dycom Industries, Inc. (a)	83,503	1,522,260
EMCOR Group, Inc. (a)	136,969	3,137,960
Furmanite Corp. (a)	78,211	477,087
Granite Construction, Inc. (d)	73,710	1,528,008
Great Lakes Dredge & Dock Corp.	121,423	593,758
Insituform Technologies, Inc. Class A (a)(d)	80,477	1,330,285
Integrated Electrical Services, Inc. (a)(d)	10,323	27,149
KBR, Inc.	317,244	9,533,182
Layne Christensen Co. (a)(d)	40,869	1,147,193
MasTec, Inc. (a)	119,225	2,646,795
Michael Baker Corp. (a)	16,454	371,038
MYR Group, Inc. (a)	45,089	940,557
Northwest Pipe Co. (a)(d)	22,062	601,410
Orion Marine Group, Inc. (a)	51,220	329,345
Pike Electric Corp. (a)	35,720	301,477
Primoris Services Corp.	62,918	723,557
Shaw Group, Inc. (a)(d)	176,014	4,102,886
Sterling Construction Co., Inc. (a)	32,215	411,063
Tutor Perini Corp.	90,837	1,275,351
UniTek Global Services, Inc. (a)	26,575	138,987
URS Corp. (a)	163,632	5,738,574
Willdan Group, Inc. (a)	13,349	54,197
		43,036,005
Electrical Equipment - 1.5%
A123 Systems, Inc. (a)(d)	186,859	893,186
Active Power, Inc. (a)	187,322	286,603
Acuity Brands, Inc. (d)	89,217	4,107,551
Advanced Battery Technologies, Inc. (a)(d)	173,073	240,571
Allied Motion Technologies, Inc.	14,531	78,758
Altair Nanotechnologies, Inc. (a)(d)	134,765	154,980
American Superconductor Corp. (a)(d)	92,159	633,132
AMETEK, Inc.	338,631	13,233,699
AZZ, Inc. (d)	25,466	1,205,306

	Shares	Value
Babcock & Wilcox Co. (a)	243,185	$ 5,600,551
Beacon Power Corp. (a)(d)	47,910	44,077
Belden, Inc.	96,777	2,952,666
Brady Corp. Class A (d)	112,947	3,106,043
Broadwind Energy, Inc. (a)(d)	133,691	94,921
Capstone Turbine Corp. (a)(d)	548,211	657,853
Coleman Cable, Inc. (a)(d)	32,333	396,726
Digital Power Corp. (a)	4,959	8,182
Ecotality, Inc. (a)	21,157	44,007
Encore Wire Corp.	39,854	893,128
Ener1, Inc. (a)(d)	247,253	95,934
Energy Focus, Inc. (a)	51,088	21,457
EnerSys (a)(d)	106,028	2,382,449
Espey Manufacturing & Electronics Corp.	1,762	44,579
Franklin Electric Co., Inc.	43,952	1,885,980
FuelCell Energy, Inc. (a)(d)	272,108	321,087
Generac Holdings, Inc. (a)	65,375	1,347,379
General Cable Corp. (a)(d)	108,131	3,260,150
Global Power Equipment Group, Inc. (a)(d)	32,285	786,463
GrafTech International Ltd. (a)(d)	272,063	4,271,389
Hoku Corp. (a)(d)	35,507	69,239
Hubbell, Inc. Class B	117,997	6,977,163
II-VI, Inc. (a)(d)	106,732	2,108,491
Lime Energy Co. (a)	31,271	113,826
LSI Industries, Inc.	44,151	325,393
MagneTek, Inc. (a)	56,451	79,031
Nexxus Lighting, Inc. (a)	32,997	65,994
Ocean Power Technologies, Inc. (a)(d)	24,836	94,128
Orion Energy Systems, Inc. (a)	65,072	244,671
Plug Power, Inc. (a)(d)	31,776	57,832
Polypore International, Inc. (a)(d)	88,187	5,438,492
Powell Industries, Inc. (a)	22,464	840,603
PowerSecure International, Inc. (a)(d)	41,535	191,061
Preformed Line Products Co. (d)	7,217	398,523
Regal-Beloit Corp.	80,020	4,704,376
Satcon Technology Corp. (a)(d)	233,919	311,112
SL Industries, Inc. (a)	7,123	146,235
Thermon Group Holdings, Inc.	20,848	324,812
Thomas & Betts Corp. (a)	109,491	4,782,567
Ultralife Corp. (a)	40,740	198,404
Universal Security Instruments, Inc. (a)	4,000	26,840
UQM Technologies, Inc. (a)(d)	78,497	169,554
Valence Technology, Inc. (a)(d)	182,149	220,400
Vicor Corp.	52,357	591,111
Westinghouse Solar, Inc. (a)(d)	8,750	8,313
Woodward, Inc.	121,286	3,932,092
Zbb Energy Corp. (a)(d)	44,500	51,620
		81,520,690
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	127,003	4,979,788
Raven Industries, Inc. (d)	37,521	2,038,516
Seaboard Corp.	750	1,731,750
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - continued
Standex International Corp.	30,898	$ 899,132
Tredegar Corp.	48,210	807,035
		10,456,221
Machinery - 3.6%
3D Systems Corp. (a)(d)	94,502	1,717,101
Accuride Corp. (a)	109,296	921,365
Actuant Corp. Class A	140,278	2,816,782
Adept Technology, Inc. (a)	1,291	5,125
AGCO Corp. (a)	198,904	8,521,047
Alamo Group, Inc.	18,436	422,737
Albany International Corp. Class A	56,075	1,219,071
Altra Holdings, Inc. (a)	56,063	870,098
American Railcar Industries, Inc. (a)(d)	20,486	375,099
Ampco-Pittsburgh Corp.	16,311	347,914
Art's-Way Manufacturing Co., Inc.	9,831	68,915
Astec Industries, Inc. (a)(d)	38,382	1,328,401
Badger Meter, Inc.	31,371	1,098,926
Baldwin Technology Co., Inc. Class A (a)	3,555	4,550
Barnes Group, Inc.	89,674	2,064,295
Blount International, Inc. (a)	108,349	1,703,246
Briggs & Stratton Corp.	103,058	1,664,387
Cascade Corp.	18,293	782,026
Chart Industries, Inc. (a)(d)	60,201	2,846,905
Chicago Rivet & Machine Co.	772	12,746
CIRCOR International, Inc. (d)	43,123	1,488,175
CLARCOR, Inc. (d)	104,325	4,855,286
Colfax Corp. (a)(d)	52,309	1,311,910
Columbus McKinnon Corp. (NY Shares) (a)	59,723	861,206
Commercial Vehicle Group, Inc. (a)	53,243	382,817
Crane Co.	105,218	4,445,461
Donaldson Co., Inc.	149,359	8,809,194
Douglas Dynamics, Inc.	51,117	742,219
Dynamic Materials Corp.	26,712	540,117
Eastern Co.	8,134	158,694
Energy Recovery, Inc. (a)(d)	88,726	227,139
EnPro Industries, Inc. (a)(d)	46,298	1,797,288
ESCO Technologies, Inc.	55,152	1,702,542
Federal Signal Corp.	121,956	664,660
Flow International Corp. (a)(d)	102,629	261,704
Force Protection, Inc. (a)	143,211	585,733
FreightCar America, Inc. (a)(d)	37,320	683,329
Gardner Denver, Inc.	112,031	8,826,922
Gorman-Rupp Co. (d)	37,881	1,106,125
Graco, Inc. (d)	125,133	4,940,251
Graham Corp.	20,873	351,293
Greenbrier Companies, Inc. (a)(d)	47,797	830,712
Hardinge, Inc.	25,807	251,102
Harsco Corp.	178,159	4,072,715
Hurco Companies, Inc. (a)	13,162	361,692
IDEX Corp.	168,617	6,269,180

	Shares	Value
John Bean Technologies Corp.	58,324	$ 921,519
Kadant, Inc. (a)	25,872	602,818
Kaydon Corp.	68,533	2,304,079
Kennametal, Inc. (d)	171,196	6,310,285
Key Technology, Inc. (a)	11,387	155,433
L.B. Foster Co. Class A	22,446	549,927
Lincoln Electric Holdings, Inc. (d)	185,845	6,324,305
Lindsay Corp. (d)	25,795	1,604,449
Lydall, Inc. (a)	33,795	368,703
Manitex International, Inc. (a)	20,847	88,183
Manitowoc Co., Inc. (d)	294,903	3,276,372
Meritor, Inc. (a)	200,112	1,690,946
Met-Pro Corp.	36,943	366,105
MFRI, Inc. (a)	13,428	122,195
Middleby Corp. (a)	38,347	3,089,426
Miller Industries, Inc.	26,248	509,999
Mueller Industries, Inc.	78,612	3,705,770
Mueller Water Products, Inc. Class A	316,699	734,742
NACCO Industries, Inc. Class A	11,186	858,078
Navistar International Corp. (a)	149,997	6,209,876
NN, Inc. (a)	36,484	280,927
Nordson Corp.	129,568	5,688,035
Omega Flex, Inc. (a)(d)	4,300	56,330
Oshkosh Truck Corp. (a)(d)	195,557	3,856,384
Pentair, Inc. (d)	205,653	7,058,011
PMFG, Inc. (a)(d)	34,252	624,414
RBC Bearings, Inc. (a)	45,506	1,590,435
Robbins & Myers, Inc.	86,218	4,142,775
Sauer-Danfoss, Inc. (a)	26,342	1,138,765
SPX Corp.	106,684	6,069,253
Sun Hydraulics Corp.	43,492	1,280,404
Tecumseh Products Co. Class A (non-vtg.) (a)	42,740	341,065
Tennant Co.	40,266	1,770,093
Terex Corp. (a)	232,416	3,748,870
The L.S. Starrett Co. Class A	13,961	152,454
Timken Co.	164,646	6,478,820
Titan International, Inc. (d)	84,234	1,811,031
Toro Co. (d)	64,556	3,522,821
TriMas Corp. (a)	51,403	993,620
Trinity Industries, Inc. (d)	165,443	4,559,609
Twin Disc, Inc. (d)	18,379	713,657
Valmont Industries, Inc. (d)	46,692	4,320,411
Wabash National Corp. (a)(d)	155,587	885,290
WABCO Holdings, Inc. (a)	141,484	6,600,229
Wabtec Corp.	101,767	6,196,593
Watts Water Technologies, Inc. Class A (d)	61,428	1,739,641
WSI Industries, Inc.	5,668	29,870
		200,761,219
Marine - 0.2%
Alexander & Baldwin, Inc. (d)	93,131	3,951,548
Baltic Trading Ltd. (d)	48,719	250,416
Eagle Bulk Shipping, Inc. (a)(d)	132,519	257,087
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Marine - continued
Genco Shipping & Trading Ltd. (a)(d)	62,443	$ 443,345
Horizon Lines, Inc. Class A (d)	72,927	40,110
International Shipholding Corp.	19,798	362,303
Kirby Corp. (a)(d)	111,886	6,158,205
Rand Logistics, Inc. (a)	22,234	160,085
		11,623,099
Professional Services - 1.2%
Acacia Research Corp. - Acacia Technologies (a)	84,872	3,708,906
Advisory Board Co. (a)(d)	31,342	1,948,846
Barrett Business Services, Inc.	12,908	184,713
CBIZ, Inc. (a)(d)	95,075	647,461
CDI Corp.	25,347	285,407
Corporate Executive Board Co.	69,514	2,288,401
CoStar Group, Inc. (a)(d)	46,991	2,404,999
CRA International, Inc. (a)	21,805	513,726
CTPartners Executive Search, Inc.	10,063	52,629
Dolan Co. (a)(d)	56,531	478,818
Exponent, Inc. (a)	28,956	1,223,681
Franklin Covey Co. (a)(d)	30,881	293,987
FTI Consulting, Inc. (a)(d)	97,091	3,532,171
GP Strategies Corp. (a)(d)	31,405	391,306
Heidrick & Struggles International, Inc.	35,769	742,922
Hill International, Inc. (a)	49,889	272,893
Hudson Highland Group, Inc. (a)	63,602	334,547
Huron Consulting Group, Inc. (a)	45,521	1,447,113
ICF International, Inc. (a)	37,186	843,007
IHS, Inc. Class A (a)(d)	102,192	7,929,077
Innovaro, Inc. (a)(d)	10,333	13,950
Insperity, Inc.	47,827	1,190,892
Kelly Services, Inc. Class A (non-vtg.)	60,489	919,433
Kforce, Inc. (a)(d)	76,792	797,101
Korn/Ferry International (a)	96,434	1,568,017
Lightbridge Corp. (a)(d)	22,248	56,955
Manpower, Inc.	171,580	6,911,242
MISTRAS Group, Inc. (a)	33,597	678,659
National Technical Systems, Inc. (a)	1,200	5,868
Navigant Consulting, Inc. (a)	100,907	957,607
Nielsen Holdings B.V. (a)	148,851	4,414,921
Odyssey Marine Exploration, Inc. (a)(d)	151,557	424,360
On Assignment, Inc. (a)	74,694	567,674
RCM Technologies, Inc. (a)	22,706	108,081
Resources Connection, Inc.	95,261	996,430
RPX Corp.	15,337	415,633
School Specialty, Inc. (a)	39,327	374,000
SFN Group, Inc. (a)	104,836	1,468,752
Spherix, Inc. (a)	529	751
Towers Watson & Co.	113,631	6,703,093
TrueBlue, Inc. (a)(d)	90,684	1,274,110

	Shares	Value
Verisk Analytics, Inc. (a)	249,678	$ 8,698,782
VSE Corp.	9,167	227,525
		68,298,446
Road & Rail - 1.1%
AMERCO (a)	13,891	1,018,349
Arkansas Best Corp. (d)	51,642	1,066,407
Avis Budget Group, Inc. (a)(d)	238,419	3,135,210
Celadon Group, Inc.	50,144	587,688
Con-way, Inc.	113,856	2,913,575
Covenant Transport Group, Inc. Class A (a)	20,131	97,837
Dollar Thrifty Automotive Group, Inc. (a)	55,340	3,671,809
Frozen Food Express Industries, Inc. (a)	33,709	109,217
Genesee & Wyoming, Inc. Class A (a)(d)	80,237	4,167,510
Heartland Express, Inc.	114,007	1,732,906
Hertz Global Holdings, Inc. (a)(d)	494,357	5,536,798
J.B. Hunt Transport Services, Inc.	211,248	8,490,057
Kansas City Southern (a)(d)	235,125	12,734,370
Knight Transportation, Inc.	131,697	1,995,210
Landstar System, Inc.	100,282	4,060,418
Marten Transport Ltd.	34,654	636,941
Old Dominion Freight Lines, Inc. (a)(d)	96,003	3,083,616
P.A.M. Transportation Services, Inc. (a)	12,026	129,280
Patriot Transportation Holding, Inc. (a)	15,144	340,286
Quality Distribution, Inc. (a)	32,552	397,785
RailAmerica, Inc. (a)	52,514	716,816
Roadrunner Transportation Systems, Inc. (a)	22,643	347,796
Saia, Inc. (a)	33,104	396,255
Swift Transporation Co.	146,022	1,258,710
Universal Truckload Services, Inc. (a)	9,909	151,707
USA Truck, Inc. (a)	17,441	134,121
Werner Enterprises, Inc. (d)	106,019	2,468,122
YRC Worldwide, Inc. (a)(d)	117,940	89,398
Zipcar, Inc. (a)(d)	23,795	500,409
		61,968,603
Trading Companies & Distributors - 0.7%
Aceto Corp.	69,108	362,817
Air Lease Corp. Class A (d)	56,948	1,298,984
Aircastle Ltd. (d)	107,319	1,263,145
Applied Industrial Technologies, Inc. (d)	80,244	2,457,071
Beacon Roofing Supply, Inc. (a)(d)	98,166	1,821,961
BlueLinx Corp. (a)	32,060	67,967
CAI International, Inc. (a)(d)	24,138	365,208
DXP Enterprises, Inc. (a)	18,580	447,592
Essex Rental Corp. (a)(d)	20,996	86,923
GATX Corp.	94,331	3,420,442
H&E Equipment Services, Inc. (a)	57,634	589,596
Houston Wire & Cable Co.	36,511	535,616
Interline Brands, Inc. (a)	78,135	1,132,958
Kaman Corp. (d)	53,303	1,820,297
Lawson Products, Inc.	21,260	362,696
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
MSC Industrial Direct Co., Inc. Class A (d)	94,950	$ 5,855,567
RSC Holdings, Inc. (a)	122,895	978,244
Rush Enterprises, Inc. Class A (a)(d)	68,991	1,269,434
TAL International Group, Inc.	44,877	1,310,857
Textainer Group Holdings Ltd. (d)	42,597	1,009,975
Titan Machinery, Inc. (a)	34,326	909,982
Transcat, Inc. (a)	2,018	23,994
United Rentals, Inc. (a)(d)	127,751	2,130,887
Watsco, Inc. (d)	52,887	3,154,710
WESCO International, Inc. (a)(d)	89,105	3,839,534
Willis Lease Finance Corp. (a)	16,932	212,497
		36,728,954
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (a)	40,000	492,400
TOTAL INDUSTRIALS		753,971,930
INFORMATION TECHNOLOGY - 14.8%
Communications Equipment - 1.5%
Acme Packet, Inc. (a)	129,330	6,090,150
ADTRAN, Inc.	134,261	4,170,147
Alliance Fiber Optic Products, Inc. (a)(d)	9,905	79,240
Ambient Corp. (a)	4,086	30,849
Anaren, Inc. (a)	41,478	822,509
Arris Group, Inc. (a)	255,054	2,785,190
Aruba Networks, Inc. (a)(d)	173,975	3,710,887
Aviat Networks, Inc. (a)	125,073	325,190
Bel Fuse, Inc. Class B (non-vtg.)	23,302	404,057
BigBand Networks, Inc. (a)(d)	102,040	145,917
Black Box Corp.	37,297	921,982
Blue Coat Systems, Inc. (a)(d)	88,014	1,292,046
Brocade Communications Systems, Inc. (a)	972,340	3,762,956
Calix Networks, Inc. (a)	75,213	1,111,648
Ciena Corp. (a)(d)	191,868	2,348,464
Communications Systems, Inc.	3,190	46,510
Comtech Telecommunications Corp. (d)	62,933	1,752,055
DG FastChannel, Inc. (a)(d)	52,406	1,147,691
Dialogic, Inc. (a)(d)	41,259	115,113
Digi International, Inc. (a)	59,093	742,799
Ditech Networks, Inc. (a)	31,199	34,007
EchoStar Holding Corp. Class A (a)	88,857	2,163,668
EMCORE Corp. (a)(d)	184,398	295,037
Emulex Corp. (a)	180,262	1,242,005
Entrada Networks, Inc. (a)	292	0
Extreme Networks, Inc. (a)	289,013	800,566
Finisar Corp. (a)(d)	185,000	3,415,100
Globecomm Systems, Inc. (a)	45,031	578,648
Harmonic, Inc. (a)	282,298	1,343,738
Infinera Corp. (a)(d)	199,404	1,498,521

	Shares	Value
InterDigital, Inc. (d)	90,628	$ 6,380,211
Ixia (a)(d)	97,788	839,999
KVH Industries, Inc. (a)(d)	38,479	342,463
Lantronix, Inc. (a)	2,994	5,359
Loral Space & Communications Ltd. (a)	30,125	1,704,774
Meru Networks, Inc. (a)(d)	20,980	191,757
NETGEAR, Inc. (a)	74,815	2,080,605
Network Engines, Inc. (a)	84,070	105,088
Network Equipment Technologies, Inc. (a)(d)	65,892	168,684
NumereX Corp. Class A (a)	15,136	93,086
Oclaro, Inc. (a)(d)	149,825	636,756
Oplink Communications, Inc. (a)	40,251	665,349
Opnext, Inc. (a)	103,950	166,320
Optical Cable Corp.	11,466	44,717
ORBCOMM, Inc. (a)	66,752	150,192
Parkervision, Inc. (a)(d)	100,000	88,000
PC-Tel, Inc. (a)	41,380	263,591
Performance Technologies, Inc. (a)	4,304	8,178
Plantronics, Inc. (d)	107,437	3,443,356
Polycom, Inc. (a)	379,040	9,021,152
Powerwave Technologies, Inc. (a)(d)	313,857	552,388
Procera Networks, Inc. (a)	27,202	223,328
Relm Wireless Corp. (a)	20,572	21,806
Riverbed Technology, Inc. (a)(d)	311,670	7,723,183
SeaChange International, Inc. (a)	69,895	549,375
ShoreTel, Inc. (a)	46,585	325,163
Sonus Networks, Inc. (a)	434,232	1,124,661
Sycamore Networks, Inc.	41,488	713,179
Symmetricom, Inc. (a)	84,462	461,163
Technical Communications Corp.	2,835	21,206
Tekelec (a)	155,538	1,119,874
Telular Corp.	31,267	191,041
TII Industries, Inc. (a)	52,081	116,141
UTStarcom Holdings Corp. (a)	269,059	373,992
ViaSat, Inc. (a)(d)	94,161	3,342,716
Westell Technologies, Inc. Class A (a)(d)	123,763	308,170
Zhone Technologies, Inc. (a)	51,951	83,122
Zoom Technologies, Inc. (a)(d)	16,744	34,828
		86,861,663
Computers & Peripherals - 0.7%
Avid Technology, Inc. (a)	59,724	587,684
Concurrent Computer Corp. (a)	10,743	61,450
Cray, Inc. (a)	84,529	478,857
Datalink Corp. (a)	27,110	234,773
Dataram Corp. (a)	23,649	27,669
Diebold, Inc.	137,612	3,941,208
Dot Hill Systems Corp. (a)	105,073	184,928
Electronics for Imaging, Inc. (a)	98,666	1,402,044
Fusion-io, Inc. (d)	25,000	626,000
Hauppauge Digital, Inc. (a)(d)	28,370	40,285
Hutchinson Technology, Inc. (a)(d)	62,444	141,123
iGO, Inc. (a)(d)	68,990	93,137
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Imation Corp. (a)(d)	71,887	$ 498,896
Immersion Corp. (a)	59,376	417,413
Intermec, Inc. (a)(d)	127,048	936,344
Interphase Corp. (a)	11,825	56,287
Intevac, Inc. (a)(d)	55,110	452,453
KEY Tronic Corp. (a)	21,607	85,564
NCR Corp. (a)(d)	332,522	5,729,354
Novatel Wireless, Inc. (a)(d)	68,406	229,160
OCZ Technology Group, Inc. (a)(d)	92,301	523,347
Overland Storage, Inc. (a)	20,600	58,504
Presstek, Inc. (a)(d)	42,003	57,964
QLogic Corp. (a)	218,035	3,045,949
Qualstar Corp. (a)	6,660	11,722
Quantum Corp. (a)(d)	445,066	867,879
Rimage Corp.	26,174	360,416
Seagate Technology	930,000	10,769,400
Silicon Graphics International Corp. (a)(d)	61,311	976,684
STEC, Inc. (a)(d)	87,553	831,316
Stratasys, Inc. (a)(d)	42,042	972,852
Super Micro Computer, Inc. (a)(d)	56,365	773,046
Synaptics, Inc. (a)(d)	69,626	1,700,963
Transact Technologies, Inc. (a)	18,832	183,800
USA Technologies, Inc. (a)(d)	67,384	131,399
		37,489,870
Electronic Equipment & Components - 2.1%
ADDvantage Technologies Group, Inc. (a)	11,928	26,838
Advanced Photonix, Inc. Class A (a)	41,087	42,730
Aeroflex Holding Corp.	47,000	412,660
Agilysys, Inc. (a)(d)	40,517	366,679
Anixter International, Inc. (d)	60,923	3,595,066
Arrow Electronics, Inc. (a)(d)	243,188	7,587,466
Avnet, Inc. (a)	317,196	8,323,223
AVX Corp.	107,121	1,403,285
Benchmark Electronics, Inc. (a)	128,508	1,741,283
Brightpoint, Inc. (a)	147,097	1,401,834
CalAmp Corp. (a)	56,189	170,815
Checkpoint Systems, Inc. (a)(d)	81,844	1,246,484
Clearfield, Inc. (a)	17,009	123,145
Cognex Corp.	76,903	2,460,896
Coherent, Inc. (a)	51,817	2,290,830
Comverge, Inc. (a)(d)	54,584	132,639
CTS Corp.	70,681	678,538
Daktronics, Inc.	76,570	738,135
DDi Corp.	48,439	367,168
Digital Ally, Inc. (a)(d)	38,320	34,488
Document Security Systems, Inc. (a)(d)	30,814	76,727
Dolby Laboratories, Inc. Class A (a)(d)	109,844	3,690,758
DTS, Inc. (a)	34,766	1,068,012
Dynasil Corp. of America (a)(d)	9,408	27,471
Echelon Corp. (a)(d)	68,729	573,887

	Shares	Value
Electro Rent Corp.	37,093	$ 548,605
Electro Scientific Industries, Inc. (a)	49,520	748,742
eMagin Corp. (a)(d)	37,814	133,483
Fabrinet (a)	39,355	648,964
FARO Technologies, Inc. (a)(d)	30,848	1,171,299
FEI Co. (a)(d)	79,773	2,551,938
Frequency Electronics, Inc. (a)	12,396	128,794
Giga-Tronics, Inc. (a)	4,585	6,878
GTSI Corp. (a)	18,931	82,728
I. D. Systems Inc. (a)	24,679	134,007
Identive Group, Inc. (a)(d)	91,095	170,348
IEC Electronics Corp. (a)(d)	18,101	98,831
Image Sensing Systems, Inc. (a)	2,863	20,929
Ingram Micro, Inc. Class A (a)(d)	325,836	5,812,914
Insight Enterprises, Inc. (a)	100,901	1,898,957
Intelli-Check, Inc. (a)(d)	25,728	30,359
IPG Photonics Corp. (a)(d)	60,608	3,514,052
Iteris, Inc. (a)	52,448	61,889
Itron, Inc. (a)(d)	83,637	3,330,425
KEMET Corp. (a)	76,207	702,629
LeCroy Corp. (a)	33,143	299,944
LGL Group, Inc. (a)	3,009	24,915
LightPath Technologies, Inc. Class A (a)	1,150	1,990
Littelfuse, Inc. (d)	46,156	2,141,177
LoJack Corp. (a)	47,516	152,526
LRAD Corp. (a)(d)	57,271	128,860
Maxwell Technologies, Inc. (a)(d)	51,079	885,199
Measurement Specialties, Inc. (a)(d)	28,194	880,499
Mercury Computer Systems, Inc. (a)	57,818	804,248
Mesa Laboratories, Inc.	4,207	143,921
Methode Electronics, Inc. Class A	85,089	831,320
Micronetics, Inc. (a)	3,743	23,469
Microvision, Inc. (a)(d)	195,563	176,007
MOCON, Inc.	2,413	35,640
MTS Systems Corp.	32,386	1,169,782
Multi-Fineline Electronix, Inc. (a)	21,997	418,603
Napco Security Technolgies, Inc. (a)	17,472	46,126
National Instruments Corp.	193,441	4,919,205
NeoPhotonics Corp.	34,019	207,516
NetList, Inc. (a)(d)	52,442	95,969
Newport Corp. (a)	77,293	1,000,171
OSI Systems, Inc. (a)	38,821	1,510,137
Par Technology Corp. (a)	25,957	93,964
Park Electrochemical Corp. (d)	37,916	938,421
PC Connection, Inc. (a)	38,611	344,024
PC Mall, Inc. (a)	16,427	103,983
Perceptron, Inc. (a)	22,932	142,637
Planar Systems, Inc. (a)	44,024	88,048
Plexus Corp. (a)	84,283	2,240,242
Power-One, Inc. (a)(d)	142,864	1,080,052
Pulse Electronics Corp.	78,284	263,034
RadiSys Corp. (a)	64,186	483,962
Research Frontiers, Inc. (a)(d)	33,274	137,089
RF Industries Ltd.	13,982	55,928
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
RF Monolithics, Inc. (a)	3,462	$ 3,462
Richardson Electronics Ltd.	33,307	460,969
Rofin-Sinar Technologies, Inc. (a)	64,495	1,489,190
Rogers Corp. (a)	32,002	1,595,940
Sanmina-SCI Corp. (a)	167,768	1,295,169
ScanSource, Inc. (a)	56,111	1,736,635
Sigmatron International, Inc. (a)	762	3,200
Superconductor Technologies, Inc. (a)(d)	131,677	226,484
SYNNEX Corp. (a)(d)	51,035	1,344,262
Tech Data Corp. (a)(d)	97,860	4,607,249
Tessco Technologies, Inc.	11,035	160,780
Trimble Navigation Ltd. (a)	256,900	9,541,266
TTM Technologies, Inc. (a)(d)	113,407	1,266,756
Universal Display Corp. (a)(d)	85,087	4,175,219
Viasystems Group, Inc. (a)(d)	9,833	185,155
Vicon Industries, Inc. (a)	18,575	62,041
Vishay Intertechnology, Inc. (a)(d)	341,399	3,891,949
Vishay Precision Group, Inc. (a)(d)	25,449	381,735
Wireless Ronin Technologies, Inc. (a)	6,055	7,690
X-Rite, Inc. (a)(d)	61,803	226,199
Zygo Corp. (a)	33,130	435,991
		115,343,777
Internet Software & Services - 1.4%
Active Network, Inc. (d)	25,000	404,500
Ancestry.com, Inc. (a)(d)	61,834	2,208,092
AOL, Inc. (a)(d)	224,248	3,493,784
Autobytel, Inc. (a)	88,801	81,697
Bankrate, Inc. (d)	40,638	676,623
Carbonite, Inc. (d)	13,662	202,334
comScore, Inc. (a)(d)	66,214	1,056,113
Constant Contact, Inc. (a)(d)	59,717	1,142,386
Cornerstone OnDemand, Inc. (d)	20,976	325,548
Crexendo, Inc.	12,555	52,857
DealerTrack Holdings, Inc. (a)	82,306	1,540,768
Demand Media, Inc.	71,346	617,143
Dice Holdings, Inc. (a)	105,899	1,068,521
Digital River, Inc. (a)(d)	82,089	1,651,631
EarthLink, Inc.	265,160	1,956,881
EasyLink Services International Corp. (a)	52,492	260,360
EDGAR Online, Inc. (a)	50,000	38,000
Equinix, Inc. (a)	98,174	9,232,283
FriendFinder Networks, Inc. (a)(d)	25,449	76,601
IAC/InterActiveCorp (a)	183,356	7,248,063
InfoSpace, Inc. (a)	94,187	900,428
InsWeb Corp. (a)	283	1,760
Internap Network Services Corp. (a)	102,188	529,334
Internet Media Services, Inc. (a)	7,375	443
IntraLinks Holdings, Inc.	102,500	960,425
Inuvo, Inc. (a)	12,036	20,943
iPass, Inc.	111,360	163,699
j2 Global Communications, Inc.	101,272	3,235,640

	Shares	Value
Keynote Systems, Inc.	36,547	$ 878,224
KIT Digital, Inc. (a)(d)	67,573	748,033
Limelight Networks, Inc. (a)(d)	122,190	306,697
LinkedIn Corp. (a)(d)	15,000	1,261,800
Liquidity Services, Inc. (a)	39,841	956,184
LivePerson, Inc. (a)(d)	99,584	1,170,112
Local.com Corp. (a)(d)	40,543	115,548
LogMeIn, Inc. (a)(d)	31,013	969,156
LookSmart Ltd. (a)	40,635	59,327
LoopNet, Inc. (a)	68,498	1,202,825
Marchex, Inc. Class B	49,302	495,978
Market Leader, Inc. (a)	9,851	20,293
ModusLink Global Solutions, Inc.	97,556	402,906
Move, Inc. (a)	312,817	563,071
NIC, Inc.	126,405	1,468,826
Onstream Media Corp. (a)	16,789	14,925
Onvia.com, Inc. (a)(d)	1,133	4,113
OpenTable, Inc. (a)(d)	41,342	2,521,449
Openwave Systems, Inc. (a)	210,780	402,590
Perficient, Inc. (a)	61,052	537,258
quepasa.com, Inc. (a)	26,197	120,768
QuinStreet, Inc. (a)(d)	54,986	663,131
Rackspace Hosting, Inc. (a)	225,955	8,260,915
RealNetworks, Inc.	46,557	430,652
Reis, Inc. (a)	12,850	128,500
Responsys, Inc.	13,640	198,598
RightNow Technologies, Inc. (a)(d)	50,657	1,661,043
Saba Software, Inc. (a)	73,699	512,945
SciQuest, Inc.	44,604	667,722
Selectica, Inc. (a)	2,268	11,022
SPS Commerce, Inc. (a)	15,025	272,403
Stamps.com, Inc.	24,970	490,411
Support.com, Inc. (a)(d)	144,855	360,689
TechTarget, Inc. (a)	27,794	177,604
TheStreet.com, Inc.	58,323	140,558
Travelzoo, Inc. (a)(d)	13,347	487,566
United Online, Inc.	183,141	992,624
ValueClick, Inc. (a)(d)	168,479	2,577,729
Vertro, Inc. (a)	14,264	21,539
VistaPrint Ltd. (a)(d)	84,760	2,494,487
Vocus, Inc. (a)(d)	38,632	831,747
Web.com, Inc. (a)	54,104	510,742
WebMD Health Corp. (a)	125,513	4,435,629
WebMediaBrands, Inc. (a)	31,939	28,745
XO Group, Inc. (a)	65,794	594,778
Zillow, Inc. (a)(d)	7,673	285,282
Zix Corp. (a)(d)	168,463	572,774
		81,176,775
IT Services - 1.8%
Acxiom Corp. (a)	163,059	1,788,757
Alliance Data Systems Corp. (a)(d)	109,104	10,191,405
Analysts International Corp. (a)	1,936	7,105
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Booz Allen Hamilton Holding Corp. Class A	47,885	$ 768,075
Broadridge Financial Solutions, Inc.	260,289	5,419,217
CACI International, Inc. Class A (a)(d)	62,437	3,437,781
Cardtronics, Inc. (a)	69,544	1,721,909
Cass Information Systems, Inc.	19,126	691,979
Ciber, Inc. (a)	130,559	428,234
Computer Task Group, Inc. (a)(d)	27,473	306,873
Convergys Corp. (a)(d)	249,199	2,653,969
CoreLogic, Inc. (a)	241,426	2,757,085
CSG Systems International, Inc. (a)	78,983	1,055,213
CSP, Inc. (a)	3,555	12,371
DST Systems, Inc.	76,200	3,575,304
Dynamics Research Corp. (a)(d)	21,990	216,602
Echo Global Logistics, Inc. (a)(d)	31,274	437,836
Edgewater Technology, Inc. (a)	7,473	21,821
Euronet Worldwide, Inc. (a)(d)	99,272	1,615,155
ExlService Holdings, Inc. (a)	31,031	805,254
FleetCor Technologies, Inc.	29,257	831,191
Forrester Research, Inc.	29,110	981,007
Gartner, Inc. Class A (a)(d)	171,855	6,121,475
Genpact Ltd. (a)	230,000	3,811,100
Global Cash Access Holdings, Inc. (a)	60,585	181,755
Global Payments, Inc.	166,819	7,645,315
Hackett Group, Inc. (a)	84,122	318,822
Heartland Payment Systems, Inc.	77,033	1,656,980
iGate Corp.	48,489	544,047
Information Services Group, Inc. (a)(d)	46,725	60,743
Innodata Isogen, Inc. (a)	57,252	163,741
Jack Henry & Associates, Inc.	178,784	5,227,644
Lender Processing Services, Inc.	196,169	3,460,421
Lionbridge Technologies, Inc. (a)	146,424	437,808
ManTech International Corp. Class A (d)	44,878	1,682,476
Mastech Holdings, Inc. (a)	2,512	10,249
Mattersight Corp. (a)(d)	7,980	42,693
Maximus, Inc.	70,718	2,615,859
MoneyGram International, Inc. (a)	222,097	570,789
NCI, Inc. Class A (a)	15,408	251,921
NeuStar, Inc. Class A (a)	153,141	3,828,525
Newtek Business Services, Inc. (a)	5,503	7,209
Online Resources Corp. (a)	46,607	130,500
PFSweb, Inc. (a)	57,508	297,891
PRG-Schultz International, Inc. (a)	30,843	181,357
Rainmaker Systems, Inc. (a)	15,480	17,492
Sapient Corp.	223,100	2,393,863
ServiceSource International, Inc.	44,504	804,187
StarTek, Inc. (a)	22,269	72,152
Storage Engine, Inc. (a)	500	0
Stream Global Services, Inc. (a)(d)	78,136	214,093
Syntel, Inc. (d)	35,000	1,601,600
Teletech Holdings, Inc. (a)	62,415	1,107,242

	Shares	Value
The Management Network Group, Inc. (a)	2,929	$ 6,766
Tier Technologies, Inc. Class B (a)	27,138	100,139
TNS, Inc. (a)	53,090	900,406
TSR, Inc. (a)	2,039	8,788
Unisys Corp. (a)	78,384	1,378,775
VeriFone Systems, Inc. (a)	206,055	7,257,257
Virtusa Corp. (a)	31,847	502,227
WidePoint Corp. (a)	102,981	83,415
WPCS International, Inc. (a)	38,998	89,305
Wright Express Corp. (a)	78,835	3,322,107
Zanett, Inc. (a)(d)	19,063	9,150
		98,842,427
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	119,030	4,276,748
Semiconductors & Semiconductor Equipment - 3.3%
Advanced Analogic Technologies, Inc. (a)	105,154	630,924
Advanced Energy Industries, Inc. (a)	74,192	741,178
AEHR Test Systems (a)	9,000	9,720
Aetrium, Inc. (a)	6,743	10,721
Amkor Technology, Inc. (a)	208,769	908,145
Amtech Systems, Inc. (a)(d)	19,914	216,067
ANADIGICS, Inc. (a)(d)	146,428	405,606
Applied Micro Circuits Corp. (a)	192,336	1,094,392
Atmel Corp. (a)	953,470	8,686,112
ATMI, Inc. (a)	65,860	1,128,182
AuthenTec, Inc. (a)(d)	53,075	153,918
Axcelis Technologies, Inc. (a)	209,208	284,523
AXT, Inc. (a)	91,754	712,929
Brooks Automation, Inc.	166,153	1,571,807
BTU International, Inc. (a)	13,926	79,935
Cabot Microelectronics Corp. (a)(d)	56,016	2,227,196
Cascade Microtech, Inc. (a)	15,468	62,645
Cavium, Inc. (a)	100,852	3,246,426
Ceva, Inc. (a)(d)	45,066	1,198,756
Cirrus Logic, Inc. (a)(d)	136,722	2,075,440
Cohu, Inc.	53,812	596,775
Cree, Inc. (a)(d)	228,265	7,402,634
CVD Equipment Corp. (a)	8,902	162,372
CyberOptics Corp. (a)	6,328	54,990
Cymer, Inc. (a)(d)	56,882	2,301,446
Cypress Semiconductor Corp. (d)	366,031	5,797,931
DayStar Technologies, Inc. (a)	26,144	7,582
Diodes, Inc. (a)(d)	69,247	1,386,325
DSP Group, Inc. (a)	46,628	301,683
Energy Conversion Devices, Inc. (a)(d)	99,364	74,543
Entegris, Inc. (a)	272,049	2,045,808
Entropic Communications, Inc. (a)(d)	140,648	631,510
Exar Corp. (a)(d)	95,781	580,433
Fairchild Semiconductor International, Inc. (a)	263,581	3,495,084
FormFactor, Inc. (a)(d)	110,045	868,255
FSI International, Inc. (a)(d)	90,047	193,601
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
GSI Technology, Inc. (a)	42,569	$ 214,122
GT Advanced Technologies, Inc. (a)(d)	257,518	3,144,295
Hittite Microwave Corp. (a)	65,370	3,550,898
Ikanos Communications, Inc. (a)	115,443	122,370
Inphi Corp.	34,658	278,650
Integrated Device Technology, Inc. (a)(d)	335,484	1,898,839
Integrated Silicon Solution, Inc. (a)(d)	51,768	426,051
International Rectifier Corp. (a)(d)	154,826	3,528,485
Intersil Corp. Class A	256,774	2,883,572
Intest Corp. (a)	29,204	85,568
IXYS Corp. (a)(d)	59,965	719,580
Kopin Corp. (a)	153,988	582,075
Kulicke & Soffa Industries, Inc. (a)(d)	152,639	1,327,959
Lam Research Corp. (a)	261,464	9,716,002
Lattice Semiconductor Corp. (a)(d)	235,951	1,328,404
LTX-Credence Corp. (a)	104,147	592,596
Marvell Technology Group Ltd. (a)	1,113,145	14,637,857
Mattson Technology, Inc. (a)(d)	118,451	174,123
Maxim Integrated Products, Inc.	628,581	14,488,792
MaxLinear, Inc. Class A (a)	19,423	111,682
MEMSIC, Inc. (a)	8,643	24,287
Micrel, Inc.	96,504	975,655
Microsemi Corp. (a)	177,283	2,753,205
Mindspeed Technologies, Inc. (a)(d)	64,454	373,833
MIPS Technologies, Inc. (a)(d)	104,835	587,076
MKS Instruments, Inc.	112,266	2,606,817
Monolithic Power Systems, Inc. (a)	82,168	1,037,782
MoSys, Inc. (a)(d)	60,959	243,836
Nanometrics, Inc. (a)(d)	41,017	651,760
Netlogic Microsystems, Inc. (a)	142,842	4,288,117
NVE Corp. (a)(d)	11,458	756,915
Omnivision Technologies, Inc. (a)	110,790	2,038,536
ON Semiconductor Corp. (a)	931,049	6,768,726
PDF Solutions, Inc. (a)	40,505	203,740
Pericom Semiconductor Corp. (a)	65,839	512,227
Photronics, Inc. (a)(d)	110,400	715,392
Pixelworks, Inc. (a)	35,295	83,649
PLX Technology, Inc. (a)	81,321	256,974
PMC-Sierra, Inc. (a)	478,571	2,914,497
Power Integrations, Inc.	57,924	1,861,677
QuickLogic Corp. (a)(d)	76,504	218,036
Rambus, Inc. (a)(d)	228,253	2,650,017
Ramtron International Corp. (a)	65,988	151,772
RF Micro Devices, Inc. (a)	556,352	3,454,946
Rubicon Technology, Inc. (a)(d)	35,909	462,687
Rudolph Technologies, Inc. (a)	62,052	422,574
Semtech Corp. (a)	136,520	2,911,972
Sigma Designs, Inc. (a)(d)	62,892	506,910
Silicon Image, Inc. (a)	164,044	874,355
Silicon Laboratories, Inc. (a)(d)	91,480	3,162,464
Skyworks Solutions, Inc. (a)	388,594	8,016,694

	Shares	Value
Spansion, Inc. Class A (a)	62,633	$ 940,121
Spire Corp. (a)	200	468
Standard Microsystems Corp. (a)	48,129	1,011,672
SunPower Corp. Class A (a)(d)	86,860	1,224,726
Supertex, Inc. (a)	23,977	467,791
Tessera Technologies, Inc. (a)	101,467	1,428,655
TranSwitch Corp. (a)(d)	48,274	137,581
Trident Microsystems, Inc. (a)	197,563	81,989
TriQuint Semiconductor, Inc. (a)(d)	346,255	2,624,613
Ultra Clean Holdings, Inc. (a)	44,575	250,957
Ultratech, Inc. (a)(d)	49,429	1,009,340
Varian Semiconductor Equipment Associates, Inc. (a)	155,807	9,548,632
Veeco Instruments, Inc. (a)(d)	83,345	3,030,424
Vitesse Semiconductor Corp. (a)(d)	50,744	173,544
Volterra Semiconductor Corp. (a)	52,784	1,068,876
		186,644,031
Software - 3.9%
Accelrys, Inc. (a)	120,176	781,144
ACI Worldwide, Inc. (a)	78,641	2,352,152
Activision Blizzard, Inc. (d)	887,503	10,508,036
Actuate Corp. (a)	89,294	568,803
Advent Software, Inc. (a)(d)	65,312	1,514,585
American Software, Inc. Class A	40,573	327,830
ANSYS, Inc. (a)(d)	193,059	10,421,325
Ariba, Inc. (a)(d)	194,662	5,281,180
Aspen Technology, Inc. (a)	191,793	3,220,204
Astea International, Inc. (a)	13,242	35,489
Authentidate Holding Corp. (a)	66,432	55,139
Bitstream, Inc. Class A (a)	3,682	20,361
Blackbaud, Inc.	88,516	2,216,441
Blackboard, Inc. (a)(d)	73,313	3,094,542
Bottomline Technologies, Inc. (a)(d)	68,740	1,578,958
BroadSoft, Inc. (a)(d)	43,753	1,323,528
BSQUARE Corp. (a)	30,361	142,697
Cadence Design Systems, Inc. (a)(d)	561,803	5,191,060
Callidus Software, Inc. (a)(d)	65,801	318,477
Cinedigm Digital Cinema Corp. (a)	46,130	65,966
CommVault Systems, Inc. (a)(d)	97,486	3,305,750
Concur Technologies, Inc. (a)(d)	96,880	4,051,522
Convio, Inc. (a)	18,780	173,152
CyberDefender Corp. (a)(d)	45,661	21,917
Datawatch Corp. (a)	3,120	16,630
Deltek, Inc. (a)(d)	63,814	421,172
DemandTec, Inc. (a)(d)	53,416	351,477
Digimarc Corp. (a)	13,264	443,150
ebix.com, Inc. (a)(d)	70,033	1,147,141
Ellie Mae, Inc.	15,532	85,115
EPIQ Systems, Inc.	76,732	960,685
ePlus, Inc. (a)	8,745	220,024
Evolving Systems, Inc.	12,044	81,297
FactSet Research Systems, Inc.	89,399	7,858,172
Fair Isaac Corp.	85,151	2,175,608
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
FalconStor Software, Inc. (a)	78,064	$ 255,269
Fonix Corp. (a)	1	0
Fortinet, Inc. (a)	205,434	3,929,952
Glu Mobile, Inc. (a)(d)	63,707	194,306
GSE Systems, Inc. (a)	33,148	69,279
Guidance Software, Inc. (a)	16,690	105,147
Informatica Corp. (a)	222,525	9,297,095
Interactive Intelligence Group, Inc. (a)	39,218	1,267,526
JDA Software Group, Inc. (a)(d)	90,081	2,379,039
Kenexa Corp. (a)	46,883	986,887
Magma Design Automation, Inc. (a)(d)	122,960	625,866
Majesco Entertainment Co. (a)(d)	152,851	374,485
Manhattan Associates, Inc. (a)	49,488	1,766,227
Mentor Graphics Corp. (a)	226,012	2,529,074
MICROS Systems, Inc. (a)	168,632	8,037,001
MicroStrategy, Inc. Class A (a)	21,893	2,690,212
Mitek Systems, Inc. (a)(d)	45,229	495,258
Monotype Imaging Holdings, Inc. (a)	47,725	558,860
Motricity, Inc. (a)(d)	68,605	159,850
NetScout Systems, Inc. (a)	67,175	927,015
NetSol Technologies, Inc. (a)(d)	127,503	119,088
NetSuite, Inc. (a)	58,707	1,887,430
Nuance Communications, Inc. (a)(d)	484,472	8,991,800
Opnet Technologies, Inc.	30,753	1,060,979
Parametric Technology Corp. (a)	245,407	4,417,326
Peerless Systems Corp. (a)	15,698	58,397
Pegasystems, Inc.	31,869	1,287,826
Pervasive Software, Inc. (a)	25,547	167,844
Progress Software Corp. (a)	146,140	3,044,096
PROS Holdings, Inc. (a)(d)	42,032	666,628
QAD, Inc. Class B	24,367	250,249
QLIK Technologies, Inc. (a)	117,924	2,992,911
Quest Software, Inc. (a)	127,647	2,199,358
RealD, Inc. (a)(d)	80,230	1,127,232
RealPage, Inc.	61,701	1,284,615
Renaissance Learning, Inc.	17,113	266,278
Rosetta Stone, Inc. (a)(d)	23,548	316,721
Rovi Corp. (a)	236,970	11,585,463
S1 Corp. (a)	119,210	1,095,540
Scientific Learning Corp. (a)	24,929	70,050
Smith Micro Software, Inc. (a)	72,854	137,694
SolarWinds, Inc. (a)	90,289	2,236,459
Solera Holdings, Inc.	147,097	8,627,239
Sonic Foundry, Inc. (a)	1,571	17,721
Sourcefire, Inc. (a)(d)	55,432	1,531,032
SRS Labs, Inc. (a)	23,248	191,564
SS&C Technologies Holdings, Inc. (a)	44,244	729,584
SuccessFactors, Inc. (a)(d)	163,630	3,822,397
Synchronoss Technologies, Inc. (a)(d)	71,953	1,954,243
Synopsys, Inc. (a)	312,818	8,095,730
Take-Two Interactive Software, Inc. (a)(d)	173,469	2,293,260

	Shares	Value
Taleo Corp. Class A (a)(d)	81,580	$ 2,105,580
Tangoe, Inc. (a)	19,247	213,064
TeleCommunication Systems, Inc. Class A (a)	110,511	418,837
TeleNav, Inc. (a)(d)	41,916	387,723
THQ, Inc. (a)(d)	139,201	271,442
TIBCO Software, Inc. (a)	349,547	7,822,862
TiVo, Inc. (a)(d)	265,219	2,811,321
Tyler Technologies, Inc. (a)(d)	75,793	1,912,257
Ultimate Software Group, Inc. (a)(d)	62,392	3,156,411
Vasco Data Security International, Inc. (a)	64,183	456,341
Verint Systems, Inc. (a)	36,973	1,056,688
Versant Corp. (a)	12,238	139,513
VirnetX Holding Corp. (a)(d)	97,330	2,091,622
VMware, Inc. Class A (a)	133,720	12,617,819
Wave Systems Corp. Class A (a)(d)	160,361	368,830
Websense, Inc. (a)(d)	78,628	1,617,378
Zoo Entertainment, Inc. (a)(d)	16,428	27,928
		216,981,447
TOTAL INFORMATION TECHNOLOGY		827,616,738
MATERIALS - 7.4%
Chemicals - 3.8%
A. Schulman, Inc.	65,137	1,188,099
ADA-ES, Inc. (a)(d)	14,108	214,301
Albemarle Corp.	191,516	9,711,776
American Pacific Corp. (a)	6,762	50,039
American Vanguard Corp. (d)	54,844	654,837
Ampal-American Israel Corp. Class A (a)	23,445	10,785
Arabian American Development Co. (a)	9,649	38,403
Arch Chemicals, Inc.	51,074	2,396,903
Ashland, Inc.	150,210	7,962,632
Balchem Corp. (d)	69,438	2,867,789
Cabot Corp.	124,551	4,288,291
Calgon Carbon Corp. (a)(d)	113,204	1,790,887
Celanese Corp. Class A	330,376	15,530,976
Cereplast, Inc. (a)(d)	22,207	72,839
Chase Corp. (d)	11,674	149,077
Chemtura Corp. (a)	229,942	3,044,432
Clean Diesel Technologies, Inc. (a)(d)	5,427	22,522
Cytec Industries, Inc.	100,709	4,572,189
Ferro Corp. (a)(d)	176,641	1,478,485
Flotek Industries, Inc. (a)(d)	79,469	550,720
FutureFuel Corp. (d)	27,930	315,330
Georgia Gulf Corp. (a)	69,742	1,477,833
H.B. Fuller Co. (d)	110,141	2,441,826
Hawkins, Inc.	17,707	641,879
Huntsman Corp.	401,923	5,269,211
Innophos Holdings, Inc.	44,030	1,832,088
Intrepid Potash, Inc. (a)(d)	98,989	3,387,404
KMG Chemicals, Inc.	16,501	249,495
Koppers Holdings, Inc.	42,068	1,397,920
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Kraton Performance Polymers, Inc. (a)	64,567	$ 1,547,671
Kronos Worldwide, Inc.	39,414	862,772
Landec Corp. (a)	68,409	407,034
LSB Industries, Inc. (a)	36,264	1,448,747
Lubrizol Corp.	138,423	18,652,499
LyondellBasell Industries NV Class A	717,687	24,867,855
Material Sciences Corp. (a)	21,107	147,960
Minerals Technologies, Inc.	38,575	2,237,736
Nalco Holding Co.	287,786	10,650,960
Nanophase Technologies Corp. (a)(d)	5,146	4,580
NewMarket Corp.	22,299	3,739,096
NL Industries, Inc.	13,948	210,615
Olin Corp. (d)	146,914	2,929,465
OM Group, Inc. (a)(d)	63,952	2,022,802
OMNOVA Solutions, Inc. (a)(d)	91,531	403,652
Penford Corp. (a)	27,329	150,310
PolyOne Corp.	192,213	2,427,650
Quaker Chemical Corp. (d)	23,930	797,826
Rockwood Holdings, Inc. (a)(d)	142,365	7,260,615
RPM International, Inc. (d)	267,877	5,582,557
Senomyx, Inc. (a)(d)	79,410	339,081
Sensient Technologies Corp.	107,319	3,901,046
Solutia, Inc. (a)	252,199	4,383,219
Spartech Corp. (a)	67,518	297,079
Stepan Co.	16,020	1,211,913
STR Holdings, Inc. (a)(d)	84,443	957,584
The Mosaic Co.	314,242	22,352,033
The Scotts Miracle-Gro Co. Class A (d)	92,939	4,513,118
TOR Minerals International, Inc. (a)	3,831	55,894
TPC Group, Inc. (a)	34,509	1,100,837
Valhi, Inc.	14,180	839,881
Valspar Corp. (d)	185,481	5,989,181
W.R. Grace & Co. (a)	125,246	4,937,197
Westlake Chemical Corp.	46,385	2,131,391
Zep, Inc.	44,069	776,936
Zoltek Companies, Inc. (a)(d)	60,096	528,845
		214,276,605
Construction Materials - 0.2%
Eagle Materials, Inc.	89,764	1,770,146
Headwaters, Inc. (a)	123,195	264,869
Martin Marietta Materials, Inc.	96,720	6,850,678
Texas Industries, Inc. (d)	49,233	1,753,187
U.S. Concrete, Inc. (a)	24,099	137,364
United States Lime & Minerals, Inc. (a)	5,589	236,582
		11,012,826
Containers & Packaging - 1.0%
AEP Industries, Inc. (a)	13,400	364,346
Aptargroup, Inc.	131,165	6,621,209
Boise, Inc.	192,983	1,198,424

	Shares	Value
Crown Holdings, Inc. (a)(d)	334,090	$ 11,850,172
Graham Packaging Co., Inc. (a)(d)	41,381	1,053,974
Graphic Packaging Holding Co. (a)	260,313	1,095,918
Greif, Inc. Class A	71,069	3,969,914
MOD-PAC Corp. (sub. vtg.) (a)	3,740	22,290
Myers Industries, Inc.	63,350	689,248
Northern Technologies International Corp. (a)	1,103	18,056
Packaging Corp. of America	212,982	5,399,094
Rock-Tenn Co. Class A	141,952	7,618,564
Silgan Holdings, Inc.	104,566	3,966,188
Sonoco Products Co.	211,021	6,666,153
Temple-Inland, Inc.	224,197	5,425,567
UFP Technologies, Inc. (a)	15,346	248,759
		56,207,876
Metals & Mining - 2.0%
A.M. Castle & Co. (a)	38,879	471,991
Allied Nevada Gold Corp. (a)(d)	180,765	7,507,170
Amcol International Corp.	58,468	1,701,419
Carpenter Technology Corp.	91,370	4,611,444
Century Aluminum Co. (a)(d)	117,350	1,428,150
Coeur d'Alene Mines Corp. (a)(d)	183,026	5,207,090
Commercial Metals Co. (d)	251,961	2,960,542
Compass Minerals International, Inc.	68,023	5,143,219
Comstock Mining, Inc. (a)	16,909	53,263
Friedman Industries	12,455	118,323
General Moly, Inc. (a)(d)	124,016	492,344
Globe Specialty Metals, Inc.	115,739	1,938,628
Golden Minerals Co. (a)(d)	29,118	385,814
Handy & Harman Ltd. (a)	39,902	567,406
Haynes International, Inc.	25,877	1,501,642
Hecla Mining Co. (a)(d)	576,775	4,423,864
Horsehead Holding Corp. (a)	101,767	1,043,112
Kaiser Aluminum Corp. (d)	31,742	1,646,458
Materion Corp. (a)	41,932	1,203,448
Metals USA Holdings Corp. (a)	23,801	296,798
Mines Management, Inc. (a)(d)	44,361	74,970
Molycorp, Inc. (a)(d)	114,821	6,489,683
Noranda Aluminium Holding Corp. (a)	46,669	530,627
Olympic Steel, Inc.	20,461	423,952
Reliance Steel & Aluminum Co.	154,973	6,422,081
Royal Gold, Inc. (d)	113,249	8,683,933
RTI International Metals, Inc. (a)(d)	67,771	1,805,419
Schnitzer Steel Inds, Inc. Class A	53,001	2,413,666
Silver Bull Resources, Inc. (a)(d)	148,902	105,720
Solitario Exploration & Royalty Corp. (a)	57,827	134,737
Southern Copper Corp.	448,885	15,158,846
Steel Dynamics, Inc.	455,607	5,799,877
Stillwater Mining Co. (a)(d)	218,913	3,369,071
SunCoke Energy, Inc. (a)	26,055	368,939
Synalloy Corp.	8,627	87,392
Timberline Resources Corp. (a)(d)	176,518	139,449
Universal Stainless & Alloy Products, Inc. (a)	14,191	466,742
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
US Energy Corp. (a)(d)	57,440	$ 161,981
US Gold Corp. (a)(d)	234,089	1,449,011
Vista Gold Corp. (a)(d)	128,163	438,466
Walter Energy, Inc.	137,501	11,239,332
Worthington Industries, Inc.	122,406	1,989,098
		110,455,117
Paper & Forest Products - 0.4%
AbitibiBowater, Inc. (a)(d)	162,951	2,768,537
Buckeye Technologies, Inc. (d)	82,722	2,249,211
Clearwater Paper Corp. (a)(d)	52,530	1,934,155
Deltic Timber Corp.	29,841	1,740,626
Domtar Corp.	87,731	7,046,554
Glatfelter (d)	105,869	1,520,279
Kapstone Paper & Packaging Corp. (a)	85,785	1,289,349
Louisiana-Pacific Corp. (a)(d)	278,523	1,857,748
Neenah Paper, Inc.	32,380	566,002
Schweitzer-Mauduit International, Inc.	37,825	2,268,744
Verso Paper Corp. (a)(d)	31,277	70,373
Wausau-Mosinee Paper Corp.	98,528	657,182
		23,968,760
TOTAL MATERIALS		415,921,184
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 0.6%
8x8, Inc. (a)(d)	189,155	819,041
AboveNet, Inc. (d)	46,222	2,841,729
Alaska Communication Systems Group, Inc. (d)	97,590	741,684
Allegiance Telecom, Inc. (a)	15,750	0
Atlantic Tele-Network, Inc. (d)	19,662	652,778
Boingo Wireless, Inc. (d)	12,037	105,324
Cbeyond, Inc. (a)	61,567	571,957
Cincinnati Bell, Inc. New (a)(d)	414,315	1,404,528
Cogent Communications Group, Inc. (a)	94,022	1,333,232
Consolidated Communications Holdings, Inc.	59,503	1,137,102
FairPoint Communications, Inc. (a)(d)	43,522	278,976
General Communications, Inc. Class A (a)	82,347	731,241
Global Crossing Ltd. (a)	63,505	1,806,717
Globalstar, Inc. (a)(d)	162,333	132,837
Hawaiian Telcom Holdco, Inc. (a)	18,335	371,284
HickoryTech Corp.	34,243	327,021
IDT Corp. Class B	36,110	789,004
inContact, Inc. (a)	55,298	220,639
Iridium Communications, Inc. (a)(d)	84,519	624,595
Level 3 Communications, Inc. (a)(d)	3,562,623	6,412,721
Multiband Corp. (a)(d)	17,408	55,706
Neutral Tandem, Inc. (a)	77,660	923,377
PAETEC Holding Corp. (a)	264,675	1,484,827

	Shares	Value
Premiere Global Services, Inc. (a)	109,608	$ 916,323
Primus Telecommunications Group, Inc. (a)	23,913	291,739
SureWest Communications	34,972	405,675
Towerstream Corp. (a)(d)	99,858	371,472
tw telecom, inc. (a)(d)	316,168	6,098,881
Vonage Holdings Corp. (a)	278,450	1,007,989
Warwick Valley Telephone Co.	6,343	86,963
		32,945,362
Wireless Telecommunication Services - 1.0%
Clearwire Corp. Class A (a)(d)	222,323	713,657
Crown Castle International Corp. (a)	521,632	22,654,478
FiberTower Corp. (a)(d)	90,685	107,915
Leap Wireless International, Inc. (a)(d)	129,972	1,174,947
NII Holdings, Inc. (a)(d)	356,527	13,736,985
NTELOS Holdings Corp.	61,724	1,212,877
Pendrell Corp. (a)(d)	256,404	574,345
SBA Communications Corp. Class A (a)(d)	246,731	9,323,964
Shenandoah Telecommunications Co.	47,154	647,424
Telephone & Data Systems, Inc. (d)	194,423	4,983,061
U.S. Cellular Corp. (a)	34,959	1,511,627
USA Mobility, Inc.	51,581	782,484
		57,423,764
TOTAL TELECOMMUNICATION SERVICES		90,369,126
UTILITIES - 4.1%
Electric Utilities - 1.3%
Allete, Inc.	60,317	2,355,982
Central Vermont Public Service Corp.	30,326	1,055,951
Cleco Corp. (d)	125,943	4,474,755
DPL, Inc.	244,584	7,317,953
El Paso Electric Co.	96,713	3,345,303
Empire District Electric Co.	90,830	1,884,723
Great Plains Energy, Inc.	284,929	5,570,362
Hawaiian Electric Industries, Inc. (d)	196,344	4,716,183
IDACORP, Inc. (d)	101,920	3,893,344
ITC Holdings Corp.	105,787	8,003,844
MGE Energy, Inc.	56,326	2,374,141
NV Energy, Inc.	488,297	7,285,391
Otter Tail Corp.	66,921	1,375,896
PNM Resources, Inc.	163,667	2,448,458
Portland General Electric Co.	156,986	3,786,502
UIL Holdings Corp.	103,339	3,509,392
Unisource Energy Corp.	82,096	3,108,155
Unitil Corp.	33,222	868,755
Westar Energy, Inc.	239,020	6,369,883
		73,744,973
Gas Utilities - 1.1%
AGL Resources, Inc.	162,613	6,735,430
Atmos Energy Corp.	194,630	6,527,890
Chesapeake Utilities Corp.	22,726	926,994
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Gas Utilities - continued
Delta Natural Gas Co., Inc.	3,923	$ 132,127
Gas Natural, Inc.	9,719	106,715
Laclede Group, Inc.	48,520	1,926,244
National Fuel Gas Co. (d)	163,586	10,036,001
New Jersey Resources Corp.	93,542	4,406,764
Northwest Natural Gas Co. (d)	53,887	2,436,770
Piedmont Natural Gas Co., Inc.	148,158	4,578,082
Questar Corp.	369,126	6,917,421
RGC Resources, Inc.	730	24,762
South Jersey Industries, Inc.	60,919	3,139,156
Southwest Gas Corp.	94,718	3,506,460
UGI Corp.	230,609	6,862,924
WGL Holdings, Inc.	103,160	4,266,698
		62,530,438
Independent Power Producers & Energy Traders - 0.4%
American DG Energy, Inc. (a)(d)	5,053	9,095
Black Hills Corp.	79,783	2,441,360
Calpine Corp. (a)(d)	733,598	10,805,899
Dynegy, Inc. (a)(d)	253,562	1,115,673
GenOn Energy, Inc. (a)	1,597,290	4,855,762
Ormat Technologies, Inc. (d)	38,747	657,149
Synthesis Energy Systems, Inc. (a)(d)	67,279	115,047
Tegal Corp. (a)	177	550
US Geothermal, Inc. (a)(d)	202,952	131,960
		20,132,495
Multi-Utilities - 0.9%
Alliant Energy Corp. (d)	231,192	9,379,459
Avista Corp.	118,324	3,003,063
CH Energy Group, Inc. (d)	33,789	1,898,604
MDU Resources Group, Inc.	363,198	7,750,645
NorthWestern Energy Corp.	73,604	2,495,912
NSTAR	217,197	9,930,247
OGE Energy Corp.	203,797	10,200,040
Vectren Corp. (d)	167,418	4,582,231
		49,240,201
Water Utilities - 0.4%
American States Water Co. (d)	47,115	1,672,583
American Water Works Co., Inc.	366,446	10,912,762
Aqua America, Inc. (d)	285,079	6,294,544
Artesian Resources Corp. Class A	16,162	294,472
Cadiz, Inc. (a)(d)	31,140	313,268
California Water Service Group (d)	100,578	1,898,913
Connecticut Water Service, Inc.	19,158	508,836
Middlesex Water Co.	46,243	841,160
Pennichuck Corp.	5,286	151,338
Pure Cycle Corp. (a)	30,919	91,520

	Shares	Value
SJW Corp. (d)	31,800	$ 741,576
York Water Co.	22,689	404,545
		24,125,517
TOTAL UTILITIES		229,773,624
TOTAL COMMON STOCKS (Cost $5,253,086,208)		5,535,789,905
Nonconvertible Bonds - 0.0%
	Principal Amount
FINANCIALS - 0.0%
Capital Markets - 0.0%
GAMCO Investors, Inc. 0% 12/31/15 (Cost $37,349)	$ 37,300	25,639
U.S. Treasury Obligations - 0.1%

U.S. Treasury Bills, yield at date of purchase 0.04% to 0.06% 9/29/11 to 12/15/11 (e) (Cost $5,999,290)	6,000,000	5,999,766
Money Market Funds - 29.5%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	488	488
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	1,650,775,540	1,650,775,540
TOTAL MONEY MARKET FUNDS (Cost $1,650,776,028)		1,650,776,028
TOTAL INVESTMENT PORTFOLIO - 128.3% (Cost $6,909,898,875)	7,192,591,338
NET OTHER ASSETS (LIABILITIES) - (28.3)%	(1,585,615,762)
NET ASSETS - 100%	$ 5,606,975,576
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
309 CME E-mini S&P Midcap 400 Index Contracts	Sept. 2011	$ 27,018,960	$ 521,520
558 NYFE Russell Mini Index Contracts	Sept. 2011	40,521,960	926,969
TOTAL EQUITY INDEX CONTRACTS		$ 67,540,920	$ 1,448,489
The face value of futures purchased as a percentage of net assets is 1.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $5,799,966.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 53,966
Fidelity Securities Lending Cash Central Fund	4,379,323
Total	$ 4,433,289
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 865,850,486	$ 865,844,886	$ -	$ 5,600
Consumer Staples	218,380,116	218,380,116	-	-
Energy	383,723,390	383,723,388	-	2
Financials	1,122,390,153	1,122,387,723	-	2,430
Health Care	627,793,158	627,793,158	-	-
Industrials	753,971,930	753,971,930	-	-
Information Technology	827,616,738	827,616,738	-	-
Materials	415,921,184	415,921,184	-	-
Telecommunication Services	90,369,126	90,369,126	-	-
Utilities	229,773,624	229,773,624	-	-
Corporate Bonds	25,639	-	25,639	-
U.S. Government and Government Agency Obligations	5,999,766	-	5,999,766	-
Money Market Funds	1,650,776,028	1,650,776,028	-	-
Total Investments in Securities:	$ 7,192,591,338	$ 7,186,557,901	$ 6,025,405	$ 8,032
Derivative Instruments:
Assets
Futures Contracts	$ 1,448,489	$ 1,448,489	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 222,249
Total Realized Gain (Loss)	(214,134)
Total Unrealized Gain (Loss)	215,659
Cost of Purchases	1
Proceeds of Sales	(751)
Amortization/Accretion	-
Transfers in to Level 3	7,255
Transfers out of Level 3	(222,247)
Ending Balance	$ 8,032
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2011	$ 1,247

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 1,448,489	$ -
Total Value of Derivatives	$ 1,448,489	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Extended Market Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,603,259,531) - See accompanying schedule: Unaffiliated issuers (cost $5,259,122,847)	$ 5,541,815,310
Fidelity Central Funds (cost $1,650,776,028)	1,650,776,028
Total Investments (cost $6,909,898,875)		$ 7,192,591,338
Cash		1,165,359
Receivable for investments sold		54,502,953
Receivable for fund shares sold		15,753,649
Dividends receivable		4,261,348
Distributions receivable from Fidelity Central Funds		657,326
Receivable for daily variation margin on futures contracts		386,447
Other receivables		3,261
Total assets		7,269,321,681

Liabilities
Payable for investments purchased	$ 29,096
Payable for fund shares redeemed	4,136,830
Accrued management fee	319,112
Notes payable to affiliates	6,983,000
Other affiliated payables	102,092
Other payables and accrued expenses	435
Collateral on securities loaned, at value	1,650,775,540
Total liabilities		1,662,346,105

Net Assets		$ 5,606,975,576
Net Assets consist of:
Paid in capital		$ 5,245,701,419
Undistributed net investment income		35,471,704
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		41,661,634
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		284,140,819
Net Assets		$ 5,606,975,576

Investor Class: Net Asset Value, offering price and redemption price per share ($4,181,284,456 ÷ 116,557,741 shares)		$ 35.87

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($1,425,691,120 ÷ 39,738,067 shares)		$ 35.88

Statement of Operations

Six months ended August 31, 2011 (Unaudited)

Investment Income
Dividends		$ 33,968,580
Interest		7,671
Income from Fidelity Central Funds (including $4,379,323 from security lending)		4,433,289
Total income		38,409,540

Expenses
Management fee	$ 2,130,816
Transfer agent fees	681,182
Independent trustees' compensation	16,245
Interest	432
Miscellaneous	9,241
Total expenses before reductions	2,837,916
Expense reductions	(294)	2,837,622
Net investment income (loss)		35,571,918
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	76,772,443
Foreign currency transactions	(373)
Futures contracts	(13,625,535)
Total net realized gain (loss)		63,146,535
Change in net unrealized appreciation (depreciation) on: Investment securities	(732,370,258)
Assets and liabilities in foreign currencies	(889)
Futures contracts	(3,146,089)
Total change in net unrealized appreciation (depreciation)		(735,517,236)
Net gain (loss)		(672,370,701)
Net increase (decrease) in net assets resulting from operations		$ (636,798,783)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 35,571,918	$ 55,477,661
Net realized gain (loss)	63,146,535	92,588,334
Change in net unrealized appreciation (depreciation)	(735,517,236)	1,161,441,520
Net increase (decrease) in net assets resulting from operations	(636,798,783)	1,309,507,515
Distributions to shareholders from net investment income	(8,473,581)	(48,199,592)
Distributions to shareholders from net realized gain	(68,838,661)	(63,624,500)
Total distributions	(77,312,242)	(111,824,092)
Share transactions - net increase (decrease)	354,296,490	1,175,386,586
Redemption fees	602,686	553,321
Total increase (decrease) in net assets	(359,211,849)	2,373,623,330

Net Assets
Beginning of period	5,966,187,425	3,592,564,095
End of period (including undistributed net investment income of $35,471,704 and undistributed net investment income of $8,373,367, respectively)	$ 5,606,975,576	$ 5,966,187,425

Financial Highlights - Investor Class

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 H	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 40.35	$ 31.08	$ 18.73	$ 35.15	$ 39.63	$ 36.65
Income from Investment Operations
Net investment income (loss) D	.23	.43	.36	.50	.56	.51
Net realized and unrealized gain (loss)	(4.20)	9.71	12.40	(15.73)	(2.73)	3.98
Total from investment operations	(3.97)	10.14	12.76	(15.23)	(2.17)	4.49
Distributions from net investment income	(.06)	(.36)	(.35)	(.43)	(.46)	(.44)
Distributions from net realized gain	(.46)	(.51)	(.06)	(.76)	(1.85)	(1.07)
Total distributions	(.51) K	(.87)	(.41) J	(1.19)	(2.31)	(1.51)
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 35.87	$ 40.35	$ 31.08	$ 18.73	$ 35.15	$ 39.63
Total Return B,C	(9.98)%	32.95%	68.20%	(44.26)%	(6.02)%	12.46%
Ratios to Average Net Assets E,G
Expenses before reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10% A	.10%	.10%	.10%	.09%	.09%
Net investment income (loss)	1.16% A	1.24%	1.35%	1.71%	1.41%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,181,284	$ 4,440,988	$ 2,692,346	$ 1,446,984	$ 2,162,049	$ 2,082,399
Portfolio turnover rate F	11% A	8%	26%	16%	17%	16%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the year ended February 29. I Amount represents less than $.01 per share. J Total distributions of $.41 per share is comprised of distributions from net investment income of $.350 and distributions from net realized gain of $.055 per share. K Total distributions of $.51 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.455 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 H	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 40.36	$ 31.08	$ 18.73	$ 35.15	$ 39.64	$ 36.66
Income from Investment Operations
Net investment income (loss) D	.23	.44	.37	.52	.57	.52
Net realized and unrealized gain (loss)	(4.20)	9.72	12.39	(15.74)	(2.74)	3.98
Total from investment operations	(3.97)	10.16	12.76	(15.22)	(2.17)	4.50
Distributions from net investment income	(.06)	(.37)	(.36)	(.44)	(.47)	(.45)
Distributions from net realized gain	(.46)	(.51)	(.06)	(.76)	(1.85)	(1.07)
Total distributions	(.51) K	(.88)	(.41) J	(1.20)	(2.32)	(1.52)
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 35.88	$ 40.36	$ 31.08	$ 18.73	$ 35.15	$ 39.64
Total Return B,C	(9.97)%	33.02%	68.25%	(44.25)%	(6.01)%	12.49%
Ratios to Average Net Assets E,G
Expenses before reductions	.07% A	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.07% A	.07%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.07% A	.07%	.07%	.07%	.07%	.07%
Net investment income (loss)	1.20% A	1.27%	1.38%	1.74%	1.44%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,425,691	$ 1,525,199	$ 900,218	$ 478,227	$ 925,331	$ 951,498
Portfolio turnover rate F	11% A	8%	26%	16%	17%	16%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the year ended February 29. I Amount represents less than $.01 per share. J Total distributions of $.41 per share is comprised of distributions from net investment income of $.358 and distributions from net realized gain of $.055 per share. K Total distributions of $.51 per share is comprised of distributions from net investment income of $.059 and distributions from net realized gain of $.455 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan International Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	2.1	1.6
HSBC Holdings PLC (United Kingdom) (United Kingdom, Commercial Banks)	1.5	1.6
BHP Billiton Ltd. (Australia, Metals & Mining)	1.3	1.3
Novartis AG (Switzerland, Pharmaceuticals)	1.3	1.0
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	1.3	1.2
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.2	0.9
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.2	1.3
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	1.1	1.1
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	1.1	0.8
Total SA (France, Oil, Gas & Consumable Fuels)	1.0	1.1
	13.1
Market Sectors as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.4	23.5
Industrials	12.9	12.8
Materials	10.6	11.0
Consumer Staples	10.7	9.5
Consumer Discretionary	9.9	9.8
Health Care	9.1	7.5
Energy	8.0	8.0
Telecommunication Services	5.4	5.4
Information Technology	4.8	4.8
Utilities	4.9	5.2
Geographic Diversification (% of fund's net assets)
As of August 31, 2011
Japan	21.5%
United Kingdom	21.3%
France	8.9%
Australia	8.9%
Switzerland	8.5%
Germany	8.3%
Spain	3.3%
Sweden	2.9%
Hong Kong	2.6%
Other	13.8%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of February 28, 2011
Japan	22.1%
United Kingdom	20.8%
France	9.3%
Australia	8.5%
Germany	8.2%
Switzerland	7.6%
Spain	3.5%
Sweden	3.1%
Italy	2.7%
Other	14.2%

Percentages are adjusted for the effect of futures contracts, if applicable.

Semiannual Report

Spartan International Index Fund

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
Australia - 8.7%
AGL Energy Ltd.	384,732	$ 6,368,974
Alumina Ltd.	2,006,555	3,827,320
Amcor Ltd.	1,010,921	7,243,229
AMP Ltd.	2,288,366	11,085,719
Asciano Ltd. unit	2,400,000	4,016,666
ASX Ltd.	144,695	4,490,463
Australia & New Zealand Banking Group Ltd.	2,127,873	46,170,856
Bendigo & Adelaide Bank Ltd.	293,719	2,748,402
BHP Billiton Ltd.	2,626,397	111,789,007
BlueScope Steel Ltd.	1,600,000	1,403,053
Boral Ltd.	561,860	2,217,148
Brambles Ltd.	1,201,418	8,646,680
Caltex Australia Ltd.	115,110	1,331,927
CFS Retail Property Trust	1,503,340	2,885,771
Coca-Cola Amatil Ltd.	465,782	5,867,704
Cochlear Ltd.	47,938	3,881,778
Commonwealth Bank of Australia	1,277,776	65,890,395
Computershare Ltd.	366,464	3,033,280
Crown Ltd.	373,399	3,326,276
CSL Ltd.	444,097	13,354,675
DEXUS Property Group unit	3,839,326	3,530,967
Echo Entertainment Group Ltd. (a)	584,905	2,470,715
Fortescue Metals Group Ltd.	1,028,668	6,655,348
Fosters Group Ltd.	1,560,115	8,308,567
Goodman Group unit	5,596,759	3,890,363
Harvey Norman Holdings Ltd.	457,685	1,013,158
Iluka Resources Ltd.	339,033	5,938,764
Incitec Pivot Ltd.	1,341,706	5,423,621
Insurance Australia Group Ltd.	1,700,000	5,526,659
John Fairfax Holdings Ltd. (d)	1,820,159	1,644,774
Leighton Holdings Ltd.	120,200	2,606,829
Lend Lease Group unit	436,090	3,917,379
Lynas Corp. Ltd. (a)	1,396,018	2,702,152
MacArthur Coal Ltd.	141,908	2,411,409
Macquarie Group Ltd.	285,102	7,878,308
MAp Group unit	371,595	1,251,759
Metcash Ltd.	639,715	2,777,492
Mirvac Group unit	2,801,785	3,610,456
National Australia Bank Ltd.	1,779,110	45,129,203
Newcrest Mining Ltd.	625,315	26,915,652
OneSteel Ltd.	1,121,841	1,799,545
Orica Ltd.	292,346	7,337,539
Origin Energy Ltd.	864,553	13,100,916
OZ Minerals Ltd.	256,467	3,236,337
Paladin Energy Ltd. (Australia) (a)	560,787	1,259,382
Qantas Airways Ltd. (a)	918,712	1,542,479
QBE Insurance Group Ltd. (d)	895,593	13,523,390
QR National Ltd.	1,418,370	4,990,288
Ramsay Health Care Ltd.	108,352	2,062,515
Rio Tinto Ltd.	354,705	27,508,397
Santos Ltd.	720,910	9,058,559

	Shares	Value
Sims Metal Management Ltd.	132,040	$ 2,183,144
Sonic Healthcare Ltd.	292,297	3,672,843
SP AusNet unit	1,146,861	1,134,469
Stockland Corp. Ltd. unit	1,958,698	6,262,949
Suncorp-Metway Ltd.	1,041,981	9,114,929
Tabcorp Holdings Ltd.	584,905	1,757,648
Tattersall's Ltd.	1,108,641	2,750,547
Telstra Corp. Ltd.	3,578,770	11,596,224
The GPT Group unit	1,493,021	4,981,506
Toll Holdings Ltd.	565,134	2,931,118
Transurban Group unit	1,076,273	5,950,496
Wesfarmers Ltd.	824,614	27,116,648
Wesfarmers Ltd. (price protected shares)	121,637	4,076,664
Westfield Group unit	1,791,771	15,597,216
Westfield Retail Trust unit	2,313,679	6,482,531
Westpac Banking Corp.	2,502,970	55,139,528
Woodside Petroleum Ltd.	511,738	19,252,347
Woolworths Ltd.	991,808	26,749,327
Worleyparsons Ltd.	158,302	4,604,638
TOTAL AUSTRALIA		749,957,017
Austria - 0.3%
Erste Bank AG	151,913	5,532,531
IMMOEAST AG (a)(d)	321,410	5
IMMOFINANZ Immobilien Anlagen AG (d)	778,417	2,784,599
OMV AG	133,797	5,286,035
Osterreichische Elektrizitatswirtschafts AG	60,129	2,315,100
Raiffeisen International Bank-Holding AG (d)	38,984	1,621,944
Telekom Austria AG	282,075	3,132,529
Vienna Insurance Group AG Wien	29,566	1,377,921
Voestalpine AG	89,943	3,468,174
TOTAL AUSTRIA		25,518,838
Bailiwick of Guernsey - 0.1%
Resolution Ltd.	1,222,900	5,289,862
Bailiwick of Jersey - 0.6%
Experian PLC	829,335	9,473,561
Glencore International PLC	688,037	4,708,440
Petrofac Ltd.	213,644	4,742,184
Randgold Resources Ltd.	75,000	7,907,939
Shire PLC	460,000	14,823,160
WPP PLC	1,032,263	10,772,113
TOTAL BAILIWICK OF JERSEY		52,427,397
Belgium - 0.9%
Ageas	1,871,619	3,764,406
Anheuser-Busch InBev SA NV	655,639	36,193,518
Bekaert SA (d)	31,796	1,809,602
Belgacom SA	123,339	4,047,133
Colruyt NV	62,320	3,262,099
Delhaize Group SA	81,698	5,478,898
Common Stocks - continued
	Shares	Value
Belgium - continued
Dexia SA (a)(d)	498,849	$ 1,171,041
Groupe Bruxelles Lambert SA	67,121	5,417,403
Groupe Bruxelles Lambert SA (strip VVPR) (a)	2,466	7
KBC Groupe SA	129,665	3,669,779
Mobistar SA (d)	24,455	1,587,321
Solvay SA Class A	48,046	5,895,450
UCB SA	82,676	3,699,887
Umicore SA	94,449	4,571,401
TOTAL BELGIUM		80,567,945
Bermuda - 0.3%
Cheung Kong Infrastructure Holdings Ltd.	348,450	2,112,442
Li & Fung Ltd.	4,677,246	8,434,506
Noble Group Ltd.	3,034,890	4,082,812
NWS Holdings Ltd.	989,338	1,400,324
Orient Overseas International Ltd.	214,400	1,058,823
Seadrill Ltd.	270,009	8,752,505
Yue Yuen Industrial (Holdings) Ltd.	613,500	1,690,224
TOTAL BERMUDA		27,531,636
Cayman Islands - 0.1%
Foxconn International Holdings Ltd. (a)	1,869,000	929,015
Lifestyle International Holdings Ltd.	458,000	1,411,819
Sands China Ltd. (a)	1,963,200	6,102,141
Wynn Macau Ltd.	1,235,200	3,997,976
TOTAL CAYMAN ISLANDS		12,440,951
Cyprus - 0.0%
Bank of Cyprus Public Co. Ltd.	702,100	1,220,493
Denmark - 1.0%
A.P. Moller - Maersk A/S:
Series A	494	3,332,424
Series B	1,071	7,493,251
Carlsberg A/S Series B	87,569	6,569,216
Coloplast A/S Series B	18,080	2,710,893
Danske Bank A/S (a)	536,059	7,939,394
DSV de Sammensluttede Vognmaend A/S	172,478	3,615,570
Novo Nordisk A/S Series B	348,228	37,097,923
Novozymes A/S Series B	38,140	5,586,271
Pandora A/S (d)	45,811	410,806
TDC A/S	299,147	2,604,689
Tryg A/S	22,515	1,259,602
Vestas Wind Systems A/S (a)	164,869	3,465,605
William Demant Holding A/S (a)(d)	20,850	1,722,539
TOTAL DENMARK		83,808,183
Finland - 0.9%
Elisa Corp. (A Shares)	114,265	2,421,342
Fortum Corp.	369,836	9,946,402
Kesko Oyj	56,270	2,176,221

	Shares	Value
Kone Oyj (B Shares)	125,784	$ 7,452,381
Metso Corp.	103,235	3,915,452
Neste Oil Oyj	100,992	1,122,272
Nokia Corp.	3,044,681	19,586,254
Nokian Tyres PLC	88,063	3,266,636
Orion Oyj (B Shares)	76,179	1,716,059
Outokumpu Oyj (A Shares) (d)	95,294	959,013
Pohjola Bank PLC (A Shares)	113,537	1,294,301
Rautaruukki Oyj (K Shares)	71,424	1,086,654
Sampo OYJ (A Shares)	341,028	9,779,160
Sanoma-WSOY Oyj (d)	67,357	1,016,069
Stora Enso Oyj (R Shares)	458,944	3,356,050
UPM-Kymmene Corp.	426,869	5,599,076
Wartsila Corp.	136,849	3,808,222
TOTAL FINLAND		78,501,564
France - 8.7%
Accor SA	123,129	4,431,177
Aeroports de Paris	27,248	2,280,245
Air France KLM (Reg.) (a)	117,294	1,154,633
Air Liquide SA	18,798	2,444,596
Air Liquide SA	72,885	9,478,371
Alcatel-Lucent SA (a)	1,927,008	7,056,216
Alstom SA	170,616	7,923,358
Arkema SA (d)	44,872	3,484,353
Atos Origin SA	38,818	1,944,068
AXA SA	1,423,123	22,857,842
BIC SA	21,978	2,134,449
BNP Paribas SA	788,118	40,613,798
Bouygues SA	192,145	7,377,306
Bureau Veritas SA	45,214	3,687,591
Cap Gemini SA	124,282	5,044,923
Carrefour SA	472,101	12,588,207
Casino Guichard Perrachon et Compagnie	45,241	3,765,188
Christian Dior SA	45,048	6,543,011
CNP Assurances	132,776	2,348,165
Compagnie de St. Gobain	328,843	16,551,665
Compagnie Generale de Geophysique SA (a)	120,000	3,038,510
Credit Agricole SA	786,661	7,708,798
Danone	480,710	32,848,961
Dassault Systemes SA	48,940	3,972,495
Edenred	126,498	3,474,742
EDF SA	197,156	6,038,766
Eiffage SA	33,292	1,621,401
Eramet SA	4,424	947,005
Essilor International SA	165,062	12,658,337
Eurazeo SA	26,142	1,489,319
Eutelsat Communications	77,738	3,462,151
Fonciere Des Regions	22,839	1,903,076
France Telecom SA	1,516,337	28,973,326
GDF Suez	1,012,310	31,929,928
Gecina SA	18,241	2,042,490
Common Stocks - continued
	Shares	Value
France - continued
Groupe Eurotunnel SA	442,008	$ 4,111,695
ICADE	18,523	1,876,080
Iliad SA	15,444	1,853,776
Imerys	29,451	1,926,410
JC Decaux SA (a)	55,337	1,371,771
Klepierre SA	85,202	2,953,032
L'Oreal SA	17,680	1,925,064
L'Oreal SA	179,277	19,520,344
Lafarge SA (a)	71,536	2,985,018
Lafarge SA	71,270	2,973,919
Lafarge SA (Bearer)	19,150	799,082
Lagardere S.C.A. (Reg.)	99,555	3,404,727
Legrand SA	157,647	6,261,138
LVMH Moet Hennessy - Louis Vuitton	207,399	35,144,355
M6 Metropole Television SA	51,917	1,103,881
Michelin CGDE Series B	144,098	10,555,868
Natixis SA	709,944	2,844,616
Neopost SA	27,353	1,971,515
Pernod-Ricard SA	161,530	14,503,880
Peugeot Citroen SA	121,208	3,714,267
PPR SA	61,958	10,325,387
Publicis Groupe SA	100,594	4,730,809
Renault SA	157,004	6,392,365
Safran SA	137,002	5,319,167
Sanofi-aventis	913,770	66,646,346
Schneider Electric SA	200,323	26,793,625
SCOR SE	141,503	3,333,961
Societe Generale Series A	517,723	17,374,858
Sodexo SA	77,003	5,732,658
Suez Environnement SA	216,204	3,626,366
Technip SA	80,446	7,854,324
Television Francaise 1 SA	100,000	1,586,780
Thales SA	81,267	3,011,624
Total SA	1,742,298	85,094,815
Total SA (strip VVPR) (a)	3,096	4
Unibail-Rodamco	74,855	16,190,213
Vallourec SA	91,077	8,197,488
Veolia Environnement	289,317	4,805,045
VINCI SA	365,237	19,086,608
Vivendi	1,018,877	24,832,852
Wendel SA	25,926	2,209,468
TOTAL FRANCE		750,763,668
Germany - 7.2%
adidas AG	169,989	11,840,750
Allianz AG	373,926	38,533,413
Axel Springer Verlag	31,685	1,361,511
BASF AG	750,926	53,584,882
Bayer AG	676,015	43,597,031
Bayerische Motoren Werke AG (BMW)	271,530	21,981,773
Beiersdorf AG	80,500	4,734,146
Brenntag AG	28,326	2,917,392

	Shares	Value
Celesio AG	65,787	$ 1,095,404
Commerzbank AG (a)	2,946,897	8,759,442
Continental AG (a)	65,661	4,845,828
Daimler AG (Germany)	743,851	40,256,179
Deutsche Bank AG	760,041	30,742,836
Deutsche Boerse AG (a)	158,938	9,214,591
Deutsche Lufthansa AG	188,597	3,195,830
Deutsche Post AG	692,491	10,600,310
Deutsche Telekom AG	2,295,383	29,039,211
E.ON AG	1,472,283	32,266,695
Fraport AG Frankfurt Airport Services Worldwide	34,431	2,413,412
Fresenius Medical Care AG & Co. KGaA	171,334	11,604,603
Fresenius SE	92,309	9,556,289
GEA Group AG	141,159	4,132,984
Hannover Rueckversicherungs AG	51,279	2,419,322
HeidelbergCement AG	117,000	5,030,875
HeidelbergCement AG (strip VVPR) (a)	239	0
Henkel AG & Co. KGaA	105,953	5,131,248
Hochtief AG	35,357	2,517,178
Infineon Technologies AG	893,733	7,622,998
K&S AG	144,236	10,153,616
Kabel Deutschland Holding AG (a)	74,736	4,182,041
Lanxess AG	67,398	4,205,211
Linde AG	138,308	21,181,440
MAN SE	50,911	4,613,021
Merck KGaA	52,394	4,699,974
Metro AG	105,212	4,637,369
Munich Re Group	154,704	20,196,357
RWE AG	339,817	12,766,380
Salzgitter AG (d)	33,859	2,105,292
SAP AG	752,549	41,044,069
Siemens AG	675,821	69,527,662
Suedzucker AG (Bearer)	52,615	1,842,112
Thyssenkrupp AG	315,000	10,639,327
TUI AG (a)(d)	124,910	857,780
United Internet AG	94,516	1,719,735
Volkswagen AG	24,308	3,696,503
Wacker Chemie AG	12,838	1,870,192
TOTAL GERMANY		618,934,214
Greece - 0.1%
Alpha Bank AE (a)	430,502	1,397,766
Coca-Cola Hellenic Bottling Co. SA	148,324	3,045,051
EFG Eurobank Ergasias SA (a)	270,318	621,364
Greek Organization of Football Prognostics SA	187,907	2,294,631
Hellenic Telecommunications Organization SA	183,030	1,130,685
National Bank of Greece SA (a)	782,844	3,458,969
Public Power Corp. of Greece	94,918	818,184
TOTAL GREECE		12,766,650
Common Stocks - continued
	Shares	Value
Hong Kong - 2.5%
AIA Group Ltd.	6,887,200	$ 24,193,704
ASM Pacific Technology Ltd.	155,829	1,609,188
Bank of East Asia Ltd.	1,257,934	4,960,193
BOC Hong Kong (Holdings) Ltd.	3,036,066	8,325,521
Cathay Pacific Airways Ltd.	952,327	1,917,938
Cheung Kong Holdings Ltd.	1,141,449	16,024,298
CLP Holdings Ltd.	1,586,657	14,703,534
Esprit Holdings Ltd.	985,366	2,765,358
Galaxy Entertainment Group Ltd. (a)	1,136,000	2,842,298
Hang Lung Group Ltd.	669,000	3,909,668
Hang Lung Properties Ltd.	2,023,423	7,497,817
Hang Seng Bank Ltd.	623,201	9,181,083
Henderson Land Development Co. Ltd.	906,319	5,290,751
Hong Kong & China Gas Co. Ltd.	3,916,523	9,215,703
Hong Kong Exchanges and Clearing Ltd.	841,998	15,767,793
Hopewell Holdings Ltd.	473,000	1,491,472
Hutchison Whampoa Ltd.	1,751,158	16,790,262
Hysan Development Co. Ltd.	523,044	2,129,609
Kerry Properties Ltd.	596,681	2,578,871
Link (REIT)	1,794,536	6,257,838
MTR Corp. Ltd.	1,179,451	3,953,873
New World Development Co. Ltd.	2,010,402	2,564,097
PCCW Ltd.	2,982,000	1,279,253
Power Assets Holdings Ltd.	1,144,676	8,880,182
Shangri-La Asia Ltd.	1,109,380	2,553,411
Sino Land Ltd.	2,079,536	3,178,453
SJM Holdings Ltd.	1,351,000	3,099,125
Sun Hung Kai Properties Ltd.	1,153,141	16,247,681
Swire Pacific Ltd. (A Shares)	596,884	7,965,404
Wharf Holdings Ltd.	1,230,585	7,839,631
Wheelock and Co. Ltd.	747,000	2,619,302
Wing Hang Bank Ltd.	148,342	1,422,317
TOTAL HONG KONG		219,055,628
Ireland - 0.3%
Anglo Irish Bank Corp. PLC (a)	331,052	5
CRH PLC	596,547	10,535,726
Elan Corp. PLC (a)	395,239	4,203,682
James Hardie Industries NV CDI (a)	363,208	2,311,067
Kerry Group PLC Class A	113,137	4,388,533
Ryanair Holdings PLC	281,357	1,260,217
TOTAL IRELAND		22,699,230
Isle of Man - 0.1%
Genting Singapore PLC (a)	4,946,859	6,839,827
Israel - 0.7%
Bank Hapoalim BM (Reg.)	883,409	3,668,477
Bank Leumi le-Israel BM	930,452	3,430,454
Bezeq Israeli Telecommunication Corp. Ltd.	1,481,842	3,259,720
Cellcom Israel Ltd. (Israel)	43,074	968,077
Delek Group Ltd.	3,273	587,652
Elbit Systems Ltd. (Israel)	20,951	855,323

	Shares	Value
Israel Chemicals Ltd.	356,801	$ 5,147,785
Israel Corp. Ltd. (Class A)	2,002	1,777,870
Israel Discount Bank Ltd. (Class A) (a)	622,225	1,072,657
Makhteshim-Agan Industries (a)	185,589	1,030,529
Mizrahi Tefahot Bank Ltd.	103,539	991,232
Nice Systems Ltd. (a)	49,816	1,549,903
Partner Communications Co. Ltd.	69,738	769,634
Teva Pharmaceutical Industries Ltd.	767,253	31,692,135
TOTAL ISRAEL		56,801,448
Italy - 2.2%
A2A SpA	851,283	1,178,968
Assicurazioni Generali SpA	961,386	17,375,184
Atlantia SpA	255,591	4,116,254
Autogrill SpA	90,067	1,119,265
Banca Carige SpA (d)	465,788	1,038,559
Banca Monte dei Paschi di Siena SpA	3,486,004	2,148,504
Banco Popolare Societa Cooperativa (d)	1,458,036	2,501,057
Enel Green Power SpA	1,387,263	3,198,783
Enel SpA	5,371,100	26,235,729
ENI SpA	1,967,201	39,557,208
EXOR SpA	53,852	1,288,152
Fiat Industrial SpA (a)	615,922	5,990,532
Fiat SpA	615,922	3,833,232
Finmeccanica SpA	324,969	2,418,370
Intesa Sanpaolo SpA	8,266,012	13,466,665
Intesa Sanpaolo SpA (Risparmio Shares)	718,283	980,841
Luxottica Group SpA	95,241	2,839,232
Mediaset SpA	579,166	2,244,895
Mediobanca SpA	403,533	3,724,802
Parmalat SpA	282,255	667,050
Pirelli & C SpA	190,964	1,599,451
Prysmian SpA	168,898	2,732,209
Saipem SpA	216,154	9,707,407
Snam Rete Gas SpA	1,378,104	6,652,306
Telecom Italia SpA	7,769,366	9,424,220
Terna SpA	1,040,695	3,773,669
UniCredit SpA	11,110,070	15,043,508
Unione di Banche Italiane SCpA	673,983	2,503,966
TOTAL ITALY		187,360,018
Japan - 21.0%
ABC-Mart, Inc.	23,400	891,946
Advantest Corp.	124,990	1,632,067
Aeon Co. Ltd.	488,300	6,149,653
Aeon Credit Service Co. Ltd.	64,000	957,338
Aeon Mall Co. Ltd.	68,100	1,546,133
Air Water, Inc.	109,000	1,330,109
Aisin Seiki Co. Ltd.	156,600	5,252,157
Ajinomoto Co., Inc.	549,866	6,520,697
Alfresa Holdings Corp.	35,700	1,409,455
All Nippon Airways Ltd.	648,000	2,149,951
Amada Co. Ltd.	285,000	1,985,652
Aozora Bank Ltd. (d)	468,000	1,173,128
Common Stocks - continued
	Shares	Value
Japan - continued
Asahi Glass Co. Ltd.	819,677	$ 8,068,640
Asahi Group Holdings	312,903	6,533,905
Asahi Kasei Corp.	1,025,727	6,845,275
Asics Corp.	115,700	1,809,757
Astellas Pharma, Inc.	365,800	13,823,118
Bank of Kyoto Ltd.	263,000	2,373,102
Bank of Yokohama Ltd.	1,020,084	5,126,441
Benesse Corp.	58,100	2,479,846
Bridgestone Corp.	530,579	11,836,360
Brother Industries Ltd.	186,800	2,459,646
Canon, Inc.	928,844	43,827,861
Casio Computer Co. Ltd. (d)	177,800	1,132,780
Central Japan Railway Co.	1,247	10,426,019
Chiba Bank Ltd.	618,674	4,042,319
Chiyoda Corp.	120,000	1,301,201
Chubu Electric Power Co., Inc.	562,364	10,655,733
Chugai Pharmaceutical Co. Ltd.	179,325	3,145,171
Chugokun Electric Power Co.	234,300	3,921,523
Citizen Holdings Co. Ltd.	208,166	1,063,271
Coca-Cola West Co. Ltd.	41,700	764,370
Cosmo Oil Co. Ltd.	501,000	1,330,643
Credit Saison Co. Ltd.	114,752	2,212,395
Dai Nippon Printing Co. Ltd.	460,242	4,818,855
Dai-ichi Mutual Life Insurance Co.	7,402	8,625,574
Daicel Chemical Industries Ltd.	208,000	1,266,420
Daido Steel Co. Ltd.	230,000	1,398,011
Daihatsu Motor Co. Ltd.	157,000	2,619,076
Daiichi Sankyo Kabushiki Kaisha	555,570	11,110,377
Daikin Industries Ltd.	194,494	6,146,633
Dainippon Sumitomo Pharma Co. Ltd.	131,200	1,338,705
Daito Trust Construction Co. Ltd.	59,963	5,559,479
Daiwa House Industry Co. Ltd.	385,184	4,785,467
Daiwa Securities Group, Inc.	1,348,985	5,426,879
DeNA Co. Ltd.	78,700	4,104,256
Denki Kagaku Kogyo KK	384,358	1,644,548
Denso Corp.	395,838	12,653,957
Dentsu, Inc.	147,200	4,645,089
East Japan Railway Co.	279,200	16,766,901
Eisai Co. Ltd. (d)	207,578	8,858,938
Electric Power Development Co. Ltd.	93,680	2,634,214
Elpida Memory, Inc. (a)	210,800	1,481,015
FamilyMart Co. Ltd.	53,200	1,966,824
Fanuc Corp.	156,672	26,076,886
Fast Retailing Co. Ltd.	43,500	8,306,941
Fuji Electric Co. Ltd.	425,153	1,238,716
Fuji Heavy Industries Ltd.	487,000	3,054,996
Fujifilm Holdings Corp.	376,005	9,134,151
Fujitsu Ltd.	1,507,075	7,653,836
Fukuoka Financial Group, Inc.	629,300	2,543,936
Furukawa Electric Co. Ltd.	494,790	1,739,756
GREE, Inc.	75,000	2,432,765
GS Yuasa Corp.	288,000	1,680,792

	Shares	Value
Gunma Bank Ltd.	324,663	$ 1,695,577
Hakuhodo DY Holdings, Inc.	19,000	1,069,185
Hamamatsu Photonics KK	51,900	2,119,465
Hino Motors Ltd.	201,000	1,167,575
Hirose Electric Co. Ltd.	26,198	2,463,267
Hiroshima Bank Ltd.	390,000	1,748,874
Hisamitsu Pharmaceutical Co., Inc.	53,700	2,286,053
Hitachi Chemical Co. Ltd.	83,000	1,447,217
Hitachi Construction Machinery Co. Ltd. (d)	82,400	1,545,255
Hitachi High-Technologies Corp.	54,100	1,030,286
Hitachi Ltd.	3,711,271	20,074,912
Hitachi Metals Ltd.	137,000	1,657,101
Hokkaido Electric Power Co., Inc.	148,500	2,416,339
Hokuhoku Financial Group, Inc.	1,010,715	2,041,193
Hokuriku Electric Power Co., Inc.	145,800	2,642,454
Honda Motor Co. Ltd.	1,338,660	43,617,391
Hoya Corp.	360,016	7,947,325
Ibiden Co. Ltd.	95,500	2,340,927
Idemitsu Kosan Co. Ltd.	18,400	1,929,359
INPEX Corp.	1,788	12,188,637
Isetan Mitsukoshi Holdings Ltd.	296,887	3,027,749
Ishikawajima-Harima Heavy Industries Co. Ltd.	1,093,185	2,772,734
Isuzu Motors Ltd.	993,000	4,469,829
Itochu Corp.	1,240,986	13,393,785
ITOCHU Techno-Solutions Corp.	25,000	1,077,843
Iyo Bank Ltd.	197,000	1,932,527
J Front Retailing Co. Ltd.	398,800	1,803,713
Japan Petroleum Exploration Co. Ltd.	30,000	1,248,149
Japan Prime Realty Investment Corp.	523	1,459,965
Japan Real Estate Investment Corp.	398	4,014,528
Japan Retail Fund Investment Corp.	1,275	1,923,020
Japan Steel Works Ltd.	272,000	1,781,749
Japan Tobacco, Inc.	3,673	15,874,434
JFE Holdings, Inc.	375,975	8,738,056
JGC Corp.	166,117	4,738,596
Joyo Bank Ltd.	535,941	2,251,945
JS Group Corp.	214,359	5,440,481
JSR Corp.	150,116	2,725,161
JTEKT Corp.	179,900	2,222,049
Jupiter Telecommunications Co.	1,956	2,182,104
JX Holdings, Inc.	1,825,368	11,620,715
Kajima Corp.	731,317	2,324,912
Kamigumi Co. Ltd.	210,663	1,907,441
Kaneka Corp.	229,559	1,384,109
Kansai Electric Power Co., Inc.	612,536	10,881,784
Kansai Paint Co. Ltd.	165,000	1,525,863
Kao Corp.	441,750	11,734,922
Kawasaki Heavy Industries Ltd.	1,178,945	3,560,843
Kawasaki Kisen Kaisha Ltd.	565,000	1,459,490
KDDI Corp.	2,400	18,003,591
Keihin Electric Express Railway Co. Ltd.	375,061	3,229,317
Keio Corp.	461,410	2,983,257
Common Stocks - continued
	Shares	Value
Japan - continued
Keisei Electric Railway Co.	220,000	$ 1,444,174
Keyence Corp.	34,620	9,323,659
Kikkoman Corp.	131,849	1,416,765
Kinden Corp.	98,000	837,572
Kintetsu Corp. (d)	1,332,100	5,070,919
Kirin Holdings Co. Ltd.	674,256	8,994,435
Kobe Steel Ltd.	2,010,000	3,760,148
Koito Manufacturing Co. Ltd.	84,000	1,265,298
Komatsu Ltd.	772,045	20,591,258
Konami Corp.	76,700	2,842,021
Konica Minolta Holdings, Inc.	384,000	2,639,591
Kubota Corp.	947,864	7,838,751
Kuraray Co. Ltd.	284,486	4,101,926
Kurita Water Industries Ltd.	94,600	2,520,669
Kyocera Corp.	126,002	11,623,081
Kyowa Hakko Kirin Co., Ltd.	222,689	2,332,281
Kyushu Electric Power Co., Inc.	322,370	5,348,101
Lawson, Inc.	49,016	2,672,492
Mabuchi Motor Co. Ltd.	22,021	978,763
Makita Corp.	92,100	3,831,125
Marubeni Corp.	1,350,244	8,561,410
Marui Group Co. Ltd.	192,349	1,510,249
Maruichi Steel Tube Ltd.	36,600	823,865
Mazda Motor Corp. (a)	1,444,000	3,109,976
McDonald's Holdings Co. (Japan) Ltd.	51,800	1,381,240
Medipal Holdings Corp.	125,000	1,155,059
Meiji Holdings Co. Ltd.	51,229	2,261,975
Minebea Ltd.	275,008	1,153,170
Miraca Holdings, Inc.	45,000	1,913,648
Mitsubishi Chemical Holdings Corp.	1,092,775	7,692,547
Mitsubishi Corp.	1,154,502	27,777,565
Mitsubishi Electric Corp.	1,585,106	15,858,156
Mitsubishi Estate Co. Ltd.	1,015,723	16,769,436
Mitsubishi Gas Chemical Co., Inc.	330,867	2,337,274
Mitsubishi Heavy Industries Ltd.	2,477,256	10,529,258
Mitsubishi Logistics Corp.	95,000	1,040,543
Mitsubishi Materials Corp.	898,937	2,654,025
Mitsubishi Motors Corp. of Japan (a)	3,198,000	4,120,819
Mitsubishi Tanabe Pharma Corp.	182,700	3,085,836
Mitsubishi UFJ Financial Group, Inc.	10,440,230	47,346,704
Mitsubishi UFJ Lease & Finance Co. Ltd.	45,250	1,833,772
Mitsui & Co. Ltd.	1,422,923	24,412,209
Mitsui Chemicals, Inc.	689,683	2,394,163
Mitsui Engineering & Shipbuilding Co.	601,000	1,142,453
Mitsui Fudosan Co. Ltd.	683,677	11,566,412
Mitsui OSK Lines Ltd.	944,285	3,997,895
Mizuho Financial Group, Inc.	17,432,400	26,606,079
Mizuho Securities Co. Ltd.	475,000	1,064,943
Mizuho Trust & Banking Co. Ltd.	1,050,000	858,923
MS&AD Insurance Group Holdings, Inc.	471,384	11,045,240
Murata Manufacturing Co. Ltd.	164,754	10,054,969
Nabtesco Corp.	78,400	1,756,882

	Shares	Value
Namco Bandai Holdings, Inc.	152,950	$ 2,129,260
NEC Corp. (a)	2,126,951	4,367,143
NGK Insulators Ltd.	208,309	3,267,547
NGK Spark Plug Co. Ltd.	132,000	1,714,812
NHK Spring Co. Ltd.	127,000	1,201,776
Nidec Corp.	89,142	7,804,777
Nikon Corp.	280,238	6,162,728
Nintendo Co. Ltd.	82,096	14,473,113
Nippon Building Fund, Inc.	431	4,633,844
Nippon Electric Glass Co. Ltd.	330,000	3,360,506
Nippon Express Co. Ltd.	668,546	2,804,300
Nippon Meat Packers, Inc.	147,740	1,843,796
Nippon Paper Group, Inc.	81,200	2,064,415
Nippon Sheet Glass Co. Ltd.	741,000	1,878,160
Nippon Steel Corp.	4,137,661	12,475,323
Nippon Telegraph & Telephone Corp.	390,700	18,291,702
Nippon Yusen KK	1,258,578	3,824,929
Nishi-Nippon City Bank Ltd.	504,000	1,458,673
Nissan Motor Co. Ltd.	2,046,648	18,818,562
Nisshin Seifun Group, Inc.	151,590	1,922,414
Nisshin Steel Co. Ltd.	561,000	1,102,429
Nissin Food Holdings Co. Ltd.	48,523	1,875,989
Nitori Holdings Co. Ltd.	29,150	2,988,233
Nitto Denko Corp.	136,394	5,343,204
NKSJ Holdings, Inc.	1,221,612	7,219,489
NOK Corp.	78,500	1,364,764
Nomura Holdings, Inc.	2,984,247	12,570,255
Nomura Real Estate Holdings, Inc.	77,700	1,223,043
Nomura Real Estate Office Fund, Inc.	226	1,453,352
Nomura Research Institute Ltd.	79,700	1,804,650
NSK Ltd.	353,576	2,831,955
NTN Corp.	375,611	1,885,987
NTT Data Corp.	1,037	3,347,267
NTT DoCoMo, Inc.	12,481	22,750,812
NTT Urban Development Co.	894	684,373
Obayashi Corp.	533,704	2,625,872
Odakyu Electric Railway Co. Ltd.	520,000	4,644,091
Oji Paper Co. Ltd.	695,352	3,720,824
Olympus Corp.	180,029	5,260,775
Omron Corp.	161,860	3,906,574
Ono Pharmaceutical Co. Ltd.	70,400	4,066,327
Oracle Corp. Japan	31,000	1,032,087
Oriental Land Co. Ltd.	41,556	4,127,150
ORIX Corp.	85,048	7,723,479
Osaka Gas Co. Ltd.	1,629,525	6,623,525
Otsuka Corp.	14,300	984,980
Otsuka Holdings Co. Ltd.	205,100	5,338,711
Panasonic Corp.	1,814,473	19,284,052
Rakuten, Inc.	6,000	6,778,129
Resona Holdings, Inc.	1,533,000	6,976,726
Ricoh Co. Ltd.	542,770	4,934,351
Rinnai Corp.	26,000	2,023,982
ROHM Co. Ltd.	80,844	4,167,194
Sankyo Co. Ltd. (Gunma)	45,700	2,346,092
Common Stocks - continued
	Shares	Value
Japan - continued
Santen Pharmaceutical Co. Ltd.	62,000	$ 2,465,643
SBI Holdings, Inc. Japan	18,559	1,671,342
Secom Co. Ltd.	175,867	8,184,851
Sega Sammy Holdings, Inc.	179,400	4,168,484
Seiko Epson Corp.	99,500	1,392,803
Sekisui Chemical Co. Ltd.	351,293	3,027,445
Sekisui House Ltd.	473,467	4,275,465
Seven & i Holdings Co., Ltd.	619,400	16,440,632
Seven Bank Ltd.	517	1,004,351
Sharp Corp.	824,675	6,835,250
Shikoku Electric Power Co., Inc.	144,100	3,571,056
Shimadzu Corp.	222,000	1,741,788
Shimamura Co. Ltd.	17,800	1,779,053
SHIMANO, Inc.	62,100	3,189,411
SHIMIZU Corp.	447,416	2,007,991
Shin-Etsu Chemical Co., Ltd.	335,262	17,005,656
Shinsei Bank Ltd.	1,137,000	1,361,362
Shionogi & Co. Ltd.	249,891	4,035,741
Shiseido Co. Ltd.	294,250	5,634,695
Shizuoka Bank Ltd.	484,274	4,772,551
Showa Denko KK	1,220,336	2,431,730
Showa Shell Sekiyu KK	159,700	1,282,496
SMC Corp.	44,371	7,031,740
SOFTBANK CORP.	713,030	23,703,059
Sojitz Corp.	1,080,100	2,033,704
Sony Corp.	818,385	17,969,512
Sony Financial Holdings, Inc.	140,600	2,220,874
Square Enix Holdings Co. Ltd.	54,100	1,306,113
Stanley Electric Co. Ltd.	122,625	1,765,912
Sumco Corp. (a)(d)	97,800	1,169,882
Sumitomo Chemical Co. Ltd.	1,299,334	5,463,643
Sumitomo Corp.	920,842	12,068,423
Sumitomo Electric Industries Ltd.	614,606	8,220,552
Sumitomo Heavy Industries Ltd.	442,822	2,681,816
Sumitomo Metal Industries Ltd.	2,710,966	5,713,342
Sumitomo Metal Mining Co. Ltd.	417,065	6,711,780
Sumitomo Mitsui Financial Group, Inc.	1,101,700	32,616,597
Sumitomo Mitsui Trust Holdings, Inc.	2,609,722	8,870,808
Sumitomo Realty & Development Co. Ltd.	294,000	6,239,650
Sumitomo Rubber Industries Ltd.	144,600	1,829,007
Suzuken Co. Ltd.	55,160	1,346,206
Suzuki Motor Corp.	280,200	5,776,283
Sysmex Corp.	61,900	2,337,838
T&D Holdings, Inc.	236,650	4,887,342
Taisei Corp.	853,594	2,276,833
Taisho Pharmaceutical Co. Ltd.	111,524	2,592,574
Taiyo Nippon Sanso Corp.	215,000	1,603,958
Takashimaya Co. Ltd.	253,000	1,793,790
Takeda Pharmaceutical Co. Ltd.	646,042	31,288,104
TDK Corp.	100,225	4,426,526
Teijin Ltd.	763,341	2,943,325
Terumo Corp.	135,512	7,152,998

	Shares	Value
The Chugoku Bank Ltd.	142,000	$ 1,890,734
The Hachijuni Bank Ltd.	368,000	2,047,565
The Suruga Bank Ltd.	186,000	1,713,294
THK Co. Ltd.	93,100	1,920,119
Tobu Railway Co. Ltd.	762,297	3,492,722
Toho Co. Ltd.	92,854	1,603,081
Toho Gas Co. Ltd.	341,000	2,013,288
Tohoku Electric Power Co., Inc.	364,490	4,844,114
Tokio Marine Holdings, Inc.	592,800	16,180,112
Tokyo Electric Power Co.	1,169,218	5,996,157
Tokyo Electron Ltd.	142,418	6,857,509
Tokyo Gas Co. Ltd.	2,082,395	9,581,453
Tokyu Corp.	885,954	4,302,102
Tokyu Land Corp.	362,000	1,486,651
TonenGeneral Sekiyu KK	227,856	2,614,300
Toppan Printing Co. Ltd.	466,013	3,483,070
Toray Industries, Inc.	1,187,883	9,031,368
Toshiba Corp.	3,273,880	14,285,896
Tosoh Corp.	446,816	1,720,827
Toto Ltd.	233,185	1,895,682
Toyo Seikan Kaisha Ltd.	120,400	1,938,673
Toyo Suisan Kaisha Ltd.	75,000	1,985,748
Toyoda Gosei Co. Ltd.	54,200	980,986
Toyota Boshoku Corp.	58,800	873,440
Toyota Industries Corp.	148,586	4,228,207
Toyota Motor Corp.	2,259,951	81,410,160
Toyota Tsusho Corp.	175,700	2,940,617
Trend Micro, Inc.	85,400	2,696,405
Tsumura & Co.	49,400	1,530,931
Ube Industries Ltd.	765,605	2,424,613
Unicharm Corp.	94,680	4,498,168
Ushio, Inc.	85,400	1,411,142
USS Co. Ltd.	17,410	1,511,567
West Japan Railway Co.	136,200	5,667,379
Yahoo! Japan Corp.	12,342	4,002,629
Yakult Honsha Co. Ltd.	82,766	2,416,124
Yamada Denki Co. Ltd.	65,775	4,836,487
Yamaguchi Financial Group, Inc.	168,000	1,632,723
Yamaha Corp.	132,443	1,499,847
Yamaha Motor Co. Ltd. (a)	231,200	3,479,869
Yamato Holdings Co. Ltd.	315,632	5,510,536
Yamato Kogyo Co. Ltd.	36,100	932,117
Yamazaki Baking Co. Ltd.	101,000	1,483,989
Yaskawa Electric Corp.	164,000	1,498,577
Yokogawa Electric Corp. (a)	176,700	1,523,216
TOTAL JAPAN		1,805,969,116
Luxembourg - 0.5%
ArcelorMittal SA (Netherlands)	702,540	15,455,646
Millicom International Cellular SA (depositary receipt)	62,764	7,052,747
SES SA FDR (France) unit	241,357	6,596,834
Common Stocks - continued
	Shares	Value
Luxembourg - continued
Subsea 7 SA (a)	228,923	$ 5,321,211
Tenaris SA	384,694	6,394,399
TOTAL LUXEMBOURG		40,820,837
Malta - 0.0%
BGP Holdings PLC (a)	5,796,476	83
Mauritius - 0.0%
Golden Agri-Resources Ltd.	5,638,680	3,090,457
Netherlands - 2.6%
AEGON NV (a)	1,409,748	6,348,565
Akzo Nobel NV	189,368	9,641,648
ASML Holding NV (Netherlands)	354,322	12,484,692
Corio NV	48,265	2,809,307
Delta Lloyd NV	71,978	1,315,340
European Aeronautic Defence and Space Co. EADS NV	337,000	10,692,476
Fugro NV (Certificaten Van Aandelen) unit	57,525	3,486,720
Heineken Holding NV (A Shares)	93,155	3,962,740
Heineken NV (Bearer)	212,829	10,654,234
ING Groep NV (Certificaten Van Aandelen) (a)	3,135,363	27,209,533
Koninklijke Ahold NV	967,868	11,276,854
Koninklijke Boskalis Westminster NV	55,919	1,895,127
Koninklijke KPN NV	1,278,499	18,110,410
Koninklijke Philips Electronics NV	828,761	17,532,148
PostNL NV	297,269	1,744,587
QIAGEN NV (a)	188,642	2,921,515
Randstad Holdings NV	93,535	3,219,002
Reed Elsevier NV	555,298	6,552,874
Royal DSM NV	128,653	6,461,633
SBM Offshore NV	141,704	2,951,896
STMicroelectronics NV	516,615	3,426,841
TNT Express NV	291,509	2,726,365
Unilever NV (Certificaten Van Aandelen) (Bearer) unit	1,328,941	45,048,012
Vopak NV	56,156	2,808,350
Wolters Kluwer NV (Certificaten Van Aandelen)	246,499	4,665,700
TOTAL NETHERLANDS		219,946,569
New Zealand - 0.1%
Auckland International Airport Ltd.	790,955	1,550,865
Contact Energy Ltd.	257,387	1,184,881
Fletcher Building Ltd.	549,774	3,646,349
Sky City Entertainment Group Ltd.	590,222	1,690,632
Telecom Corp. of New Zealand Ltd.	1,610,285	3,486,831
TOTAL NEW ZEALAND		11,559,558
Norway - 0.8%
Aker Solutions ASA	138,703	1,809,833
DnB NOR ASA	806,324	9,732,041

	Shares	Value
Gjensidige Forsikring ASA	159,545	$ 1,891,450
Norsk Hydro ASA	771,434	4,709,390
Orkla ASA (A Shares)	625,229	5,222,382
Renewable Energy Corp. ASA (a)(d)	386,486	718,623
StatoilHydro ASA	908,420	21,826,097
Telenor ASA	612,385	10,239,330
Yara International ASA	154,494	8,518,524
TOTAL NORWAY		64,667,670
Portugal - 0.2%
Banco Comercial Portugues SA (Reg.) (a)(d)	2,513,771	913,687
Banco Espirito Santo SA (Reg.) (d)	442,442	1,484,842
Cimpor-Cimentos de Portugal SGPS SA	173,558	1,336,224
Energias de Portugal SA	1,469,632	4,834,984
Galp Energia SGPS SA Class B	183,188	3,659,477
Jeronimo Martins SGPS SA	184,971	3,454,602
Portugal Telecom SGPS SA (Reg.)	521,294	4,488,100
TOTAL PORTUGAL		20,171,916
Singapore - 1.6%
Ascendas Real Estate Investment Trust (A-REIT)	1,461,183	2,572,420
CapitaLand Ltd.	2,072,437	4,509,039
CapitaMall Trust	1,743,200	2,707,012
CapitaMalls Asia Ltd.	1,075,000	1,214,084
City Developments Ltd.	394,000	3,298,057
ComfortDelgro Corp. Ltd.	1,517,784	1,733,062
Cosco Corp. Singapore Ltd.	784,000	729,181
DBS Group Holdings Ltd.	1,409,430	15,508,178
Fraser & Neave Ltd.	776,150	3,802,761
Global Logistic Properties Ltd.	1,447,000	2,006,718
Hutchison Port Holdings Trust	4,375,000	3,018,750
Jardine Cycle & Carriage Ltd.	95,267	3,545,812
Keppel Corp. Ltd.	1,165,400	9,000,349
Keppel Land Ltd.	631,000	1,619,158
Neptune Orient Lines Ltd.	924,750	886,967
Olam International Ltd.	1,098,700	2,363,090
Oversea-Chinese Banking Corp. Ltd.	2,065,403	15,007,703
SembCorp Industries Ltd.	802,130	2,870,935
SembCorp Marine Ltd.	647,800	2,189,459
Singapore Airlines Ltd.	425,425	3,900,259
Singapore Exchange Ltd.	706,000	4,109,832
Singapore Press Holdings Ltd.	1,288,021	4,064,507
Singapore Technologies Engineering Ltd.	1,298,161	3,169,402
Singapore Telecommunications Ltd.	6,560,827	16,944,172
StarHub Ltd.	459,000	1,097,758
United Overseas Bank Ltd.	1,016,829	15,663,659
UOL Group Ltd.	405,984	1,540,730
Wilmar International Ltd.	1,558,000	6,857,167
Yangzijiang Shipbuilding Holdings Ltd.	1,467,000	1,413,154
TOTAL SINGAPORE		137,343,375
Common Stocks - continued
	Shares	Value
Spain - 3.3%
Abertis Infraestructuras SA	288,645	$ 4,592,601
Abertis Infraestructuras SA rights 9/5/11 (a)	288,645	228,075
Acerinox SA (d)	84,017	1,218,497
Actividades de Construccion y Servicios SA (ACS)	112,341	4,611,047
Amadeus IT Holding SA Class A	240,000	4,796,112
Banco Bilbao Vizcaya Argentaria SA	3,538,253	32,108,138
Banco de Sabadell SA	878,238	3,474,779
Banco Popular Espanol SA (d)	770,619	4,018,809
Banco Santander SA (Spain)	6,900,442	63,764,763
Bankia SA (d)	708,123	3,814,968
Bankinter SA (d)	179,870	1,060,516
Cintra Concesiones de Infrastructuras de Transporte SA	351,346	4,401,518
Criteria CaixaCorp SA	612,053	3,128,571
Distribuidora Internacional de Alimentacion SA (a)	488,690	2,106,229
EDP Renovaveis SA (a)	174,592	1,048,459
Enagas SA	134,117	2,815,043
Fomento Construcciones y Contratas SA (FOCSA) (d)	46,175	1,204,022
Gas Natural SDG SA	268,135	4,907,654
Gestevision Telecinco SA (d)	133,201	965,236
Grifols SA (a)(d)	107,453	2,212,156
Grupo Acciona SA	19,168	1,797,111
Iberdrola SA	3,230,622	23,828,296
Inditex SA	179,552	15,296,635
Indra Sistemas	76,670	1,375,197
International Consolidated Airlines Group SA (a)	827,441	2,348,538
MAPFRE SA (Reg.)	610,697	2,096,008
Red Electrica Corporacion SA	88,758	4,369,911
Repsol YPF SA	646,075	18,628,646
Telefonica SA	3,368,978	70,048,847
Zardoya Otis SA	118,132	1,787,092
TOTAL SPAIN		288,053,474
Sweden - 2.8%
Alfa Laval AB	272,724	5,354,951
ASSA ABLOY AB (B Shares)	259,225	6,030,200
Atlas Copco AB:
(A Shares)	550,982	12,443,519
(B Shares)	318,307	6,400,578
Boliden AB	225,398	3,108,656
Electrolux AB (B Shares)	193,537	3,250,696
Getinge AB (B Shares)	161,689	4,174,380
H&M Hennes & Mauritz AB (B Shares)	833,371	25,970,967
Hexagon AB (B Shares)	208,093	3,534,565
Holmen AB (B Shares)	45,000	1,281,720
Husqvarna AB (B Shares)	353,063	1,845,859
Industrivarden AB Series C	88,114	1,088,796
Investment AB Kinnevik	169,057	3,612,728

	Shares	Value
Investor AB (B Shares)	370,189	$ 7,297,873
Modern Times Group MTG AB (B Shares)	41,788	2,155,733
Nordea Bank AB	2,139,946	19,743,379
Ratos AB (B Shares)	158,239	2,385,801
Sandvik AB	827,902	11,059,236
Scania AB (B Shares)	260,812	4,730,295
Securitas AB (B Shares)	273,675	2,531,430
Skandinaviska Enskilda Banken AB (A Shares)	1,166,132	6,915,098
Skanska AB (B Shares)	332,689	5,050,123
SKF AB (B Shares)	322,793	7,615,852
SSAB Svenskt Stal AB (A Shares)	126,931	1,282,182
Svenska Cellulosa AB (SCA) (B Shares)	467,762	6,311,139
Svenska Handelsbanken AB (A Shares)	398,274	10,948,185
Swedbank AB (A Shares)	655,441	9,019,072
Swedish Match Co.	179,857	6,526,897
Tele2 AB (B Shares)	261,265	5,513,154
Telefonaktiebolaget LM Ericsson (B Shares)	2,461,342	27,626,313
TeliaSonera AB	1,773,228	12,676,901
Volvo AB (B Shares)	1,115,257	13,868,818
TOTAL SWEDEN		241,355,096
Switzerland - 8.5%
ABB Ltd. (Reg.)	1,835,746	39,144,157
Actelion Ltd.	92,169	3,938,338
Adecco SA (Reg.)	105,857	4,942,182
Aryzta AG	74,904	3,545,394
Baloise Holdings AG	39,000	3,459,677
Compagnie Financiere Richemont SA Series A	426,620	24,760,898
Credit Suisse Group	921,787	26,427,992
GAM Holding Ltd.	163,708	2,427,184
Geberit AG (Reg.)	32,051	6,716,394
Givaudan SA	6,683	6,459,128
Holcim Ltd. (Reg.)	200,923	12,701,026
Julius Baer Group Ltd.	169,667	6,967,714
Kuehne & Nagel International AG	44,011	6,137,514
Lindt & Spruengli AG	93	3,445,385
Lindt & Spruengli AG (participation certificate)	832	2,606,452
Lonza Group AG	40,887	2,691,136
Nestle SA	2,849,405	176,443,917
Novartis AG	1,907,227	111,264,182
Pargesa Holding SA	24,078	1,967,167
Roche Holding AG (participation certificate)	577,569	101,110,404
Schindler Holding AG:
(participation certificate)	45,877	5,450,028
(Reg.)	20,305	2,473,885
SGS SA (Reg.)	4,503	8,380,273
Sika AG (Bearer)	1,665	3,759,677
Sonova Holding AG Class B	39,058	3,333,983
Straumann Holding AG	7,114	1,358,368
Sulzer AG (Reg.)	19,943	2,684,635
Common Stocks - continued
	Shares	Value
Switzerland - continued
Swiss Life Holding AG	24,985	$ 3,437,762
Swiss Re Ltd.	287,801	15,093,484
Swisscom AG	19,903	8,931,656
Syngenta AG (Switzerland)	79,901	25,288,603
The Swatch Group AG:
(Bearer)	24,596	11,229,936
(Reg.)	43,601	3,494,571
Transocean Ltd. (Switzerland)	261,272	14,515,831
UBS AG (a)	3,040,967	43,959,729
Zurich Financial Services AG	119,031	26,848,431
TOTAL SWITZERLAND		727,397,093
United Kingdom - 20.7%
3i Group PLC	784,450	2,706,720
Admiral Group	164,311	3,641,820
Aggreko PLC	213,667	6,727,201
AMEC PLC	274,649	4,073,857
Anglo American PLC (United Kingdom)	1,085,641	45,260,136
Antofagasta PLC	322,957	7,074,175
ARM Holdings PLC	1,082,273	9,931,797
Associated British Foods PLC	284,122	4,940,985
AstraZeneca PLC (United Kingdom)	1,136,204	53,815,700
Autonomy Corp. PLC (a)	187,862	7,687,031
Aviva PLC	2,314,386	12,757,098
Babcock International Group PLC	283,266	2,890,806
BAE Systems PLC	2,827,467	12,639,297
Balfour Beatty PLC	527,623	2,139,249
Barclays PLC	9,511,993	26,288,987
BG Group PLC	2,780,292	60,133,129
BHP Billiton PLC	1,802,309	61,359,981
BP PLC	15,460,000	100,935,793
British American Tobacco PLC (United Kingdom)	1,631,195	72,594,703
British Land Co. PLC	727,132	6,363,868
British Sky Broadcasting Group PLC	929,998	9,974,107
BT Group PLC	6,287,424	17,442,808
Bunzl PLC	266,343	3,459,796
Burberry Group PLC	350,042	7,826,602
Cairn Energy PLC (a)	1,139,854	6,196,605
Capita Group PLC	498,585	5,743,952
Capital Shopping Centr Group PLC	450,161	2,428,943
Carnival PLC	144,662	4,680,156
Centrica PLC	4,228,171	20,541,554
Cobham PLC	894,916	2,787,084
Compass Group PLC	1,531,939	13,706,048
Diageo PLC	2,050,409	41,210,664
Essar Energy PLC (a)	269,103	1,105,499
Eurasian Natural Resources Corp. PLC	210,619	2,332,390
Fresnillo PLC	149,040	5,082,078
G4S PLC (United Kingdom)	1,191,948	5,051,461
GKN PLC	1,200,000	3,935,970
GlaxoSmithKline PLC	4,238,551	90,261,121
Hammerson PLC	577,619	3,827,606

	Shares	Value
HSBC Holdings PLC (United Kingdom)	14,600,000	$ 127,201,529
ICAP PLC	435,535	3,359,907
Imperial Tobacco Group PLC	832,828	27,614,057
Inmarsat PLC	369,290	2,821,281
InterContinental Hotel Group PLC	223,975	3,776,021
International Power PLC	1,213,994	6,702,157
Intertek Group PLC	128,081	4,198,945
Invensys PLC	625,698	2,819,337
Investec PLC	396,327	2,780,075
ITV PLC (a)	2,959,939	2,943,798
J Sainsbury PLC	975,875	4,752,147
Johnson Matthey PLC	174,709	4,836,808
Kazakhmys PLC	171,873	3,044,750
Kingfisher PLC	1,931,921	7,418,903
Land Securities Group PLC	631,106	7,547,345
Legal & General Group PLC	4,838,973	8,250,147
Lloyds Banking Group PLC (a)	33,583,635	18,323,781
London Stock Exchange Group PLC	116,219	1,737,081
Lonmin PLC	128,326	2,735,889
Man Group PLC	1,560,429	5,675,592
Marks & Spencer Group PLC	1,281,662	6,705,300
National Grid PLC	2,984,154	30,072,640
Next PLC	145,184	5,563,523
Old Mutual PLC	4,523,684	8,807,053
Pearson PLC	651,925	11,786,642
Prudential PLC	2,081,288	20,971,376
Reckitt Benckiser Group PLC	509,500	27,094,096
Reed Elsevier PLC	981,669	8,017,745
Rexam PLC	711,206	4,086,911
Rio Tinto PLC	1,182,136	72,081,194
Rolls-Royce Group PLC	1,527,416	15,872,907
Royal & Sun Alliance Insurance Group PLC	2,950,862	5,495,807
Royal Bank of Scotland Group PLC (a)	14,404,184	5,663,683
Royal Dutch Shell PLC:
Class A (United Kingdom)	2,947,125	98,612,711
Class B	2,210,000	74,392,604
SABMiller PLC	772,917	28,012,135
Sage Group PLC	1,079,213	4,417,730
Schroders PLC	95,942	2,311,862
Scottish & Southern Energy PLC	755,852	15,955,091
Segro PLC	576,352	2,421,048
Serco Group PLC	405,828	3,380,481
Severn Trent PLC	194,462	4,638,480
Smith & Nephew PLC	714,187	7,263,375
Smiths Group PLC	314,902	5,095,325
Standard Chartered PLC (United Kingdom)	1,949,936	44,326,920
Standard Life PLC	1,898,878	6,246,772
Tesco PLC	6,584,535	40,478,544
The Weir Group PLC	170,936	5,351,305
TUI Travel PLC	441,844	1,100,559
Tullow Oil PLC	734,563	12,822,027
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Unilever PLC	1,057,707	$ 35,501,766
United Utilities Group PLC	572,033	5,573,032
Vedanta Resources PLC	104,764	2,391,754
Vodafone Group PLC	42,283,920	110,994,585
Whitbread PLC	147,838	3,615,182
Wm Morrison Supermarkets PLC	1,833,630	8,604,561
Wolseley PLC	236,344	6,147,892
Xstrata PLC	1,700,734	29,797,306
TOTAL UNITED KINGDOM		1,781,768,251
United States of America - 0.1%
Synthes, Inc.	53,886	9,613,904
TOTAL COMMON STOCKS (Cost $9,189,567,106)		8,344,241,968
Nonconvertible Preferred Stocks - 0.8%

France - 0.2%
Air Liquide SA (a)	140,354	18,252,414
Germany - 0.5%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	40,088	2,170,083
Henkel AG & Co. KGaA	146,649	8,670,671
Porsche Automobil Holding SE (Germany)	127,184	8,612,455
ProSiebenSat.1 Media AG	60,560	1,209,349
RWE AG (non-vtg.) (d)	33,997	1,149,492
Volkswagen AG	118,010	19,658,055
TOTAL GERMANY		41,470,105
Italy - 0.1%
Telecom Italia SpA (Risparmio Shares)	4,852,462	5,316,501
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $52,584,161)		65,039,020
Government Obligations - 0.2%
Principal Amount
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.1% 11/10/11 to 3/1/12 (e) (Cost $16,996,392)	$ 17,000,000	16,998,604
Money Market Funds - 1.9%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	114,679,911	$ 114,679,911
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	46,856,849	46,856,849
TOTAL MONEY MARKET FUNDS (Cost $161,536,760)		161,536,760
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $9,420,684,419)	8,587,816,352
NET OTHER ASSETS (LIABILITIES) - 0.2%	19,494,398
NET ASSETS - 100%	$ 8,607,310,750
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
74 CAC 40 Index Contracts (France)	Sept. 2011	$ 3,456,738	$ 70,546
67 CME Nikkei 225 Index Contracts (Japan)	Sept. 2011	3,950,441	(122,487)
19 DAX 100 Index Contracts (Germany)	Sept. 2011	3,952,853	(352,919)
1,510 Euro Stoxx 50 Index Contracts (Germany)	Sept. 2011	49,808,081	(1,274,779)
543 FTSE 100 Index Contracts (United Kingdom)	Sept. 2011	47,488,160	(30,857)
14 FTSE MIB Index Contracts (Italy)	Sept. 2011	1,562,989	(4,742)
52 Hang Seng 100 Index Contracts (Hong Kong)	Sept. 2011	6,830,857	352,179
17 IBEX 35 Index Contracts (Spain)	Sept. 2011	2,133,842	69,301
55 MSCI Index Contracts (Singapore)	Sept. 2011	3,005,315	100,455
70 NYSE E-mini MSCI EAFE Index Contracts	Sept. 2011	5,319,300	15,975
485 OMX Stockholm 30 Index Contracts (Sweden)	Sept. 2011	7,318,179	160,362
180 SFE SPI 200 Index Contracts (Australia)	Sept. 2011	20,639,955	538,364
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased - continued
Equity Index Contracts - continued
422 TOPIX Index Contracts (Japan)	Sept. 2011	$ 42,489,323	$ (14,803)
TOTAL EQUITY INDEX CONTRACTS		$ 197,956,033	$ (493,405)

The face value of futures purchased as a percentage of net assets is 2.3%
Forward Foreign Currency Contracts
	Settlement Dates	Value
Contracts to Buy
19,300,000 AUD	Sept. 2011	$ 20,595,527	$ 621,521
41,800,000 EUR	Sept. 2011	60,039,280	107,324
28,800,000 GBP	Sept. 2011	46,755,636	(242,750)
3,660,000,000 JPY	Sept. 2011	47,798,173	377,637
46,400,000 SEK	Sept. 2011	7,311,211	147,642
		$ 182,499,827	$ 1,011,374
(Payable Amount $181,488,453)
The value of contracts to buy as a percentage of net assets - 2.1%
Currency Abbreviations
AUD	-	Australian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
SEK	-	Swedish krona
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $14,899,088.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 120,345
Fidelity Securities Lending Cash Central Fund	1,624,513
Total	$ 1,744,858
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 1,805,969,116	$ 1,923,866	$ 1,804,045,250	$ -
United Kingdom	1,781,768,251	673,847,536	1,107,920,715	-
France	769,016,082	573,401,824	195,614,258	-
Australia	749,957,017	632,157,546	117,799,471	-
Switzerland	727,397,093	481,312,430	246,084,663	-
Germany	660,404,319	507,485,149	152,919,170	-
Spain	288,053,474	122,131,726	165,921,748	-
Sweden	241,355,096	213,728,783	27,626,313	-
Netherlands	219,946,569	107,896,778	112,049,791	-
Austria	25,518,838	25,518,833	-	5
Ireland	22,699,230	6,699,600	15,999,625	5
Malta	83	-	-	83
Other	1,117,195,820	850,950,437	266,245,383	-
Government Obligations	16,998,604	-	16,998,604	-
Money Market Funds	161,536,760	161,536,760	-	-
Total Investments in Securities:	$ 8,587,816,352	$ 4,358,591,268	$ 4,229,224,991	$ 93
Derivative Instruments:
Assets
Forward Foreign Currency Contracts	$ 1,254,124	$ -	$ 1,254,124	$ -
Futures Contracts	1,307,182	1,307,182	-	-
Total Assets	$ 2,561,306	$ 1,307,182	$ 1,254,124	$ -
Liabilities
Forward Foreign Currency Contracts	$ (242,750)	$ -	$ (242,750)	$ -
Futures Contracts	(1,800,587)	(1,800,587)	-	-
Total Liabilities	$ (2,043,337)	$ (1,800,587)	$ (242,750)	$ -
Total Derivative Instruments:	$ 517,969	$ (493,405)	$ 1,011,374	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 101
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(8)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 93
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2011	$ 4

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 1,307,182	$ (1,800,587)
Foreign Exchange Risk
Forward Foreign Currency Contracts (b)	1,254,124	(242,750)
Total Value of Derivatives	$ 2,561,306	$ (2,043,337)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed net on the Statement of Assets and Liabilities as Unrealized appreciation on foreign currency contracts.
Income Tax Information

At February 28, 2011, the Fund had a capital loss carryforward of approximately $318,335,685 of which $119,933,607, $148,608,684 and $49,793,394 will expire in fiscal 2017, 2018 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan International Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $45,028,270) - See accompanying schedule: Unaffiliated issuers (cost $9,259,147,659)	$ 8,426,279,592
Fidelity Central Funds (cost $161,536,760)	161,536,760
Total Investments (cost $9,420,684,419)		$ 8,587,816,352
Foreign currency held at value (cost $9,903,221)		9,890,033
Receivable for investments sold		1,353,981
Unrealized appreciation on foreign currency contracts		1,011,374
Receivable for fund shares sold		71,149,903
Dividends receivable		29,839,103
Distributions receivable from Fidelity Central Funds		53,822
Receivable for daily variation margin on futures contracts		3,193,814
Receivable from investment adviser for expense reductions		717,130
Other receivables		455
Total assets		8,705,025,967

Liabilities
Payable for investments purchased	$ 43,866,553
Payable for closed foreign currency contracts	558,900
Payable for fund shares redeemed	5,082,519
Accrued management fee	1,203,311
Other affiliated payables	147,085
Collateral on securities loaned, at value	46,856,849
Total liabilities		97,715,217

Net Assets		$ 8,607,310,750
Net Assets consist of:
Paid in capital		$ 9,607,298,170
Undistributed net investment income		202,072,186
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(370,328,678)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(831,730,928)
Net Assets		$ 8,607,310,750
Investor Class: Net Asset Value, offering price and redemption price per share ($5,939,233,561 ÷ 179,948,905 shares)		$ 33.01
Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($2,668,077,189 ÷ 80,830,241 shares)		$ 33.01

Statement of Operations

Six months ended August 31, 2011 (Unaudited)

Investment Income
Dividends		$ 231,230,546
Interest		17,818
Income from Fidelity Central Funds (including $1,624,513 from security lending)		1,744,858
Income before foreign taxes withheld		232,993,222
Less foreign taxes withheld		(19,289,640)
Total income		213,703,582

Expenses
Management fee	$ 8,046,689
Transfer agent fees	971,523
Independent trustees' compensation	25,595
Miscellaneous	15,057
Total expenses before reductions	9,058,864
Expense reductions	(4,768,629)	4,290,235
Net investment income (loss)		209,413,347
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Redemption in-kind with affiliated entities	105,326,578
Unaffiliated issuers	(80,129,106)
Foreign currency transactions	16,379,648
Futures contracts	(29,188,684)
Total net realized gain (loss)		12,388,436
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,308,343,836)
Assets and liabilities in foreign currencies	(6,630,035)
Futures contracts	(8,301,512)
Total change in net unrealized appreciation (depreciation)		(1,323,275,383)
Net gain (loss)		(1,310,886,947)
Net increase (decrease) in net assets resulting from operations		$ (1,101,473,600)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan International Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 209,413,347	$ 242,540,306
Net realized gain (loss)	12,388,436	(69,459,920)
Change in net unrealized appreciation (depreciation)	(1,323,275,383)	1,498,330,917
Net increase (decrease) in net assets resulting from operations	(1,101,473,600)	1,671,411,303
Distributions to shareholders from net investment income	(26,501,310)	(211,805,947)
Distributions to shareholders from net realized gain	(5,246,083)	(7,823,964)
Total distributions	(31,747,393)	(219,629,911)
Share transactions - net increase (decrease)	(255,549,320)	876,645,901
Redemption fees	464,710	663,525
Total increase (decrease) in net assets	(1,388,305,603)	2,329,090,818

Net Assets
Beginning of period	9,995,616,353	7,666,525,535
End of period (including undistributed net investment income of $202,072,186 and undistributed net investment income of $19,160,149, respectively)	$ 8,607,310,750	$ 9,995,616,353

Financial Highlights - Investor Class

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 H	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 37.29	$ 31.74	$ 20.85	$ 43.23	$ 44.73	$ 37.60
Income from Investment Operations
Net investment income (loss) D	.79	.94	.82	1.30	1.39	1.03
Net realized and unrealized gain (loss)	(4.95)	5.45	10.93	(22.75)	(1.35)	7.00
Total from investment operations	(4.16)	6.39	11.75	(21.45)	.04	8.03
Distributions from net investment income	(.10)	(.81)	(.74)	(.94)	(1.19)	(.83)
Distributions from net realized gain	(.02)	(.03)	(.12)	-	(.36)	(.08)
Total distributions	(.12)	(.84)	(.86)	(.94)	(1.55)	(.91)
Redemption fees added to paid in capital D	- I	- I	- I	.01	.01	.01
Net asset value, end of period	$ 33.01	$ 37.29	$ 31.74	$ 20.85	$ 43.23	$ 44.73
Total Return B, C	(11.19)%	20.34%	56.36%	(50.03)%	(.15)%	21.48%
Ratios to Average Net Assets E, G
Expenses before reductions	.20% A	.20%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	4.43% A	2.84%	2.72%	3.75%	2.95%	2.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,939,234	$ 6,932,647	$ 5,488,131	$ 2,697,776	$ 4,515,417	$ 3,398,352
Portfolio turnover rate F	7% A	1%	2%	4%	4%	2%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the year ended February 29. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 H	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 37.29	$ 31.74	$ 20.85	$ 43.23	$ 44.73	$ 37.61
Income from Investment Operations
Net investment income (loss) D	.80	.96	.83	1.31	1.41	1.04
Net realized and unrealized gain (loss)	(4.96)	5.44	10.93	(22.75)	(1.36)	6.99
Total from investment operations	(4.16)	6.40	11.76	(21.44)	.05	8.03
Distributions from net investment income	(.10)	(.82)	(.75)	(.95)	(1.20)	(.84)
Distributions from net realized gain	(.02)	(.03)	(.12)	-	(.36)	(.08)
Total distributions	(.12)	(.85)	(.87)	(.95)	(1.56)	(.92)
Redemption fees added to paid in capital D	- I	- I	- I	.01	.01	.01
Net asset value, end of period	$ 33.01	$ 37.29	$ 31.74	$ 20.85	$ 43.23	$ 44.73
Total Return B, C	(11.18) %	20.38%	56.40%	(50.02) %	(.12) %	21.49%
Ratios to Average Net Assets E, G
Expenses before reductions	.17% A	.17%	.17%	.17%	.17%	.17%
Expenses net of fee waivers, if any	.07% A	.07%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.07% A	.07%	.07%	.07%	.07%	.07%
Net investment income (loss)	4.46% A	2.87%	2.75%	3.78%	2.97%	2.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,668,077	$ 3,062,970	$ 2,178,395	$ 1,155,867	$ 1,979,431	$ 1,374,481
Portfolio turnover rate F	7% A	1%	2%	4%	4%	2%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the year ended February 29. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2011 (Unaudited)

1. Organization.

Spartan Extended Market Index Fund and Spartan International Index Fund (the Funds) are funds of Fidelity Concord Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Investor Class and Fidelity Advantage Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred and certain class-level expense reductions.

In May 2011, the Board of Trustees of the Funds approved the creation of additional classes of shares. Spartan Extended Market Index Fund will commence sale of shares of Fidelity Advantage Institutional Class in September 2011. Spartan International Index Fund will commence sale of shares of Institutional Class and Fidelity Advantage Institutional Class in September 2011.

2. Investments in Fidelity Central Funds.

The Funds invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of each Fund's Schedule of Investments. Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Spartan Extended Market Index	$ 6,923,512,268	$ 1,298,113,360	$ (1,029,034,290)	$ 269,079,070
Spartan International Index	9,446,514,460	1,271,595,761	(2,130,293,869)	(858,698,108)

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), The Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Funds' first fiscal year end subject to the Act will be February 29, 2012.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Funds less than 90 days are subject to a redemption fee equal to .75% and 1.00% of the net asset value of shares redeemed from Spartan Extended Market Index and Spartan International Index, respectively. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Funds' financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds used derivative instruments (derivatives), including futures contracts and forward foreign currency contracts in order to meet their investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risks:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Foreign Exchange Risk	Foreign exchange rate risk relates to the change in U.S. dollar value of securities denominated in other currencies due to changes in exchange rates.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. The Funds' maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Funds. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Spartan Extended Market Index
Equity Risk
Futures Contracts	$ (13,625,535)	$ (3,146,089)
Totals (a)(b)(c)	$ (13,625,535)	$ (3,146,089)
Spartan International Index
Equity Risk
Futures Contracts	$ (29,188,684)	$ (8,301,512)
Foreign Exchange Risk
Forward Foreign Currency Contracts	16,379,648	(6,366,903)
Totals (a)(b)(c)	$ (12,809,036)	$ (14,668,415)

(a) A summary of the value of derivatives by risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is representative of activity for the period.

(b) Total derivatives net realized gain (loss) included in the Statement of Operations.

(c) Total derivatives change in net unrealized appreciation (depreciation) included in the Statement of Operations.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market, and to fluctuations in currency values.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

Forward Foreign Currency Contracts. Forward foreign currency contracts (forward currency contracts) are customized transactions that require the exchange of currency at a specific exchange rate on an agreed upon future date. Spartan International Index Fund used forward currency contracts to facilitate transactions in foreign-denominated securities and manage the risk associated with fluctuations in foreign currency exchange rates.

Forward currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Realized gain or (loss) is recognized on settlement date. Purchases and sales of forward currency contracts having the same settlement date and broker are offset, and any realized gain or (loss) is recognized on the date of offset. Any unrealized appreciation or (depreciation) on offsetting contracts that settle after period end are reflected as a receivable or payable for closed forward currency contracts in the Statement of Assets and Liabilities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward currency contracts during the period is included in the Statement of Operations as part of net realized gain (loss) on foreign currency transactions and change in unrealized gain (loss) on assets and liabilities in foreign currencies, respectively.

The U.S. dollar value of any open forward currency contracts at period end is shown in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." Forward currency contracts that have been offset with different counterparties are reflected as both a contract to buy and a contract to sell.

Risks of loss include foreign exchange risk and the failure by the counterparty to perform under the terms of the agreement.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Spartan Extended Market Index	657,768,680	336,973,018
Spartan International Index	342,554,477	395,382,720

Securities delivered through in-kind redemptions are noted in the table below. Realized gain (loss) on securities delivered through in-kind redemptions is included in each applicable Fund's accompanying Statement of Operations as realized gain or loss on investment securities and is not taxable to the Fund.

Value of securities
	Delivered	Realized gain (loss)
Spartan International Index Fund	$ 24,091,633	$ 10,424,127

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contracts. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee was based on an annual rate of .07% and .17% of average net assets for Spartan Extended Market Index and Spartan International Index funds, respectively. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under expense contracts, FMR pays class-level expenses so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Investor Class	Fidelity Advantage Class
Spartan Extended Market Index	.10%	.07%
Spartan International Index	.20%	.17%

In July 2011, the Board of Trustees approved an amendment to the management contract reducing each Fund's management fee to an annual rate of .06% of the Fund's average net assets. Under the expense contracts, the total expenses will continue to be limited, with certain exceptions, to the rates noted in the table above. The new management fee rate will be effective September 1, 2011.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by FMR for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC received transfer agent fees at an annual rate of .06% and .03% of average net assets for each Fund's Investor Class and Fidelity Advantage Class, respectively. Under the expense contracts, each Investor Class paid transfer agent fees at an annual rate of .03%, and each Fidelity Advantage Class did not pay transfer agent fees during the period. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets
Spartan Extended Market Index
Investor Class	$ 681,182.03
Spartan International Index
Investor Class	971,523.03

The transfer agent fee rates for each class of the Funds will change effective September 1, 2011.

For Spartan Extended Market Index, FIIOC will receive transfer agent fees at an annual rate of .075% and .045% of average net assets for Investor Class and Fidelity Advantage Class, respectively. Under the expense contracts, Investor Class and Fidelity Advantage Class will pay a portion of the transfer agent fees at an annual rate of .04% and .01% of average net assets, respectively.

For Spartan International Index, FIIOC will receive transfer agent fees at an annual rate of .21% and .11% of average net assets for Investor Class and Fidelity Advantage Class, respectively. Under the expense contracts, Investor Class will pay a portion of the transfer agent fees at an annual rate of .14% of average net assets and Fidelity Advantage Class will pay transfer agent fees at an annual rate of .11% of average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable to affiliates" in the Funds' Statement of Assets and Liabilities. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Spartan Extended Market Index	Borrower	$ 7,551,000.34%		$ 432

Redemptions In-Kind. During the period, 5,558,877 shares of Spartan International Index Fund held by affiliated entities were redeemed for cash and securities with a value of $206,623,465. The net realized gain (loss) of $105,326,578 on securities delivered through the in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 11: Shares Transactions. The Fund recognized no gain or loss for federal income tax purposes.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Spartan Extended Market Index	$ 9,241
Spartan International Index	15,057

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

During the period, FMR voluntarily agreed to reimburse Spartan International Index to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Spartan International Index	Expense Limitations	Reimbursement from adviser
Investor Class	.10%	$ 3,262,721
Fidelity Advantage Class	.07%	1,505,861

Effective February 1, 2012, the voluntary expense limitations noted in the above table will be eliminated.

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses as noted in the table below.

Management fee reduction
Spartan Extended Market Index	$ 294
Spartan International Index	47

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2011	Year ended February 28, 2011
Spartan Extended Market Index
From net investment income
Investor Class	$ 6,204,245	$ 35,864,371
Fidelity Advantage Class	2,269,336	12,335,221
Total	$ 8,473,581	$ 48,199,592
From net realized gain
Investor Class	$ 51,325,972	$ 47,790,092
Fidelity Advantage Class	17,512,689	15,834,408
Total	$ 68,838,661	$ 63,624,500
Spartan International Index
From net investment income
Investor Class	$ 17,897,757	$ 150,910,702
Fidelity Advantage Class	8,603,553	60,895,245
Total	$ 26,501,310	$ 211,805,947
From net realized gain
Investor Class	$ 3,579,535	$ 5,595,578
Fidelity Advantage Class	1,666,548	2,228,386
Total	$ 5,246,083	$ 7,823,964

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2011	Year ended February 28, 2011	Six months ended August 31, 2011	Year ended February 28, 2011
Spartan Extended Market Index
Investor Class
Shares sold	24,079,934	45,435,216	$ 947,980,805	$ 1,606,154,711
Reinvestment of distributions	1,399,129	2,250,162	56,524,830	82,020,497
Shares redeemed	(18,971,669)	(24,273,441)	(729,489,831)	(840,796,410)
Net increase (decrease)	6,507,394	23,411,937	$ 275,015,804	$ 847,378,798
Fidelity Advantage Class
Shares sold	6,137,105	14,000,658	$ 240,147,350	$ 500,866,077
Reinvestment of distributions	438,134	688,240	17,700,607	25,096,206
Shares redeemed	(4,630,168)	(5,862,959)	(178,567,271)	(197,954,495)
Net increase (decrease)	1,945,071	8,825,939	$ 79,280,686	$ 328,007,788
Spartan International Index
Investor Class
Shares sold	27,033,832	59,966,903	$ 966,069,232	$ 1,980,806,749
Reinvestment of distributions	569,532	4,401,698	20,941,677	152,236,260
Shares redeemed	(33,561,605)*	(51,367,429)	(1,205,854,154)*	(1,729,973,271)
Net increase (decrease)	(5,958,241)	13,001,172	$ (218,843,245)	$ 403,069,738
Fidelity Advantage Class
Shares sold	14,056,262	25,911,385	$ 488,393,699	$ 881,763,381
Reinvestment of distributions	238,949	1,516,656	8,786,153	52,438,159
Shares redeemed	(15,599,000)	(13,921,933)	(533,885,927)	(460,625,377)
Net increase (decrease)	(1,303,789)	13,506,108	$ (36,706,075)	$ 473,576,163

* Amount includes in-kind redemptions (see Note 6: Redemptions In-Kind).

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Spartan Extended Market Index Fund / Spartan International Index Fund / Spartan Total Market Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured over multiple periods against a broad-based securities market index. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare any of the funds' performance. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, the cumulative total returns of Fidelity Advantage Class and Investor Class of the fund and the cumulative total returns of a broad-based securities market index ("benchmark"). (The Spartan International Index Fund and the Spartan Total Market Index Fund did not offer Fidelity Advantage Institutional Class or Fidelity Institutional Class as of December 31, 2010. The Spartan Extended Market Index Fund did not offer Fidelity Advantage Institutional Class as of December 31, 2010.)

Spartan Extended Market Index Fund

The Board noted that the investment performance of Fidelity Advantage Class of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Spartan International Index Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the one- and five-year periods, although the three-year cumulative total return of Fidelity Advantage Class compared favorably to its benchmark. The Board noted that the fund bears fees, expenses, and brokerage commissions while the benchmark does not. In addition, the Board noted that the performance of the fund and benchmark may vary due to valuation differences. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Spartan Total Market Index Fund

The Board noted that the investment performance of the Fidelity Advantage Class of the fund compared favorably to its benchmark for the three-and five-year periods, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 17% would mean that 83% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board. For a more meaningful comparison of management fees, each fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board realizes that net management fees can vary from year to year because of differences in "fund-level" non-management expenses, and that "fund-level" non-management expenses may exceed the fund's management fee and result in a negative net management fee. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses under each fund's management contract.

Spartan Extended Market Index Fund

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Furthermore, the Board considered that, in July 2011, after the periods shown in the chart above, it had approved an amended and restated management contract for the fund (effective September 1, 2011) that lowered the fund's management fee from 7 basis points to 6 basis points.

Semiannual Report

Spartan International Index Fund

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Furthermore, the Board considered that, in July 2011, after the periods shown in the chart above, it had approved an amended and restated management contract for the fund (effective September 1, 2011) that lowered the fund's management fee from 17 basis points to 6 basis points. The Board also considered that it had approved an amended and restated sub-advisory contract for the fund with Geode Capital Management, LLC (Geode) that lowered the sub-advisory fees that FMR pays to Geode.

Spartan Total Market Index Fund

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Furthermore, the Board considered that, in July 2011, after the periods shown in the chart above, it had approved an amended and restated management contract for the fund (effective September 1, 2011) that lowered the fund's management fee from 7 basis points to 4.5 basis points. The Board also considered that it had approved an amended and restated sub-advisory contract for the fund with Geode Capital Management, LLC (Geode) that lowered the sub-advisory fees that FMR pays to Geode.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of each class of each fund, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for each fund (i) oblige FMR to pay all class-level expenses of Investor Class of each fund and limit the total expenses of Investor Class to 10 basis points for each of Spartan Extended Market Index Fund and Spartan Total Market Index Fund and 20 basis points for Spartan International Index Fund, and (ii) oblige FMR to pay all class-level expenses of Fidelity Advantage Class of each fund and limit the total expenses of Fidelity Advantage Class to 7 basis points for each of Spartan Extended Market Index Fund and Spartan Total Market Index Fund and 17 basis points for Spartan International Index Fund. These contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class.

The Board noted that the total expense ratio of each class of each fund ranked below its competitive median for 2010. The Board considered that various factors, including 12b-1 fees, positive or negative performance adjustments, and relatively higher other expenses in the case of small fund size, can affect total expense ratios.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers and other key personnel and strategies for attracting and retaining non-investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) historical trends in Fidelity's realization of fall-out benefits; (vi) Fidelity's group fee structures and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and Fidelity's compliance practices with respect to performance adjustment calculations; (ix) the fee structures in place for certain other Fidelity clients; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

Fidelity Automated Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

SIF-USAN-1011
1.790950.108

Spartan® Total Market Index

Fund
Class F

Semiannual Report
(2_fidelity_logos) (Registered_Trademark)

August 31, 2011

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Geode is a registered service mark of Geode Capital Management, LLC.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Spartan Total Market Index Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2011 to August 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Expenses Paid During Period* March 1, 2011 to August 31, 2011
Investor Class	.10%
Actual		$ 1,000.00	$ 922.60	$ .48
HypotheticalA		$ 1,000.00	$ 1,024.63	$ .51
Fidelity Advantage Class	.07%
Actual		$ 1,000.00	$ 922.70	$ .34
HypotheticalA		$ 1,000.00	$ 1,024.78	$ .36
Class F	.07%
Actual		$ 1,000.00	$ 922.70	$ .34
HypotheticalA		$ 1,000.00	$ 1,024.78	$ .36

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Spartan Total Market Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	2.6	2.9
Apple, Inc.	2.6	2.1
International Business Machines Corp.	1.5	1.3
Microsoft Corp.	1.5	1.4
Chevron Corp.	1.4	1.4
Johnson & Johnson	1.3	1.1
Procter & Gamble Co.	1.3	1.2
General Electric Co.	1.3	1.5
AT&T, Inc.	1.2	1.1
Pfizer, Inc.	1.1	1.0
	15.8
Market Sectors as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	17.9	18.3
Financials	15.1	16.6
Health Care	11.7	10.9
Consumer Discretionary	11.4	11.2
Energy	11.3	11.9
Industrials	10.7	11.2
Consumer Staples	9.7	8.6
Materials	4.2	4.2
Utilities	3.7	3.2
Telecommunication Services	2.8	2.6

Semiannual Report

Spartan Total Market Index Fund

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CONSUMER DISCRETIONARY - 11.4%
Auto Components - 0.4%
American Axle & Manufacturing Holdings, Inc. (a)(d)	54,174	$ 506,527
Amerigon, Inc. (a)(d)	17,999	240,647
BorgWarner, Inc. (a)(d)	93,607	6,682,604
Cooper Tire & Rubber Co.	44,174	535,831
Dana Holding Corp. (a)	107,823	1,374,743
Dorman Products, Inc. (a)	5,599	181,128
Drew Industries, Inc. (d)	15,270	304,026
Exide Technologies (a)	52,913	298,429
Federal-Mogul Corp. Class A (a)	34,200	607,392
Fuel Systems Solutions, Inc. (a)	12,754	269,492
Gentex Corp. (d)	120,537	3,127,332
Johnson Controls, Inc.	537,531	17,136,488
Lear Corp.	81,931	3,914,663
Modine Manufacturing Co. (a)	35,448	408,361
Motorcar Parts of America, Inc. (a)	2,513	25,532
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	7,778	25,745
Spartan Motors, Inc.	20,284	92,901
Standard Motor Products, Inc.	19,696	259,396
Stoneridge, Inc. (a)	18,983	151,295
Strattec Security Corp.	737	19,354
Superior Industries International, Inc.	27,366	471,243
Tenneco, Inc. (a)(d)	44,611	1,463,687
The Goodyear Tire & Rubber Co. (a)	182,844	2,278,236
TRW Automotive Holdings Corp. (a)	80,349	3,349,750
Visteon Corp. (a)	34,596	1,767,164
		45,491,966
Automobiles - 0.5%
Ford Motor Co. (a)	3,035,368	33,753,292
General Motors Co.	464,174	11,154,101
Harley-Davidson, Inc.	182,088	7,039,522
Tesla Motors, Inc. (a)(d)	31,321	774,882
Thor Industries, Inc. (d)	38,350	852,521
Winnebago Industries, Inc. (a)(d)	25,089	196,949
		53,771,267
Distributors - 0.1%
Audiovox Corp. Class A (a)	10,705	68,619
Core-Mark Holding Co., Inc. (a)(d)	6,815	242,069
Genuine Parts Co.	124,799	6,866,441
LKQ Corp. (a)	111,886	2,864,282
Pool Corp. (d)	45,057	1,168,328
Weyco Group, Inc.	2,185	49,709
		11,259,448
Diversified Consumer Services - 0.3%
American Public Education, Inc. (a)(d)	18,624	767,681
Apollo Group, Inc. Class A (non-vtg.) (a)	100,185	4,691,163
Archipelago Learning, Inc. (a)	8,085	75,110
Ascent Capital Group, Inc. (a)	16,776	803,570
Bridgepoint Education, Inc. (a)(d)	12,062	266,329

	Shares	Value
Capella Education Co. (a)(d)	14,362	$ 459,297
Career Education Corp. (a)	49,176	834,517
Carriage Services, Inc.	4,501	25,881
Coinstar, Inc. (a)(d)	23,719	1,081,349
Corinthian Colleges, Inc. (a)(d)	92,351	203,172
CPI Corp.	5,845	50,676
DeVry, Inc.	48,000	2,120,640
Education Management Corp. (a)(d)	35,115	552,359
Grand Canyon Education, Inc. (a)	21,464	333,765
H&R Block, Inc.	236,481	3,575,593
Hillenbrand, Inc.	45,652	931,301
ITT Educational Services, Inc. (a)(d)	25,984	1,875,005
K12, Inc. (a)(d)	21,384	574,802
Learning Tree International, Inc.	3,604	34,959
Lincoln Educational Services Corp. (d)	10,874	106,891
Mac-Gray Corp.	2,589	35,884
Matthews International Corp. Class A	24,654	823,690
National American University Holdings, Inc.	2,830	24,847
Princeton Review, Inc. (a)	16,356	2,960
Regis Corp.	41,282	609,735
Service Corp. International	181,656	1,856,524
Sotheby's Class A (Ltd. vtg.)	50,462	1,877,691
Steiner Leisure Ltd. (a)	11,684	466,075
Stewart Enterprises, Inc. Class A (d)	61,136	370,484
Strayer Education, Inc. (d)	9,993	945,837
Universal Technical Institute, Inc. (a)	32,277	469,953
Weight Watchers International, Inc. (d)	31,651	1,915,519
		28,763,259
Hotels, Restaurants & Leisure - 2.1%
AFC Enterprises, Inc. (a)	20,063	260,618
Ambassadors Group, Inc.	22,008	167,261
Ameristar Casinos, Inc.	19,418	362,534
Bally Technologies, Inc. (a)	39,952	1,253,694
Biglari Holdings, Inc. (a)	666	219,287
BJ's Restaurants, Inc. (a)(d)	23,859	1,101,570
Bluegreen Corp. (a)	12,276	32,409
Bob Evans Farms, Inc.	30,612	972,237
Boyd Gaming Corp. (a)(d)	54,623	341,394
Bravo Brio Restaurant Group, Inc.	13,661	283,466
Brinker International, Inc.	68,262	1,541,356
Buffalo Wild Wings, Inc. (a)(d)	15,157	934,126
Caribou Coffee Co., Inc. (a)(d)	19,840	301,370
Carnival Corp. unit	327,538	10,818,580
CEC Entertainment, Inc.	22,550	700,403
Chipotle Mexican Grill, Inc. (a)(d)	25,899	8,115,970
Choice Hotels International, Inc. (d)	31,640	983,371
Churchill Downs, Inc.	11,407	499,398
Cracker Barrel Old Country Store, Inc. (d)	20,408	864,483
Darden Restaurants, Inc. (d)	103,554	4,980,947
Denny's Corp. (a)(d)	78,114	296,052
DineEquity, Inc. (a)	14,075	589,743
Domino's Pizza, Inc. (a)	31,985	886,944
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Dover Downs Gaming & Entertainment, Inc.	1,655	$ 4,353
Dover Motorsports, Inc. (a)	10,964	15,788
Dunkin' Brands Group, Inc. (a)(d)	12,625	332,543
Empire Resorts, Inc. (a)(d)	14,578	11,517
Gaylord Entertainment Co. (a)(d)	23,977	602,782
Great Wolf Resorts, Inc. (a)	12,535	35,599
Hyatt Hotels Corp. Class A (a)(d)	42,594	1,512,513
International Game Technology	221,461	3,379,495
International Speedway Corp. Class A (d)	21,919	551,482
Interval Leisure Group, Inc. (a)	32,363	407,774
Isle of Capri Casinos, Inc. (a)(d)	22,664	148,223
Jack in the Box, Inc. (a)(d)	46,233	960,259
Jamba, Inc. (a)(d)	64,608	113,710
Krispy Kreme Doughnuts, Inc. (a)(d)	51,721	470,144
Lakes Entertainment, Inc. (a)	3,151	7,657
Las Vegas Sands Corp. (a)	383,041	17,838,219
Life Time Fitness, Inc. (a)(d)	31,151	1,194,329
Luby's, Inc. (a)(d)	16,034	72,955
Marcus Corp.	25,080	245,282
Marriott International, Inc. Class A (d)	265,971	7,787,631
McCormick & Schmick's Seafood Restaurants (a)	15,095	94,193
McDonald's Corp.	834,453	75,484,618
MGM Mirage, Inc. (a)(d)	246,435	2,728,035
Monarch Casino & Resort, Inc. (a)	5,269	53,586
Morgans Hotel Group Co. (a)	30,367	208,621
MTR Gaming Group, Inc. (a)	6,307	15,768
Multimedia Games Holdng Co., Inc. (a)	14,326	70,627
O'Charleys, Inc. (a)(d)	11,145	62,635
Orient Express Hotels Ltd. Class A (a)(d)	69,878	547,844
P.F. Chang's China Bistro, Inc. (d)	20,549	619,347
Panera Bread Co. Class A (a)(d)	25,732	2,963,040
Papa John's International, Inc. (a)	21,131	628,647
Peet's Coffee & Tea, Inc. (a)(d)	17,030	991,998
Penn National Gaming, Inc. (a)(d)	55,227	2,198,587
Pinnacle Entertainment, Inc. (a)(d)	67,938	932,109
Premier Exhibitions, Inc. (a)	1,509	2,490
Red Robin Gourmet Burgers, Inc. (a)(d)	23,193	723,622
Rick's Cabaret International, Inc. (a)	6,282	44,916
Royal Caribbean Cruises Ltd. (d)	101,466	2,634,057
Ruby Tuesday, Inc. (a)(d)	47,027	391,735
Ruth's Hospitality Group, Inc. (a)(d)	24,452	129,351
Scientific Games Corp. Class A (a)(d)	50,080	441,706
Shuffle Master, Inc. (a)(d)	46,223	409,536
Six Flags Entertainment Corp. (d)	44,176	1,482,105
Sonic Corp. (a)(d)	67,218	623,111
Speedway Motorsports, Inc.	6,646	88,990
Starbucks Corp.	591,813	22,855,818
Starwood Hotels & Resorts Worldwide, Inc.	147,779	6,585,032

	Shares	Value
Texas Roadhouse, Inc. Class A	62,726	$ 896,982
The Cheesecake Factory, Inc. (a)(d)	34,842	956,413
Town Sports International Holdings, Inc. (a)	14,381	108,001
Vail Resorts, Inc. (d)	26,158	1,057,568
Wendy's Co. (a)	275,014	1,339,318
WMS Industries, Inc. (a)	42,098	918,578
Wyndham Worldwide Corp.	140,860	4,575,133
Wynn Resorts Ltd.	69,481	10,750,100
Yum! Brands, Inc.	366,901	19,948,407
		236,762,092
Household Durables - 0.4%
American Biltrite, Inc. (a)	377	2,356
American Greetings Corp. Class A (d)	33,085	702,064
Bassett Furniture Industries, Inc.	2,027	15,203
Beazer Homes USA, Inc. (a)(d)	84,882	179,101
Blyth, Inc.	10,182	579,559
Brookfield Residential Properties, Inc. (a)	20,702	161,734
Cavco Industries, Inc. (a)(d)	9,589	348,752
Cobra Electronics Corp. (a)	1,132	4,075
CSS Industries, Inc.	11,318	200,895
D.R. Horton, Inc.	210,188	2,211,178
Dixie Group, Inc. (a)	3,266	12,052
Emerson Radio Corp. (a)	26,029	42,167
Ethan Allen Interiors, Inc.	21,402	367,900
Flexsteel Industries, Inc.	2,795	43,826
Fortune Brands, Inc.	118,242	6,753,983
Furniture Brands International, Inc. (a)	40,905	114,943
Garmin Ltd. (d)	95,000	3,185,350
Harman International Industries, Inc.	51,385	1,859,623
Helen of Troy Ltd. (a)(d)	27,742	832,815
Hooker Furniture Corp.	14,148	128,039
Hovnanian Enterprises, Inc. Class A (a)(d)	164,349	269,532
iRobot Corp. (a)(d)	23,735	660,308
Jarden Corp.	68,199	1,980,499
KB Home (d)	62,522	412,020
Kid Brands, Inc. (a)	6,067	22,630
Koss Corp.	2,928	19,178
La-Z-Boy, Inc. (a)(d)	38,301	337,049
Leggett & Platt, Inc.	107,942	2,395,233
Lennar Corp. Class A	126,416	1,858,315
Libbey, Inc. (a)(d)	18,258	236,624
Lifetime Brands, Inc.	283	3,000
M.D.C. Holdings, Inc.	27,639	540,619
M/I Homes, Inc. (a)(d)	27,287	224,845
Meritage Homes Corp. (a)(d)	29,615	554,689
Mohawk Industries, Inc. (a)	41,918	2,077,037
Newell Rubbermaid, Inc.	219,074	3,031,984
NVR, Inc. (a)(d)	4,555	2,899,258
PulteGroup, Inc. (a)(d)	249,031	1,195,349
Ryland Group, Inc.	35,442	413,254
Sealy Corp., Inc. (a)(d)	20,405	41,626
Skullcandy, Inc. (a)(d)	7,236	119,683
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Skyline Corp.	23,853	$ 260,475
Standard Pacific Corp. (a)(d)	107,974	277,493
Stanley Furniture Co., Inc. (a)	6,253	21,573
Tempur-Pedic International, Inc. (a)(d)	52,973	3,085,148
Toll Brothers, Inc. (a)	109,758	1,886,740
Tupperware Brands Corp.	46,183	3,071,170
Universal Electronics, Inc. (a)(d)	15,725	306,009
Whirlpool Corp.	59,112	3,705,731
Zagg, Inc. (a)(d)	23,334	350,710
		50,003,396
Internet & Catalog Retail - 1.0%
1-800-FLOWERS.com, Inc. Class A (a)	26,558	66,129
Amazon.com, Inc. (a)	282,569	60,834,280
Blue Nile, Inc. (a)(d)	12,438	482,968
dELiA*s, Inc. (a)	3,266	5,030
Expedia, Inc.	158,084	4,791,526
Gaiam, Inc. Class A	13,834	51,739
Geeknet, Inc. (a)	1,295	27,312
Hollywood Media Corp. (a)	1,132	1,777
HomeAway, Inc.	6,061	253,592
HSN, Inc. (a)	30,688	986,312
Liberty Media Corp. Interactive Series A (a)	460,199	7,280,348
Netflix, Inc. (a)(d)	35,632	8,373,876
NutriSystem, Inc.	29,538	377,791
Orbitz Worldwide, Inc. (a)	34,326	87,188
Overstock.com, Inc. (a)	15,873	166,190
PetMed Express, Inc. (d)	35,429	358,896
Priceline.com, Inc. (a)	39,225	21,074,024
Shutterfly, Inc. (a)(d)	23,528	1,262,512
ValueVision Media, Inc. Class A (a)(d)	20,455	77,524
Vitacost.com, Inc. (a)(d)	16,879	80,513
		106,639,527
Leisure Equipment & Products - 0.2%
Arctic Cat, Inc. (a)	9,536	149,524
Black Diamond, Inc. (a)	14,459	111,479
Brunswick Corp. (d)	75,102	1,193,371
Callaway Golf Co.	68,062	382,508
Eastman Kodak Co. (a)(d)	188,458	599,296
Hasbro, Inc. (d)	92,971	3,601,697
JAKKS Pacific, Inc. (d)	26,080	443,360
Johnson Outdoors, Inc. Class A (a)	2,591	40,990
Leapfrog Enterprises, Inc. Class A (a)(d)	37,019	122,163
Marine Products Corp. (a)(d)	12,882	71,753
Mattel, Inc.	304,154	8,172,618
Meade Instruments Corp. (a)	123	517
Nautilus, Inc. (a)	5,660	8,264
Polaris Industries, Inc.	26,640	2,926,937
Smith & Wesson Holding Corp. (a)	100,101	327,330
Steinway Musical Instruments, Inc. (a)	5,069	126,066

	Shares	Value
Sturm Ruger & Co., Inc. (d)	39,887	$ 1,327,040
Summer Infant, Inc. (a)	26,950	188,381
		19,793,294
Media - 3.0%
A.H. Belo Corp. Class A	17,879	95,653
AMC Networks, Inc. Class A	45,480	1,682,760
Arbitron, Inc.	20,810	781,416
Ballantyne of Omaha, Inc. (a)	14,823	57,217
Belo Corp. Series A (d)	72,374	394,438
Cablevision Systems Corp. - NY Group Class A	181,920	3,285,475
Carmike Cinemas, Inc. (a)(d)	23,866	168,971
CBS Corp. Class B	500,265	12,531,638
Charter Communications, Inc. Class A (a)	34,881	1,739,864
Cinemark Holdings, Inc.	60,930	1,276,484
Clear Channel Outdoor Holding, Inc. Class A (a)	45,127	516,704
Comcast Corp. Class A	2,221,188	47,777,754
Crown Media Holdings, Inc. Class A (a)(d)	9,117	12,034
Cumulus Media, Inc. Class A (a)(d)	41,830	112,523
Dex One Corp. (a)	53,288	75,669
DIRECTV (a)	615,559	27,066,129
Discovery Communications, Inc. (a)(d)	223,081	9,431,865
DISH Network Corp. Class A (a)	162,648	4,043,429
DreamWorks Animation SKG, Inc. Class A (a)(d)	45,636	963,832
E.W. Scripps Co. Class A (a)	26,632	223,709
Emmis Communications Corp. Class A (a)	8,748	6,648
Entercom Communications Corp. Class A (a)(d)	23,298	142,351
Entravision Communication Corp. Class A (a)	50,621	57,202
Fisher Communications, Inc. (a)	2,929	77,648
Gannett Co., Inc.	183,453	2,118,882
Global Traffic Network, Inc. (a)	1,948	27,272
Gray Television, Inc. (a)	8,201	15,582
Harris Interactive, Inc. (a)	5,913	3,800
Harte-Hanks, Inc. (d)	49,901	396,713
Insignia Systems, Inc. (d)	5,528	18,629
interCLICK, Inc. (a)	2,473	14,294
Interpublic Group of Companies, Inc.	377,321	3,256,280
John Wiley & Sons, Inc. Class A	37,069	1,808,597
Journal Communications, Inc. Class A (a)	21,579	79,627
Knology, Inc. (a)	39,011	531,720
Lamar Advertising Co. Class A (a)(d)	41,834	874,749
Lee Enterprises, Inc. (a)(d)	26,108	17,101
Liberty Global, Inc. Class A (a)	182,240	7,360,674
Liberty Media Corp.:
Capital Series A (a)	61,430	4,380,573
Starz Series A (a)	47,655	3,282,000
LIN TV Corp. Class A (a)	39,505	122,070
Live Nation Entertainment, Inc. (a)(d)	158,725	1,468,206
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
LodgeNet Entertainment Corp. (a)(d)	29,743	$ 55,322
Madison Square Garden Co. Class A (a)	42,023	1,015,276
Martha Stewart Living Omnimedia, Inc. Class A (a)(d)	38,649	129,088
McGraw-Hill Companies, Inc.	256,846	10,815,785
Media General, Inc. Class A (a)(d)	23,858	53,442
Meredith Corp. (d)	31,964	824,671
Morningstar, Inc.	16,775	1,000,797
National CineMedia, Inc.	44,194	626,229
Navarre Corp. (a)	6,532	11,627
New Frontier Media, Inc. (a)	5,632	7,040
News Corp. Class A	1,857,134	32,072,704
Omnicom Group, Inc.	232,025	9,408,614
Outdoor Channel Holdings, Inc.	3,926	27,050
Pandora Media, Inc. (d)	10,914	144,065
Radio One, Inc. Class D (non-vtg.) (a)(d)	25,882	37,011
ReachLocal, Inc. (a)	5,699	82,920
Regal Entertainment Group Class A (d)	60,517	790,957
Rentrak Corp. (a)(d)	4,960	70,978
Saga Communications, Inc. Class A (a)	220	6,875
Salem Communications Corp. Class A	1,900	4,769
Scholastic Corp.	18,903	524,747
Scripps Networks Interactive, Inc. Class A	69,307	2,969,805
Sinclair Broadcast Group, Inc. Class A	40,057	312,845
Sirius XM Radio, Inc. (a)(d)	3,095,582	5,572,048
Spanish Broadcasting System, Inc. Class A (a)	766	2,444
SuperMedia, Inc. (a)(d)	21,266	45,084
The McClatchy Co. Class A (a)(d)	40,517	68,879
The New York Times Co. Class A (a)(d)	89,725	733,951
The Walt Disney Co.	1,425,448	48,550,759
Time Warner Cable, Inc.	271,227	17,765,369
Time Warner, Inc.	886,797	28,075,993
Valassis Communications, Inc. (a)(d)	37,153	938,856
Viacom, Inc. Class B (non-vtg.)	433,447	20,909,483
Virgin Media, Inc. (d)	227,234	5,762,654
Washington Post Co. Class B	3,946	1,403,829
World Wrestling Entertainment, Inc. Class A (d)	48,615	465,732
		329,585,880
Multiline Retail - 0.7%
99 Cents Only Stores (a)	57,941	1,078,861
Big Lots, Inc. (a)	57,190	1,938,741
Dillard's, Inc. Class A (d)	40,495	1,874,109
Dollar General Corp. (a)(d)	77,000	2,818,200
Dollar Tree, Inc. (a)	99,611	7,114,218
Family Dollar Stores, Inc.	90,103	4,810,599
Fred's, Inc. Class A	44,997	515,216
JCPenney Co., Inc. (d)	154,332	4,109,861
Kohl's Corp.	215,840	10,002,026
Macy's, Inc.	335,006	8,693,406

	Shares	Value
Nordstrom, Inc.	133,527	$ 6,070,137
Saks, Inc. (a)(d)	109,810	1,062,961
Sears Holdings Corp. (a)(d)	35,714	2,138,911
Target Corp.	509,617	26,331,910
The Bon-Ton Stores, Inc. (d)	39,391	276,131
Tuesday Morning Corp. (a)	29,494	117,681
		78,952,968
Specialty Retail - 2.0%
A.C. Moore Arts & Crafts, Inc. (a)	3,492	4,330
Aarons, Inc. Class A	57,398	1,529,083
Abercrombie & Fitch Co. Class A	69,101	4,395,515
Advance Auto Parts, Inc. (d)	61,864	3,756,382
Aeropostale, Inc. (a)(d)	71,063	794,484
America's Car Mart, Inc. (a)(d)	11,435	343,622
American Eagle Outfitters, Inc.	147,254	1,630,102
ANN, Inc. (a)	51,477	1,213,313
Asbury Automotive Group, Inc. (a)	24,637	463,422
Ascena Retail Group, Inc. (a)	49,800	1,415,316
AutoNation, Inc. (a)(d)	55,596	2,244,966
AutoZone, Inc. (a)	23,054	7,077,578
Barnes & Noble, Inc. (d)	29,397	392,156
bebe Stores, Inc.	34,397	235,963
Bed Bath & Beyond, Inc. (a)	198,360	11,278,750
Best Buy Co., Inc.	250,369	6,406,943
Big 5 Sporting Goods Corp.	17,815	132,365
Body Central Corp.	9,757	169,284
Books-A-Million, Inc. (d)	4,843	12,640
Brown Shoe Co., Inc.	43,285	356,236
Build-A-Bear Workshop, Inc. (a)	4,442	26,252
Cabela's, Inc. Class A (a)	29,270	686,382
Cache, Inc. (a)	3,160	17,538
CarMax, Inc. (a)(d)	179,445	5,044,199
Casual Male Retail Group, Inc. (a)(d)	15,462	64,477
Charming Shoppes, Inc. (a)(d)	75,289	238,666
Chico's FAS, Inc.	136,124	1,894,846
Christopher & Banks Corp.	19,939	94,910
Citi Trends, Inc. (a)(d)	15,835	184,636
Coldwater Creek, Inc. (a)	58,086	61,571
Collective Brands, Inc. (a)(d)	49,275	664,720
Conn's, Inc. (a)	8,558	49,037
Cost Plus, Inc. (a)(d)	10,553	81,997
Destination Maternity Corp.	10,818	151,993
Dick's Sporting Goods, Inc. (a)(d)	64,441	2,263,812
DSW, Inc. Class A	23,992	1,113,469
Express, Inc.	43,395	828,411
Finish Line, Inc. Class A	36,034	724,283
Foot Locker, Inc. (d)	118,547	2,474,076
Francescas Holdings Corp. (a)	8,517	195,295
GameStop Corp. Class A (a)(d)	114,498	2,739,937
Gap, Inc. (d)	270,096	4,461,986
Genesco, Inc. (a)(d)	21,882	1,160,184
GNC Holdings, Inc.	16,742	405,156
Group 1 Automotive, Inc.	18,863	787,530
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Guess?, Inc. (d)	48,464	$ 1,653,107
Haverty Furniture Companies, Inc.	18,287	216,701
hhgregg, Inc. (a)(d)	16,659	182,916
Hibbett Sports, Inc. (a)(d)	24,940	934,252
Home Depot, Inc.	1,279,766	42,718,589
Hot Topic, Inc.	56,426	467,207
Jos. A. Bank Clothiers, Inc. (a)(d)	19,775	1,013,469
Kirkland's, Inc. (a)	11,739	108,703
Limited Brands, Inc.	217,472	8,207,393
Lithia Motors, Inc. Class A (sub. vtg.) (d)	22,674	427,858
Lowe's Companies, Inc.	1,039,708	20,721,380
Lumber Liquidators Holdings, Inc. (a)(d)	23,719	359,106
MarineMax, Inc. (a)	11,109	75,430
Midas, Inc. (a)	19,028	153,175
Monro Muffler Brake, Inc.	31,221	1,234,166
New York & Co., Inc. (a)	21,315	74,603
O'Reilly Automotive, Inc. (a)	108,213	7,020,859
Office Depot, Inc. (a)	220,852	574,215
OfficeMax, Inc. (a)(d)	68,373	428,699
Pacific Sunwear of California, Inc. (a)(d)	65,961	102,240
Penske Automotive Group, Inc. (d)	30,157	550,064
Perfumania Holdings, Inc. (a)	961	14,896
PetSmart, Inc.	86,339	3,641,779
Pier 1 Imports, Inc. (a)(d)	92,879	991,948
RadioShack Corp. (d)	90,100	1,172,201
Rent-A-Center, Inc. (d)	47,384	1,335,281
Ross Stores, Inc.	95,603	7,316,020
rue21, Inc. (a)	11,073	277,489
Sally Beauty Holdings, Inc. (a)(d)	67,918	1,147,814
Select Comfort Corp. (a)(d)	39,308	624,211
Shoe Carnival, Inc. (a)	2,916	73,804
Signet Jewelers Ltd.	62,080	2,417,395
Sonic Automotive, Inc. Class A (sub. vtg.)	35,830	497,320
Stage Stores, Inc.	25,511	416,595
Staples, Inc.	579,525	8,542,199
Stein Mart, Inc.	18,624	131,858
Systemax, Inc. (a)(d)	7,197	97,160
Talbots, Inc. (a)(d)	38,015	111,764
Teavana Holdings, Inc. (a)	6,102	158,347
The Buckle, Inc. (d)	19,120	753,328
The Cato Corp. Class A (sub. vtg.)	33,996	862,818
The Children's Place Retail Stores, Inc. (a)(d)	19,845	851,747
The Men's Wearhouse, Inc.	42,239	1,221,129
The Pep Boys - Manny, Moe & Jack (d)	77,126	762,005
Tiffany & Co., Inc.	100,791	7,252,920
TJX Companies, Inc.	316,224	17,272,155
Tractor Supply Co.	54,980	3,374,123
Trans World Entertainment Corp. (a)	3,266	6,630

	Shares	Value
Ulta Salon, Cosmetics & Fragrance, Inc. (a)(d)	37,027	$ 2,187,555
Urban Outfitters, Inc. (a)(d)	99,600	2,607,030
Vitamin Shoppe, Inc. (a)	17,024	754,163
West Marine, Inc. (a)	3,604	34,058
Wet Seal, Inc. Class A (a)(d)	73,433	370,102
Williams-Sonoma, Inc.	71,130	2,355,114
Zale Corp. (a)	24,716	100,841
Zumiez, Inc. (a)(d)	19,632	362,996
		227,588,740
Textiles, Apparel & Luxury Goods - 0.7%
American Apparel, Inc. (a)(d)	32,248	31,297
Carter's, Inc. (a)(d)	41,803	1,292,967
Cherokee, Inc.	14,970	207,335
Coach, Inc.	236,238	13,281,300
Columbia Sportswear Co. (d)	9,965	525,056
Crocs, Inc. (a)(d)	76,534	2,093,970
Culp, Inc. (a)	7,722	65,869
Deckers Outdoor Corp. (a)(d)	31,569	2,808,378
Delta Apparel, Inc. (a)	2,090	34,778
Fossil, Inc. (a)	35,790	3,457,672
G-III Apparel Group Ltd. (a)	9,432	266,548
Hallwood Group, Inc. (a)	664	7,968
Hanesbrands, Inc. (a)(d)	73,068	2,086,822
Iconix Brand Group, Inc. (a)(d)	52,008	1,018,317
Joe's Jeans, Inc. (a)	35,661	23,608
K-Swiss, Inc. Class A (a)(d)	25,500	136,170
Kenneth Cole Productions, Inc. Class A (sub. vtg.) (a)	14,684	170,481
Lacrosse Footwear, Inc.	889	11,468
Liz Claiborne, Inc. (a)(d)	87,251	455,450
Maidenform Brands, Inc. (a)(d)	19,749	502,020
Movado Group, Inc.	13,520	186,035
NIKE, Inc. Class B	237,826	20,607,623
Oxford Industries, Inc.	9,531	341,400
Perry Ellis International, Inc. (a)(d)	7,140	164,077
PVH Corp.	47,416	3,160,751
Quiksilver, Inc. (a)(d)	87,775	366,900
R.G. Barry Corp.	311	3,175
Ralph Lauren Corp.	49,873	6,838,087
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)(d)	29,059	468,722
Steven Madden Ltd. (a)(d)	35,821	1,293,855
The Jones Group, Inc.	68,805	808,459
Timberland Co. Class A (a)	45,147	1,938,612
True Religion Apparel, Inc. (a)	28,964	883,402
Under Armour, Inc. Class A (sub. vtg.) (a)	29,362	2,080,591
Unifi, Inc. (a)	20,674	231,962
Vera Bradley, Inc.	17,952	630,115
VF Corp.	69,543	8,140,704
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Warnaco Group, Inc. (a)(d)	33,336	$ 1,778,476
Wolverine World Wide, Inc. (d)	35,347	1,286,984
		79,687,404
TOTAL CONSUMER DISCRETIONARY		1,268,299,241
CONSUMER STAPLES - 9.7%
Beverages - 2.2%
Boston Beer Co., Inc. Class A (a)(d)	8,374	678,880
Brown-Forman Corp. Class B (non-vtg.)	84,322	6,050,104
Central European Distribution Corp. (a)(d)	96,949	682,521
Coca-Cola Bottling Co. Consolidated	3,395	190,120
Coca-Cola Enterprises, Inc.	252,713	6,979,933
Constellation Brands, Inc. Class A (sub. vtg.) (a)	148,413	2,934,125
Dr Pepper Snapple Group, Inc.	175,905	6,768,824
Hansen Natural Corp. (a)	73,516	6,272,385
Jones Soda Co. (a)	16,457	14,647
Molson Coors Brewing Co. Class B	125,481	5,489,794
National Beverage Corp.	8,441	139,192
PepsiCo, Inc.	1,275,391	82,173,442
Primo Water Corp.	5,000	35,350
The Coca-Cola Co.	1,707,076	120,263,504
		238,672,821
Food & Staples Retailing - 2.0%
Andersons, Inc. (d)	18,139	729,369
Arden Group, Inc. Class A	94	7,666
BJ's Wholesale Club, Inc. (a)	37,468	1,904,124
Casey's General Stores, Inc.	31,862	1,433,790
Chefs' Warehouse Holdings (a)	7,677	111,317
Costco Wholesale Corp.	344,215	27,034,646
CVS Caremark Corp.	1,090,751	39,168,868
Fresh Market, Inc.	23,471	906,215
Ingles Markets, Inc. Class A	16,087	246,614
Kroger Co.	464,693	10,948,167
Nash-Finch Co. (d)	12,582	400,108
PriceSmart, Inc. (d)	11,775	770,792
Rite Aid Corp. (a)(d)	535,679	589,247
Ruddick Corp.	35,395	1,447,302
Safeway, Inc. (d)	276,476	5,067,805
Spartan Stores, Inc.	27,341	441,284
SUPERVALU, Inc. (d)	155,056	1,235,796
Susser Holdings Corp. (a)	6,602	139,302
Sysco Corp.	465,750	13,008,398
The Pantry, Inc. (a)(d)	26,683	333,538
United Natural Foods, Inc. (a)(d)	47,398	1,927,677
Village Super Market, Inc. Class A	3,678	92,060
Wal-Mart Stores, Inc.	1,420,893	75,605,717

	Shares	Value
Walgreen Co.	731,969	$ 25,772,628
Weis Markets, Inc.	8,266	323,201
Whole Foods Market, Inc.	120,225	7,938,457
Winn-Dixie Stores, Inc. (a)(d)	69,813	538,258
		218,122,346
Food Products - 1.8%
Alico, Inc.	189	4,014
Archer Daniels Midland Co.	470,652	13,404,169
B&G Foods, Inc. Class A	31,294	569,864
Bridgford Foods Corp.	377	3,785
Bunge Ltd. (d)	114,936	7,437,509
Cal-Maine Foods, Inc. (d)	16,246	527,508
Calavo Growers, Inc.	7,329	146,580
Campbell Soup Co.	155,886	4,968,087
Chiquita Brands International, Inc. (a)(d)	33,745	347,911
ConAgra Foods, Inc.	331,831	8,103,313
Corn Products International, Inc.	55,378	2,589,475
Darling International, Inc. (a)	85,404	1,439,057
Dean Foods Co. (a)	132,353	1,143,530
Diamond Foods, Inc. (d)	20,128	1,587,294
Dole Food Co., Inc. (a)(d)	20,417	230,100
Farmer Brothers Co.	3,401	19,284
Flowers Foods, Inc.	97,272	1,853,032
Fresh Del Monte Produce, Inc. (d)	32,860	793,240
General Mills, Inc.	483,478	18,328,651
Green Mountain Coffee Roasters, Inc. (a)(d)	101,179	10,597,488
H.J. Heinz Co. (d)	251,462	13,236,960
Hain Celestial Group, Inc. (a)(d)	43,037	1,361,260
Harbinger Group, Inc. (a)	830	3,801
Hershey Co.	128,845	7,556,759
Hormel Foods Corp. (d)	106,800	2,948,748
Imperial Sugar Co. (d)	15,862	142,124
J&J Snack Foods Corp.	11,284	571,083
John B. Sanfilippo & Son, Inc. (a)	2,796	23,375
Kellogg Co.	197,535	10,730,101
Kraft Foods, Inc. Class A	1,297,867	45,451,302
Lancaster Colony Corp.	15,536	941,792
McCormick & Co., Inc. (non-vtg.)	109,101	5,213,937
Mead Johnson Nutrition Co. Class A	161,195	11,485,144
Omega Protein Corp. (a)	14,300	172,744
Pilgrims Pride Corp. (a)(d)	33,011	114,878
Ralcorp Holdings, Inc. (a)(d)	41,373	3,581,661
Reddy Ice Holdings, Inc. (a)	27,498	53,621
Sanderson Farms, Inc. (d)	17,783	697,094
Sara Lee Corp.	457,746	8,257,738
Seneca Foods Corp. Class A (a)	7,712	180,538
Smart Balance, Inc. (a)	49,988	252,439
Smithfield Foods, Inc. (a)(d)	117,404	2,573,496
Snyders-Lance, Inc.	44,284	986,205
The J.M. Smucker Co.	90,062	6,492,570
Tootsie Roll Industries, Inc. (d)	18,836	477,304
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
TreeHouse Foods, Inc. (a)(d)	32,643	$ 1,788,184
Tyson Foods, Inc. Class A	224,267	3,917,944
		203,306,693
Household Products - 2.0%
Central Garden & Pet Co. Class A (non-vtg.) (a)	38,087	299,745
Church & Dwight Co., Inc.	118,460	5,157,748
Clorox Co.	108,600	7,569,420
Colgate-Palmolive Co.	392,841	35,343,905
Energizer Holdings, Inc. (a)(d)	57,848	4,366,367
Kimberly-Clark Corp.	314,037	21,718,799
Oil-Dri Corp. of America	707	13,673
Procter & Gamble Co.	2,243,798	142,885,057
Spectrum Brands Holdings, Inc. (a)	19,703	527,646
WD-40 Co.	19,101	785,815
		218,668,175
Personal Products - 0.2%
Avon Products, Inc.	338,048	7,626,363
Elizabeth Arden, Inc. (a)(d)	19,436	626,228
Estee Lauder Companies, Inc. Class A	98,928	9,661,308
Herbalife Ltd.	93,648	5,225,558
Inter Parfums, Inc. (d)	15,892	263,172
Mannatech, Inc. (a)	6,573	3,630
MediFast, Inc. (a)(d)	11,218	184,087
Nature's Sunshine Products, Inc. (a)	3,137	53,988
Nu Skin Enterprises, Inc. Class A (d)	45,360	1,918,274
Prestige Brands Holdings, Inc. (a)	30,379	327,182
Revlon, Inc. (a)	15,323	204,256
Schiff Nutrition International, Inc.	12,969	133,321
USANA Health Sciences, Inc. (a)(d)	5,852	150,630
		26,377,997
Tobacco - 1.5%
Alliance One International, Inc. (a)(d)	98,140	313,067
Altria Group, Inc.	1,662,319	45,198,454
Lorillard, Inc.	118,000	13,147,560
Philip Morris International, Inc.	1,422,096	98,579,695
Reynolds American, Inc.	272,428	10,235,120
Star Scientific, Inc. (a)(d)	70,596	165,901
Universal Corp. (d)	22,949	934,024
Vector Group Ltd. (d)	25,102	468,905
		169,042,726
TOTAL CONSUMER STAPLES		1,074,190,758
ENERGY - 11.3%
Energy Equipment & Services - 2.3%
Atwood Oceanics, Inc. (a)(d)	41,933	1,764,960
Baker Hughes, Inc.	346,636	21,182,926
Basic Energy Services, Inc. (a)	27,731	606,200

	Shares	Value
Bolt Technology Corp. (a)	1,784	$ 19,642
Bristow Group, Inc. (d)	25,245	1,110,275
C&J Energy Services, Inc. (d)	10,000	261,400
Cal Dive International, Inc. (a)(d)	81,695	237,732
Cameron International Corp. (a)	192,968	10,026,617
Carbo Ceramics, Inc. (d)	17,236	2,760,345
Complete Production Services, Inc. (a)	55,869	1,623,553
Dawson Geophysical Co. (a)	8,636	302,605
Diamond Offshore Drilling, Inc. (d)	54,847	3,495,399
Dresser-Rand Group, Inc. (a)	60,289	2,559,268
Dril-Quip, Inc. (a)(d)	22,299	1,442,745
Exterran Holdings, Inc. (a)(d)	47,516	562,589
FMC Technologies, Inc. (a)(d)	188,824	8,395,115
Geokinetics, Inc. (a)	4,163	18,983
Global Geophysical Services, Inc. (a)	19,817	239,191
Global Industries Ltd. (a)	87,469	385,738
Gulf Island Fabrication, Inc. (d)	11,788	289,985
Gulfmark Offshore, Inc. Class A (a)	22,718	897,588
Halliburton Co.	725,753	32,201,661
Helix Energy Solutions Group, Inc. (a)	76,245	1,287,778
Helmerich & Payne, Inc.	74,677	4,258,083
Hercules Offshore, Inc. (a)(d)	176,783	746,024
Hornbeck Offshore Services, Inc. (a)(d)	31,764	774,406
ION Geophysical Corp. (a)(d)	96,196	680,106
Key Energy Services, Inc. (a)	105,538	1,518,692
Lufkin Industries, Inc.	26,247	1,633,351
Matrix Service Co. (a)(d)	21,219	230,651
McDermott International, Inc. (a)	184,441	2,654,106
Mitcham Industries, Inc. (a)	9,158	153,946
Nabors Industries Ltd. (a)	222,053	4,094,657
National Oilwell Varco, Inc.	345,108	22,818,541
Natural Gas Services Group, Inc. (a)(d)	23,701	307,876
Newpark Resources, Inc. (a)(d)	93,736	776,134
Noble Corp.	199,910	6,748,962
Oceaneering International, Inc.	82,283	3,512,661
Oil States International, Inc. (a)(d)	39,746	2,626,416
OYO Geospace Corp. (a)	2,883	212,477
Parker Drilling Co. (a)	73,459	417,982
Patterson-UTI Energy, Inc.	117,417	2,869,671
PHI, Inc. (non-vtg.) (a)	16,844	381,517
Pioneer Drilling Co. (a)	51,299	648,419
RigNet, Inc.	14,876	228,644
Rowan Companies, Inc. (a)	97,090	3,502,036
RPC, Inc. (d)	47,882	1,240,144
Schlumberger Ltd.	1,094,193	85,478,357
SEACOR Holdings, Inc.	17,207	1,526,949
Superior Energy Services, Inc. (a)	58,220	2,056,330
Tesco Corp. (a)(d)	27,446	458,348
TETRA Technologies, Inc. (a)	54,880	562,520
Tidewater, Inc.	38,451	2,060,974
Union Drilling, Inc. (a)(d)	3,506	29,906
Unit Corp. (a)	35,662	1,700,721
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Weatherford International Ltd. (a)	584,237	$ 10,007,980
Willbros Group, Inc. (a)	36,330	233,602
		258,823,484
Oil, Gas & Consumable Fuels - 9.0%
Abraxas Petroleum Corp. (a)(d)	180,501	666,049
Alon USA Energy, Inc.	10,348	96,133
Alpha Natural Resources, Inc. (a)	182,502	6,035,341
Amyris, Inc. (d)	15,108	303,218
Anadarko Petroleum Corp.	402,504	29,684,670
Apache Corp.	307,139	31,656,817
APCO Oil and Gas International, Inc.	4,398	348,058
Approach Resources, Inc. (a)	12,073	224,075
Arch Coal, Inc.	168,470	3,421,626
Atlas Energy, Inc. (a)	57,668	1
ATP Oil & Gas Corp. (a)(d)	39,400	530,718
Barnwell Industries, Inc. (a)	3,124	12,496
Berry Petroleum Co. Class A	34,926	1,712,422
Bill Barrett Corp. (a)(d)	30,123	1,444,398
BPZ Energy, Inc. (a)(d)	85,662	314,380
Brigham Exploration Co. (a)	90,195	2,624,675
Cabot Oil & Gas Corp.	85,498	6,485,878
Callon Petroleum Co. (a)	34,559	198,714
Carrizo Oil & Gas, Inc. (a)(d)	26,746	802,915
Cheniere Energy, Inc. (a)(d)	51,614	400,009
Chesapeake Energy Corp.	524,959	17,003,422
Chevron Corp.	1,608,434	159,090,207
Cimarex Energy Co.	66,322	4,714,831
Clayton Williams Energy, Inc. (a)(d)	8,507	482,687
Clean Energy Fuels Corp. (a)(d)	37,128	488,976
Cloud Peak Energy, Inc. (a)(d)	41,552	831,040
Cobalt International Energy, Inc. (a)	137,420	1,328,851
Comstock Resources, Inc. (a)(d)	34,217	696,316
Concho Resources, Inc. (a)(d)	83,243	7,237,979
ConocoPhillips	1,055,789	71,867,557
CONSOL Energy, Inc.	177,512	8,105,198
Contango Oil & Gas Co. (a)(d)	20,928	1,268,865
Continental Resources, Inc. (a)(d)	49,052	2,741,516
Crosstex Energy, Inc. (d)	50,381	588,954
CVR Energy, Inc. (a)	65,450	1,863,362
Delek US Holdings, Inc.	36,007	533,264
Delta Petroleum Corp. (a)(d)	25,000	80,500
Denbury Resources, Inc. (a)	311,487	4,968,218
Devon Energy Corp.	320,619	21,747,587
DHT Holdings, Inc.	65,799	196,081
Double Eagle Petroleum Co. (a)	1,407	13,352
El Paso Corp.	607,258	11,622,918
Endeavour International Corp. (a)(d)	26,241	258,736
Energen Corp.	53,672	2,635,295
Energy Partners Ltd. (a)	15,272	203,423
EOG Resources, Inc.	214,414	19,852,592
EQT Corp.	116,253	6,954,254

	Shares	Value
Evergreen Energy, Inc. (a)(d)	29,269	$ 37,552
EXCO Resources, Inc. (d)	126,301	1,689,907
Exxon Mobil Corp.	3,950,138	292,468,198
Forest Oil Corp. (a)(d)	84,726	1,649,615
FX Energy, Inc. (a)(d)	38,677	241,731
Gasco Energy, Inc. (a)	107,350	26,075
Gastar Exploration Ltd. (a)	39,873	165,473
General Maritime Corp. (d)	91,519	37,523
Georesources, Inc. (a)	11,477	267,414
Gevo, Inc. (a)(d)	12,320	131,454
GMX Resources, Inc. (a)(d)	82,034	237,078
Goodrich Petroleum Corp. (a)(d)	25,418	407,196
Green Plains Renewable Energy, Inc. (a)(d)	15,569	164,409
Gulfport Energy Corp. (a)	35,674	1,030,979
Harvest Natural Resources, Inc. (a)(d)	36,498	413,157
Hess Corp.	254,574	15,106,421
HKN, Inc. (a)	114	253
HollyFrontier Corp.	86,256	6,189,731
Houston American Energy Corp. (d)	11,888	204,592
Hyperdynamics Corp. (a)(d)	120,000	537,600
James River Coal Co. (a)(d)	34,085	368,800
Kinder Morgan Holding Co. LLC (d)	95,832	2,477,257
KiOR, Inc. Class A (d)	7,580	104,604
Kodiak Oil & Gas Corp. (a)(d)	155,604	933,624
Magellan Petroleum Corp. (a)	39,382	59,467
Magnum Hunter Resources Corp. (d)	41,973	188,459
Magnum Hunter Resources Corp. warrants 8/29/13 (a)	4,197	0
Marathon Oil Corp.	570,327	15,353,203
Marathon Petroleum Corp.	281,009	10,414,194
McMoRan Exploration Co. (a)(d)	117,078	1,506,794
Miller Energy Resources, Inc. (a)	7,511	26,889
Murphy Oil Corp.	156,085	8,363,034
Newfield Exploration Co. (a)	104,313	5,325,179
Noble Energy, Inc.	143,906	12,715,534
Northern Oil & Gas, Inc. (a)(d)	45,604	931,234
Oasis Petroleum, Inc. (a)	30,757	818,136
Occidental Petroleum Corp.	649,639	56,349,687
Overseas Shipholding Group, Inc. (d)	26,035	464,204
Pacific Ethanol, Inc. (a)(d)	13,706	6,371
Panhandle Royalty Co. Class A	5,000	141,950
Patriot Coal Corp. (a)(d)	69,359	1,021,658
Peabody Energy Corp. (d)	214,306	10,458,133
Penn Virginia Corp. (d)	45,264	369,354
Petroleum Development Corp. (a)(d)	24,846	591,583
Petroquest Energy, Inc. (a)(d)	89,133	677,411
Pioneer Natural Resources Co. (d)	94,668	7,400,198
Plains Exploration & Production Co. (a)	116,001	3,411,589
QEP Resources, Inc.	134,848	4,747,998
Quicksilver Resources, Inc. (a)(d)	102,657	978,321
Ram Energy Resources, Inc. (a)(d)	11,913	12,151
Range Resources Corp. (d)	130,005	8,419,124
Rentech, Inc. (a)	186,030	186,030
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Resolute Energy Corp. (a)(d)	32,574	$ 439,423
Rex American Resources Corp. (a)	3,313	54,797
Rex Energy Corp. (a)	20,829	255,988
Rosetta Resources, Inc. (a)(d)	38,802	1,782,952
SandRidge Energy, Inc. (a)(d)	294,176	2,159,252
Saratoga Resources, Inc. (a)	11,445	62,032
SemGroup Corp. Class A (a)	23,579	540,666
Ship Finance International Ltd. (NY Shares) (d)	34,242	544,448
SM Energy Co.	49,077	3,754,391
Solazyme, Inc.	19,451	272,509
Southern Union Co.	89,832	3,762,164
Southwestern Energy Co. (a)	273,440	10,377,048
Spectra Energy Corp.	515,865	13,397,014
Stone Energy Corp. (a)(d)	34,640	914,842
Sunoco, Inc.	91,765	3,499,917
Swift Energy Co. (a)(d)	29,212	901,190
Synergy Resources Corp. (a)	16,834	52,354
Syntroleum Corp. (a)(d)	27,102	32,522
Targa Resources Corp.	24,886	742,598
Teekay Corp. (d)	36,396	988,879
Tesoro Corp. (a)(d)	109,001	2,622,564
Toreador Resources Corp. (a)	21,318	68,004
Ultra Petroleum Corp. (a)(d)	113,285	3,795,048
Uranium Energy Corp. (a)(d)	60,283	211,593
Uranium Resources, Inc. (a)(d)	200,000	234,000
USEC, Inc. (a)(d)	91,135	198,674
Vaalco Energy, Inc. (a)(d)	74,879	476,979
Valero Energy Corp.	458,122	10,408,532
Venoco, Inc. (a)	19,061	220,726
Verenium Corp. (a)	573	1,799
Voyager Oil & Gas, Inc. (a)	12,744	35,301
W&T Offshore, Inc.	37,089	783,320
Warren Resources, Inc. (a)(d)	53,676	181,425
Western Refining, Inc. (a)(d)	35,574	620,411
Westmoreland Coal Co. (a)	6,638	68,703
Whiting Petroleum Corp. (a)	96,381	4,540,509
Williams Companies, Inc.	462,586	12,485,196
World Fuel Services Corp. (d)	50,851	1,888,606
		993,543,478
TOTAL ENERGY		1,252,366,962
FINANCIALS - 15.1%
Capital Markets - 1.8%
Affiliated Managers Group, Inc. (a)	38,363	3,343,719
Ameriprise Financial, Inc.	195,352	8,927,586
Arlington Asset Investment Corp.	10,106	260,735
Artio Global Investors, Inc. Class A	30,410	276,427
Bank of New York Mellon Corp.	993,842	20,542,714

	Shares	Value
BGC Partners, Inc. Class A (d)	62,323	$ 409,462
BlackRock, Inc. Class A	76,285	12,567,954
Calamos Asset Management, Inc. Class A	24,339	286,957
Charles Schwab Corp.	774,301	9,547,131
CIFI Corp. (a)	4,275	21,247
Cohen & Steers, Inc.	19,063	737,357
Cowen Group, Inc. Class A (a)(d)	87,964	306,115
Diamond Hill Investment Group, Inc.	338	24,704
Duff & Phelps Corp. Class A	17,736	201,304
E*TRADE Financial Corp. (a)	200,000	2,472,000
Eaton Vance Corp. (non-vtg.) (d)	87,801	2,143,222
Edelman Financial Group, Inc.	26,439	183,751
Epoch Holding Corp.	5,000	74,400
Evercore Partners, Inc. Class A	14,722	386,158
FBR Capital Markets Corp. (a)(d)	50,344	128,377
Federated Investors, Inc. Class B (non-vtg.) (d)	77,158	1,366,468
Financial Engines, Inc. (a)	20,212	450,323
Franklin Resources, Inc.	122,967	14,746,203
FXCM, Inc. Class A (d)	55,931	653,833
GAMCO Investors, Inc. Class A	6,674	325,825
GFI Group, Inc.	76,197	332,981
Gleacher & Co., Inc. (a)	39,690	51,200
Goldman Sachs Group, Inc.	350,453	40,729,648
Greenhill & Co., Inc.	22,291	791,999
HFF, Inc. (a)	19,851	234,639
Institutional Financial Markets, Inc. (a)	7,550	19,404
International Communications Group, Inc. (a)	35,996	368,779
INTL FCStone, Inc. (a)(d)	6,126	142,613
Invesco Ltd.	362,007	6,624,728
Investment Technology Group, Inc. (a)(d)	33,999	386,909
Janus Capital Group, Inc.	147,366	1,075,772
Jefferies Group, Inc.	103,106	1,691,969
JMP Group, Inc.	6,999	47,523
KBW, Inc.	26,546	388,368
Knight Capital Group, Inc. Class A (a)(d)	74,414	960,685
Ladenburg Thalmann Financial Services, Inc. (a)(d)	16,386	25,398
Legg Mason, Inc. (d)	123,808	3,524,814
LPL Investment Holdings, Inc.	20,868	607,259
Medallion Financial Corp.	4,728	46,476
MF Global Holdings Ltd. (a)(d)	118,276	649,335
Morgan Stanley	1,126,699	19,717,233
Northern Trust Corp.	186,746	7,176,649
Oppenheimer Holdings, Inc. Class A (non-vtg.)	7,509	149,054
optionsXpress Holdings, Inc.	69,539	876,191
Penson Worldwide, Inc. (a)(d)	21,576	44,015
Piper Jaffray Companies (a)	22,975	547,494
Raymond James Financial, Inc. (d)	76,275	2,141,802
Safeguard Scientifics, Inc. (a)(d)	29,344	470,678
SEI Investments Co. (d)	115,579	1,977,557
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
State Street Corp.	400,038	$ 14,209,350
Stifel Financial Corp. (a)(d)	38,961	1,171,947
SWS Group, Inc.	26,539	114,648
T. Rowe Price Group, Inc. (d)	211,290	11,299,789
TD Ameritrade Holding Corp.	185,448	2,852,190
Teton Advisors, Inc. (a)	106	1,776
U.S. Global Investments, Inc. Class A	8,379	58,066
Virtus Investment Partners, Inc. (a)	4,266	261,548
Waddell & Reed Financial, Inc. Class A	66,925	2,089,399
Westwood Holdings Group, Inc.	1,416	49,079
WisdomTree Investments, Inc. (a)	40,000	361,200
		204,654,136
Commercial Banks - 2.7%
1st Source Corp.	9,432	214,578
1st United Bancorp, Inc. (a)	22,452	120,118
ACNB Corp.	4,157	58,323
Alliance Financial Corp.	2,830	85,749
American National Bankshares, Inc.	3,015	55,778
Ameris Bancorp (a)	15,948	146,722
Ames National Corp.	1,327	22,201
Arrow Financial Corp.	13,478	319,563
Associated Banc-Corp.	129,896	1,428,856
BancFirst Corp.	8,696	310,621
Bancorp Rhode Island, Inc.	822	35,478
Bancorp, Inc., Delaware (a)	10,623	82,859
BancorpSouth, Inc.	67,834	765,846
BancTrust Financial Group, Inc. (a)(d)	4,605	10,592
Bank of Granite Corp. (a)	15,089	11,468
Bank of Hawaii Corp.	48,639	2,021,923
Bank of Kentucky Financial Corp.	1,864	42,089
Bank of Marin Bancorp	1,639	58,365
Bank of the Ozarks, Inc.	51,448	1,168,899
Banner Bank	14,338	221,665
Bar Harbor Bankshares	2,947	83,400
BB&T Corp.	554,305	12,355,458
BCB Bancorp, Inc.	3,087	29,697
BOK Financial Corp. (d)	20,482	1,007,714
Boston Private Financial Holdings, Inc.	54,731	340,974
Bridge Bancorp, Inc.	592	11,633
Bryn Mawr Bank Corp.	8,509	161,756
Camden National Corp.	2,030	57,084
Capital City Bank Group, Inc.	7,840	79,733
CapitalSource, Inc.	221,993	1,409,656
Cardinal Financial Corp.	10,016	98,357
Cascade Bancorp (a)(d)	4,593	45,930
Cathay General Bancorp	59,420	761,764
Center Bancorp, Inc. (d)	5,369	51,489
Center Financial Corp. (a)	10,496	57,938
Centerstate Banks of Florida, Inc.	7,008	41,768
Central Pacific Financial Corp. (a)	4,800	58,512
Century Bancorp, Inc. Class A (non-vtg.)	753	20,113

	Shares	Value
Chemical Financial Corp.	21,882	$ 378,340
CIT Group, Inc. (a)	158,000	5,462,060
Citizens & Northern Corp.	9,630	157,065
Citizens Republic Bancorp, Inc. (a)	26,558	210,074
City Holding Co.	24,327	738,811
City National Corp. (d)	36,320	1,630,405
CNB Financial Corp., Pennsylvania	4,806	65,169
CoBiz, Inc.	43,856	250,418
Columbia Banking Systems, Inc. (d)	32,712	534,841
Comerica, Inc.	158,080	4,045,267
Commerce Bancshares, Inc.	65,372	2,586,770
Community Bank System, Inc.	32,185	805,591
Community Capital Corp. (a)	456	1,359
Community Trust Bancorp, Inc.	12,702	320,726
Cullen/Frost Bankers, Inc.	45,779	2,334,271
CVB Financial Corp. (d)	82,334	717,952
Eagle Bancorp, Inc., Maryland (a)	5,000	61,950
East West Bancorp, Inc.	115,171	1,922,204
Eastern Virgina Bankshares, Inc.	901	2,189
Encore Bancshares, Inc. (a)	1,053	11,678
Enterprise Bancorp, Inc.	881	12,299
Enterprise Financial Services Corp.	13,350	197,580
Fidelity Southern Corp.	3,444	21,904
Fifth Third Bancorp	741,570	7,875,473
Financial Institutions, Inc.	10,084	158,924
First Bancorp, North Carolina	10,086	98,339
First Bancorp, Puerto Rico (a)(d)	15,990	54,046
First Busey Corp.	55,276	269,194
First Citizen Bancshares, Inc.	4,719	750,321
First Commonwealth Financial Corp.	81,919	368,636
First Community Bancshares, Inc.	9,393	111,589
First Connecticut Bancorp, Inc. (a)	13,053	140,059
First Financial Bancorp, Ohio	46,027	735,051
First Financial Bankshares, Inc. (d)	39,607	1,172,763
First Financial Corp., Indiana	9,696	299,606
First Financial Service Corp. (a)	2,766	5,089
First Horizon National Corp.	190,493	1,341,071
First Interstate Bancsystem, Inc.	12,620	153,838
First M&F Corp.	2,381	7,691
First Merchants Corp.	27,442	208,285
First Midwest Bancorp, Inc., Delaware	115,692	1,015,776
First of Long Island Corp.	1,940	46,172
First Republic Bank	60,536	1,543,668
First United Corp.	3,311	14,138
FirstMerit Corp.	82,043	1,022,256
FNB Corp., North Carolina (a)(d)	2,703	1,135
FNB Corp., Pennsylvania	95,071	852,787
Fulton Financial Corp.	153,804	1,410,383
German American Bancorp, Inc.	5,072	79,935
Glacier Bancorp, Inc.	69,147	795,882
Great Southern Bancorp, Inc.	7,477	131,969
Green Bankshares, Inc. (a)(d)	7,615	15,535
Guaranty Bancorp (a)	15,305	16,223
Hampton Roads Bankshares, Inc. (a)(d)	15,000	117,900
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Hancock Holding Co.	71,770	$ 2,241,377
Hanmi Financial Corp. (a)(d)	230,928	224,000
Hawthorn Bancshares, Inc.	1,519	11,803
Heartland Financial USA, Inc.	7,546	113,492
Heritage Commerce Corp. (a)(d)	16,141	68,922
Heritage Financial Corp., Washington (d)	14,008	163,473
Heritage Oaks Bancorp (a)	3,665	13,561
Home Bancshares, Inc. (d)	27,540	646,639
Horizon Bancorp Industries	345	9,215
Hudson Valley Holding Corp.	5,970	115,818
Huntington Bancshares, Inc.	667,863	3,359,351
IBERIABANK Corp. (d)	21,440	1,032,122
Independent Bank Corp. (a)(d)	1,255	2,485
Independent Bank Corp., Massachusetts (d)	28,466	678,914
International Bancshares Corp.	42,443	664,233
Intervest Bancshares Corp. Class A (a)	6,758	20,342
Investors Bancorp, Inc. (a)	44,701	643,024
KeyCorp	742,118	4,927,664
Lakeland Bancorp, Inc.	9,903	83,581
Lakeland Financial Corp.	14,861	323,673
M&T Bank Corp.	98,000	7,454,860
Macatawa Bank Corp. (a)(d)	25,058	75,174
MainSource Financial Group, Inc.	8,277	73,583
MB Financial, Inc. (d)	42,129	686,703
MBT Financial Corp. (a)	1,698	2,156
Merchants Bancshares, Inc.	3,913	106,551
Metro Bancorp, Inc. (a)	12,680	127,307
Midsouth Bancorp, Inc.	5,749	66,056
Nara Bancorp, Inc. (a)(d)	33,877	240,527
National Bankshares, Inc. (d)	4,222	109,392
National Penn Bancshares, Inc. (d)	132,522	960,785
NBT Bancorp, Inc.	37,180	755,498
NewBridge Bancorp (a)	7,912	35,446
North Valley Bancorp (a)	932	9,190
Northern States Financial Corp. (a)(d)	1,239	1,239
Northfield Bancorp, Inc.	5,000	67,450
Northrim Bancorp, Inc.	3,220	62,436
Old National Bancorp, Indiana	67,666	663,803
Old Second Bancorp, Inc. (a)(d)	20,413	25,312
OmniAmerican Bancorp, Inc. (a)	7,545	107,743
Oriental Financial Group, Inc.	31,715	350,768
Orrstown Financial Services, Inc.	1,582	22,623
Pacific Capital Bancorp NA (a)(d)	8,568	234,506
Pacific Continental Corp.	3,344	27,555
Pacific Premier Bancorp, Inc. (a)	38	243
PacWest Bancorp (d)	35,666	572,439
Park National Corp. (d)	11,535	634,425
Penns Woods Bancorp, Inc.	336	11,847
Peoples Bancorp, Inc.	3,658	39,031
Peoples Financial Corp., Mississippi	2,926	34,146

	Shares	Value
Pinnacle Financial Partners, Inc. (a)(d)	33,009	$ 418,554
PNC Financial Services Group, Inc.	422,551	21,186,707
Popular, Inc. (a)	754,536	1,569,435
Preferred Bank, Los Angeles (a)	1,241	9,965
Premier Financial Bancorp, Inc. (a)	126	760
Princeton National Bancorp, Inc. (a)(d)	2,788	10,622
PrivateBancorp, Inc.	65,754	583,896
Prosperity Bancshares, Inc. (d)	36,392	1,377,437
Regions Financial Corp.	986,732	4,479,763
Renasant Corp.	24,704	341,903
Republic Bancorp, Inc., Kentucky Class A (d)	19,974	355,537
Royal Bancshares of Pennsylvania, Inc. Class A (a)	2,962	3,021
S&T Bancorp, Inc. (d)	35,370	656,114
S.Y. Bancorp, Inc.	7,188	143,760
Sandy Spring Bancorp, Inc.	13,775	225,221
SCBT Financial Corp.	11,512	322,912
Seacoast Banking Corp., Florida (a)(d)	28,120	47,523
Shore Bancshares, Inc.	3,245	18,107
Sierra Bancorp	3,970	41,764
Signature Bank, New York (a)(d)	32,688	1,817,780
Simmons First National Corp. Class A	12,015	276,585
Southside Bancshares, Inc.	13,306	264,523
Southwest Bancorp, Inc., Oklahoma (a)	16,947	86,430
State Bancorp, Inc., New York	4,172	48,437
State Bank Financial Corp. (a)	24,071	341,086
State Investors Bancorp, Inc. (a)	2,209	25,404
StellarOne Corp.	13,124	154,338
Sterling Bancorp, New York	23,278	199,725
Sterling Financial Corp., Washington (a)(d)	25,662	360,551
Suffolk Bancorp	10,842	88,904
Sun Bancorp, Inc., New Jersey (a)	32,277	94,894
SunTrust Banks, Inc.	431,515	8,587,149
Susquehanna Bancshares, Inc. (d)	113,164	759,330
SVB Financial Group (a)(d)	46,160	2,127,053
Synovus Financial Corp.	690,004	1,000,506
Taylor Capital Group, Inc. (a)(d)	9,380	60,970
TCF Financial Corp.	115,000	1,200,600
Texas Capital Bancshares, Inc. (a)(d)	58,543	1,502,799
The First Bancorp, Inc.	3,177	42,508
TIB Financial Corp. (a)	236	2,620
Tompkins Financial Corp. (d)	6,682	259,596
Tower Bancorp, Inc.	13,370	319,543
TowneBank (d)	19,807	233,128
Trico Bancshares (d)	13,234	179,056
Trustmark Corp.	45,663	981,755
U.S. Bancorp	1,534,645	35,619,110
UMB Financial Corp.	26,096	1,012,003
Umpqua Holdings Corp.	98,024	957,694
Union/First Market Bankshares Corp.	18,008	197,908
United Bankshares, Inc., West Virginia	39,109	878,779
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
United Community Banks, Inc., Georgia (a)(d)	14,975	$ 154,991
Univest Corp. of Pennsylvania	7,917	111,709
Valley National Bancorp (d)	151,372	1,799,813
Virginia Commerce Bancorp, Inc. (a)(d)	29,434	172,189
VIST Financial Corp.	1,503	9,619
Washington Banking Co., Oak Harbor	6,161	68,387
Washington Trust Bancorp, Inc.	13,429	289,932
Webster Financial Corp.	58,353	1,056,189
Wells Fargo & Co.	3,996,810	104,316,741
WesBanco, Inc.	20,114	389,809
West Bancorp., Inc.	1,319	11,634
West Coast Bancorp (a)	11,210	165,908
Westamerica Bancorp.	24,586	1,042,692
Western Alliance Bancorp. (a)(d)	53,106	323,416
Wilshire Bancorp, Inc. (a)	45,576	140,374
Wintrust Financial Corp.	27,918	881,650
Zions Bancorporation	139,375	2,430,700
		300,879,327
Consumer Finance - 0.7%
Advance America Cash Advance Centers, Inc.	37,983	317,538
American Express Co.	852,858	42,395,571
Capital One Financial Corp.	364,439	16,782,416
Cash America International, Inc.	23,469	1,311,448
CompuCredit Holdings Corp. (a)(d)	53,285	170,512
Consumer Portfolio Services, Inc. (a)	2,703	2,811
Credit Acceptance Corp. (a)	3,793	262,248
DFC Global Corp. (a)	32,556	718,511
Discover Financial Services	469,112	11,802,858
EZCORP, Inc. (non-vtg.) Class A (a)(d)	35,887	1,204,009
First Cash Financial Services, Inc. (a)(d)	22,328	1,042,941
First Marblehead Corp. (a)(d)	56,921	79,689
Green Dot Corp. Class A (a)(d)	7,560	247,212
Imperial Holdings, Inc. (a)	18,331	136,016
Nelnet, Inc. Class A	24,371	467,923
Netspend Holdings, Inc. (d)	25,808	152,783
SLM Corp.	414,760	5,694,655
World Acceptance Corp. (a)(d)	16,751	1,091,328
		83,880,469
Diversified Financial Services - 2.8%
Asset Acceptance Capital Corp. (a)	7,095	28,699
Asta Funding, Inc.	4,902	40,981
Bank of America Corp.	8,080,028	66,013,829
CBOE Holdings, Inc.	40,000	1,010,000
Citigroup, Inc.	2,322,217	72,104,838
CME Group, Inc.	53,674	14,337,399
Compass Diversified Holdings	22,787	312,638
Encore Capital Group, Inc. (a)(d)	10,628	251,565
Gain Capital Holdings, Inc.	11,888	68,356
Interactive Brokers Group, Inc.	39,460	592,295

	Shares	Value
IntercontinentalExchange, Inc. (a)	57,446	$ 6,775,756
JPMorgan Chase & Co.	3,189,781	119,808,174
Leucadia National Corp.	170,961	5,065,574
Life Partners Holdings, Inc. (d)	20,482	140,711
MarketAxess Holdings, Inc.	24,992	736,764
Marlin Business Services Corp. (a)(d)	12,701	147,459
MicroFinancial, Inc.	94	550
Moody's Corp. (d)	184,596	5,691,095
MSCI, Inc. Class A (a)(d)	91,066	3,148,152
NewStar Financial, Inc. (a)(d)	18,863	193,723
NYSE Euronext	210,878	5,752,752
PHH Corp. (a)(d)	49,516	939,319
PICO Holdings, Inc. (a)(d)	20,127	473,387
Portfolio Recovery Associates, Inc. (a)	13,122	959,612
Resource America, Inc. Class A	2,591	11,660
The NASDAQ Stock Market, Inc. (a)	117,105	2,774,217
Vector Capital Corp. rights (a)	4,280	0
		307,379,505
Insurance - 3.7%
21st Century Holding Co. (a)	1,402	3,393
ACE Ltd.	269,538	17,406,764
AFLAC, Inc.	373,683	14,095,323
Alleghany Corp.	5,577	1,667,300
Allied World Assurance Co. Holdings Ltd.	30,768	1,596,859
Allstate Corp.	391,057	10,257,425
American Equity Investment Life Holding Co. (d)	56,296	568,590
American Financial Group, Inc.	65,000	2,163,200
American Independence Corp. (a)	554	2,881
American International Group, Inc. (a)(d)	350,509	8,878,393
American National Insurance Co.	11,430	856,793
Amerisafe, Inc. (a)(d)	25,282	498,814
Amtrust Financial Services, Inc. (d)	26,117	631,770
Aon Corp.	238,033	11,123,282
Arch Capital Group Ltd. (a)(d)	102,126	3,439,604
Argo Group International Holdings, Ltd.	28,681	789,014
Arthur J. Gallagher & Co.	81,459	2,297,958
Aspen Insurance Holdings Ltd.	49,860	1,197,139
Assurant, Inc.	82,715	2,909,087
Assured Guaranty Ltd.	125,595	1,694,277
Axis Capital Holdings Ltd.	88,889	2,547,559
Baldwin & Lyons, Inc. Class B	3,886	88,484
Berkshire Hathaway, Inc. Class B (a)	1,533,488	111,944,624
Brown & Brown, Inc.	87,360	1,835,434
Cincinnati Financial Corp.	116,493	3,252,485
Citizens, Inc. Class A (a)(d)	18,244	123,877
CNA Financial Corp.	20,992	512,415
CNO Financial Group, Inc. (a)	181,457	1,166,769
Crawford & Co. Class B	11,481	82,319
Delphi Financial Group, Inc. Class A	34,132	825,312
Donegal Group, Inc. Class A	3,773	45,917
eHealth, Inc. (a)(d)	28,902	368,211
EMC Insurance Group	5,541	99,738
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Employers Holdings, Inc.	39,865	$ 487,549
Endurance Specialty Holdings Ltd.	36,270	1,311,523
Enstar Group Ltd. (a)(d)	5,647	581,415
Erie Indemnity Co. Class A	25,596	1,882,074
Everest Re Group Ltd.	39,100	3,155,370
FBL Financial Group, Inc. Class A	14,248	415,614
Fidelity National Financial, Inc. Class A	164,437	2,793,785
First Acceptance Corp. (a)	4,449	6,451
First American Financial Corp.	109,487	1,669,677
Flagstone Reinsurance Holdings Ltd.	21,197	150,499
Fortegra Financial Corp. (a)	11,707	60,291
FPIC Insurance Group, Inc. (a)	15,316	642,047
Genworth Financial, Inc. Class A (a)	377,995	2,611,945
Global Indemnity PLC (a)	15,041	278,259
Greenlight Capital Re, Ltd. (a)(d)	17,716	397,370
Hanover Insurance Group, Inc.	31,956	1,135,077
Harleysville Group, Inc.	9,024	258,718
Hartford Financial Services Group, Inc.	350,119	6,701,278
HCC Insurance Holdings, Inc.	81,776	2,391,130
Hilltop Holdings, Inc. (a)	59,677	464,884
Horace Mann Educators Corp.	41,605	554,179
Independence Holding Co. (d)	15,974	132,265
Infinity Property & Casualty Corp.	14,671	748,955
Investors Title Co.	1,191	44,055
Kansas City Life Insurance Co.	3,141	96,617
Kemper Corp.	39,324	1,008,267
Lincoln National Corp.	245,682	5,097,902
Loews Corp.	288,195	10,841,896
Maiden Holdings Ltd.	57,454	489,508
Markel Corp. (a)	7,390	2,911,512
Marsh & McLennan Companies, Inc.	434,998	12,928,141
MBIA, Inc. (a)(d)	126,782	983,828
Meadowbrook Insurance Group, Inc.	51,337	481,541
Mercury General Corp.	15,773	623,191
MetLife, Inc.	656,384	22,054,502
Montpelier Re Holdings Ltd. (d)	68,071	1,169,460
National Financial Partners Corp. (a)(d)	41,962	536,274
National Security Group, Inc.	1,740	17,731
National Western Life Insurance Co. Class A	1,265	191,002
Navigators Group, Inc. (a)(d)	16,629	744,480
Old Republic International Corp.	195,512	1,943,389
OneBeacon Insurance Group Ltd.	22,571	314,188
PartnerRe Ltd.	52,453	2,989,296
Phoenix Companies, Inc. (a)(d)	67,303	129,222
Platinum Underwriters Holdings Ltd.	36,106	1,137,339
Presidential Life Corp.	12,397	118,887
Primerica, Inc.	30,570	636,773
Principal Financial Group, Inc.	244,575	6,202,422
ProAssurance Corp. (a)	23,669	1,717,423
Progressive Corp.	479,958	9,205,594

	Shares	Value
Protective Life Corp.	61,467	$ 1,167,258
Prudential Financial, Inc.	388,063	19,484,643
Reinsurance Group of America, Inc.	69,722	3,721,063
RenaissanceRe Holdings Ltd.	42,236	2,769,415
RLI Corp.	14,303	904,236
Safety Insurance Group, Inc.	16,347	637,533
SeaBright Insurance Holdings, Inc.	41,785	263,663
Selective Insurance Group, Inc.	37,831	575,410
StanCorp Financial Group, Inc. (d)	41,068	1,254,627
State Auto Financial Corp.	6,827	96,124
Stewart Information Services Corp.	23,516	224,107
Symetra Financial Corp.	69,320	743,110
The Chubb Corp.	235,197	14,556,342
The Travelers Companies, Inc.	344,873	17,402,292
Torchmark Corp. (d)	91,024	3,478,027
Tower Group, Inc.	35,795	859,438
Transatlantic Holdings, Inc.	48,980	2,479,857
Unico American Corp.	3,869	41,437
United Fire & Casualty Co.	22,002	398,456
Universal Insurance Holdings, Inc.	17,058	73,349
Unum Group	251,778	5,926,854
Validus Holdings Ltd.	53,678	1,385,966
W.R. Berkley Corp.	93,188	2,878,577
White Mountains Insurance Group Ltd.	6,173	2,469,200
XL Group PLC Class A	254,466	5,295,437
		407,502,226
Real Estate Investment Trusts - 3.0%
Acadia Realty Trust (SBI) (d)	44,383	935,594
AG Mortgage Investment Trust, Inc. (a)	4,214	77,833
Agree Realty Corp. (d)	12,036	269,005
Alexanders, Inc.	2,407	1,041,990
Alexandria Real Estate Equities, Inc. (d)	46,493	3,385,155
American Assets Trust, Inc.	18,113	364,434
American Campus Communities, Inc.	52,629	2,053,057
American Capital Agency Corp.	148,418	4,231,397
American Capital Mortgage Investment Corp.	6,758	122,996
Annaly Capital Management, Inc. (d)	729,166	13,219,780
Anworth Mortgage Asset Corp. (d)	137,510	988,697
Apartment Investment & Management Co. Class A	85,395	2,268,945
Apollo Commercial Real Estate Finance, Inc.	25,237	379,312
Arbor Realty Trust, Inc. (a)	15,559	63,636
Armour Residential REIT, Inc. (d)	49,528	370,965
Ashford Hospitality Trust, Inc. (d)	74,498	603,434
Associated Estates Realty Corp. (d)	40,738	721,063
AvalonBay Communities, Inc. (d)	71,868	9,801,358
BioMed Realty Trust, Inc. (d)	96,387	1,762,918
Boston Properties, Inc.	118,704	12,379,640
Brandywine Realty Trust (SBI) (d)	133,498	1,326,970
BRE Properties, Inc.	55,592	2,794,054
BRT Realty Trust (a)	6,109	38,487
Camden Property Trust (SBI)	58,874	3,933,961
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Campus Crest Communities, Inc.	21,406	$ 253,019
Capital Trust, Inc. Class A (a)(d)	9,581	27,881
CapLease, Inc. (d)	51,343	204,859
Capstead Mortgage Corp. (d)	63,010	838,663
CBL & Associates Properties, Inc. (d)	115,553	1,699,785
Cedar Shopping Centers, Inc.	39,440	145,139
Chesapeake Lodging Trust	23,960	307,167
Chimera Investment Corp. (d)	779,034	2,360,473
Cogdell Spencer, Inc.	42,072	179,647
Colonial Properties Trust (SBI) (d)	66,989	1,408,109
Colony Financial, Inc. (d)	23,408	361,185
CommonWealth REIT	74,534	1,532,419
Coresite Realty Corp.	17,032	274,215
Corporate Office Properties Trust (SBI) (d)	74,998	2,009,196
Cousins Properties, Inc.	93,846	677,568
Crexus Investment Corp.	55,139	515,550
Cypress Sharpridge Investments, Inc. (d)	59,770	797,930
DCT Industrial Trust, Inc. (d)	170,134	767,304
Developers Diversified Realty Corp.	175,000	2,168,250
DiamondRock Hospitality Co.	130,902	1,013,181
Digital Realty Trust, Inc.	78,807	4,708,718
Douglas Emmett, Inc. (d)	98,448	1,776,002
Duke Realty LP	218,322	2,591,482
DuPont Fabros Technology, Inc. (d)	42,659	987,556
EastGroup Properties, Inc. (d)	26,529	1,072,037
Education Realty Trust, Inc.	52,392	471,528
Entertainment Properties Trust (SBI) (d)	33,671	1,418,559
Equity Lifestyle Properties, Inc.	26,800	1,847,056
Equity One, Inc.	36,908	664,713
Equity Residential (SBI)	233,012	14,255,674
Essex Property Trust, Inc.	32,748	4,700,975
Excel Trust, Inc.	33,093	356,412
Extra Space Storage, Inc.	72,828	1,565,802
Federal Realty Investment Trust (SBI)	47,323	4,285,098
FelCor Lodging Trust, Inc. (a)	92,506	317,296
First Industrial Realty Trust, Inc. (a)	61,664	582,108
First Potomac Realty Trust	49,332	638,849
Franklin Street Properties Corp. (d)	75,215	980,804
General Growth Properties, Inc.	311,486	4,248,669
Getty Realty Corp.	25,136	477,835
Gladstone Commercial Corp.	8,301	137,299
Glimcher Realty Trust (d)	72,841	619,877
Government Properties Income Trust	26,610	623,206
Gramercy Capital Corp. (a)(d)	28,207	80,390
Hatteras Financial Corp. (d)	54,431	1,502,840
HCP, Inc.	326,265	12,163,159
Health Care REIT, Inc.	139,230	7,095,161
Healthcare Realty Trust, Inc.	49,608	867,644
Hersha Hospitality Trust	149,548	554,823
Highwoods Properties, Inc. (SBI)	50,627	1,658,541
Home Properties, Inc. (d)	26,484	1,770,985

	Shares	Value
Hospitality Properties Trust (SBI) (d)	92,057	$ 2,161,498
Host Hotels & Resorts, Inc.	535,555	6,335,616
Hudson Pacific Properties, Inc.	15,803	220,136
Inland Real Estate Corp.	64,718	524,863
Invesco Mortgage Capital, Inc.	86,860	1,532,210
Investors Real Estate Trust	76,636	596,228
iStar Financial, Inc. (a)(d)	78,464	564,156
Kilroy Realty Corp. (d)	43,979	1,571,370
Kimco Realty Corp. (d)	332,628	5,887,516
Kite Realty Group Trust	33,416	143,355
LaSalle Hotel Properties (SBI)	51,371	965,775
Lexington Corporate Properties Trust	118,919	877,622
Liberty Property Trust (SBI) (d)	86,921	2,950,099
LTC Properties, Inc.	29,521	796,772
Mack-Cali Realty Corp. (d)	64,100	1,996,715
Medical Properties Trust, Inc. (d)	96,389	1,030,398
MFA Financial, Inc.	260,468	1,950,905
Mid-America Apartment Communities, Inc.	24,632	1,760,695
Mission West Properties, Inc.	35,129	274,709
Monmouth Real Estate Investment Corp. Class A	10,554	85,698
MPG Office Trust, Inc. (a)	55,889	155,371
National Health Investors, Inc.	20,011	914,503
National Retail Properties, Inc.	61,734	1,682,869
NorthStar Realty Finance Corp. (d)	100,123	382,470
Omega Healthcare Investors, Inc. (d)	70,983	1,288,341
One Liberty Properties, Inc.	12,355	192,738
Parkway Properties, Inc.	32,889	446,633
Pebblebrook Hotel Trust	37,746	606,578
Pennsylvania Real Estate Investment Trust (SBI)	60,071	619,332
Pennymac Mortgage Investment Trust	26,579	452,906
Piedmont Office Realty Trust, Inc. Class A	134,874	2,549,119
Plum Creek Timber Co., Inc.	127,069	4,824,810
PMC Commercial Trust	9,326	75,354
Post Properties, Inc. (d)	40,156	1,678,521
Potlatch Corp. (d)	29,966	1,005,659
Prologis, Inc.	336,001	9,149,307
PS Business Parks, Inc.	18,065	987,614
Public Storage	114,768	14,200,245
RAIT Financial Trust (d)	23,336	90,777
Ramco-Gershenson Properties Trust (SBI) (d)	25,837	267,413
Rayonier, Inc.	93,000	3,900,420
Realty Income Corp.	97,000	3,363,960
Redwood Trust, Inc. (d)	66,806	839,083
Regency Centers Corp. (d)	59,376	2,449,854
Resource Capital Corp. (d)	47,794	259,043
Retail Opportunity Investments Corp.	20,189	225,915
RLJ Lodging Trust (a)	21,018	278,699
Sabra Health Care REIT, Inc.	48,968	572,191
Saul Centers, Inc.	12,096	427,956
Senior Housing Properties Trust (SBI)	121,911	2,900,263
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Simon Property Group, Inc.	235,026	$ 27,615,555
SL Green Realty Corp.	62,535	4,517,528
Sovran Self Storage, Inc. (d)	23,891	970,930
Stag Industrial, Inc.	10,470	112,657
Starwood Property Trust, Inc.	71,552	1,323,712
Strategic Hotel & Resorts, Inc. (a)(d)	132,595	633,804
Summit Hotel Properties, Inc.	30,637	253,674
Sun Communities, Inc.	30,612	1,179,786
Sunstone Hotel Investors, Inc. (a)	85,837	518,455
Tanger Factory Outlet Centers, Inc. (d)	63,506	1,786,424
Taubman Centers, Inc.	38,951	2,244,746
Terreno Realty Corp.	12,027	181,728
The Macerich Co. (d)	100,762	4,941,368
Transcontinental Realty Investors, Inc. (a)	22,708	57,224
Two Harbors Investment Corp.	103,505	990,543
U-Store-It Trust (d)	61,932	665,150
UDR, Inc.	141,625	3,782,804
UMH Properties, Inc.	5,148	47,568
Universal Health Realty Income Trust (SBI)	9,294	347,781
Urstadt Biddle Properties, Inc.	344	5,377
Urstadt Biddle Properties, Inc. Class A	29,168	490,314
Ventas, Inc.	207,716	11,108,652
Vornado Realty Trust	146,865	12,617,172
Walter Investment Management Corp.	19,336	480,500
Washington (REIT) (SBI)	45,577	1,410,152
Weingarten Realty Investors (SBI) (d)	86,901	2,117,777
Weyerhaeuser Co.	431,596	7,781,676
Winthrop Realty Trust	20,302	207,486
		333,102,142
Real Estate Management & Development - 0.1%
Avatar Holdings, Inc. (a)	6,789	69,384
Brookfield Properties Corp. (d)	207,223	3,489,693
CB Richard Ellis Group, Inc. Class A (a)	225,661	3,421,021
Consolidated-Tomoka Land Co.	2,668	74,864
Forest City Enterprises, Inc. Class A (a)(d)	88,042	1,170,078
Forestar Group, Inc. (a)(d)	35,108	442,010
Grubb & Ellis Co. (a)(d)	41,172	23,192
Howard Hughes Corp. (a)	29,008	1,569,043
Jones Lang LaSalle, Inc.	32,215	2,155,506
Kennedy-Wilson Holdings, Inc. (d)	22,636	262,804
Maui Land & Pineapple, Inc. (a)	34,352	169,012
Tejon Ranch Co. (a)	12,444	338,352
The St. Joe Co. (a)(d)	68,228	1,258,124
Thomas Properties Group, Inc. (a)(d)	16,256	49,906
		14,492,989
Thrifts & Mortgage Finance - 0.3%
Abington Bancorp, Inc.	21,779	190,566
Anchor BanCorp Wisconsin, Inc. (a)(d)	22,275	13,588
Apollo Residential Mortgage, Inc.	8,670	153,893
Astoria Financial Corp. (d)	76,397	780,013

	Shares	Value
Bank Mutual Corp.	49,018	$ 155,877
BankAtlantic Bancorp, Inc. (non-vtg.) Class A (a)(d)	43,283	33,761
BankFinancial Corp.	9,723	75,159
BankUnited, Inc.	31,372	735,673
BCSB Bancorp, Inc. (a)	1,784	21,747
Beneficial Mutual Bancorp, Inc. (a)	38,185	299,370
Berkshire Hills Bancorp, Inc.	12,339	265,782
BofI Holding, Inc. (a)	9,567	135,660
Brookline Bancorp, Inc., Delaware (d)	93,355	786,049
Camco Financial Corp. (a)	381	484
Capitol Federal Financial, Inc.	122,080	1,309,918
CFS Bancorp, Inc.	755	4,137
Chicopee Bancorp, Inc. (a)	1,992	27,948
Citizens South Banking Corp., Delaware	4,413	17,652
Clifton Savings Bancorp, Inc. (d)	16,445	164,614
Dime Community Bancshares, Inc.	56,919	686,443
Doral Financial Corp. (a)	174,934	285,142
ESB Financial Corp.	6,816	82,746
ESSA Bancorp, Inc.	4,716	53,385
Farmer Mac Class C (non-vtg.) (d)	6,602	132,568
First Defiance Financial Corp. (a)(d)	6,742	91,826
First Financial Holdings, Inc.	6,772	42,664
First Financial Northwest, Inc. (a)(d)	2,411	10,753
First Niagara Financial Group, Inc.	232,199	2,498,461
First Place Financial Corp. (a)	7,203	4,826
Flagstar Bancorp, Inc. (a)	266,752	162,719
Flushing Financial Corp.	41,558	477,086
Fox Chase Bancorp, Inc.	4,039	52,143
Franklin Financial Corp./VA (a)	9,471	109,485
Guaranty Federal Bancshares, Inc. (a)	1,014	4,796
HF Financial Corp.	3,001	25,509
Hingham Institution for Savings	1,651	80,899
Home Federal Bancorp, Inc.	1,786	18,181
Hudson City Bancorp, Inc.	388,588	2,413,131
IF Bancorp, Inc. (a)	3,414	37,076
Indiana Community Bancorp	2,484	35,149
Kaiser Federal Financial Group, Inc.	8,017	94,841
Meridian Interstate Bancorp, Inc. (a)	823	10,485
MGIC Investment Corp. (a)(d)	142,436	370,334
NASB Financial, Inc. (a)	1,320	13,372
New York Community Bancorp, Inc.	340,320	4,359,499
Northwest Bancshares, Inc.	81,296	969,048
OceanFirst Financial Corp.	6,419	76,386
Ocwen Financial Corp. (a)(d)	50,011	690,152
Oritani Financial Corp.	27,539	362,138
Parkvale Financial Corp.	563	10,810
People's United Financial, Inc.	313,678	3,685,717
Provident Financial Holdings, Inc.	1,520	12,753
Provident Financial Services, Inc.	61,870	777,087
Provident New York Bancorp	48,520	312,469
PVF Capital Corp. (a)	13,074	20,265
Radian Group, Inc.	92,348	307,519
Riverview Bancorp, Inc. (a)	7,543	20,668
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Teche Holding Co.	143	$ 4,549
Territorial Bancorp, Inc.	9,432	191,281
TF Financial Corp.	1,871	39,553
TFS Financial Corp. (a)	88,600	784,996
The PMI Group, Inc. (a)	86,940	22,604
Timberland Bancorp, Inc. (a)	5,523	27,946
Tree.com, Inc. (a)	3,593	19,115
Trustco Bank Corp., New York	80,140	374,254
United Community Financial Corp., Ohio (a)	12,192	12,192
ViewPoint Financial Group	26,576	319,178
Walker & Dunlop, Inc.	12,018	139,409
Washington Federal, Inc.	87,552	1,315,907
Westfield Financial, Inc.	31,716	238,504
WSFS Financial Corp.	11,406	399,210
		28,459,120
TOTAL FINANCIALS		1,680,349,914
HEALTH CARE - 11.7%
Biotechnology - 1.6%
Aastrom Biosciences, Inc. (a)(d)	86,076	222,937
Acadia Pharmaceuticals, Inc. (a)	21,646	29,439
Achillion Pharmaceuticals, Inc. (a)(d)	31,409	193,165
Acorda Therapeutics, Inc. (a)	28,392	739,612
ADVENTRX Pharmaceuticals, Inc. (a)(d)	15,096	17,360
Affymax, Inc. (a)(d)	72,607	340,527
Agenus, Inc. (a)	5,082	2,643
Alexion Pharmaceuticals, Inc. (a)	147,397	8,540,919
Alkermes, Inc. (a)	71,681	1,242,949
Allos Therapeutics, Inc. (a)(d)	81,509	137,750
Alnylam Pharmaceuticals, Inc. (a)(d)	30,284	211,382
AMAG Pharmaceuticals, Inc. (a)(d)	30,437	429,770
Amgen, Inc.	751,582	41,641,401
Amylin Pharmaceuticals, Inc. (a)(d)	97,418	1,101,798
Anacor Pharmaceuticals, Inc.	9,432	45,651
Anadys Pharmaceuticals, Inc. (a)	18,863	13,498
Anthera Pharmaceuticals, Inc. (a)	13,370	75,006
Ardea Biosciences, Inc. (a)(d)	20,086	325,996
Arena Pharmaceuticals, Inc. (a)(d)	250,000	325,000
ARIAD Pharmaceuticals, Inc. (a)	96,256	947,159
ArQule, Inc. (a)(d)	58,029	253,006
Array Biopharma, Inc. (a)(d)	80,747	171,991
AVEO Pharmaceuticals, Inc. (a)	32,123	545,449
AVI BioPharma, Inc. (a)(d)	124,138	153,931
Avigen, Inc. rights (a)	1,600	0
BioCryst Pharmaceuticals, Inc. (a)(d)	31,257	103,148
Biogen Idec, Inc. (a)	182,224	17,165,501
BioMarin Pharmaceutical, Inc. (a)(d)	84,423	2,497,654
BioMimetic Therapeutics, Inc. (a)	15,060	50,150

	Shares	Value
Biosante Pharmaceuticals, Inc. (a)	79,560	$ 208,447
BioTime, Inc. (a)(d)	35,192	162,235
Cardium Therapeutics, Inc. (a)(d)	203,092	43,259
Cel-Sci Corp. (a)(d)	251,786	99,909
Celgene Corp. (a)	375,777	22,347,458
Cell Therapeutics, Inc. (a)(d)	110,151	129,978
Celldex Therapeutics, Inc. (a)(d)	32,521	101,466
Cephalon, Inc. (a)(d)	60,209	4,855,254
Cepheid, Inc. (a)(d)	45,763	1,659,366
Chelsea Therapeutics International Ltd. (a)(d)	39,460	168,889
Codexis, Inc. (a)	14,909	96,759
Cubist Pharmaceuticals, Inc. (a)(d)	44,169	1,532,223
Curis, Inc. (a)(d)	56,906	182,099
Cyclacel Pharmaceuticals, Inc. (a)(d)	37,663	31,637
Cytokinetics, Inc. (a)(d)	65,059	74,167
Cytori Therapeutics, Inc. (a)(d)	35,551	117,318
CytRx Corp. (a)(d)	73,642	27,984
DARA BioSciences, Inc. (a)(d)	9,337	18,674
Dendreon Corp. (a)(d)	115,048	1,412,789
Discovery Laboratories, Inc. (a)	239	514
Dyax Corp. (a)(d)	64,077	95,475
Dynavax Technologies Corp. (a)(d)	144,172	346,013
Emergent BioSolutions, Inc. (a)	20,312	367,038
EntreMed, Inc. (a)	317	447
Enzon Pharmaceuticals, Inc. (a)(d)	47,650	407,408
Exact Sciences Corp. (a)(d)	50,808	392,746
Exelixis, Inc. (a)	107,405	803,389
Genomic Health, Inc. (a)(d)	10,455	255,102
GenVec, Inc. (a)	8,931	24,650
Geron Corp. (a)(d)	86,825	231,823
Gilead Sciences, Inc. (a)	637,828	25,439,770
GTx, Inc. (a)	14,148	51,216
Halozyme Therapeutics, Inc. (a)(d)	72,454	492,687
Hemispherx Biopharma, Inc. (a)(d)	89,455	26,613
Horizon Pharma, Inc.	4,600	36,800
Human Genome Sciences, Inc. (a)(d)	143,522	1,847,128
iBio, Inc. (a)(d)	44,282	95,206
Icagen, Inc. (a)	10,000	59,900
Idenix Pharmaceuticals, Inc. (a)	45,966	267,062
Idera Pharmaceuticals, Inc. (a)	8,489	15,280
ImmunoGen, Inc. (a)(d)	63,464	689,219
Immunomedics, Inc. (a)(d)	60,105	241,021
Incyte Corp. (a)(d)	90,301	1,451,137
Infinity Pharmaceuticals, Inc. (a)	1,903	13,055
Inhibitex, Inc. (a)	47,380	167,251
Insmed, Inc. (a)(d)	7,548	35,853
InterMune, Inc. (a)	34,720	933,968
Ironwood Pharmaceuticals, Inc. Class A (a)	38,767	493,892
Isis Pharmaceuticals, Inc. (a)(d)	70,434	527,551
Keryx Biopharmaceuticals, Inc. (a)	72,502	295,083
Lexicon Pharmaceuticals, Inc. (a)(d)	146,665	199,464
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Ligand Pharmaceuticals, Inc.:
rights 12/31/11 (a)	2,082	$ 0
Class B (a)	18,383	279,973
MannKind Corp. (a)(d)	86,208	260,348
Marina Biotech, Inc. (a)(d)	85,693	17,850
Maxygen, Inc.	41,196	226,990
Medivation, Inc. (a)(d)	26,497	428,456
Metabolix, Inc. (a)(d)	23,828	128,909
Micromet, Inc. (a)(d)	82,371	396,205
Momenta Pharmaceuticals, Inc. (a)(d)	32,484	549,629
Myrexis, Inc. (a)	75,469	204,521
Myriad Genetics, Inc. (a)(d)	68,519	1,358,732
Nabi Biopharmaceuticals (a)	38,497	72,374
Neurocrine Biosciences, Inc. (a)	45,922	281,961
Novavax, Inc. (a)(d)	87,316	161,098
NPS Pharmaceuticals, Inc. (a)	73,725	549,989
Omeros Corp. (a)(d)	4,858	18,995
OncoGenex Pharmaceuticals, Inc. (a)(d)	5,596	66,816
Oncothyreon, Inc. (a)(d)	26,285	188,726
ONYX Pharmaceuticals, Inc. (a)	46,829	1,593,591
Opexa Therapeutics, Inc. (a)(d)	10,000	13,900
Opko Health, Inc. (a)(d)	114,939	480,445
Orchid Cellmark, Inc. (a)	2,984	8,087
OREXIGEN Therapeutics, Inc. (a)	37,368	53,063
Osiris Therapeutics, Inc. (a)(d)	19,935	106,652
OXiGENE, Inc. (a)(d)	7,366	13,111
Oxygen Biotherapeutics, Inc. (a)(d)	30,131	69,000
PDL BioPharma, Inc.	115,130	703,444
Peregrine Pharmaceuticals, Inc. (a)	52,699	74,306
Pharmacyclics, Inc. (a)(d)	44,803	516,131
Pharmasset, Inc. (a)(d)	29,537	3,878,799
PharmAthene, Inc. (a)(d)	56,363	136,962
Poniard Pharmaceuticals, Inc. (a)	79,194	11,879
Progenics Pharmaceuticals, Inc. (a)(d)	27,770	172,729
PROLOR Biotech, Inc. (a)(d)	36,466	169,932
Raptor Pharmaceutical Corp. (a)(d)	9,724	45,995
Regeneron Pharmaceuticals, Inc. (a)(d)	60,207	3,554,019
Repligen Corp. (a)	5,750	18,860
Rigel Pharmaceuticals, Inc. (a)(d)	67,479	531,735
RXi Pharmaceuticals Corp. (a)(d)	34,117	34,799
Sangamo Biosciences, Inc. (a)(d)	40,865	221,080
Savient Pharmaceuticals, Inc. (a)(d)	120,193	516,830
SciClone Pharmaceuticals, Inc. (a)(d)	30,738	143,854
Seattle Genetics, Inc. (a)(d)	72,942	1,268,461
SIGA Technologies, Inc. (a)(d)	32,367	185,787
Spectrum Pharmaceuticals, Inc. (a)(d)	38,299	327,456
StemCells, Inc. (a)	16,071	39,856
Sunesis Pharmaceuticals, Inc. (a)(d)	35,814	55,512
SuperGen, Inc. (a)	51,499	110,723
Synta Pharmaceuticals Corp. (a)	6,971	29,627
Targacept, Inc. (a)	20,821	338,966

	Shares	Value
Telik, Inc. (a)	12,510	$ 3,753
Theravance, Inc. (a)(d)	50,959	968,221
Trimeris, Inc. (a)(d)	15,908	31,339
Trius Therapeutics, Inc.	1,881	12,471
United Therapeutics Corp. (a)(d)	39,075	1,686,086
Vanda Pharmaceuticals, Inc. (a)(d)	31,507	190,932
Vertex Pharmaceuticals, Inc. (a)(d)	162,647	7,363,030
Vical, Inc. (a)(d)	33,089	120,113
XOMA Ltd. (a)(d)	37,060	72,638
Zalicus, Inc. (a)	74,245	118,792
ZIOPHARM Oncology, Inc. (a)(d)	49,736	284,987
Zogenix, Inc. (d)	34,197	118,322
		178,686,311
Health Care Equipment & Supplies - 2.0%
Abaxis, Inc. (a)(d)	25,554	635,528
Abiomed, Inc. (a)(d)	39,886	496,182
Accuray, Inc. (a)(d)	41,511	205,064
Alere, Inc. (a)	62,394	1,557,978
Align Technology, Inc. (a)(d)	48,607	928,394
Alimera Sciences, Inc. (a)	4,104	29,385
Alphatec Holdings, Inc. (a)(d)	40,376	102,151
Analogic Corp. (d)	10,132	501,737
Angiodynamics, Inc. (a)	28,940	416,736
Antares Pharma, Inc. (a)	19,495	47,568
ArthroCare Corp. (a)(d)	22,687	735,739
Atrion Corp.	483	103,797
Baxter International, Inc.	459,854	25,742,627
Becton, Dickinson & Co.	164,833	13,414,110
BioLase Technology, Inc. (d)	26,028	87,454
Boston Scientific Corp. (a)	1,210,393	8,206,465
BSD Medical Corp. (a)(d)	50,868	149,043
C. R. Bard, Inc.	70,221	6,689,252
Cantel Medical Corp.	23,862	594,880
Cardica, Inc. (a)	26,088	59,481
Cardiovascular Systems, Inc. (a)(d)	6,282	80,724
CareFusion Corp. (a)	173,385	4,440,390
Cerus Corp. (a)(d)	42,449	87,020
Conceptus, Inc. (a)(d)	29,569	313,431
CONMED Corp. (a)(d)	21,418	502,252
Covidien PLC	394,613	20,590,906
Cryolife, Inc. (a)	22,998	117,520
Cutera, Inc. (a)	16,950	133,736
Cyberonics, Inc. (a)(d)	28,545	805,254
Cynosure, Inc. Class A (a)	4,661	47,729
Delcath Systems, Inc. (a)(d)	62,717	259,648
DENTSPLY International, Inc. (d)	110,552	3,891,430
DexCom, Inc. (a)(d)	41,619	500,677
Edwards Lifesciences Corp. (a)	91,345	6,891,980
Endologix, Inc. (a)(d)	30,759	292,826
Exactech, Inc. (a)(d)	3,403	50,432
Fonar Corp. (a)	789	1,499
Gen-Probe, Inc. (a)	37,182	2,229,805
Greatbatch, Inc. (a)	24,489	547,329
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Haemonetics Corp. (a)(d)	18,667	$ 1,166,874
Hansen Medical, Inc. (a)(d)	53,427	201,420
Hill-Rom Holdings, Inc.	46,020	1,394,406
Hologic, Inc. (a)	199,622	3,321,710
ICU Medical, Inc. (a)(d)	19,029	783,995
IDEXX Laboratories, Inc. (a)	48,370	3,858,959
Insulet Corp. (a)	25,124	439,168
Integra LifeSciences Holdings Corp. (a)(d)	15,576	621,171
Intuitive Surgical, Inc. (a)(d)	31,273	11,925,959
Invacare Corp. (d)	31,175	783,116
IRIS International, Inc. (a)	22,447	191,922
IVAX Diagnostics, Inc. (a)	3,395	2,410
Kensey Nash Corp. (a)(d)	20,654	567,159
Kewaunee Scientific Corp.	1,510	13,937
Kinetic Concepts, Inc. (a)(d)	56,475	3,814,322
Mako Surgical Corp. (a)(d)	31,918	1,145,856
Masimo Corp. (d)	38,819	957,665
Medical Action Industries, Inc. (a)	14,163	87,952
Medtronic, Inc.	869,640	30,498,275
MELA Sciences, Inc. (a)(d)	35,344	77,757
Meridian Bioscience, Inc. (d)	38,900	719,650
Merit Medical Systems, Inc. (a)	32,413	471,609
Misonix, Inc. (a)	2,830	6,226
Natus Medical, Inc. (a)(d)	27,022	283,191
Neogen Corp. (a)(d)	29,444	1,022,296
Neoprobe Corp. (a)(d)	57,323	193,179
NuVasive, Inc. (a)(d)	30,787	745,969
NxStage Medical, Inc. (a)(d)	53,125	976,969
OraSure Technologies, Inc. (a)	22,416	164,309
Orthofix International NV (a)(d)	18,023	660,633
Palomar Medical Technologies, Inc. (a)	17,357	139,724
Quidel Corp. (a)(d)	37,815	577,813
ResMed, Inc. (a)(d)	117,372	3,635,011
Retractable Technologies, Inc. (a)	5,758	7,370
Rockwell Medical Technologies, Inc. (a)	2,270	20,475
RTI Biologics, Inc. (a)	32,338	108,656
Sirona Dental Systems, Inc. (a)	41,715	1,946,422
Solta Medical, Inc. (a)	11,938	20,414
SonoSite, Inc. (a)(d)	20,858	608,219
St. Jude Medical, Inc.	260,088	11,844,408
Staar Surgical Co. (a)(d)	17,322	141,867
Stereotaxis, Inc. (a)(d)	26,913	34,987
Steris Corp.	38,437	1,236,903
Stryker Corp.	240,949	11,767,949
SurModics, Inc. (a)(d)	21,422	228,359
Symmetry Medical, Inc. (a)	32,220	268,393
Synovis Life Technologies, Inc. (a)	10,375	176,894
Teleflex, Inc. (d)	30,014	1,726,405
The Cooper Companies, Inc.	34,564	2,601,632
The Spectranetics Corp. (a)	19,764	121,944
Theragenics Corp. (a)	1,226	1,962

	Shares	Value
ThermoGenesis Corp. (a)(d)	17,383	$ 29,203
Thoratec Corp. (a)(d)	42,563	1,458,208
Unilife Corp. (a)(d)	37,677	175,575
Urologix, Inc. (a)(d)	3,584	3,226
Uroplasty, Inc. (a)	1,752	10,932
Varian Medical Systems, Inc. (a)(d)	93,885	5,347,690
Vascular Solutions, Inc. (a)	2,331	28,112
Vermillion, Inc. (a)(d)	5,759	16,010
Volcano Corp. (a)(d)	40,858	1,223,697
West Pharmaceutical Services, Inc. (d)	24,844	996,741
Wright Medical Group, Inc. (a)(d)	32,570	499,298
Young Innovations, Inc.	2,365	64,825
Zimmer Holdings, Inc. (a)	152,614	8,682,210
Zoll Medical Corp. (a)(d)	20,464	914,332
		226,252,089
Health Care Providers & Services - 2.3%
Accretive Health, Inc. (a)(d)	23,217	623,144
Aetna, Inc.	311,103	12,453,453
Air Methods Corp. (a)(d)	15,045	1,001,245
Alliance Healthcare Services, Inc. (a)(d)	65,173	103,625
Allied Healthcare International, Inc. (a)(d)	9,980	38,323
Almost Family, Inc. (a)(d)	10,897	215,434
Amedisys, Inc. (a)	21,121	358,423
American Dental Partners, Inc. (a)	4,442	48,773
AMERIGROUP Corp. (a)(d)	37,022	1,831,478
AmerisourceBergen Corp.	226,970	8,983,473
AMN Healthcare Services, Inc. (a)(d)	40,897	225,342
AmSurg Corp. (a)	27,977	633,120
Assisted Living Concepts, Inc. Class A	18,486	248,267
Bio-Reference Laboratories, Inc. (a)(d)	35,018	708,764
BioScrip, Inc. (a)(d)	45,793	289,870
Brookdale Senior Living, Inc. (a)(d)	92,203	1,485,390
Capital Senior Living Corp. (a)	29,205	209,692
Cardinal Health, Inc.	276,093	11,733,953
CardioNet, Inc. (a)	37,480	123,309
Catalyst Health Solutions, Inc. (a)	32,675	1,755,301
Centene Corp. (a)	35,587	1,134,869
Chemed Corp. (d)	15,654	908,715
Chindex International, Inc. (a)(d)	10,080	106,445
CIGNA Corp.	215,376	10,066,674
Community Health Systems, Inc. (a)(d)	72,918	1,484,610
Continucare Corp. (a)(d)	23,881	151,883
Corvel Corp. (a)	5,751	262,361
Coventry Health Care, Inc. (a)	115,941	3,812,140
Cross Country Healthcare, Inc. (a)	31,968	157,602
DaVita, Inc. (a)	75,735	5,572,581
Emeritus Corp. (a)(d)	19,571	342,297
ExamWorks Group, Inc. (a)(d)	18,813	282,759
Express Scripts, Inc. (a)	391,443	18,374,334
Five Star Quality Care, Inc. (a)	35,374	114,966
Gentiva Health Services, Inc. (a)	26,477	201,490
Hanger Orthopedic Group, Inc. (a)(d)	29,799	559,625
HCA Holdings, Inc.	96,931	1,941,528
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Health Management Associates, Inc. Class A (a)	188,340	$ 1,548,155
Health Net, Inc. (a)	73,835	1,822,986
HealthSouth Corp. (a)(d)	65,405	1,399,013
HealthSpring, Inc. (a)	50,601	1,975,463
Healthways, Inc. (a)(d)	37,107	466,064
Henry Schein, Inc. (a)	71,333	4,701,558
HMS Holdings Corp. (a)(d)	62,052	1,627,624
Hooper Holmes, Inc. (a)	6,876	5,363
Humana, Inc.	135,618	10,529,382
IPC The Hospitalist Co., Inc. (a)	24,968	1,001,217
Kindred Healthcare, Inc. (a)(d)	41,002	530,566
Laboratory Corp. of America Holdings (a)(d)	79,029	6,601,292
Landauer, Inc.	12,039	620,731
LCA-Vision, Inc. (a)	7,869	22,269
LHC Group, Inc. (a)(d)	14,055	280,819
LifePoint Hospitals, Inc. (a)(d)	39,596	1,453,173
Lincare Holdings, Inc. (d)	70,738	1,522,989
Magellan Health Services, Inc. (a)	27,633	1,378,058
McKesson Corp.	201,708	16,122,520
Medcath Corp. (a)(d)	10,115	140,599
Medco Health Solutions, Inc. (a)	319,419	17,293,345
MEDNAX, Inc. (a)	36,660	2,394,265
MedQuist Holdings, Inc. (a)	10,322	85,157
Metropolitan Health Networks, Inc. (a)	9,819	50,371
Molina Healthcare, Inc. (a)(d)	19,156	368,370
MWI Veterinary Supply, Inc. (a)	15,166	1,122,284
National Healthcare Corp. (d)	6,201	213,500
Omnicare, Inc. (d)	89,596	2,661,897
Owens & Minor, Inc. (d)	46,028	1,355,064
Patterson Companies, Inc.	77,333	2,259,670
PDI, Inc. (a)	1,498	10,846
PharMerica Corp. (a)(d)	32,011	471,522
Providence Service Corp. (a)	14,532	154,620
PSS World Medical, Inc. (a)(d)	42,894	1,011,441
Quest Diagnostics, Inc. (d)	124,493	6,233,365
Select Medical Holdings Corp. (a)	41,557	301,288
Skilled Healthcare Group, Inc. (a)(d)	29,795	161,787
SRI/Surgical Express, Inc. (a)	849	2,988
Sun Healthcare Group, Inc. (a)	16,667	71,001
Sunrise Senior Living, Inc. (a)(d)	34,359	254,944
Team Health Holdings, Inc. (a)	32,700	611,163
Tenet Healthcare Corp. (a)	557,542	2,943,822
The Ensign Group, Inc.	5,230	122,016
Triple-S Management Corp. (a)(d)	22,184	378,237
U.S. Physical Therapy, Inc.	12,332	244,914
UnitedHealth Group, Inc.	881,644	41,895,723
Universal American Spin Corp. (a)	36,830	404,762
Universal Health Services, Inc. Class B	69,717	2,900,227
Vanguard Health Systems, Inc. (a)	18,994	245,782

	Shares	Value
VCA Antech, Inc. (a)(d)	63,662	$ 1,178,384
Wellcare Health Plans, Inc. (a)	33,908	1,554,004
WellPoint, Inc.	297,077	18,804,974
		250,056,832
Health Care Technology - 0.2%
Allscripts-Misys Healthcare Solutions, Inc. (a)(d)	138,712	2,490,574
athenahealth, Inc. (a)(d)	25,191	1,461,078
Cerner Corp. (a)(d)	112,127	7,395,897
Computer Programs & Systems, Inc.	17,534	1,241,758
Emdeon, Inc. Class A (a)	32,030	599,602
Epocrates, Inc. (a)(d)	11,995	127,507
HealthStream, Inc. (a)	3,013	37,391
MedAssets, Inc. (a)	32,211	368,172
Medidata Solutions, Inc. (a)(d)	24,647	406,676
Merge Healthcare, Inc. (a)	35,791	211,883
Omnicell, Inc. (a)(d)	27,584	431,414
Quality Systems, Inc.	15,236	1,402,017
Transcend Services, Inc. (a)	6,774	174,905
		16,348,874
Life Sciences Tools & Services - 0.6%
Affymetrix, Inc. (a)(d)	61,198	342,709
Agilent Technologies, Inc. (a)	292,614	10,788,678
Albany Molecular Research, Inc. (a)	26,219	91,504
Apricus Biosciences, Inc. (a)(d)	19,980	95,704
Bio-Rad Laboratories, Inc. Class A (a)	17,303	1,736,183
Biodelivery Sciences International, Inc. (a)	3,662	12,378
Bruker BioSciences Corp. (a)	53,701	764,165
Caliper Life Sciences, Inc. (a)	33,402	251,183
Cambrex Corp. (a)	20,322	101,000
Charles River Laboratories International, Inc. (a)(d)	46,750	1,548,360
Covance, Inc. (a)(d)	47,197	2,339,083
Enzo Biochem, Inc. (a)(d)	16,125	47,085
eResearchTechnology, Inc. (a)(d)	59,548	310,245
Fluidigm Corp. (a)	2,516	33,941
Furiex Pharmaceuticals, Inc. (a)	6,166	94,586
Harvard Bioscience, Inc. (a)	741	3,238
Illumina, Inc. (a)(d)	96,890	5,047,969
Life Technologies Corp. (a)	146,578	6,156,276
Luminex Corp. (a)(d)	35,366	814,479
Medtox Scientific, Inc.	717	10,038
Mettler-Toledo International, Inc. (a)(d)	24,879	3,962,478
Pacific Biosciences of California, Inc.	31,794	225,102
PAREXEL International Corp. (a)(d)	46,380	945,224
PerkinElmer, Inc.	84,518	1,932,927
Pharmaceutical Product Development, Inc.	81,845	2,576,481
pSivida Corp. (a)	13,676	60,858
Sequenom, Inc. (a)(d)	68,917	422,461
SeraCare Life Sciences, Inc. (a)	4,716	17,261
Strategic Diagnostics, Inc. (a)	2,924	5,585
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Techne Corp.	28,704	$ 2,080,179
Thermo Fisher Scientific, Inc. (a)	306,476	16,834,727
Waters Corp. (a)	71,481	5,709,187
		65,361,274
Pharmaceuticals - 5.0%
Abbott Laboratories	1,236,272	64,916,643
Acura Pharmaceuticals, Inc. (a)	3,165	9,748
Adeona Pharmaceuticals, Inc. (a)(d)	10,000	6,950
Adolor Corp. (a)	23,668	51,596
Aegerion Pharmaceuticals, Inc. (d)	7,037	102,177
Akorn, Inc. (a)	38,239	307,442
Alexza Pharmaceuticals, Inc. (a)(d)	70,975	97,236
Allergan, Inc.	245,161	20,056,621
Ampio Pharmaceuticals, Inc. (a)	3,197	25,001
Auxilium Pharmaceuticals, Inc. (a)	37,679	640,920
AVANIR Pharmaceuticals Class A (a)(d)	71,915	204,239
Bristol-Myers Squibb Co.	1,373,276	40,854,961
Cadence Pharmaceuticals, Inc. (a)(d)	47,180	308,557
Columbia Laboratories, Inc. (a)	46,715	107,912
Corcept Therapeutics, Inc. (a)	39,613	112,105
Cornerstone Therapeutics, Inc. (a)	8,489	66,129
Cumberland Pharmaceuticals, Inc. (a)(d)	7,854	48,930
DepoMed, Inc. (a)(d)	35,077	218,179
Durect Corp. (a)	51,817	86,534
Echo Therapeutics, Inc. (a)(d)	22,045	88,841
Eli Lilly & Co.	784,458	29,425,020
Endo Pharmaceuticals Holdings, Inc. (a)	77,340	2,467,919
Endocyte, Inc.	24,623	269,868
Forest Laboratories, Inc. (a)	226,393	7,751,696
Hi-Tech Pharmacal Co., Inc. (a)(d)	14,118	395,445
Hospira, Inc. (a)	136,139	6,289,622
Impax Laboratories, Inc. (a)	46,382	912,334
Ista Pharmaceuticals, Inc. (a)	3,373	15,448
Jazz Pharmaceuticals, Inc. (a)	15,420	661,364
Johnson & Johnson	2,194,993	144,430,539
KV Pharmaceutical Co. Class A (a)(d)	30,893	54,681
Lannett Co., Inc. (a)(d)	30,358	117,485
MAP Pharmaceuticals, Inc. (a)	11,864	166,096
Medicis Pharmaceutical Corp. Class A (d)	44,789	1,742,292
Merck & Co., Inc.	2,463,345	81,585,986
Mylan, Inc. (a)	339,708	7,052,338
Nektar Therapeutics (a)(d)	161,032	921,908
Obagi Medical Products, Inc. (a)	23,988	250,195
Optimer Pharmaceuticals, Inc. (a)(d)	23,713	235,944
Pain Therapeutics, Inc. (d)	37,891	179,982
Par Pharmaceutical Companies, Inc. (a)	25,634	762,099
Pernix Therapeutics Holdings, Inc. (a)	6,400	56,640
Perrigo Co.	69,947	6,626,779
Pfizer, Inc.	6,455,313	122,521,841
Pozen, Inc. (a)	25,479	72,106
Questcor Pharmaceuticals, Inc. (a)(d)	58,689	1,763,604

	Shares	Value
Repros Therapeutics, Inc. (a)(d)	11,790	$ 55,295
Sagent Pharmaceuticals, Inc. (d)	3,885	89,316
Salix Pharmaceuticals Ltd. (a)	42,401	1,291,110
Santarus, Inc. (a)	25,769	79,111
Somaxon Pharmaceuticals, Inc. (a)(d)	57,340	57,340
The Medicines Company (a)	47,366	690,596
Tranzyme, Inc.	10,222	32,506
Ventrus Biosciences, Inc.	6,147	61,163
ViroPharma, Inc. (a)(d)	56,535	1,119,958
Vivus, Inc. (a)	69,480	579,463
Warner Chilcott PLC	98,620	1,682,457
Watson Pharmaceuticals, Inc. (a)(d)	98,494	6,610,917
XenoPort, Inc. (a)	36,565	267,290
		557,656,474
TOTAL HEALTH CARE		1,294,361,854
INDUSTRIALS - 10.7%
Aerospace & Defense - 2.2%
AAR Corp.	32,646	770,119
AeroCentury Corp. (a)	755	9,068
AeroVironment, Inc. (a)(d)	14,530	416,430
Alliant Techsystems, Inc.	24,174	1,534,324
American Science & Engineering, Inc. (d)	9,502	640,815
API Technologies Corp. (a)	24,520	115,734
Ascent Solar Technologies, Inc. (a)(d)	36,296	34,086
Astronics Corp. (a)	4,759	141,961
Astronics Corp. Class B	259	6,475
BE Aerospace, Inc. (a)	74,862	2,607,443
Ceradyne, Inc. (a)	18,863	591,544
Cubic Corp.	14,746	618,300
Curtiss-Wright Corp.	38,787	1,194,252
DigitalGlobe, Inc. (a)	21,074	477,537
Ducommun, Inc.	10,474	194,397
Esterline Technologies Corp. (a)(d)	22,995	1,731,294
GenCorp, Inc. (non-vtg.) (a)(d)	80,387	357,722
General Dynamics Corp.	251,118	16,091,641
GeoEye, Inc. (a)	21,496	777,510
Goodrich Corp.	100,789	8,988,363
HEICO Corp. Class A	24,948	964,739
Hexcel Corp. (a)	72,562	1,666,749
Honeywell International, Inc.	570,972	27,298,171
Huntington Ingalls Industries, Inc. (a)	35,844	1,073,169
Innovative Solutions & Support, Inc. (a)	22,240	106,752
ITT Corp.	145,937	6,908,658
KEYW Holding Corp. (d)	15,236	180,394
Kratos Defense & Security Solutions, Inc. (a)(d)	27,514	260,282
L-3 Communications Holdings, Inc.	86,138	5,841,879
LMI Aerospace, Inc. (a)	7,545	148,787
Lockheed Martin Corp.	224,738	16,673,312
Moog, Inc. Class A (a)	30,496	1,216,180
National Presto Industries, Inc. (d)	4,626	448,722
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Northrop Grumman Corp.	221,140	$ 12,078,667
Orbital Sciences Corp. (a)	43,858	685,939
Precision Castparts Corp.	113,486	18,594,681
Raytheon Co.	296,955	12,837,365
Rockwell Collins, Inc.	123,401	6,226,814
Spirit AeroSystems Holdings, Inc. Class A (a)	90,000	1,510,200
Sypris Solutions, Inc. (a)	3,041	10,248
Taser International, Inc. (a)(d)	64,631	287,608
Teledyne Technologies, Inc. (a)	27,270	1,488,669
Textron, Inc.	215,208	3,630,559
The Boeing Co.	524,813	35,088,997
TransDigm Group, Inc. (a)	34,898	3,205,730
Triumph Group, Inc.	28,693	1,502,939
United Technologies Corp.	645,132	47,901,051
		245,136,276
Air Freight & Logistics - 0.7%
Air Transport Services Group, Inc. (a)	68,210	367,652
Atlas Air Worldwide Holdings, Inc. (a)(d)	18,919	928,545
C.H. Robinson Worldwide, Inc.	130,785	9,220,343
Expeditors International of Washington, Inc.	177,641	8,082,666
FedEx Corp.	234,952	18,495,421
Forward Air Corp.	25,966	737,694
Hub Group, Inc. Class A (a)	27,712	872,651
Pacer International, Inc. (a)(d)	32,572	147,225
United Parcel Service, Inc. Class B	561,847	37,862,869
UTI Worldwide, Inc.	78,472	1,062,903
		77,777,969
Airlines - 0.2%
Alaska Air Group, Inc. (a)	26,429	1,525,746
Allegiant Travel Co. (a)(d)	11,912	559,268
AMR Corp. (a)(d)	240,994	872,398
Delta Air Lines, Inc. (a)	717,966	5,406,284
Hawaiian Holdings, Inc. (a)	41,365	172,906
JetBlue Airways Corp. (a)(d)	176,640	768,384
Pinnacle Airlines Corp. (a)	12,493	44,975
Republic Airways Holdings, Inc. (a)(d)	89,851	287,523
SkyWest, Inc.	41,631	530,795
Southwest Airlines Co.	580,023	4,999,798
Spirit Airlines, Inc. (a)	17,449	210,784
United Continental Holdings, Inc. (a)(d)	257,873	4,793,859
US Airways Group, Inc. (a)(d)	128,710	719,489
		20,892,209
Building Products - 0.1%
A.O. Smith Corp.	30,277	1,189,583
AAON, Inc.	33,808	591,978
Ameresco, Inc. Class A (a)	20,114	224,070
American Woodmark Corp. (d)	7,659	121,472
Ameron International Corp. (d)	7,178	606,613

	Shares	Value
Apogee Enterprises, Inc.	30,004	$ 281,738
Armstrong World Industries, Inc. (d)	14,716	592,613
Builders FirstSource, Inc. (a)	24,679	47,630
Gibraltar Industries, Inc. (a)	29,273	259,944
Griffon Corp. (a)(d)	42,606	372,376
Insteel Industries, Inc.	18,405	192,884
Lennox International, Inc.	36,931	1,152,986
Masco Corp.	269,737	2,392,567
NCI Building Systems, Inc. (a)(d)	17,557	169,776
Owens Corning (a)	94,309	2,740,620
Quanex Building Products Corp.	26,661	344,194
Simpson Manufacturing Co. Ltd. (d)	28,662	814,861
Trex Co., Inc. (a)(d)	12,821	233,855
Universal Forest Products, Inc. (d)	19,503	596,012
USG Corp. (a)(d)	51,531	484,391
		13,410,163
Commercial Services & Supplies - 0.7%
ABM Industries, Inc.	35,973	735,288
ACCO Brands Corp. (a)(d)	38,344	261,506
American Reprographics Co. (a)(d)	28,249	110,454
APAC Customer Services, Inc. (a)	9,907	83,714
Avery Dennison Corp.	79,665	2,319,048
Casella Waste Systems, Inc. Class A (a)(d)	43,322	248,668
Cenveo, Inc. (a)(d)	62,454	276,047
Cintas Corp. (d)	96,826	3,096,495
Clean Harbors, Inc. (a)	34,744	1,871,659
Consolidated Graphics, Inc. (a)	10,132	390,893
Copart, Inc. (a)	60,000	2,582,400
Corrections Corp. of America (a)	83,942	1,904,644
Courier Corp.	4,736	35,094
Covanta Holding Corp. (d)	100,966	1,657,862
Deluxe Corp. (d)	52,973	1,172,292
EnergySolutions, Inc. (d)	109,574	386,796
EnerNOC, Inc. (a)(d)	16,713	209,748
Ennis, Inc.	23,359	370,707
Fuel Tech, Inc. (a)	23,836	141,824
G&K Services, Inc. Class A (d)	10,396	293,375
Healthcare Services Group, Inc.	36,982	579,878
Herman Miller, Inc.	41,925	833,050
Higher One Holdings, Inc. (a)(d)	21,186	338,976
HNI Corp.	47,618	981,883
InnerWorkings, Inc. (a)(d)	31,304	237,284
Interface, Inc. Class A (d)	48,385	729,646
Intersections, Inc.	8,323	126,510
Iron Mountain, Inc. (d)	142,247	4,628,717
KAR Auction Services, Inc. (a)	13,997	205,336
Kimball International, Inc. Class B	17,710	100,947
Knoll, Inc.	35,367	559,506
M&F Worldwide Corp. (a)(d)	15,235	333,647
McGrath RentCorp.	19,268	459,349
Metalico, Inc. (a)(d)	45,579	201,915
Mine Safety Appliances Co.	25,455	786,560
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Mobile Mini, Inc. (a)(d)	25,107	$ 478,288
Multi-Color Corp.	8,718	226,842
Perma-Fix Environmental Services, Inc. (a)	38,059	55,186
Pitney Bowes, Inc.	151,761	3,082,266
Quad/Graphics, Inc.	18,203	377,530
R.R. Donnelley & Sons Co. (d)	153,255	2,337,139
Republic Services, Inc.	240,138	7,290,590
Rollins, Inc.	62,498	1,306,833
Schawk, Inc. Class A	4,618	56,201
Standard Parking Corp. (a)	6,252	101,720
Standard Register Co.	6,983	19,622
Steelcase, Inc. Class A (d)	69,162	572,661
Stericycle, Inc. (a)(d)	64,087	5,621,071
Superior Uniform Group, Inc.	943	11,325
Swisher Hygiene, Inc. (Canada) (a)(d)	59,358	266,117
Sykes Enterprises, Inc. (a)(d)	33,713	527,608
Team, Inc. (a)	19,900	496,306
Tetra Tech, Inc. (a)(d)	43,823	872,516
The Brink's Co.	44,650	1,147,505
The Geo Group, Inc. (a)(d)	63,151	1,355,852
TMS International Corp.	16,345	120,463
TRC Companies, Inc. (a)(d)	4,982	25,059
Unifirst Corp. Massachusetts	13,692	708,972
United Stationers, Inc.	33,760	1,064,790
US Ecology, Inc.	24,046	439,801
Viad Corp.	21,760	447,603
Virco Manufacturing Co.	2,943	7,093
Waste Connections, Inc. (d)	92,080	3,185,047
Waste Management, Inc.	363,796	12,019,820
		73,473,544
Construction & Engineering - 0.3%
AECOM Technology Corp. (a)(d)	99,392	2,258,186
Comfort Systems USA, Inc.	47,987	458,756
Dycom Industries, Inc. (a)	28,481	519,209
EMCOR Group, Inc. (a)(d)	50,359	1,153,725
Fluor Corp.	142,938	8,679,195
Foster Wheeler AG (a)	91,534	2,247,160
Furmanite Corp. (a)	19,378	118,206
Granite Construction, Inc. (d)	34,715	719,642
Great Lakes Dredge & Dock Corp.	42,868	209,625
Insituform Technologies, Inc. Class A (a)(d)	28,331	468,311
Integrated Electrical Services, Inc. (a)(d)	13,178	34,658
Jacobs Engineering Group, Inc. (a)	97,931	3,646,950
KBR, Inc.	117,078	3,518,194
Layne Christensen Co. (a)	16,848	472,923
MasTec, Inc. (a)	42,552	944,654
Michael Baker Corp. (a)	6,874	155,009
MYR Group, Inc. (a)	23,639	493,110
Northwest Pipe Co. (a)(d)	13,372	364,521

	Shares	Value
Orion Marine Group, Inc. (a)	17,349	$ 111,554
Pike Electric Corp. (a)	15,385	129,849
Primoris Services Corp.	14,069	161,794
Quanta Services, Inc. (a)(d)	164,771	3,161,955
Shaw Group, Inc. (a)	61,389	1,430,978
Sterling Construction Co., Inc. (a)	28,384	362,180
Tutor Perini Corp.	24,847	348,852
UniTek Global Services, Inc. (a)	1,062	5,554
URS Corp. (a)	67,266	2,359,019
		34,533,769
Electrical Equipment - 0.7%
A123 Systems, Inc. (a)(d)	106,384	508,516
Active Power, Inc. (a)	57,620	88,159
Acuity Brands, Inc. (d)	33,968	1,563,887
Advanced Battery Technologies, Inc. (a)(d)	185,166	257,381
Allied Motion Technologies, Inc.	4,618	25,030
Altair Nanotechnologies, Inc. (a)	47,423	54,536
American Superconductor Corp. (a)(d)	34,445	236,637
AMETEK, Inc.	124,525	4,866,437
AZZ, Inc. (d)	13,510	639,428
Babcock & Wilcox Co. (a)	112,865	2,599,281
Beacon Power Corp. (a)(d)	21,600	19,872
Belden, Inc.	33,911	1,034,625
Brady Corp. Class A	36,349	999,598
Broadwind Energy, Inc. (a)(d)	79,577	56,500
Capstone Turbine Corp. (a)(d)	321,052	385,262
Coleman Cable, Inc. (a)(d)	5,666	69,522
Cooper Industries PLC Class A	130,000	6,159,400
Emerson Electric Co.	604,435	28,136,449
Encore Wire Corp.	22,696	508,617
Ener1, Inc. (a)(d)	150,000	58,200
Energy Focus, Inc. (a)	3,717	1,561
EnerSys (a)(d)	38,632	868,061
Espey Manufacturing & Electronics Corp.	1,403	35,496
Franklin Electric Co., Inc.	19,083	818,852
FuelCell Energy, Inc. (a)(d)	158,385	186,894
Generac Holdings, Inc. (a)	26,947	555,378
General Cable Corp. (a)(d)	37,721	1,137,288
Global Power Equipment Group, Inc. (a)	11,470	279,409
GrafTech International Ltd. (a)	96,209	1,510,481
Hubbell, Inc. Class B	42,884	2,535,731
II-VI, Inc. (a)(d)	36,206	715,250
LSI Industries, Inc.	18,082	133,264
MagneTek, Inc. (a)	29,237	40,932
Nexxus Lighting, Inc. (a)	1,981	3,962
Plug Power, Inc. (a)(d)	41,888	76,236
Polypore International, Inc. (a)(d)	29,588	1,824,692
Powell Industries, Inc. (a)(d)	8,471	316,985
PowerSecure International, Inc. (a)(d)	22,897	105,326
Preformed Line Products Co.	790	43,624
Regal-Beloit Corp.	27,923	1,641,593
Rockwell Automation, Inc.	111,386	7,143,184
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Roper Industries, Inc.	75,000	$ 5,771,250
Satcon Technology Corp. (a)(d)	82,879	110,229
SL Industries, Inc. (a)	2,365	48,553
Thermon Group Holdings, Inc.	7,652	119,218
Thomas & Betts Corp. (a)	38,375	1,676,220
Ultralife Corp. (a)	14,713	71,652
UQM Technologies, Inc. (a)(d)	15,778	34,080
Valence Technology, Inc. (a)(d)	115,398	139,632
Valpey Fisher Corp. (a)	1,981	5,012
Vicor Corp.	12,049	136,033
Woodward, Inc.	68,061	2,206,538
		78,559,953
Industrial Conglomerates - 2.0%
3M Co.	523,576	43,446,336
Carlisle Companies, Inc.	45,118	1,769,077
Danaher Corp.	440,465	20,177,702
General Electric Co.	8,558,955	139,596,556
Raven Industries, Inc.	16,457	894,109
Seaboard Corp. (d)	203	468,727
Standex International Corp.	11,854	344,951
Tredegar Corp.	26,814	448,866
Tyco International Ltd.	373,512	15,530,629
		222,676,953
Machinery - 2.3%
3D Systems Corp. (a)(d)	27,675	502,855
Accuride Corp. (a)	41,176	347,114
Actuant Corp. Class A	47,219	948,158
Adept Technology, Inc. (a)	641	2,545
AGCO Corp. (a)	71,435	3,060,275
Alamo Group, Inc.	15,771	361,629
Albany International Corp. Class A	20,873	453,779
Altra Holdings, Inc. (a)(d)	20,870	323,902
American Railcar Industries, Inc. (a)	12,943	236,986
Ampco-Pittsburgh Corp.	6,177	131,755
Astec Industries, Inc. (a)(d)	12,825	443,873
Badger Meter, Inc.	21,217	743,232
Barnes Group, Inc.	30,338	698,381
Blount International, Inc. (a)	32,999	518,744
Briggs & Stratton Corp.	46,616	752,848
Cascade Corp.	12,409	530,485
Caterpillar, Inc.	462,990	42,132,090
Chart Industries, Inc. (a)(d)	21,610	1,021,937
CIRCOR International, Inc.	14,338	494,804
CLARCOR, Inc.	36,821	1,713,649
Colfax Corp. (a)(d)	21,109	529,414
Columbus McKinnon Corp. (NY Shares) (a)	29,593	426,731
Commercial Vehicle Group, Inc. (a)	18,689	134,374
Crane Co.	36,525	1,543,181
Cummins, Inc.	142,412	13,232,923

	Shares	Value
Deere & Co.	335,999	$ 27,155,439
Donaldson Co., Inc.	54,310	3,203,204
Douglas Dynamics, Inc.	9,219	133,860
Dover Corp.	146,672	8,436,573
Dynamic Materials Corp.	14,003	283,141
Eastern Co.	1,035	20,193
Eaton Corp.	273,174	11,732,823
Energy Recovery, Inc. (a)(d)	89,654	229,514
EnPro Industries, Inc. (a)(d)	26,579	1,031,797
ESCO Technologies, Inc. (d)	22,214	685,746
Federal Signal Corp.	88,859	484,282
Flow International Corp. (a)(d)	33,783	86,147
Flowserve Corp. (d)	43,469	4,100,865
Force Protection, Inc. (a)(d)	62,414	255,273
FreightCar America, Inc. (a)(d)	21,297	389,948
Gardner Denver, Inc.	39,565	3,117,326
Gorman-Rupp Co.	15,580	454,936
Graco, Inc.	45,280	1,787,654
Graham Corp.	9,751	164,109
Greenbrier Companies, Inc. (a)(d)	16,966	294,869
Hardinge, Inc.	10,895	106,008
Harsco Corp.	59,134	1,351,803
Hurco Companies, Inc. (a)	3,642	100,082
IDEX Corp.	59,848	2,225,149
Illinois Tool Works, Inc.	344,289	16,023,210
Ingersoll-Rand Co. Ltd.	262,003	8,779,721
John Bean Technologies Corp.	25,848	408,398
Joy Global, Inc.	81,609	6,810,271
Kadant, Inc. (a)	13,638	317,765
Kaydon Corp.	30,302	1,018,753
Kennametal, Inc. (d)	60,868	2,243,594
L.B. Foster Co. Class A	11,669	285,891
Lincoln Electric Holdings, Inc.	62,398	2,123,404
Lindsay Corp. (d)	11,286	701,989
Lydall, Inc. (a)	3,696	40,323
Manitowoc Co., Inc. (d)	104,504	1,161,039
Meritor, Inc. (a)	75,822	640,696
Middleby Corp. (a)(d)	18,337	1,477,320
Miller Industries, Inc.	3,390	65,868
Mueller Industries, Inc.	27,706	1,306,061
Mueller Water Products, Inc. Class A	95,875	222,430
NACCO Industries, Inc. Class A	5,616	430,803
Navistar International Corp. (a)	60,735	2,514,429
NN, Inc. (a)	13,299	102,402
Nordson Corp.	46,080	2,022,912
Omega Flex, Inc. (a)	283	3,707
Oshkosh Truck Corp. (a)	67,128	1,323,764
PACCAR, Inc.	294,018	11,063,897
Pall Corp.	89,400	4,571,022
Parker Hannifin Corp.	127,636	9,372,311
Pentair, Inc. (d)	75,454	2,589,581
PMFG, Inc. (a)	5,546	101,104
RBC Bearings, Inc. (a)(d)	23,952	837,122
Robbins & Myers, Inc.	37,600	1,806,680
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Sauer-Danfoss, Inc. (a)	14,293	$ 617,886
Snap-On, Inc.	43,429	2,297,828
SPX Corp.	38,250	2,176,043
Stanley Black & Decker, Inc.	135,128	8,375,233
Sun Hydraulics Corp. (d)	21,222	624,776
Tecumseh Products Co. Class A (non-vtg.) (a)	20,530	163,829
Tennant Co.	15,359	675,182
Terex Corp. (a)	80,169	1,293,126
Timken Co.	59,026	2,322,673
Titan International, Inc.	34,993	752,350
Toro Co. (d)	27,078	1,477,646
TriMas Corp. (a)(d)	24,008	464,075
Trinity Industries, Inc. (d)	58,630	1,615,843
Twin Disc, Inc. (d)	7,874	305,747
Valmont Industries, Inc. (d)	15,789	1,460,956
Wabash National Corp. (a)(d)	76,899	437,555
WABCO Holdings, Inc. (a)	52,407	2,444,787
Wabtec Corp.	34,391	2,094,068
Watts Water Technologies, Inc. Class A (d)	19,978	565,777
		249,648,252
Marine - 0.0%
Alexander & Baldwin, Inc.	29,508	1,252,024
Baltic Trading Ltd. (d)	23,169	119,089
Eagle Bulk Shipping, Inc. (a)(d)	83,818	162,607
Genco Shipping & Trading Ltd. (a)(d)	30,150	214,065
Horizon Lines, Inc. Class A (d)	97,327	53,530
International Shipholding Corp.	5,894	107,860
Kirby Corp. (a)(d)	39,937	2,198,132
		4,107,307
Professional Services - 0.3%
Acacia Research Corp. - Acacia Technologies (a)(d)	33,313	1,455,778
Advisory Board Co. (a)(d)	19,115	1,188,571
Barrett Business Services, Inc.	3,335	47,724
CBIZ, Inc. (a)(d)	41,023	279,367
CDI Corp.	6,748	75,982
Corporate Executive Board Co.	28,543	939,636
CoStar Group, Inc. (a)(d)	17,334	887,154
CRA International, Inc. (a)	17,104	402,970
CTPartners Executive Search, Inc.	943	4,932
Dolan Co. (a)(d)	23,234	196,792
Dun & Bradstreet Corp.	38,099	2,548,442
Equifax, Inc.	93,459	3,021,529
Exponent, Inc. (a)	17,033	719,815
FTI Consulting, Inc. (a)(d)	35,442	1,289,380
GP Strategies Corp. (a)	3,721	46,364
Heidrick & Struggles International, Inc.	24,422	507,245
Hill International, Inc. (a)	15,300	83,691

	Shares	Value
Hudson Highland Group, Inc. (a)(d)	9,794	$ 51,516
Huron Consulting Group, Inc. (a)	18,107	575,622
ICF International, Inc. (a)	18,769	425,493
IHS, Inc. Class A (a)	47,017	3,648,049
Insperity, Inc.	17,301	430,795
Kelly Services, Inc. Class A (non-vtg.)	21,169	321,769
Kforce, Inc. (a)(d)	28,521	296,048
Korn/Ferry International (a)	37,000	601,620
Manpower, Inc.	62,445	2,515,285
MISTRAS Group, Inc. (a)	14,031	283,426
Navigant Consulting, Inc. (a)	45,788	434,528
Nielsen Holdings B.V. (a)	53,038	1,573,107
Odyssey Marine Exploration, Inc. (a)(d)	20,848	58,374
On Assignment, Inc. (a)	28,873	219,435
RCM Technologies, Inc. (a)	1,320	6,283
Resources Connection, Inc.	35,013	366,236
Robert Half International, Inc.	111,095	2,657,392
RPX Corp.	5,635	152,709
School Specialty, Inc. (a)(d)	14,656	139,379
SFN Group, Inc. (a)	34,320	480,823
Spherix, Inc. (a)	255	362
Towers Watson & Co.	41,157	2,427,851
TrueBlue, Inc. (a)(d)	30,153	423,650
Verisk Analytics, Inc. (a)	89,988	3,135,182
VSE Corp.	2,012	49,938
		34,970,244
Road & Rail - 0.9%
AMERCO (a)	7,152	524,313
Arkansas Best Corp.	20,706	427,579
Avis Budget Group, Inc. (a)(d)	85,968	1,130,479
Celadon Group, Inc. (d)	43,171	505,964
Con-way, Inc.	39,274	1,005,022
Covenant Transport Group, Inc. Class A (a)	2,703	13,137
CSX Corp.	911,181	19,991,311
Dollar Thrifty Automotive Group, Inc. (a)	20,269	1,344,848
Genesee & Wyoming, Inc. Class A (a)	27,513	1,429,025
Heartland Express, Inc.	38,775	589,380
Hertz Global Holdings, Inc. (a)(d)	193,343	2,165,442
J.B. Hunt Transport Services, Inc.	88,755	3,567,063
Kansas City Southern (a)	84,716	4,588,219
Knight Transportation, Inc.	40,481	613,287
Landstar System, Inc.	35,180	1,424,438
Marten Transport Ltd.	22,820	419,432
Norfolk Southern Corp.	285,067	19,293,335
Old Dominion Freight Lines, Inc. (a)(d)	42,025	1,349,843
Patriot Transportation Holding, Inc. (a)	1,440	32,357
Providence & Worcester Railroad Co.	5,081	67,069
Quality Distribution, Inc. (a)	12,633	154,375
RailAmerica, Inc. (a)	23,708	323,614
Ryder System, Inc.	39,613	1,864,980
Saia, Inc. (a)(d)	12,788	153,072
Swift Transporation Co.	56,141	483,935
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Union Pacific Corp.	393,642	$ 36,281,983
USA Truck, Inc. (a)	2,020	15,534
Werner Enterprises, Inc. (d)	36,619	852,490
YRC Worldwide, Inc. (a)(d)	79,037	59,910
Zipcar, Inc. (a)(d)	6,635	139,534
		100,810,970
Trading Companies & Distributors - 0.3%
Aceto Corp.	25,680	134,820
Air Lease Corp. Class A	21,052	480,196
Aircastle Ltd. (d)	29,806	350,817
Applied Industrial Technologies, Inc.	27,335	836,998
Beacon Roofing Supply, Inc. (a)(d)	48,733	904,484
BlueLinx Corp. (a)	18,845	39,951
CAI International, Inc. (a)(d)	8,415	127,319
DXP Enterprises, Inc. (a)	498	11,997
Essex Rental Corp. (a)(d)	14,365	59,471
Fastenal Co. (d)	231,421	7,747,975
GATX Corp.	31,793	1,152,814
H&E Equipment Services, Inc. (a)(d)	19,034	194,718
Houston Wire & Cable Co.	17,167	251,840
Interline Brands, Inc. (a)(d)	22,315	323,568
Kaman Corp.	18,858	644,001
Lawson Products, Inc.	2,041	34,819
MSC Industrial Direct Co., Inc. Class A	38,641	2,382,990
RSC Holdings, Inc. (a)	41,160	327,634
Rush Enterprises, Inc. Class A (a)(d)	27,732	510,269
TAL International Group, Inc.	18,327	535,332
Textainer Group Holdings Ltd. (d)	9,429	223,562
Titan Machinery, Inc. (a)	18,910	501,304
United Rentals, Inc. (a)(d)	44,394	740,492
W.W. Grainger, Inc.	48,473	7,469,689
Watsco, Inc. (d)	18,672	1,113,785
WESCO International, Inc. (a)(d)	33,011	1,422,444
Willis Lease Finance Corp. (a)	2,201	27,623
		28,550,912
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (a)	20,000	246,200
TOTAL INDUSTRIALS		1,184,794,721
INFORMATION TECHNOLOGY - 17.9%
Communications Equipment - 1.9%
Acme Packet, Inc. (a)(d)	50,256	2,366,555
ADTRAN, Inc.	47,190	1,465,721
Alliance Fiber Optic Products, Inc. (a)	5,998	47,984
Ambient Corp. (a)	2,120	16,006
Anaren, Inc. (a)	26,249	520,518
Arris Group, Inc. (a)	86,535	944,962
Aruba Networks, Inc. (a)(d)	63,105	1,346,030
Aviat Networks, Inc. (a)	73,076	189,998

	Shares	Value
Bel Fuse, Inc. Class B (non-vtg.)	7,715	$ 133,778
BigBand Networks, Inc. (a)	59,463	85,032
Black Box Corp.	18,381	454,378
Blonder Tongue Laboratories, Inc. (a)	3,678	4,745
Blue Coat Systems, Inc. (a)(d)	33,953	498,430
Brocade Communications Systems, Inc. (a)	339,893	1,315,386
Calix Networks, Inc. (a)	21,156	312,686
Ciena Corp. (a)(d)	67,791	829,762
Cisco Systems, Inc.	4,440,687	69,629,972
Communications Systems, Inc.	2,564	37,383
Comtech Telecommunications Corp.	24,618	685,365
DG FastChannel, Inc. (a)(d)	29,013	635,385
Digi International, Inc. (a)(d)	23,541	295,910
Ditech Networks, Inc. (a)	7,967	8,684
EchoStar Holding Corp. Class A (a)	35,475	863,816
EMCORE Corp. (a)(d)	65,279	104,446
Emulex Corp. (a)	73,299	505,030
Entrada Networks, Inc. (a)	150	0
Extreme Networks, Inc. (a)	110,328	305,609
F5 Networks, Inc. (a)	62,925	5,135,939
Finisar Corp. (a)(d)	67,283	1,242,044
Globecomm Systems, Inc. (a)	12,810	164,609
Harmonic, Inc. (a)	82,824	394,242
Harris Corp.	100,715	4,063,850
Infinera Corp. (a)(d)	71,930	540,554
InterDigital, Inc. (d)	33,071	2,328,198
Ixia (a)(d)	33,035	283,771
JDS Uniphase Corp. (a)	190,752	2,474,053
Juniper Networks, Inc. (a)	419,012	8,769,921
KVH Industries, Inc. (a)(d)	6,202	55,198
Lantronix, Inc. (a)	78	140
Loral Space & Communications Ltd. (a)	7,553	427,424
Meru Networks, Inc. (a)(d)	6,100	55,754
Motorola Mobility Holdings, Inc.	232,262	8,760,923
Motorola Solutions, Inc.	238,083	10,020,913
NETGEAR, Inc. (a)	35,144	977,355
Network Engines, Inc. (a)	31,797	39,746
Network Equipment Technologies, Inc. (a)(d)	16,656	42,639
NumereX Corp. Class A (a)	2,929	18,013
Oclaro, Inc. (a)(d)	31,603	134,313
Oplink Communications, Inc. (a)(d)	16,757	276,993
Opnext, Inc. (a)(d)	42,827	68,523
Optical Cable Corp.	619	2,414
ORBCOMM, Inc. (a)	21,977	49,448
Parkervision, Inc. (a)(d)	37,539	33,034
PC-Tel, Inc. (a)	2,478	15,785
Performance Technologies, Inc. (a)	3,266	6,205
Plantronics, Inc.	43,836	1,404,944
Polycom, Inc. (a)(d)	145,884	3,472,039
Powerwave Technologies, Inc. (a)	98,046	172,561
Procera Networks, Inc. (a)	10,374	85,171
QUALCOMM, Inc.	1,317,061	67,775,959
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Riverbed Technology, Inc. (a)(d)	113,173	$ 2,804,427
SeaChange International, Inc. (a)	19,385	152,366
ShoreTel, Inc. (a)	5,429	37,894
Sonus Networks, Inc. (a)(d)	250,580	649,002
Sycamore Networks, Inc.	15,257	262,268
Symmetricom, Inc. (a)	23,823	130,074
Tekelec (a)	49,196	354,211
Tellabs, Inc.	266,187	1,086,043
Telular Corp.	1,981	12,104
UTStarcom Holdings Corp. (a)	95,571	132,844
ViaSat, Inc. (a)(d)	29,561	1,049,416
Westell Technologies, Inc. Class A (a)	23,012	57,300
Zhone Technologies, Inc. (a)	6,432	10,291
Zoom Technologies, Inc. (a)(d)	34,381	71,512
		209,705,998
Computers & Peripherals - 3.8%
Apple, Inc. (a)	735,039	282,865,058
Astro-Med, Inc.	5,054	37,905
Avid Technology, Inc. (a)(d)	20,533	202,045
Concurrent Computer Corp. (a)	1,083	6,195
Cray, Inc. (a)	35,120	198,955
Datalink Corp. (a)	10,146	87,864
Dataram Corp. (a)	3,660	4,282
Dell, Inc. (a)	1,342,209	19,951,937
Diebold, Inc.	65,743	1,882,880
Dot Hill Systems Corp. (a)(d)	90,118	158,608
Electronics for Imaging, Inc. (a)(d)	71,605	1,017,507
EMC Corp. (a)	1,650,086	37,275,443
Fusion-io, Inc. (d)	10,000	250,400
Hauppauge Digital, Inc. (a)	472	670
Hewlett-Packard Co.	1,743,197	45,375,418
Hutchinson Technology, Inc. (a)(d)	28,754	64,984
iGO, Inc. (a)(d)	74,839	101,033
Imation Corp. (a)	21,669	150,383
Immersion Corp. (a)	37,188	261,432
Intermec, Inc. (a)(d)	41,399	305,111
Interphase Corp. (a)	11,759	55,973
Intevac, Inc. (a)	19,408	159,340
Lexmark International, Inc. Class A (a)(d)	58,630	1,873,815
MidgardXXI, Inc. (a)	10	0
NCR Corp. (a)	117,427	2,023,267
NetApp, Inc. (a)	286,822	10,790,244
Novatel Wireless, Inc. (a)(d)	30,191	101,140
OCZ Technology Group, Inc. (a)(d)	28,013	158,834
Overland Storage, Inc. (a)	654	1,857
Presstek, Inc. (a)(d)	7,999	11,039
QLogic Corp. (a)	87,364	1,220,475
Quantum Corp. (a)(d)	159,803	311,616
Rimage Corp.	6,602	90,910
SanDisk Corp. (a)	187,273	6,863,555
Scan-Optics, Inc. (a)	300	0

	Shares	Value
Seagate Technology	357,113	$ 4,135,369
Silicon Graphics International Corp. (a)(d)	35,744	569,402
STEC, Inc. (a)(d)	32,505	308,635
Stratasys, Inc. (a)(d)	21,027	486,565
Super Micro Computer, Inc. (a)(d)	29,412	403,386
Synaptics, Inc. (a)(d)	24,158	590,180
Video Display Corp. (a)	3,244	12,425
Western Digital Corp. (a)	183,033	5,397,643
		425,763,780
Electronic Equipment & Components - 0.8%
Advanced Photonix, Inc. Class A (a)	4,986	5,185
Aeroflex Holding Corp.	12,250	107,555
Agilysys, Inc. (a)	32,144	290,903
Amphenol Corp. Class A	137,944	6,480,609
Anixter International, Inc. (d)	20,925	1,234,784
Arrow Electronics, Inc. (a)	88,628	2,765,194
Avnet, Inc. (a)	114,755	3,011,171
AVX Corp.	31,590	413,829
Benchmark Electronics, Inc. (a)(d)	54,883	743,665
Brightpoint, Inc. (a)	55,974	533,432
CalAmp Corp. (a)	3,415	10,382
Checkpoint Systems, Inc. (a)	29,638	451,387
Clearfield, Inc. (a)	2,641	19,121
Cognex Corp.	36,446	1,166,272
Coherent, Inc. (a)(d)	22,388	989,773
Comverge, Inc. (a)(d)	41,285	100,323
Corning, Inc.	1,287,139	19,345,699
CTS Corp.	20,121	193,162
Daktronics, Inc.	35,324	340,523
Document Security Systems, Inc. (a)	6,171	15,366
Dolby Laboratories, Inc. Class A (a)(d)	48,634	1,634,102
DTS, Inc. (a)(d)	20,689	635,566
Echelon Corp. (a)(d)	35,318	294,905
Electro Rent Corp. (d)	7,112	105,186
Electro Scientific Industries, Inc. (a)	23,743	358,994
Fabrinet (a)	14,331	236,318
FARO Technologies, Inc. (a)(d)	20,460	776,866
FEI Co. (a)(d)	28,219	902,726
FLIR Systems, Inc.	121,583	3,145,352
Frequency Electronics, Inc. (a)	472	4,904
Giga-Tronics, Inc. (a)	2,830	4,245
GTSI Corp. (a)	2,241	9,793
I. D. Systems Inc. (a)	6,661	36,169
Identive Group, Inc. (a)(d)	33,851	63,301
IEC Electronics Corp. (a)	94	513
Ingram Micro, Inc. Class A (a)	118,378	2,111,864
Insight Enterprises, Inc. (a)	29,557	556,263
IPG Photonics Corp. (a)	19,707	1,142,612
Iteris, Inc. (a)	1,132	1,336
Itron, Inc. (a)(d)	30,142	1,200,254
Jabil Circuit, Inc.	151,226	2,548,158
KEMET Corp. (a)	26,011	239,821
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
LeCroy Corp. (a)(d)	13,412	$ 121,379
LightPath Technologies, Inc. Class A (a)	412	713
Littelfuse, Inc. (d)	23,348	1,083,114
LoJack Corp. (a)	23,116	74,202
LRAD Corp. (a)	30,712	69,102
Maxwell Technologies, Inc. (a)(d)	15,387	266,657
Measurement Specialties, Inc. (a)	9,382	293,000
Mercury Computer Systems, Inc. (a)(d)	25,666	357,014
Mesa Laboratories, Inc.	2,396	81,967
Methode Electronics, Inc. Class A	30,406	297,067
Micronetics, Inc. (a)	1,072	6,721
Microvision, Inc. (a)(d)	290,877	261,789
MOCON, Inc.	2,424	35,802
Molex, Inc. (d)	99,375	2,171,344
MTS Systems Corp.	18,356	663,019
Multi-Fineline Electronix, Inc. (a)	11,235	213,802
National Instruments Corp.	71,145	1,809,217
NeoPhotonics Corp.	12,644	77,128
NetList, Inc. (a)(d)	73,676	134,827
Newport Corp. (a)	25,529	330,345
OSI Systems, Inc. (a)	19,123	743,885
Park Electrochemical Corp.	17,899	443,000
PC Connection, Inc. (a)	2,534	22,578
PC Mall, Inc. (a)	472	2,988
Planar Systems, Inc. (a)	2,498	4,996
Plexus Corp. (a)	29,165	775,206
Power-One, Inc. (a)(d)	72,867	550,875
Pulse Electronics Corp.	32,350	108,696
RadiSys Corp. (a)(d)	10,116	76,275
Research Frontiers, Inc. (a)(d)	1,886	7,770
Richardson Electronics Ltd.	15,769	218,243
Rofin-Sinar Technologies, Inc. (a)(d)	24,434	564,181
Rogers Corp. (a)	18,871	941,097
Sanmina-SCI Corp. (a)	63,014	486,468
ScanSource, Inc. (a)(d)	21,656	670,253
SYNNEX Corp. (a)(d)	16,426	432,661
TE Connectivity Ltd.	345,082	10,566,411
Tech Data Corp. (a)(d)	34,656	1,631,604
Trimble Navigation Ltd. (a)	94,114	3,495,394
TTM Technologies, Inc. (a)(d)	49,945	557,886
Universal Display Corp. (a)(d)	41,239	2,023,598
Viasystems Group, Inc. (a)	5,168	97,313
Vishay Intertechnology, Inc. (a)(d)	143,221	1,632,719
Vishay Precision Group, Inc. (a)	10,528	157,920
Wayside Technology Group, Inc.	1,352	15,805
X-Rite, Inc. (a)(d)	28,059	102,696
Zygo Corp. (a)	10,783	141,904
		89,048,214
Internet Software & Services - 1.7%
Active Network, Inc. (d)	7,000	113,260
Akamai Technologies, Inc. (a)	147,416	3,234,307

	Shares	Value
Ancestry.com, Inc. (a)(d)	22,616	$ 807,617
AOL, Inc. (a)(d)	84,852	1,321,994
Autobytel, Inc. (a)	6,300	5,796
Bankrate, Inc. (d)	15,185	252,830
Carbonite, Inc. (d)	5,268	78,019
comScore, Inc. (a)	23,403	373,278
Constant Contact, Inc. (a)(d)	24,468	468,073
Cornerstone OnDemand, Inc. (d)	7,861	122,003
Crexendo, Inc.	7,225	30,417
DealerTrack Holdings, Inc. (a)	38,032	711,959
Demand Media, Inc.	26,499	229,216
Dice Holdings, Inc. (a)	38,829	391,785
Digital River, Inc. (a)(d)	29,002	583,520
EarthLink, Inc.	88,443	652,709
EasyLink Services International Corp. (a)	566	2,807
eBay, Inc. (a)	898,993	27,751,914
Equinix, Inc. (a)	35,732	3,360,237
FriendFinder Networks, Inc. (a)(d)	3,867	11,640
Google, Inc. Class A (a)	200,079	108,234,736
IAC/InterActiveCorp (a)	68,795	2,719,466
InfoSpace, Inc. (a)	35,960	343,778
Internap Network Services Corp. (a)(d)	38,398	198,902
IntraLinks Holdings, Inc.	40,000	374,800
iPass, Inc.	24,618	36,188
j2 Global Communications, Inc.	34,706	1,108,857
Keynote Systems, Inc.	19,723	473,944
KIT Digital, Inc. (a)(d)	31,901	353,144
Limelight Networks, Inc. (a)(d)	36,295	91,100
LinkedIn Corp. (a)(d)	6,500	546,780
Liquidity Services, Inc. (a)	25,243	605,832
LivePerson, Inc. (a)(d)	32,903	386,610
LogMeIn, Inc. (a)	25,185	787,031
LoopNet, Inc. (a)	35,965	631,545
Marchex, Inc. Class B	31,472	316,608
ModusLink Global Solutions, Inc.	34,045	140,606
Monster Worldwide, Inc. (a)(d)	96,625	912,140
Move, Inc. (a)	155,869	280,564
NIC, Inc. (d)	53,421	620,752
Onstream Media Corp. (a)	32	28
OpenTable, Inc. (a)(d)	12,841	783,173
Openwave Systems, Inc. (a)(d)	84,133	160,694
Perficient, Inc. (a)	16,026	141,029
quepasa.com, Inc. (a)	9,892	45,602
QuinStreet, Inc. (a)	19,332	233,144
Rackspace Hosting, Inc. (a)	90,218	3,298,370
RealNetworks, Inc.	24,623	227,763
Responsys, Inc.	5,131	74,707
RightNow Technologies, Inc. (a)(d)	22,802	747,678
Saba Software, Inc. (a)	22,849	159,029
SciQuest, Inc.	8,314	124,461
Selectica, Inc. (a)	606	2,945
SPS Commerce, Inc. (a)	5,602	101,564
Stamps.com, Inc.	5,125	100,655
Support.com, Inc. (a)	110,958	276,285
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
TechTarget, Inc. (a)	1,335	$ 8,531
TheStreet.com, Inc.	4,055	9,773
Travelzoo, Inc. (a)(d)	5,906	215,746
United Online, Inc.	78,976	428,050
ValueClick, Inc. (a)(d)	62,012	948,784
VeriSign, Inc. (d)	139,737	4,352,808
VistaPrint Ltd. (a)(d)	31,438	925,220
Vocus, Inc. (a)(d)	25,651	552,266
Web.com, Inc. (a)	19,581	184,845
WebMD Health Corp. (a)	46,525	1,644,194
WebMediaBrands, Inc. (a)	1,132	1,019
XO Group, Inc. (a)(d)	25,195	227,763
Yahoo!, Inc. (a)	978,746	13,315,839
Zillow, Inc. (a)	2,959	110,016
Zix Corp. (a)	48,026	163,288
		189,232,033
IT Services - 3.4%
Accenture PLC Class A	556,357	29,815,172
Acxiom Corp. (a)	56,223	616,766
Alliance Data Systems Corp. (a)(d)	46,350	4,329,554
Automatic Data Processing, Inc.	393,970	19,710,319
Booz Allen Hamilton Holding Corp. Class A	9,575	153,583
Broadridge Financial Solutions, Inc.	91,814	1,911,567
CACI International, Inc. Class A (a)(d)	21,774	1,198,876
Cardtronics, Inc. (a)	22,270	551,405
Cass Information Systems, Inc.	831	30,066
Ciber, Inc. (a)	59,150	194,012
Cognizant Technology Solutions Corp. Class A (a)	242,312	15,374,696
Computer Sciences Corp.	120,889	3,706,457
Convergys Corp. (a)(d)	88,495	942,472
CoreLogic, Inc. (a)	84,260	962,249
CSG Systems International, Inc. (a)	29,132	389,204
CSP, Inc. (a)	4,055	14,111
DST Systems, Inc.	27,325	1,282,089
Dynamics Research Corp. (a)(d)	2,680	26,398
Echo Global Logistics, Inc. (a)(d)	8,499	118,986
Edgewater Technology, Inc. (a)	3,154	9,210
Euronet Worldwide, Inc. (a)(d)	40,458	658,252
ExlService Holdings, Inc. (a)	7,733	200,671
Fidelity National Information Services, Inc.	212,972	6,001,551
Fiserv, Inc. (a)	116,890	6,525,969
FleetCor Technologies, Inc.	9,183	260,889
Forrester Research, Inc.	11,455	386,034
Gartner, Inc. Class A (a)	62,020	2,209,152
Genpact Ltd. (a)(d)	72,614	1,203,214
Global Cash Access Holdings, Inc. (a)(d)	34,222	102,666
Global Payments, Inc.	60,240	2,760,799
Hackett Group, Inc. (a)	6,051	22,933

	Shares	Value
Heartland Payment Systems, Inc.	33,850	$ 728,114
iGate Corp. (d)	18,195	204,148
Innodata Isogen, Inc. (a)	10,362	29,635
International Business Machines Corp.	978,458	168,206,715
Jack Henry & Associates, Inc.	63,080	1,844,459
Lender Processing Services, Inc.	68,851	1,214,532
Lionbridge Technologies, Inc. (a)	38,055	113,784
ManTech International Corp. Class A (d)	25,258	946,922
Mastech Holdings, Inc. (a)	328	1,338
MasterCard, Inc. Class A	82,369	27,157,883
Mattersight Corp. (a)	4,726	25,284
Maximus, Inc.	33,050	1,222,520
MoneyGram International, Inc. (a)	143,979	370,026
NCI, Inc. Class A (a)(d)	13,452	219,940
NeuStar, Inc. Class A (a)	55,061	1,376,525
Online Resources Corp. (a)	28,833	80,732
Paychex, Inc. (d)	259,920	7,012,642
PFSweb, Inc. (a)	1,991	10,313
PRG-Schultz International, Inc. (a)	6,188	36,385
SAIC, Inc. (a)	296,063	4,440,945
Sapient Corp.	90,115	966,934
ServiceSource International, Inc.	16,541	298,896
StarTek, Inc. (a)	2,140	6,934
Storage Engine, Inc. (a)	434	0
Stream Global Services, Inc. (a)	32,068	87,866
Syntel, Inc. (d)	18,166	831,276
Teletech Holdings, Inc. (a)	21,168	375,520
Teradata Corp. (a)(d)	132,286	6,926,495
The Management Network Group, Inc. (a)	226	522
The Western Union Co.	509,877	8,423,168
TNS, Inc. (a)(d)	27,333	463,568
Total System Services, Inc. (d)	144,363	2,620,188
TSR, Inc. (a)	47	203
Unisys Corp. (a)	27,217	478,747
VeriFone Systems, Inc. (a)	77,358	2,724,549
Virtusa Corp. (a)	1,041	16,417
Visa, Inc. Class A	394,516	34,670,066
Wright Express Corp. (a)	27,124	1,143,005
Zanett, Inc. (a)(d)	35,802	17,185
		376,963,703
Office Electronics - 0.1%
Xerox Corp.	1,095,566	9,093,198
Zebra Technologies Corp. Class A (a)	43,382	1,558,715
		10,651,913
Semiconductors & Semiconductor Equipment - 2.5%
Advanced Analogic Technologies, Inc. (a)	27,325	163,950
Advanced Energy Industries, Inc. (a)	34,101	340,669
Advanced Micro Devices, Inc. (a)(d)	439,664	3,002,905
AEHR Test Systems (a)	3,430	3,704
Aetrium, Inc. (a)	2,264	3,600
Altera Corp.	252,415	9,185,382
Amkor Technology, Inc. (a)	126,137	548,696
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Amtech Systems, Inc. (a)(d)	13,584	$ 147,386
ANADIGICS, Inc. (a)(d)	43,509	120,520
Analog Devices, Inc.	233,946	7,724,897
Applied Materials, Inc.	1,049,542	11,880,815
Applied Micro Circuits Corp. (a)(d)	80,756	459,502
Atmel Corp. (a)	354,251	3,227,227
ATMI, Inc. (a)	25,656	439,487
Axcelis Technologies, Inc. (a)(d)	82,930	112,785
AXT, Inc. (a)(d)	24,812	192,789
Broadcom Corp. Class A	375,475	13,385,684
Brooks Automation, Inc.	51,012	482,574
BTU International, Inc. (a)	4,462	25,612
Cabot Microelectronics Corp. (a)(d)	25,381	1,009,149
Cavium, Inc. (a)	39,939	1,285,636
Ceva, Inc. (a)(d)	15,025	399,665
Cirrus Logic, Inc. (a)(d)	47,793	725,498
Cohu, Inc.	19,853	220,170
Cree, Inc. (a)(d)	84,320	2,734,498
Cymer, Inc. (a)	26,761	1,082,750
Cypress Semiconductor Corp.	124,810	1,976,990
Diodes, Inc. (a)(d)	29,507	590,730
DSP Group, Inc. (a)	27,495	177,893
Energy Conversion Devices, Inc. (a)(d)	52,832	39,635
Entegris, Inc. (a)	113,469	853,287
Entropic Communications, Inc. (a)(d)	46,685	209,616
Exar Corp. (a)	29,832	180,782
Fairchild Semiconductor International, Inc. (a)	108,731	1,441,773
First Solar, Inc. (a)(d)	43,915	4,390,622
FormFactor, Inc. (a)(d)	37,745	297,808
FSI International, Inc. (a)(d)	29,546	63,524
GT Advanced Technologies, Inc. (a)(d)	91,515	1,117,398
Hittite Microwave Corp. (a)	18,338	996,120
Ikanos Communications, Inc. (a)	38,444	40,751
Inphi Corp.	4,214	33,881
Integrated Device Technology, Inc. (a)	110,233	623,919
Integrated Silicon Solution, Inc. (a)(d)	29,716	244,563
Intel Corp.	4,405,392	88,680,541
International Rectifier Corp. (a)(d)	53,008	1,208,052
Intersil Corp. Class A	95,337	1,070,635
Intest Corp. (a)	2,386	6,991
IXYS Corp. (a)	40,763	489,156
KLA-Tencor Corp.	132,000	4,841,760
Kopin Corp. (a)(d)	46,737	176,666
Kulicke & Soffa Industries, Inc. (a)(d)	59,626	518,746
Lam Research Corp. (a)	95,355	3,543,392
Lattice Semiconductor Corp. (a)(d)	161,877	911,368
Linear Technology Corp.	162,633	4,656,183
LSI Corp. (a)	469,889	3,199,944
LTX-Credence Corp. (a)	53,466	304,222

	Shares	Value
Marvell Technology Group Ltd. (a)	409,316	$ 5,382,505
Mattson Technology, Inc. (a)(d)	43,192	63,492
Maxim Integrated Products, Inc.	232,430	5,357,512
MaxLinear, Inc. Class A (a)	11,544	66,378
MEMC Electronic Materials, Inc. (a)(d)	172,664	1,205,195
Micrel, Inc. (d)	36,643	370,461
Microchip Technology, Inc. (d)	150,000	4,923,000
Micron Technology, Inc. (a)(d)	738,232	4,362,951
Microsemi Corp. (a)	60,502	939,596
Mindspeed Technologies, Inc. (a)(d)	22,459	130,262
MIPS Technologies, Inc. (a)(d)	45,536	255,002
MKS Instruments, Inc.	38,482	893,552
Monolithic Power Systems, Inc. (a)	38,712	488,933
MoSys, Inc. (a)(d)	10,495	41,980
Nanometrics, Inc. (a)(d)	31,449	499,725
National Semiconductor Corp.	232,056	5,778,194
Netlogic Microsystems, Inc. (a)	50,200	1,507,004
Novellus Systems, Inc. (a)(d)	67,149	1,878,158
NVE Corp. (a)(d)	6,630	437,978
NVIDIA Corp. (a)(d)	469,301	6,246,396
Omnivision Technologies, Inc. (a)(d)	48,707	896,209
ON Semiconductor Corp. (a)	338,550	2,461,259
PDF Solutions, Inc. (a)	4,730	23,792
Pericom Semiconductor Corp. (a)	19,216	149,500
Photronics, Inc. (a)(d)	49,451	320,442
Pixelworks, Inc. (a)	13,021	30,860
PLX Technology, Inc. (a)	32,703	103,341
PMC-Sierra, Inc. (a)	159,914	973,876
Power Integrations, Inc.	31,368	1,008,168
QuickLogic Corp. (a)(d)	28,897	82,356
Rambus, Inc. (a)	81,731	948,897
Ramtron International Corp. (a)	24,525	56,408
RF Micro Devices, Inc. (a)	196,083	1,217,675
Rubicon Technology, Inc. (a)(d)	20,046	258,293
Rudolph Technologies, Inc. (a)	19,675	133,987
Semtech Corp. (a)	44,830	956,224
Sevcon, Inc. (a)	2,365	14,687
Sigma Designs, Inc. (a)(d)	25,035	201,782
Silicon Image, Inc. (a)(d)	92,626	493,697
Silicon Laboratories, Inc. (a)(d)	31,116	1,075,680
Skyworks Solutions, Inc. (a)	143,043	2,950,977
Spansion, Inc. Class A (a)	18,621	279,501
Standard Microsystems Corp. (a)(d)	27,292	573,678
SunPower Corp. Class A (a)(d)	32,385	456,629
Supertex, Inc. (a)	21,447	418,431
Teradyne, Inc. (a)(d)	139,410	1,686,861
Tessera Technologies, Inc. (a)	35,700	502,656
Texas Instruments, Inc.	938,851	24,607,285
TranSwitch Corp. (a)	17,700	50,445
Trident Microsystems, Inc. (a)	24,284	10,078
Trio-Tech International (a)	4,055	13,868
TriQuint Semiconductor, Inc. (a)(d)	152,086	1,152,812
Ultra Clean Holdings, Inc. (a)	14,148	79,653
Ultratech, Inc. (a)	34,460	703,673
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Varian Semiconductor Equipment Associates, Inc. (a)	57,572	$ 3,528,300
Veeco Instruments, Inc. (a)	32,019	1,164,211
Volterra Semiconductor Corp. (a)(d)	30,872	625,158
Xilinx, Inc.	202,401	6,302,767
		279,134,888
Software - 3.7%
Accelrys, Inc. (a)	32,884	213,746
ACI Worldwide, Inc. (a)	34,057	1,018,645
Activision Blizzard, Inc.	404,284	4,786,723
Actuate Corp. (a)	46,267	294,721
Adobe Systems, Inc. (a)	408,519	10,311,020
Advent Software, Inc. (a)(d)	29,817	691,456
American Software, Inc. Class A	4,167	33,669
ANSYS, Inc. (a)	76,550	4,132,169
Ariba, Inc. (a)	78,353	2,125,717
Aspen Technology, Inc. (a)	66,055	1,109,063
Authentidate Holding Corp. (a)	1,792	1,487
Autodesk, Inc. (a)	178,150	5,023,830
Bitstream, Inc. Class A (a)	5,707	31,560
Blackbaud, Inc.	32,058	802,732
Blackboard, Inc. (a)(d)	26,213	1,106,451
BMC Software, Inc. (a)	141,440	5,743,878
Bottomline Technologies, Inc. (a)(d)	24,915	572,298
BroadSoft, Inc. (a)(d)	14,822	448,366
BSQUARE Corp. (a)	8,319	39,099
CA, Inc.	324,164	6,804,202
Cadence Design Systems, Inc. (a)(d)	229,761	2,122,992
Callidus Software, Inc. (a)	13,867	67,116
Citrix Systems, Inc. (a)	150,874	9,117,316
CommVault Systems, Inc. (a)	40,079	1,359,079
Compuware Corp. (a)	157,038	1,328,541
Concur Technologies, Inc. (a)(d)	33,806	1,413,767
Datawatch Corp. (a)	2,139	11,401
DemandTec, Inc. (a)	7,454	49,047
Digimarc Corp. (a)	2,014	67,288
ebix.com, Inc. (a)(d)	34,443	564,176
Electronic Arts, Inc. (a)(d)	262,699	5,931,743
Ellie Mae, Inc.	5,748	31,499
EPIQ Systems, Inc. (d)	32,775	410,343
FactSet Research Systems, Inc.	32,028	2,815,261
Fair Isaac Corp.	41,074	1,049,441
FalconStor Software, Inc. (a)	23,990	78,447
Fonix Corp. (a)	1	0
Fortinet, Inc. (a)	68,398	1,308,454
Glu Mobile, Inc. (a)(d)	29,636	90,390
GSE Systems, Inc. (a)	426	890
Informatica Corp. (a)(d)	82,500	3,446,850
Interactive Intelligence Group, Inc. (a)	8,809	284,707
Intuit, Inc.	220,266	10,865,722
JDA Software Group, Inc. (a)(d)	39,532	1,044,040

	Shares	Value
Kenexa Corp. (a)(d)	17,422	$ 366,733
Magma Design Automation, Inc. (a)(d)	37,951	193,171
Manhattan Associates, Inc. (a)	22,569	805,488
Mentor Graphics Corp. (a)	88,321	988,312
MICROS Systems, Inc. (a)	60,122	2,865,415
Microsoft Corp.	5,995,844	159,489,450
MicroStrategy, Inc. Class A (a)	9,239	1,135,288
Mitek Systems, Inc. (a)(d)	17,440	190,968
Monotype Imaging Holdings, Inc. (a)	9,455	110,718
Motricity, Inc. (a)(d)	46,522	108,396
NetScout Systems, Inc. (a)	24,236	334,457
NetSol Technologies, Inc. (a)(d)	25,167	23,506
NetSuite, Inc. (a)	21,103	678,461
Nuance Communications, Inc. (a)(d)	189,551	3,518,067
Opnet Technologies, Inc.	6,924	238,878
Oracle Corp.	3,067,052	86,092,150
Parametric Technology Corp. (a)	85,577	1,540,386
Peerless Systems Corp. (a)	189	703
Pegasystems, Inc.	17,914	723,905
Pervasive Software, Inc. (a)	4,611	30,294
Progress Software Corp. (a)(d)	51,777	1,078,515
PROS Holdings, Inc. (a)	14,148	224,387
QAD, Inc. Class B	4,716	48,433
QLIK Technologies, Inc. (a)	40,014	1,015,555
Quest Software, Inc. (a)	43,435	748,385
RealD, Inc. (a)(d)	39,234	551,238
RealPage, Inc.	22,966	478,152
Red Hat, Inc. (a)	151,337	5,983,865
Renaissance Learning, Inc.	7,897	122,877
Rosetta Stone, Inc. (a)(d)	9,123	122,704
Rovi Corp. (a)	92,845	4,539,192
S1 Corp. (a)	47,810	439,374
salesforce.com, Inc. (a)	96,758	12,457,593
Smith Micro Software, Inc. (a)	23,016	43,500
SolarWinds, Inc. (a)	25,016	619,646
Solera Holdings, Inc.	53,176	3,118,772
Sonic Foundry, Inc. (a)	170	1,918
Sourcefire, Inc. (a)(d)	29,184	806,062
SRS Labs, Inc. (a)	7,155	58,957
SS&C Technologies Holdings, Inc. (a)	12,233	201,722
SuccessFactors, Inc. (a)(d)	57,825	1,350,792
Symantec Corp. (a)	613,666	10,524,372
Synchronoss Technologies, Inc. (a)(d)	26,780	727,345
Synopsys, Inc. (a)	113,618	2,940,434
Take-Two Interactive Software, Inc. (a)(d)	68,203	901,644
Taleo Corp. Class A (a)(d)	27,275	703,968
Tangoe, Inc. (a)	7,422	82,162
TeleCommunication Systems, Inc. Class A (a)	54,174	205,319
TeleNav, Inc. (a)(d)	13,204	122,137
THQ, Inc. (a)(d)	84,287	164,360
TIBCO Software, Inc. (a)	126,157	2,823,394
TiVo, Inc. (a)(d)	84,653	897,322
Tyler Technologies, Inc. (a)(d)	33,002	832,640
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Ultimate Software Group, Inc. (a)(d)	17,851	$ 903,082
Vasco Data Security International, Inc. (a)(d)	33,185	235,945
Verint Systems, Inc. (a)	12,710	363,252
Versant Corp. (a)	302	3,443
VirnetX Holding Corp. (a)(d)	36,775	790,295
VMware, Inc. Class A (a)(d)	49,625	4,682,615
Wave Systems Corp. Class A (a)(d)	57,539	132,340
Websense, Inc. (a)(d)	34,279	705,119
		410,936,915
TOTAL INFORMATION TECHNOLOGY		1,991,437,444
MATERIALS - 4.2%
Chemicals - 2.4%
A. Schulman, Inc.	31,107	567,392
ADA-ES, Inc. (a)	709	10,770
Air Products & Chemicals, Inc.	157,541	12,897,882
Airgas, Inc.	53,548	3,474,194
Albemarle Corp.	68,807	3,489,203
American Pacific Corp. (a)	755	5,587
American Vanguard Corp. (d)	26,329	314,368
Arch Chemicals, Inc.	24,212	1,136,269
Ashland, Inc.	54,659	2,897,474
Balchem Corp. (d)	29,571	1,221,282
Cabot Corp.	42,829	1,474,602
Calgon Carbon Corp. (a)(d)	43,082	681,557
Celanese Corp. Class A	123,827	5,821,107
CF Industries Holdings, Inc.	63,790	11,662,088
Chase Corp. (d)	943	12,042
Chemtura Corp. (a)	80,169	1,061,438
Cytec Industries, Inc.	37,132	1,685,793
Dow Chemical Co.	936,577	26,645,616
E.I. du Pont de Nemours & Co.	736,778	35,564,274
Eastman Chemical Co.	50,692	4,193,749
Ecolab, Inc.	192,004	10,291,414
Ferro Corp. (a)	60,468	506,117
Flotek Industries, Inc. (a)(d)	60,308	417,934
FMC Corp.	54,156	4,112,065
FutureFuel Corp.	10,467	118,172
Georgia Gulf Corp. (a)	25,466	539,625
H.B. Fuller Co.	35,019	776,371
Hawkins, Inc.	5,847	211,954
Huntsman Corp.	146,307	1,918,085
Innophos Holdings, Inc.	18,579	773,072
International Flavors & Fragrances, Inc.	59,523	3,453,524
Intrepid Potash, Inc. (a)(d)	30,878	1,056,645
KMG Chemicals, Inc.	11,304	170,916
Koppers Holdings, Inc.	24,416	811,344
Kraton Performance Polymers, Inc. (a)	20,936	501,836

	Shares	Value
Kronos Worldwide, Inc.	12,428	$ 272,049
Landec Corp. (a)	28,388	168,909
LSB Industries, Inc. (a)	18,531	740,313
Lubrizol Corp.	51,055	6,879,661
LyondellBasell Industries NV Class A	294,898	10,218,216
Material Sciences Corp. (a)	5,008	35,106
Minerals Technologies, Inc.	14,687	851,993
Monsanto Co.	432,339	29,801,127
Nalco Holding Co.	105,531	3,905,702
Nanophase Technologies Corp. (a)	4,164	3,706
NewMarket Corp. (d)	8,098	1,357,873
NL Industries, Inc.	5,999	90,585
Olin Corp.	51,003	1,017,000
OM Group, Inc. (a)(d)	25,998	822,317
OMNOVA Solutions, Inc. (a)(d)	35,395	156,092
Penford Corp. (a)	7,097	39,034
PolyOne Corp.	77,621	980,353
PPG Industries, Inc.	134,676	10,314,835
Praxair, Inc.	242,283	23,862,453
Quaker Chemical Corp.	15,879	529,406
Rockwood Holdings, Inc. (a)	52,028	2,653,428
RPM International, Inc.	95,321	1,986,490
Senomyx, Inc. (a)(d)	20,239	86,421
Sensient Technologies Corp.	38,357	1,394,277
Sherwin-Williams Co.	70,060	5,306,344
Sigma Aldrich Corp.	96,383	6,206,101
Solutia, Inc. (a)	88,843	1,544,091
Spartech Corp. (a)(d)	21,193	93,249
Stepan Co.	9,312	704,453
STR Holdings, Inc. (a)(d)	29,582	335,460
The Mosaic Co.	126,947	9,029,740
The Scotts Miracle-Gro Co. Class A (d)	31,917	1,549,890
TPC Group, Inc. (a)	12,261	391,126
Valhi, Inc.	3,091	183,080
Valspar Corp.	64,648	2,087,484
W.R. Grace & Co. (a)	44,211	1,742,798
Westlake Chemical Corp.	12,585	578,281
Zep, Inc.	18,132	319,667
Zoltek Companies, Inc. (a)(d)	44,160	388,608
		269,103,479
Construction Materials - 0.1%
Eagle Materials, Inc. (d)	37,778	744,982
Headwaters, Inc. (a)	55,257	118,803
Martin Marietta Materials, Inc.	34,296	2,429,186
Texas Industries, Inc. (d)	17,079	608,183
U.S. Concrete, Inc. (a)	15,133	86,258
Vulcan Materials Co. (d)	90,527	3,171,161
		7,158,573
Containers & Packaging - 0.3%
AEP Industries, Inc. (a)	4,448	120,941
Aptargroup, Inc.	45,316	2,287,552
Ball Corp.	134,934	4,846,829
Bemis Co., Inc.	83,978	2,608,357
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - continued
Boise, Inc.	82,375	$ 511,549
Crown Holdings, Inc. (a)	121,007	4,292,118
Graham Packaging Co., Inc. (a)(d)	14,744	375,530
Graphic Packaging Holding Co. (a)	96,473	406,151
Greif, Inc. Class A	25,320	1,414,375
MOD-PAC Corp. (sub. vtg.) (a)	1,085	6,467
Myers Industries, Inc.	14,072	153,103
Owens-Illinois, Inc. (a)	124,621	2,360,322
Packaging Corp. of America	74,807	1,896,357
Rock-Tenn Co. Class A	52,491	2,817,192
Sealed Air Corp.	118,952	2,191,096
Silgan Holdings, Inc.	38,761	1,470,205
Sonoco Products Co.	76,222	2,407,853
Temple-Inland, Inc.	80,815	1,955,723
		32,121,720
Metals & Mining - 1.2%
A.M. Castle & Co. (a)(d)	16,957	205,858
AK Steel Holding Corp. (d)	88,704	797,449
Alcoa, Inc.	852,139	10,915,901
Allegheny Technologies, Inc. (d)	77,785	3,898,584
Allied Nevada Gold Corp. (a)(d)	61,563	2,556,711
Amcol International Corp.	19,886	578,683
Carpenter Technology Corp.	32,151	1,622,661
Century Aluminum Co. (a)(d)	54,853	667,561
Cliffs Natural Resources, Inc.	115,426	9,563,044
Coeur d'Alene Mines Corp. (a)	68,581	1,951,129
Commercial Metals Co.	83,356	979,433
Compass Minerals International, Inc.	23,434	1,771,845
Freeport-McMoRan Copper & Gold, Inc.	751,370	35,419,582
General Moly, Inc. (a)(d)	54,290	215,531
Globe Specialty Metals, Inc.	37,727	631,927
Golden Minerals Co. (a)	24,714	327,461
Haynes International, Inc.	9,478	550,008
Hecla Mining Co. (a)(d)	247,286	1,896,684
Horsehead Holding Corp. (a)	43,360	444,440
Kaiser Aluminum Corp. (d)	14,207	736,917
Materion Corp. (a)	24,506	703,322
Metals USA Holdings Corp. (a)	11,397	142,121
Mines Management, Inc. (a)(d)	13,714	23,177
Molycorp, Inc. (a)(d)	41,841	2,364,853
Newmont Mining Corp.	387,678	24,276,396
Noranda Aluminium Holding Corp. (a)	28,728	326,637
Nucor Corp.	223,809	8,075,029
Olympic Steel, Inc.	10,518	217,933
Reliance Steel & Aluminum Co.	55,107	2,283,634
Royal Gold, Inc.	44,469	3,409,883
RTI International Metals, Inc. (a)(d)	27,459	731,508
Schnitzer Steel Inds, Inc. Class A (d)	16,804	765,254
Silver Bull Resources, Inc. (a)(d)	38,089	27,043
Southern Copper Corp.	183,005	6,180,079

	Shares	Value
Steel Dynamics, Inc. (d)	161,293	$ 2,053,260
Stillwater Mining Co. (a)(d)	80,500	1,238,895
SunCoke Energy, Inc. (a)	10,047	142,266
Synalloy Corp.	660	6,686
Titanium Metals Corp.	70,913	1,136,735
United States Steel Corp. (d)	110,404	3,325,368
Universal Stainless & Alloy Products, Inc. (a)	5,483	180,336
US Energy Corp. (a)(d)	14,898	42,012
US Gold Corp. (a)(d)	74,952	463,953
Vista Gold Corp. (a)	26,982	92,310
Walter Energy, Inc.	51,514	4,210,754
Worthington Industries, Inc.	46,908	762,255
		138,913,108
Paper & Forest Products - 0.2%
AbitibiBowater, Inc. (a)(d)	54,366	923,678
Buckeye Technologies, Inc. (d)	29,277	796,042
Clearwater Paper Corp. (a)(d)	18,990	699,212
Deltic Timber Corp.	14,848	866,084
Domtar Corp.	32,736	2,629,356
Glatfelter (d)	40,567	582,542
International Paper Co.	319,090	8,663,294
Kapstone Paper & Packaging Corp. (a)	30,187	453,711
Louisiana-Pacific Corp. (a)(d)	90,341	602,574
MeadWestvaco Corp.	141,706	3,899,749
Neenah Paper, Inc.	15,090	263,773
Schweitzer-Mauduit International, Inc.	13,663	819,507
Verso Paper Corp. (a)	18,001	40,502
Wausau-Mosinee Paper Corp.	48,262	321,908
		21,561,932
TOTAL MATERIALS		468,858,812
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.3%
8x8, Inc. (a)(d)	59,715	258,566
AboveNet, Inc. (d)	21,312	1,310,262
Alaska Communication Systems Group, Inc. (d)	65,994	501,554
Allegiance Telecom, Inc. (a)	7,100	0
AT&T, Inc.	4,763,229	135,656,762
Atlantic Tele-Network, Inc. (d)	10,572	350,990
Boingo Wireless, Inc. (d)	4,635	40,556
Cbeyond, Inc. (a)	37,794	351,106
CenturyLink, Inc.	484,000	17,496,600
Cincinnati Bell, Inc. New (a)(d)	160,382	543,695
Cogent Communications Group, Inc. (a)	37,641	533,749
Consolidated Communications Holdings, Inc.	41,293	789,109
FairPoint Communications, Inc. (a)(d)	38,437	246,381
Frontier Communications Corp.	765,182	5,731,213
General Communications, Inc. Class A (a)	37,264	330,904
Global Crossing Ltd. (a)	19,610	557,905
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Globalstar, Inc. (a)(d)	68,620	$ 56,152
Hawaiian Telcom Holdco, Inc. (a)	6,851	138,733
HickoryTech Corp.	509	4,861
IDT Corp. Class B	12,541	274,021
Iridium Communications, Inc. (a)	39,310	290,501
Level 3 Communications, Inc. (a)(d)	1,490,934	2,683,681
Neutral Tandem, Inc. (a)	30,909	367,508
PAETEC Holding Corp. (a)(d)	98,241	551,132
Premiere Global Services, Inc. (a)	38,454	321,475
Primus Telecommunications Group, Inc. (a)	8,935	109,007
SureWest Communications	17,253	200,135
Towerstream Corp. (a)(d)	37,466	139,374
tw telecom, inc. (a)(d)	115,014	2,218,620
Verizon Communications, Inc.	2,264,200	81,896,114
Vonage Holdings Corp. (a)	119,084	431,084
Windstream Corp. (d)	370,899	4,710,417
		259,092,167
Wireless Telecommunication Services - 0.5%
American Tower Corp. Class A (a)	315,301	16,982,112
Clearwire Corp. Class A (a)(d)	88,343	283,581
Crown Castle International Corp. (a)	200,309	8,699,420
FiberTower Corp. (a)(d)	25,148	29,926
Leap Wireless International, Inc. (a)(d)	54,533	492,978
MetroPCS Communications, Inc. (a)	200,546	2,238,093
NII Holdings, Inc. (a)	130,821	5,040,533
NTELOS Holdings Corp.	24,024	472,072
Pendrell Corp. (a)(d)	44,075	98,728
SBA Communications Corp. Class A (a)(d)	96,396	3,642,805
Shenandoah Telecommunications Co.	19,002	260,897
Sprint Nextel Corp. (a)	2,366,065	8,896,404
Telephone & Data Systems, Inc.	67,973	1,742,148
U.S. Cellular Corp. (a)(d)	9,501	410,823
USA Mobility, Inc.	30,943	469,405
		49,759,925
TOTAL TELECOMMUNICATION SERVICES		308,852,092
UTILITIES - 3.7%
Electric Utilities - 1.8%
Allete, Inc.	36,442	1,423,425
American Electric Power Co., Inc.	379,557	14,662,287
Central Vermont Public Service Corp.	16,033	558,269
Cleco Corp. (d)	59,776	2,123,841
DPL, Inc.	83,263	2,491,229
Duke Energy Corp.	1,057,502	19,997,363
Edison International	241,983	8,999,348
El Paso Electric Co.	49,033	1,696,051
Empire District Electric Co.	57,105	1,184,929
Entergy Corp.	144,423	9,417,824

	Shares	Value
Exelon Corp.	527,067	$ 22,727,129
FirstEnergy Corp.	334,657	14,808,572
Great Plains Energy, Inc.	99,448	1,944,208
Hawaiian Electric Industries, Inc.	65,015	1,561,660
IDACORP, Inc. (d)	34,700	1,325,540
ITC Holdings Corp.	37,865	2,864,866
MGE Energy, Inc.	24,769	1,044,013
NextEra Energy, Inc.	335,847	19,049,242
Northeast Utilities	127,327	4,418,247
NV Energy, Inc.	199,641	2,978,644
Otter Tail Corp.	35,569	731,299
Pepco Holdings, Inc.	163,194	3,179,019
Pinnacle West Capital Corp.	78,836	3,487,705
PNM Resources, Inc.	73,635	1,101,580
Portland General Electric Co.	72,365	1,745,444
PPL Corp.	481,191	13,896,796
Progress Energy, Inc.	232,270	11,334,776
Southern Co.	671,976	27,792,927
UIL Holdings Corp.	34,739	1,179,736
Unisource Energy Corp.	31,012	1,174,114
Unitil Corp.	21,608	565,049
Westar Energy, Inc.	74,204	1,977,537
		203,442,669
Gas Utilities - 0.3%
AGL Resources, Inc. (d)	54,849	2,271,846
Atmos Energy Corp.	64,136	2,151,121
Chesapeake Utilities Corp.	11,370	463,782
Delta Natural Gas Co., Inc.	1,689	56,886
Laclede Group, Inc.	30,165	1,197,551
National Fuel Gas Co.	56,850	3,487,748
New Jersey Resources Corp.	33,122	1,560,377
Nicor, Inc.	32,068	1,782,981
Northwest Natural Gas Co. (d)	38,070	1,721,525
ONEOK, Inc.	79,000	5,601,100
Piedmont Natural Gas Co., Inc.	72,417	2,237,685
Questar Corp.	125,792	2,357,342
South Jersey Industries, Inc.	28,047	1,445,262
Southwest Gas Corp.	42,654	1,579,051
UGI Corp.	79,587	2,368,509
WGL Holdings, Inc. (d)	37,311	1,543,183
		31,825,949
Independent Power Producers & Energy Traders - 0.2%
Black Hills Corp.	42,595	1,303,407
Calpine Corp. (a)(d)	262,357	3,864,519
Constellation Energy Group, Inc.	137,591	5,295,878
Dynegy, Inc. (a)(d)	173,796	764,702
GenOn Energy, Inc. (a)	569,157	1,730,237
NRG Energy, Inc. (a)	199,909	4,685,867
Ormat Technologies, Inc. (d)	18,545	314,523
Tegal Corp. (a)	95	295
The AES Corp. (a)	637,309	6,921,176
		24,880,604
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 1.3%
Alliant Energy Corp.	77,877	$ 3,159,470
Ameren Corp.	184,517	5,583,484
Avista Corp.	50,046	1,270,167
CenterPoint Energy, Inc.	301,624	6,035,496
CH Energy Group, Inc. (d)	19,428	1,091,659
CMS Energy Corp.	173,339	3,414,778
Consolidated Edison, Inc.	232,019	13,041,788
Dominion Resources, Inc.	464,572	22,643,239
DTE Energy Co.	130,833	6,614,916
Integrys Energy Group, Inc.	56,188	2,813,333
MDU Resources Group, Inc.	150,510	3,211,883
NiSource, Inc. (d)	213,289	4,555,853
NorthWestern Energy Corp.	46,442	1,574,848
NSTAR	92,961	4,250,177
OGE Energy Corp.	71,616	3,584,381
PG&E Corp.	317,940	13,464,759
Public Service Enterprise Group, Inc.	402,604	13,740,875
SCANA Corp.	85,511	3,439,252
Sempra Energy	177,006	9,296,355
TECO Energy, Inc.	141,778	2,594,537
Vectren Corp.	57,675	1,578,565
Wisconsin Energy Corp.	177,837	5,626,763
Xcel Energy, Inc.	391,368	9,655,049
		142,241,627
Water Utilities - 0.1%
American States Water Co.	26,537	942,064
American Water Works Co., Inc.	145,521	4,333,615
Aqua America, Inc.	103,651	2,288,614
Artesian Resources Corp. Class A	6,001	109,338
California Water Service Group	52,606	993,201
Middlesex Water Co.	5,995	109,049
Pennichuck Corp.	793	22,704
SJW Corp.	11,981	279,397
York Water Co.	1,152	20,540
		9,098,522
TOTAL UTILITIES		411,489,371
TOTAL COMMON STOCKS (Cost $10,468,789,633)		10,935,001,169
Nonconvertible Bonds - 0.0%
	Principal Amount	Value
FINANCIALS - 0.0%
Capital Markets - 0.0%
GAMCO Investors, Inc. 0% 12/31/15 (Cost $22,637)	$ 22,600	$ 15,535
U.S. Treasury Obligations - 0.1%

U.S. Treasury Bills, yield at date of purchase 0.03% to 0.08% 9/29/11 to 3/8/12 (e) (Cost $16,997,706)	17,000,000	16,999,165
Money Market Funds - 9.7%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	132,590,532	132,590,532
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	939,665,155	939,665,155
TOTAL MONEY MARKET FUNDS (Cost $1,072,255,687)		1,072,255,687
TOTAL INVESTMENT PORTFOLIO - 108.3% (Cost $11,558,065,663)	12,024,271,556
NET OTHER ASSETS (LIABILITIES) - (8.3)%	(920,043,649)
NET ASSETS - 100%	$ 11,104,227,907
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
248 CME S&P 500 Index Contracts	Sept. 2011	$ 75,497,400	$ 1,485,470
1,005 CME E-mini S&P 500 Index Contracts	Sept. 2011	61,189,425	(2,580,641)
114 CME E-mini S&P Midcap 400 Index Contracts	Sept. 2011	9,968,160	(130,218)
276 NYFE Russell Mini Index Contracts	Sept. 2011	20,043,120	(296,215)
TOTAL EQUITY INDEX CONTRACTS		$ 166,698,105	$ (1,521,604)

The face value of futures purchased as a percentage of net assets is 1.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $14,529,274.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 100,788
Fidelity Securities Lending Cash Central Fund	2,317,318
Total	$ 2,418,106
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,268,299,241	$ 1,268,299,241	$ -	$ -
Consumer Staples	1,074,190,758	1,074,190,758	-	-
Energy	1,252,366,962	1,252,366,961	-	1
Financials	1,680,349,914	1,680,348,138	-	1,776
Health Care	1,294,361,854	1,294,361,854	-	-
Industrials	1,184,794,721	1,184,794,721	-	-
Information Technology	1,991,437,444	1,991,437,444	-	-
Materials	468,858,812	468,858,812	-	-
Telecommunication Services	308,852,092	308,852,092	-	-
Utilities	411,489,371	411,489,371	-	-
Corporate Bonds	15,535	-	15,535	-
U.S. Government and Government Agency Obligations	16,999,165	-	16,999,165	-
Money Market Funds	1,072,255,687	1,072,255,687	-	-
Total Investments in Securities:	$ 12,024,271,556	$ 12,007,255,079	$ 17,014,700	$ 1,777
Derivative Instruments:
Assets
Futures Contracts	$ 1,485,470	$ 1,485,470	$ -	$ -
Liabilities
Futures Contracts	$ (3,007,074)	$ (3,007,074)	$ -	$ -
Total Derivative Instruments:	$ (1,521,604)	$ (1,521,604)	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 96,127
Total Realized Gain (Loss)	(138,625)
Total Unrealized Gain (Loss)	138,894
Cost of Purchases	-
Proceeds of Sales	(83)
Amortization/Accretion	-
Transfers in to Level 3	1,590
Transfers out of Level 3	(96,126)
Ending Balance	$ 1,777
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2011	$ 218

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 1,485,470	$ (3,007,074)
Total Value of Derivatives	$ 1,485,470	$ (3,007,074)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Income Tax Information

At February 28, 2011, the Fund had a capital loss carryforward of approximately $407,168,397 of which $160,154,968, $46,727,186 and $200,286,243 will expire in fiscal 2017, 2018 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Total Market Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2011 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $914,753,669) - See accompanying schedule: Unaffiliated issuers (cost $10,485,809,976)	$ 10,952,015,869
Fidelity Central Funds (cost $1,072,255,687)	1,072,255,687
Total Investments (cost $11,558,065,663)		$ 12,024,271,556
Cash		473,636
Receivable for investments sold		17,146,556
Receivable for fund shares sold		61,481,120
Dividends receivable		23,509,448
Distributions receivable from Fidelity Central Funds		346,097
Receivable for daily variation margin on futures contracts		1,880,251
Other receivables		110,972
Total assets		12,129,219,636

Liabilities
Payable for investments purchased	$ 75,497,964
Payable for fund shares redeemed	8,969,507
Accrued management fee	622,267
Other affiliated payables	126,797
Other payables and accrued expenses	110,039
Collateral on securities loaned, at value	939,665,155
Total liabilities		1,024,991,729

Net Assets		$ 11,104,227,907
Net Assets consist of:
Paid in capital		$ 10,613,664,786
Undistributed net investment income		99,872,250
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(73,993,367)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		464,684,238
Net Assets		$ 11,104,227,907

Investor Class: Net Asset Value, offering price and redemption price per share ($5,262,703,020 ÷ 148,330,892 shares)		$ 35.48

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($4,803,863,358 ÷ 135,383,437 shares)		$ 35.48

Class F: Net Asset Value, offering price and redemption price per share ($1,037,661,529 ÷ 29,245,909 shares)		$ 35.48

Statement of Operations

Six months ended August 31, 2011 (Unaudited)
Investment Income
Dividends		$ 103,898,813
Interest		11,799
Income from Fidelity Central Funds		2,418,106
Total income		106,328,718

Expenses
Management fee	$ 4,017,617
Transfer agent fees	857,468
Independent trustees' compensation	30,823
Miscellaneous	18,023
Total expenses before reductions	4,923,931
Expense reductions	(213)	4,923,718
Net investment income (loss)		101,405,000
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Redemption in-kind with affiliated entities	393,327,878
Unaffiliated issuers	23,798,423
Foreign currency transactions	(162)
Futures contracts	(1,519,818)
Total net realized gain (loss)		415,606,321
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,424,263,717)
Assets and liabilities in foreign currencies	(370)
Futures contracts	(10,419,099)
Total change in net unrealized appreciation (depreciation)		(1,434,683,186)
Net gain (loss)		(1,019,076,865)
Net increase (decrease) in net assets resulting from operations		$ (917,671,865)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 101,405,000	$ 182,686,921
Net realized gain (loss)	415,606,321	(140,975,443)
Change in net unrealized appreciation (depreciation)	(1,434,683,186)	2,243,788,031
Net increase (decrease) in net assets resulting from operations	(917,671,865)	2,285,499,509
Distributions to shareholders from net investment income	(31,956,964)	(179,834,546)
Distributions to shareholders from net realized gain	-	(5,804,652)
Total distributions	(31,956,964)	(185,639,198)
Share transactions - net increase (decrease)	(60,082,056)	833,400,574
Redemption fees	229,924	259,786
Total increase (decrease) in net assets	(1,009,480,961)	2,933,520,671

Net Assets
Beginning of period	12,113,708,868	9,180,188,197
End of period (including undistributed net investment income of $99,872,250 and undistributed net investment income of $30,424,214, respectively)	$ 11,104,227,907	$ 12,113,708,868

Financial Highlights - Investor Class

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 H	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 38.56	$ 31.54	$ 20.60	$ 37.25	$ 39.68	$ 35.89
Income from Investment Operations
Net investment income (loss) D	.33	.61	.56	.70	.76	.68
Net realized and unrealized gain (loss)	(3.30)	7.03	10.96	(16.70)	(2.30)	3.63
Total from investment operations	(2.97)	7.64	11.52	(16.00)	(1.54)	4.31
Distributions from net investment income	(.11)	(.60)	(.57)	(.64)	(.65)	(.52)
Distributions from net realized gain	-	(.02)	(.02)	(.01)	(.24)	-
Total distributions	(.11)	(.62)	(.58) K	(.65) J	(.89)	(.52)
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 35.48	$ 38.56	$ 31.54	$ 20.60	$ 37.25	$ 39.68
Total Return B,C	(7.74)%	24.39%	56.10%	(43.32)%	(4.10)%	12.05%
Ratios to Average Net Assets E,G
Expenses before reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.75% A	1.80%	2.00%	2.23%	1.84%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,262,703	$ 6,289,666	$ 5,357,908	$ 3,358,025	$ 4,479,327	$ 3,942,368
Portfolio turnover rate F	14% A	4%	7%	3%	4%	4%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the year ended February 29. I Amount represents less than $.01 per share. J Total distributions of $.645 per share is comprised of distributions from net investment income of $.640 and distributions from net realized gain of $.005 per share. K Total distributions of $.58 per share is comprised of distributions from net investment income of $.565 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 H	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 38.56	$ 31.54	$ 20.61	$ 37.25	$ 39.68	$ 35.89
Income from Investment Operations
Net investment income (loss) D	.34	.62	.57	.72	.77	.69
Net realized and unrealized gain (loss)	(3.31)	7.03	10.95	(16.71)	(2.30)	3.63
Total from investment operations	(2.97)	7.65	11.52	(15.99)	(1.53)	4.32
Distributions from net investment income	(.11)	(.61)	(.57)	(.65)	(.66)	(.53)
Distributions from net realized gain	-	(.02)	(.02)	(.01)	(.24)	-
Total distributions	(.11)	(.63)	(.59) K	(.65) J	(.90)	(.53)
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 35.48	$ 38.56	$ 31.54	$ 20.61	$ 37.25	$ 39.68
Total Return B,C	(7.73)%	24.43%	56.07%	(43.28)%	(4.07)%	12.08%
Ratios to Average Net Assets E,G
Expenses before reductions	.07% A	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.07% A	.07%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.07% A	.07%	.07%	.07%	.07%	.07%
Net investment income (loss)	1.78% A	1.83%	2.03%	2.26%	1.87%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,803,863	$ 5,078,759	$ 3,752,204	$ 2,267,057	$ 3,565,194	$ 2,688,207
Portfolio turnover rate F	14% A	4%	7%	3%	4%	4%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the year ended February 29. I Amount represents less than $.01 per share. J Total distributions of $.654 per share is comprised of distributions from net investment income of $.649 and distributions from net realized gain of $.005 per share. K Total distributions of $.59 per share is comprised of distributions from net investment income of $.574 and distributions from net realized gain of $.015 per share.

Financial Highlights - Class F

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 38.56	$ 31.54	$ 30.10
Income from Investment Operations
Net investment income (loss) D	.33	.63	.26
Net realized and unrealized gain (loss)	(3.30)	7.02	1.67
Total from investment operations	(2.97)	7.65	1.93
Distributions from net investment income	(.11)	(.61)	(.47)
Distributions from net realized gain	-	(.02)	(.02)
Total distributions	(.11)	(.63)	(.49) J
Redemption fees added to paid in capital D,I	-	-	-
Net asset value, end of period	$ 35.48	$ 38.56	$ 31.54
Total Return B,C	(7.73)%	24.43%	6.42%
Ratios to Average Net Assets E,H
Expenses before reductions	.07% A	.07%	.07% A
Expenses net of fee waivers, if any	.07% A	.07%	.07% A
Expenses net of all reductions	.07% A	.07%	.07% A
Net investment income (loss)	1.78% A	1.83%	1.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,037,662	$ 745,283	$ 70,077
Portfolio turnover rate F	14% A	4%	7%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period September 24, 2009 (commencement of sale of shares) to February 28, 2010. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.49 per share is comprised of distributions from net investment income of $.472 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2011 (Unaudited)

1. Organization.

Spartan Total Market Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Fidelity Advantage Class and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

In May 2011, the Board of Trustees of Spartan Total Market Index Fund approved the creation of additional classes of shares. The Fund will commence sale of shares of Institutional Class and Fidelity Advantage Institutional Class in September 2011.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,337,473,250
Gross unrealized depreciation	(1,910,529,881)
Net unrealized appreciation (depreciation) on securities and other investments	$ 426,943,369
Tax cost	$ 11,597,328,187

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be February 29, 2012.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to .50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Semiannual Report

4. Derivative Instruments - continued

Futures Contracts - continued

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

During the period the Fund recognized net realized gain (loss) of $(1,519,818) and a change in net unrealized appreciation (depreciation) of $(10,419,099) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $828,024,117 and $839,863,431, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contracts. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee was based on an annual rate of .07% of average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. In addition, under expense contracts, FMR pays class-level expenses, with certain exceptions, so that total expenses do not exceed an annual rate of .10% and .07% of average net assets for Investor Class, and Fidelity Advantage Class, respectively.

In July 2011, the Board of Trustees approved an amendment to the management contract reducing the management fee from an annual rate of ..07% to .045% of the Fund's average net assets. Under the expense contracts, the total expenses will continue to be limited, with certain exceptions, to an annual rate of .10% and .07% of average net assets for Investor Class and Fidelity Advantage Class, respectively. The new management fee rate will be effective September 1, 2011.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by FMR for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC received transfer agent fees at an annual rate of .06% and .03% of average net assets for Investor Class and Fidelity Advantage Class, respectively. Under the expense contracts, the Investor Class paid transfer agent fees at an annual rate of .03% and Fidelity Advantage Class did not pay transfer agent fees during the period. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Investor Class paid transfer agent fees totaling $857,468 for the period.

Effective September 1, 2011, FIIOC will receive transfer agent fees at an annual rate of .075% and .045% of average net assets for Investor Class and Fidelity Advantage Class, respectively. Under the expense contracts, Investor Class and Fidelity Advantage Class will pay a portion of the transfer agent fees at an annual rate of .055% and .025% of average net assets, respectively.

Redemptions In-Kind. During the period, 17,755,902 shares of the Fund held by affiliated entities were redeemed for cash and securities with a value of $682,536,885. The net realized gain (loss) of $393,327,878 on securities delivered through the in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 11: Shares Transactions. The Fund recognized no gain or loss for federal income tax purposes.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $18,023 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,317,318.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $213.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2011	Year ended February 28, 2011
From net investment income
Investor Class	$ 15,378,476	$ 97,586,465
Fidelity Advantage Class	14,365,114	75,486,167
Class F	2,213,374	6,761,914
Total	$ 31,956,964	$ 179,834,546
From net realized gain
Investor Class	$ -	$ 3,374,672
Fidelity Advantage Class	-	2,380,648
Class F	-	49,332
Total	$ -	$ 5,804,652

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2011	Year ended February 28, 2011	Six months ended August 31, 2011	Year ended February 28, 2011
Investor Class
Shares sold	21,973,997	45,341,120	$ 828,326,696	$ 1,545,271,706
Reinvestment of distributions	390,397	2,771,120	15,014,683	98,744,181
Shares redeemed	(37,141,499)*	(54,866,527)	(1,415,523,014)*	(1,881,537,887)
Net increase (decrease)	(14,777,105)	(6,754,287)	$ (572,181,635)	$ (237,522,000)
Fidelity Advantage Class
Shares sold	14,083,162	35,056,659	$ 527,287,735	$ 1,218,401,959
Reinvestment of distributions	322,432	1,879,344	12,400,721	67,004,512
Shares redeemed	(10,721,074)	(24,186,728)	(401,460,908)	(811,279,711)
Net increase (decrease)	3,684,520	12,749,275	$ 138,227,548	$ 474,126,760
Class F
Shares sold	10,624,019	19,381,678	$ 400,515,742	$ 675,778,550
Reinvestment of distributions	57,550	189,593	2,213,374	6,811,246
Shares redeemed	(763,368)	(2,465,258)	(28,857,085)	(85,793,982)
Net increase (decrease)	9,918,201	17,106,013	$ 373,872,031	$ 596,795,814

* Amount includes in-kind redemptions (see Note 6: Redemptions In-Kind.)

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Spartan Total Market Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against a broad-based securities market index. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare the fund's performance. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, the cumulative total returns of Fidelity Advantage Class and Investor Class of the fund and the cumulative total returns of a broad-based securities market index ("benchmark"). (The fund did not offer Fidelity Advantage Institutional Class or Fidelity Institutional Class as of December 31, 2010.)

Spartan Total Market Index Fund

The Board noted that the investment performance of the Fidelity Advantage Class of the fund compared favorably to its benchmark for the three-and five-year periods, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 1% means that 99% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. For a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board realizes that net management fees can vary from year to year because of differences in "fund-level" non-management expenses. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses under the fund's management contract.

Semiannual Report

Spartan Total Market Index Fund

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Furthermore, the Board considered that, in July 2011, after the periods shown in the chart above, it had approved an amended and restated management contract for the fund (effective September 1, 2011) that lowered the fund's management fee from 7 basis points to 4.5 basis points. The Board also considered that it had approved an amended and restated sub-advisory contract for the fund with Geode Capital Management, LLC (Geode) that lowered the sub-advisory fees that FMR pays to Geode.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class level" expenses, such as transfer agent fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for the fund (i) oblige FMR to pay all "class-level" expenses of Investor Class of the fund and limit the total expenses of Investor Class to 10 basis points, and (ii) oblige FMR to pay all "class-level" expenses of Fidelity Advantage Class of the fund and limit the total expenses of Fidelity Advantage Class to 7 basis points. These contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2010. The Board considered that various factors, including 12b-1 fees, positive or negative performance adjustments, and relatively higher other expenses in the case of small fund size, can affect total expense ratios.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers and other key personnel and strategies for attracting and retaining non-investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) historical trends in Fidelity's realization of fall-out benefits; (vi) Fidelity's group fee structures and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and Fidelity's compliance practices with respect to performance adjustment calculations; (ix) the fee structures in place for certain other Fidelity clients; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

Fidelity Workplace Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

STI-F-SANN-1011
1.899051.101

Spartan®

500 Index

Fund -

Investor Class

Fidelity Advantage® Class

Semiannual Report

August 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Geode is a registered service mark of Geode Capital Management, LLC.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(The acting chairman's photo appears here.)

Dear Shareholder:

U.S. equities remained in a significant midyear downturn that began in May and intensified in the final week of July and the early part of August, when Standard & Poor's announced it was lowering its long-term sovereign credit rating of the United States. The historic downgrade followed a political stalemate in which Congress struggled to address the debt ceiling issue before an early-August deadline, resulting in heightened investor anxiety and volatility across major financial markets. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2011 to August 31, 2011) for Investor Class and Fidelity Advantage Class and for the entire period (May 4, 2011 to August 31, 2011) for Institutional Class and Fidelity Advantage Institutional Class.

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value August 31, 2011	Expenses Paid During Period
Investor Class	.1000%
Actual		$ 1,000.00	$ 927.50	$ .48 B
HypotheticalA		$ 1,000.00	$ 1,024.63	$ .51 C
Fidelity Advantage Class	.0700%
Actual		$ 1,000.00	$ 927.40	$ .34 B
HypotheticalA		$ 1,000.00	$ 1,024.78	$ .36 C
Institutional Class	.0500%
Actual		$ 1,000.00	$ 911.30	$ .16 B
HypotheticalA		$ 1,000.00	$ 1,024.89	$ .25 C
Fidelity Advantage Institutional Class	.0250%
Actual		$ 1,000.00	$ 911.30	$ .08 B
HypotheticalA		$ 1,000.00	$ 1,024.99	$ .13 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period) for Investor Class and Fidelity Advantage Class and multiplied by 120/366 (to reflect the period May 4, 2011 to August 31, 2011) for Institutional Class and Fidelity Advantage Institutional Class.

C Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	3.2	3.5
Apple, Inc.	3.1	2.7
International Business Machines Corp.	1.8	1.6
Chevron Corp.	1.8	1.7
Microsoft Corp.	1.7	1.6
Johnson & Johnson	1.6	1.4
Procter & Gamble Co.	1.6	1.4
General Electric Co.	1.5	1.8
AT&T, Inc.	1.5	1.4
The Coca-Cola Co.	1.4	1.2
	19.2
Market Sectors as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.4	18.5
Financials	14.0	15.9
Energy	12.2	13.0
Health Care	11.7	10.8
Consumer Staples	11.2	10.0
Consumer Discretionary	10.5	10.4
Industrials	10.4	11.0
Utilities	3.6	3.1
Materials	3.5	3.6
Telecommunication Services	3.0	2.9

Semiannual Report

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.5%
Auto Components - 0.2%
Johnson Controls, Inc.	2,402,043	$ 76,577
The Goodyear Tire & Rubber Co. (a)(d)	864,389	10,770
		87,347
Automobiles - 0.5%
Ford Motor Co. (a)	13,447,442	149,536
Harley-Davidson, Inc. (d)	836,520	32,340
		181,876
Distributors - 0.1%
Genuine Parts Co.	556,994	30,646
Diversified Consumer Services - 0.1%
Apollo Group, Inc. Class A (non-vtg.) (a)	431,155	20,189
DeVry, Inc.	216,757	9,576
H&R Block, Inc.	1,080,735	16,341
		46,106
Hotels, Restaurants & Leisure - 1.9%
Carnival Corp. unit	1,529,055	50,505
Chipotle Mexican Grill, Inc. (a)(d)	110,176	34,526
Darden Restaurants, Inc. (d)	483,030	23,234
International Game Technology	1,061,794	16,203
Marriott International, Inc. Class A (d)	1,005,159	29,431
McDonald's Corp. (d)	3,673,533	332,308
Starbucks Corp. (d)	2,653,952	102,496
Starwood Hotels & Resorts Worldwide, Inc. (d)	690,722	30,779
Wyndham Worldwide Corp.	601,819	19,547
Wynn Resorts Ltd. (d)	269,440	41,688
Yum! Brands, Inc.	1,648,333	89,620
		770,337
Household Durables - 0.3%
D.R. Horton, Inc. (d)	995,022	10,468
Fortune Brands, Inc. (d)	545,815	31,177
Harman International Industries, Inc.	247,473	8,956
Leggett & Platt, Inc.	505,922	11,226
Lennar Corp. Class A	569,179	8,367
Newell Rubbermaid, Inc.	1,030,991	14,269
PulteGroup, Inc. (a)(d)	1,192,702	5,725
Whirlpool Corp.	269,875	16,918
		107,106
Internet & Catalog Retail - 1.1%
Amazon.com, Inc. (a)	1,264,359	272,204
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Expedia, Inc.	706,519	$ 21,415
Netflix, Inc. (a)(d)	154,251	36,251
Priceline.com, Inc. (a)	175,775	94,437
		424,307
Leisure Equipment & Products - 0.1%
Hasbro, Inc. (d)	482,349	18,686
Mattel, Inc.	1,230,633	33,067
		51,753
Media - 3.1%
Cablevision Systems Corp. - NY Group Class A	814,900	14,717
CBS Corp. Class B	2,367,824	59,314
Comcast Corp. Class A	9,793,690	210,662
DIRECTV (a)	2,718,337	119,525
Discovery Communications, Inc. (a)(d)	986,258	41,699
Gannett Co., Inc.	851,248	9,832
Interpublic Group of Companies, Inc.	1,730,217	14,932
McGraw-Hill Companies, Inc.	1,078,788	45,428
News Corp. Class A	8,090,618	139,725
Omnicom Group, Inc. (d)	995,307	40,360
Scripps Networks Interactive, Inc. Class A	321,412	13,773
The Walt Disney Co. (d)	6,692,075	227,932
Time Warner Cable, Inc.	1,191,028	78,012
Time Warner, Inc.	3,791,233	120,030
Viacom, Inc. Class B (non-vtg.)	2,071,601	99,934
Washington Post Co. Class B (d)	18,252	6,493
		1,242,368
Multiline Retail - 0.7%
Big Lots, Inc. (a)(d)	266,142	9,022
Family Dollar Stores, Inc.	433,006	23,118
JCPenney Co., Inc. (d)	754,864	20,102
Kohl's Corp.	995,194	46,117
Macy's, Inc.	1,510,965	39,210
Nordstrom, Inc.	594,064	27,006
Sears Holdings Corp. (a)(d)	152,534	9,135
Target Corp.	2,439,912	126,070
		299,780
Specialty Retail - 1.8%
Abercrombie & Fitch Co. Class A	310,385	19,744
AutoNation, Inc. (a)(d)	225,145	9,091
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
AutoZone, Inc. (a)(d)	89,504	$ 27,478
Bed Bath & Beyond, Inc. (a)	882,037	50,153
Best Buy Co., Inc. (d)	1,142,290	29,231
CarMax, Inc. (a)(d)	799,624	22,477
GameStop Corp. Class A (a)(d)	500,778	11,984
Gap, Inc. (d)	1,383,633	22,858
Home Depot, Inc.	5,637,331	188,174
Limited Brands, Inc.	892,958	33,700
Lowe's Companies, Inc.	4,609,968	91,877
O'Reilly Automotive, Inc. (a)	488,127	31,670
Ross Stores, Inc.	414,082	31,688
Staples, Inc.	2,524,916	37,217
Tiffany & Co., Inc.	452,167	32,538
TJX Companies, Inc. (d)	1,367,008	74,666
Urban Outfitters, Inc. (a)(d)	440,998	11,543
		726,089
Textiles, Apparel & Luxury Goods - 0.6%
Coach, Inc.	1,039,503	58,441
NIKE, Inc. Class B	1,342,924	116,364
Ralph Lauren Corp. (d)	227,690	31,219
VF Corp.	309,858	36,272
		242,296
TOTAL CONSUMER DISCRETIONARY		4,210,011
CONSUMER STAPLES - 11.2%
Beverages - 2.6%
Brown-Forman Corp. Class B (non-vtg.)	364,958	26,186
Coca-Cola Enterprises, Inc.	1,150,742	31,783
Constellation Brands, Inc. Class A (sub. vtg.) (a)(d)	633,533	12,525
Dr Pepper Snapple Group, Inc.	783,734	30,158
Molson Coors Brewing Co. Class B	562,623	24,615
PepsiCo, Inc.	5,596,293	360,569
The Coca-Cola Co.	8,105,084	571,003
		1,056,839
Food & Staples Retailing - 2.4%
Costco Wholesale Corp.	1,546,699	121,478
CVS Caremark Corp. (d)	4,800,698	172,393
Kroger Co.	2,147,209	50,588
Safeway, Inc. (d)	1,253,688	22,980
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
SUPERVALU, Inc. (d)	751,130	$ 5,987
Sysco Corp. (d)	2,065,803	57,698
Wal-Mart Stores, Inc. (d)	6,762,013	359,807
Walgreen Co.	3,241,174	114,122
Whole Foods Market, Inc. (d)	528,794	34,916
		939,969
Food Products - 1.9%
Archer Daniels Midland Co.	2,414,767	68,773
Campbell Soup Co.	646,249	20,596
ConAgra Foods, Inc.	1,447,675	35,352
Dean Foods Co. (a)(d)	648,579	5,604
General Mills, Inc. (d)	2,260,267	85,687
H.J. Heinz Co. (d)	1,139,404	59,978
Hershey Co. (d)	542,912	31,842
Hormel Foods Corp. (d)	491,632	13,574
Kellogg Co.	886,485	48,154
Kraft Foods, Inc. Class A	6,223,745	217,956
McCormick & Co., Inc. (non-vtg.)	469,105	22,419
Mead Johnson Nutrition Co. Class A	723,475	51,548
Sara Lee Corp.	2,071,546	37,371
The J.M. Smucker Co. (d)	410,655	29,604
Tyson Foods, Inc. Class A	1,061,490	18,544
		747,002
Household Products - 2.3%
Clorox Co. (d)	472,072	32,903
Colgate-Palmolive Co.	1,730,925	155,731
Kimberly-Clark Corp.	1,390,982	96,200
Procter & Gamble Co. (d)	9,882,553	629,321
		914,155
Personal Products - 0.2%
Avon Products, Inc.	1,523,077	34,361
Estee Lauder Companies, Inc. Class A (d)	403,664	39,422
		73,783
Tobacco - 1.8%
Altria Group, Inc.	7,411,619	201,522
Lorillard, Inc.	508,786	56,689
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Philip Morris International, Inc.	6,296,443	$ 436,469
Reynolds American, Inc.	1,196,952	44,969
		739,649
TOTAL CONSUMER STAPLES		4,471,397
ENERGY - 12.2%
Energy Equipment & Services - 2.2%
Baker Hughes, Inc.	1,538,822	94,037
Cameron International Corp. (a)(d)	867,516	45,076
Diamond Offshore Drilling, Inc. (d)	246,112	15,685
FMC Technologies, Inc. (a)(d)	850,876	37,830
Halliburton Co.	3,239,595	143,741
Helmerich & Payne, Inc. (d)	378,726	21,595
Nabors Industries Ltd. (a)	1,017,414	18,761
National Oilwell Varco, Inc.	1,497,901	99,041
Noble Corp. (d)	892,791	30,141
Rowan Companies, Inc. (a)(d)	451,264	16,277
Schlumberger Ltd.	4,804,235	375,307
		897,491
Oil, Gas & Consumable Fuels - 10.0%
Alpha Natural Resources, Inc. (a)	802,085	26,525
Anadarko Petroleum Corp.	1,761,469	129,908
Apache Corp.	1,357,591	139,927
Cabot Oil & Gas Corp.	369,865	28,058
Chesapeake Energy Corp. (d)	2,328,458	75,419
Chevron Corp.	7,117,344	703,976
ConocoPhillips	5,004,510	340,657
CONSOL Energy, Inc.	802,409	36,638
Denbury Resources, Inc. (a)(d)	1,406,510	22,434
Devon Energy Corp.	1,497,628	101,584
El Paso Corp.	2,722,521	52,109
EOG Resources, Inc. (d)	950,391	87,997
EQT Corp. (d)	529,056	31,648
Exxon Mobil Corp.	17,440,766	1,291,313
Hess Corp.	1,070,556	63,527
Marathon Oil Corp.	2,521,145	67,869
Marathon Petroleum Corp.	1,260,571	46,717
Murphy Oil Corp.	684,824	36,693
Newfield Exploration Co. (a)	468,209	23,902
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Noble Energy, Inc. (d)	624,777	$ 55,205
Occidental Petroleum Corp.	2,877,978	249,636
Peabody Energy Corp. (d)	958,542	46,777
Pioneer Natural Resources Co. (d)	413,374	32,313
QEP Resources, Inc.	625,810	22,035
Range Resources Corp. (d)	568,745	36,832
Southwestern Energy Co. (a)(d)	1,231,741	46,745
Spectra Energy Corp. (d)	2,301,320	59,765
Sunoco, Inc. (d)	428,778	16,354
Tesoro Corp. (a)(d)	509,017	12,247
Valero Energy Corp.	2,018,965	45,871
Williams Companies, Inc.	2,082,326	56,202
		3,986,883
TOTAL ENERGY		4,884,374
FINANCIALS - 14.0%
Capital Markets - 2.0%
Ameriprise Financial, Inc.	857,809	39,202
Bank of New York Mellon Corp.	4,396,314	90,872
BlackRock, Inc. Class A	355,069	58,498
Charles Schwab Corp.	3,718,386	45,848
E*TRADE Financial Corp. (a)	891,251	11,016
Federated Investors, Inc. Class B (non-vtg.) (d)	329,627	5,838
Franklin Resources, Inc. (d)	510,599	61,231
Goldman Sachs Group, Inc.	1,833,037	213,036
Invesco Ltd.	1,635,962	29,938
Janus Capital Group, Inc. (d)	659,233	4,812
Legg Mason, Inc. (d)	526,740	14,996
Morgan Stanley	5,261,857	92,082
Northern Trust Corp.	856,102	32,900
State Street Corp.	1,784,546	63,387
T. Rowe Price Group, Inc. (d)	919,643	49,183
		812,839
Commercial Banks - 2.5%
BB&T Corp. (d)	2,465,837	54,964
Comerica, Inc.	711,306	18,202
Fifth Third Bancorp	3,252,749	34,544
First Horizon National Corp.	932,335	6,564
Huntington Bancshares, Inc.	3,056,856	15,376
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
KeyCorp	3,366,349	$ 22,353
M&T Bank Corp.	444,296	33,798
PNC Financial Services Group, Inc.	1,863,300	93,426
Regions Financial Corp.	4,448,514	20,196
SunTrust Banks, Inc.	1,900,851	37,827
U.S. Bancorp	6,821,287	158,322
Wells Fargo & Co.	18,726,011	488,749
Zions Bancorporation	650,831	11,350
		995,671
Consumer Finance - 0.8%
American Express Co. (d)	3,702,908	184,072
Capital One Financial Corp.	1,625,494	74,854
Discover Financial Services	1,931,288	48,591
SLM Corp.	1,867,331	25,638
		333,155
Diversified Financial Services - 3.3%
Bank of America Corp.	35,875,671	293,104
Citigroup, Inc.	10,340,516	321,073
CME Group, Inc.	237,432	63,423
IntercontinentalExchange, Inc. (a)(d)	260,308	30,703
JPMorgan Chase & Co.	14,068,798	528,424
Leucadia National Corp.	701,350	20,781
Moody's Corp. (d)	701,675	21,633
NYSE Euronext	926,905	25,286
The NASDAQ Stock Market, Inc. (a)(d)	531,690	12,596
		1,317,023
Insurance - 3.5%
ACE Ltd.	1,194,569	77,145
AFLAC, Inc.	1,655,905	62,461
Allstate Corp.	1,851,539	48,566
American International Group, Inc. (a)(d)	1,544,547	39,123
Aon Corp.	1,170,278	54,687
Assurant, Inc.	341,682	12,017
Berkshire Hathaway, Inc. Class B (a)(d)	6,129,518	447,455
Cincinnati Financial Corp. (d)	577,110	16,113
Genworth Financial, Inc. Class A (a)(d)	1,736,827	12,001
Hartford Financial Services Group, Inc.	1,576,489	30,174
Lincoln National Corp.	1,109,831	23,029
Loews Corp.	1,100,048	41,384
Marsh & McLennan Companies, Inc.	1,939,311	57,636
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
MetLife, Inc. (d)	3,742,441	$ 125,746
Principal Financial Group, Inc.	1,137,627	28,850
Progressive Corp.	2,314,420	44,391
Prudential Financial, Inc.	1,727,760	86,751
The Chubb Corp.	1,035,753	64,103
The Travelers Companies, Inc.	1,483,013	74,833
Torchmark Corp. (d)	372,053	14,216
Unum Group (d)	1,089,756	25,653
XL Group PLC Class A	1,162,397	24,189
		1,410,523
Real Estate Investment Trusts - 1.8%
Apartment Investment & Management Co. Class A	423,124	11,242
AvalonBay Communities, Inc. (d)	327,202	44,624
Boston Properties, Inc. (d)	515,481	53,760
Equity Residential (SBI) (d)	1,043,206	63,823
HCP, Inc. (d)	1,437,535	53,591
Health Care REIT, Inc. (d)	625,806	31,891
Host Hotels & Resorts, Inc. (d)	2,429,389	28,740
Kimco Realty Corp. (d)	1,440,732	25,501
Plum Creek Timber Co., Inc.	573,323	21,769
Prologis, Inc.	1,608,339	43,795
Public Storage	495,385	61,294
Simon Property Group, Inc. (d)	1,038,437	122,016
Ventas, Inc.	1,017,985	54,442
Vornado Realty Trust (d)	580,547	49,875
Weyerhaeuser Co.	1,906,848	34,380
		700,743
Real Estate Management & Development - 0.0%
CB Richard Ellis Group, Inc. Class A (a)	1,033,395	15,666
Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc. (d)	1,864,770	11,580
People's United Financial, Inc.	1,333,222	15,665
		27,245
TOTAL FINANCIALS		5,612,865
HEALTH CARE - 11.7%
Biotechnology - 1.2%
Amgen, Inc.	3,291,705	182,377
Biogen Idec, Inc. (a)	855,496	80,588
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Celgene Corp. (a)	1,638,543	$ 97,444
Cephalon, Inc. (a)(d)	272,342	21,962
Gilead Sciences, Inc. (a)	2,786,558	111,142
		493,513
Health Care Equipment & Supplies - 1.9%
Baxter International, Inc.	2,019,419	113,047
Becton, Dickinson & Co.	774,489	63,028
Boston Scientific Corp. (a)	5,410,600	36,684
C. R. Bard, Inc. (d)	303,261	28,889
CareFusion Corp. (a)	791,076	20,259
Covidien PLC	1,755,139	91,583
DENTSPLY International, Inc. (d)	498,413	17,544
Edwards Lifesciences Corp. (a)(d)	406,020	30,634
Intuitive Surgical, Inc. (a)(d)	139,098	53,045
Medtronic, Inc. (d)	3,786,120	132,779
St. Jude Medical, Inc.	1,164,290	53,022
Stryker Corp. (d)	1,181,404	57,700
Varian Medical Systems, Inc. (a)(d)	414,910	23,633
Zimmer Holdings, Inc. (a)(d)	679,636	38,664
		760,511
Health Care Providers & Services - 2.1%
Aetna, Inc.	1,343,616	53,785
AmerisourceBergen Corp.	969,965	38,391
Cardinal Health, Inc. (d)	1,241,248	52,753
CIGNA Corp.	957,948	44,774
Coventry Health Care, Inc. (a)	524,783	17,255
DaVita, Inc. (a)(d)	338,116	24,879
Express Scripts, Inc. (a)	1,728,486	81,135
Humana, Inc.	596,198	46,289
Laboratory Corp. of America Holdings (a)(d)	354,757	29,633
McKesson Corp.	892,629	71,348
Medco Health Solutions, Inc. (a)	1,415,485	76,634
Patterson Companies, Inc. (d)	339,332	9,915
Quest Diagnostics, Inc. (d)	557,092	27,894
Tenet Healthcare Corp. (a)(d)	1,733,258	9,152
UnitedHealth Group, Inc.	3,835,903	182,282
WellPoint, Inc.	1,299,938	82,286
		848,405
Health Care Technology - 0.1%
Cerner Corp. (a)(d)	512,176	33,783
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc. (a)	1,232,250	$ 45,433
Life Technologies Corp. (a)(d)	632,919	26,583
PerkinElmer, Inc.	399,233	9,130
Thermo Fisher Scientific, Inc. (a)	1,356,925	74,536
Waters Corp. (a)(d)	324,447	25,914
		181,596
Pharmaceuticals - 5.9%
Abbott Laboratories	5,502,926	288,959
Allergan, Inc.	1,079,082	88,280
Bristol-Myers Squibb Co.	6,040,037	179,691
Eli Lilly & Co.	3,606,861	135,293
Forest Laboratories, Inc. (a)	1,013,159	34,691
Hospira, Inc. (a)(d)	594,006	27,443
Johnson & Johnson	9,704,994	638,589
Merck & Co., Inc.	10,928,029	361,936
Mylan, Inc. (a)(d)	1,555,164	32,285
Pfizer, Inc.	27,973,884	530,944
Watson Pharmaceuticals, Inc. (a)(d)	447,797	30,056
		2,348,167
TOTAL HEALTH CARE		4,665,975
INDUSTRIALS - 10.4%
Aerospace & Defense - 2.6%
General Dynamics Corp.	1,317,064	84,397
Goodrich Corp.	442,105	39,427
Honeywell International, Inc.	2,786,395	133,218
ITT Corp.	651,804	30,856
L-3 Communications Holdings, Inc. (d)	375,746	25,483
Lockheed Martin Corp.	1,008,279	74,804
Northrop Grumman Corp.	984,459	53,771
Precision Castparts Corp.	509,392	83,464
Raytheon Co.	1,261,053	54,515
Rockwell Collins, Inc. (d)	545,423	27,522
Textron, Inc.	977,740	16,494
The Boeing Co.	2,613,856	174,762
United Technologies Corp.	3,240,478	240,605
		1,039,318
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	577,008	40,679
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - continued
Expeditors International of Washington, Inc. (d)	751,894	$ 34,211
FedEx Corp.	1,117,584	87,976
United Parcel Service, Inc. Class B	3,491,683	235,305
		398,171
Airlines - 0.1%
Southwest Airlines Co.	2,802,986	24,162
Building Products - 0.0%
Masco Corp. (d)	1,267,850	11,246
Commercial Services & Supplies - 0.5%
Avery Dennison Corp.	374,078	10,889
Cintas Corp. (d)	398,840	12,755
Iron Mountain, Inc. (d)	710,542	23,121
Pitney Bowes, Inc. (d)	721,740	14,659
R.R. Donnelley & Sons Co. (d)	664,054	10,127
Republic Services, Inc. (d)	1,074,186	32,612
Stericycle, Inc. (a)(d)	303,947	26,659
Waste Management, Inc.	1,678,901	55,471
		186,293
Construction & Engineering - 0.2%
Fluor Corp.	617,043	37,467
Jacobs Engineering Group, Inc. (a)(d)	448,974	16,720
Quanta Services, Inc. (a)(d)	765,036	14,681
		68,868
Electrical Equipment - 0.5%
Emerson Electric Co.	2,661,285	123,883
Rockwell Automation, Inc.	510,921	32,765
Roper Industries, Inc. (d)	339,524	26,126
		182,774
Industrial Conglomerates - 2.4%
3M Co.	2,515,792	208,760
Danaher Corp.	1,927,889	88,317
General Electric Co.	37,548,495	612,416
Tyco International Ltd.	1,660,286	69,035
		978,528
Machinery - 2.0%
Caterpillar, Inc. (d)	2,281,677	207,633
Cummins, Inc.	694,796	64,560
Deere & Co. (d)	1,485,976	120,097
Dover Corp.	660,581	37,997
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Eaton Corp.	1,208,016	$ 51,884
Flowserve Corp. (d)	197,659	18,647
Illinois Tool Works, Inc. (d)	1,770,419	82,395
Ingersoll-Rand Co. Ltd.	1,172,833	39,302
Joy Global, Inc.	371,892	31,034
PACCAR, Inc. (d)	1,293,939	48,691
Pall Corp. (d)	411,122	21,021
Parker Hannifin Corp.	574,179	42,162
Snap-On, Inc.	206,046	10,902
Stanley Black & Decker, Inc.	595,204	36,891
		813,216
Professional Services - 0.1%
Dun & Bradstreet Corp.	174,921	11,700
Equifax, Inc.	435,732	14,087
Robert Half International, Inc. (d)	519,853	12,435
		38,222
Road & Rail - 0.8%
CSX Corp.	3,904,329	85,661
Norfolk Southern Corp.	1,250,562	84,638
Ryder System, Inc.	181,779	8,558
Union Pacific Corp.	1,736,685	160,070
		338,927
Trading Companies & Distributors - 0.2%
Fastenal Co. (d)	1,043,957	34,952
W.W. Grainger, Inc. (d)	206,013	31,747
		66,699
TOTAL INDUSTRIALS		4,146,424
INFORMATION TECHNOLOGY - 18.4%
Communications Equipment - 2.0%
Cisco Systems, Inc.	19,473,360	305,342
F5 Networks, Inc. (a)(d)	287,173	23,439
Harris Corp.	450,347	18,172
JDS Uniphase Corp. (a)(d)	803,621	10,423
Juniper Networks, Inc. (a)	1,887,326	39,502
Motorola Mobility Holdings, Inc.	1,044,391	39,394
Motorola Solutions, Inc.	1,202,104	50,597
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
QUALCOMM, Inc.	5,910,964	$ 304,178
Tellabs, Inc. (d)	1,286,243	5,248
		796,295
Computers & Peripherals - 4.5%
Apple, Inc. (a)	3,274,087	1,259,967
Dell, Inc. (a)(d)	5,812,914	86,409
EMC Corp. (a)(d)	7,284,802	164,564
Hewlett-Packard Co.	7,343,532	191,152
Lexmark International, Inc. Class A (a)(d)	280,505	8,965
NetApp, Inc. (a)(d)	1,302,448	48,998
SanDisk Corp. (a)	843,954	30,931
Western Digital Corp. (a)	822,817	24,265
		1,815,251
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	623,675	29,300
Corning, Inc.	5,558,239	83,540
FLIR Systems, Inc. (d)	565,357	14,626
Jabil Circuit, Inc.	696,278	11,732
Molex, Inc. (d)	492,275	10,756
		149,954
Internet Software & Services - 1.8%
Akamai Technologies, Inc. (a)	661,034	14,503
eBay, Inc. (a)	4,043,776	124,831
Google, Inc. Class A (a)	889,927	481,415
Monster Worldwide, Inc. (a)(d)	457,853	4,322
VeriSign, Inc. (d)	596,474	18,580
Yahoo!, Inc. (a)(d)	4,613,051	62,761
		706,412
IT Services - 3.7%
Accenture PLC Class A (d)	2,298,777	123,191
Automatic Data Processing, Inc.	1,769,202	88,513
Cognizant Technology Solutions Corp. Class A (a)	1,077,194	68,348
Computer Sciences Corp.	549,095	16,835
Fidelity National Information Services, Inc.	952,726	26,848
Fiserv, Inc. (a)	508,453	28,387
International Business Machines Corp. (d)	4,288,244	737,192
MasterCard, Inc. Class A	333,364	109,913
Paychex, Inc. (d)	1,140,203	30,763
SAIC, Inc. (a)(d)	987,913	14,819
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Teradata Corp. (a)(d)	597,635	$ 31,292
The Western Union Co.	2,238,525	36,980
Total System Services, Inc. (d)	572,950	10,399
Visa, Inc. Class A (d)	1,695,851	149,031
		1,472,511
Office Electronics - 0.1%
Xerox Corp. (d)	4,960,886	41,175
Semiconductors & Semiconductor Equipment - 2.3%
Advanced Micro Devices, Inc. (a)(d)	2,044,766	13,966
Altera Corp.	1,140,831	41,515
Analog Devices, Inc.	1,060,852	35,029
Applied Materials, Inc.	4,667,253	52,833
Broadcom Corp. Class A	1,689,271	60,223
First Solar, Inc. (a)(d)	192,183	19,214
Intel Corp.	18,771,687	377,874
KLA-Tencor Corp. (d)	594,459	21,805
Linear Technology Corp. (d)	806,290	23,084
LSI Corp. (a)(d)	2,028,266	13,812
MEMC Electronic Materials, Inc. (a)(d)	815,776	5,694
Microchip Technology, Inc. (d)	674,393	22,134
Micron Technology, Inc. (a)(d)	3,049,302	18,021
National Semiconductor Corp.	896,711	22,328
Novellus Systems, Inc. (a)(d)	246,524	6,895
NVIDIA Corp. (a)(d)	2,125,315	28,288
Teradyne, Inc. (a)(d)	656,545	7,944
Texas Instruments, Inc.	4,111,109	107,752
Xilinx, Inc. (d)	940,444	29,285
		907,696
Software - 3.6%
Adobe Systems, Inc. (a)	1,786,032	45,079
Autodesk, Inc. (a)	817,691	23,059
BMC Software, Inc. (a)	626,164	25,429
CA, Inc. (d)	1,343,903	28,209
Citrix Systems, Inc. (a)	665,595	40,222
Compuware Corp. (a)(d)	772,712	6,537
Electronic Arts, Inc. (a)(d)	1,177,029	26,577
Intuit, Inc.	968,679	47,785
Microsoft Corp.	26,273,403	698,873
Oracle Corp.	13,795,870	387,250
Red Hat, Inc. (a)	683,400	27,022
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
salesforce.com, Inc. (a)(d)	426,665	$ 54,933
Symantec Corp. (a)	2,674,986	45,876
		1,456,851
TOTAL INFORMATION TECHNOLOGY		7,346,145
MATERIALS - 3.5%
Chemicals - 2.1%
Air Products & Chemicals, Inc.	750,220	61,421
Airgas, Inc.	247,354	16,048
CF Industries Holdings, Inc.	253,085	46,269
Dow Chemical Co.	4,162,131	118,413
E.I. du Pont de Nemours & Co. (d)	3,288,079	158,716
Eastman Chemical Co.	251,542	20,810
Ecolab, Inc.	821,373	44,026
FMC Corp.	253,995	19,286
International Flavors & Fragrances, Inc. (d)	284,603	16,513
Monsanto Co.	1,897,628	130,803
PPG Industries, Inc. (d)	559,936	42,885
Praxair, Inc.	1,076,560	106,030
Sherwin-Williams Co.	312,856	23,696
Sigma Aldrich Corp.	431,238	27,767
		832,683
Construction Materials - 0.0%
Vulcan Materials Co. (d)	457,101	16,012
Containers & Packaging - 0.1%
Ball Corp.	594,675	21,361
Bemis Co., Inc. (d)	372,934	11,583
Owens-Illinois, Inc. (a)	580,662	10,998
Sealed Air Corp.	567,024	10,445
		54,387
Metals & Mining - 1.1%
AK Steel Holding Corp. (d)	390,364	3,509
Alcoa, Inc.	3,766,073	48,243
Allegheny Technologies, Inc. (d)	375,739	18,832
Cliffs Natural Resources, Inc.	512,128	42,430
Freeport-McMoRan Copper & Gold, Inc.	3,353,960	158,106
Newmont Mining Corp.	1,747,905	109,454
Nucor Corp. (d)	1,119,015	40,374
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Titanium Metals Corp.	318,953	$ 5,113
United States Steel Corp. (d)	509,010	15,331
		441,392
Paper & Forest Products - 0.2%
International Paper Co.	1,548,097	42,031
MeadWestvaco Corp.	600,774	16,533
		58,564
TOTAL MATERIALS		1,403,038
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 2.7%
AT&T, Inc.	20,966,792	597,134
CenturyLink, Inc.	2,176,684	78,687
Frontier Communications Corp.	3,523,564	26,391
Verizon Communications, Inc.	10,016,326	362,291
Windstream Corp. (d)	1,805,547	22,930
		1,087,433
Wireless Telecommunication Services - 0.3%
American Tower Corp. Class A (a)	1,404,268	75,634
MetroPCS Communications, Inc. (a)	939,941	10,490
Sprint Nextel Corp. (a)(d)	10,592,074	39,826
		125,950
TOTAL TELECOMMUNICATION SERVICES		1,213,383
UTILITIES - 3.6%
Electric Utilities - 1.9%
American Electric Power Co., Inc.	1,705,777	65,894
Duke Energy Corp. (d)	4,713,570	89,134
Edison International	1,153,532	42,900
Entergy Corp.	630,094	41,088
Exelon Corp.	2,345,176	101,124
FirstEnergy Corp. (d)	1,480,690	65,521
NextEra Energy, Inc.	1,493,946	84,737
Northeast Utilities	625,877	21,718
Pepco Holdings, Inc.	799,337	15,571
Pinnacle West Capital Corp. (d)	385,973	17,075
PPL Corp.	2,043,398	59,013
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Progress Energy, Inc.	1,042,771	$ 50,887
Southern Co.	3,006,312	124,341
		779,003
Gas Utilities - 0.1%
Nicor, Inc. (d)	161,252	8,966
ONEOK, Inc. (d)	379,258	26,889
		35,855
Independent Power Producers & Energy Traders - 0.2%
Constellation Energy Group, Inc.	710,587	27,350
NRG Energy, Inc. (a)(d)	853,574	20,008
The AES Corp. (a)	2,325,702	25,257
		72,615
Multi-Utilities - 1.4%
Ameren Corp.	853,786	25,836
CenterPoint Energy, Inc.	1,506,164	30,138
CMS Energy Corp. (d)	893,454	17,601
Consolidated Edison, Inc. (d)	1,035,870	58,226
Dominion Resources, Inc.	2,038,608	99,362
DTE Energy Co.	599,569	30,314
Integrys Energy Group, Inc.	275,645	13,802
NiSource, Inc. (d)	989,851	21,143
PG&E Corp.	1,408,939	59,669
Public Service Enterprise Group, Inc.	1,791,152	61,132
SCANA Corp.	404,682	16,276
Sempra Energy (d)	847,754	44,524
TECO Energy, Inc. (d)	760,983	13,926
Wisconsin Energy Corp. (d)	827,576	26,185
Xcel Energy, Inc. (d)	1,714,221	42,290
		560,424
TOTAL UTILITIES		1,447,897
TOTAL COMMON STOCKS (Cost $30,335,401)		39,401,509
U.S. Treasury Obligations - 0.1%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.1% 11/3/11 to 3/8/12 (e) (Cost $42,491)	$ 42,500	$ 42,497
Money Market Funds - 9.2%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	457,925,500	457,926
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	3,218,200,621	3,218,201
TOTAL MONEY MARKET FUNDS (Cost $3,676,127)		3,676,127
TOTAL INVESTMENT PORTFOLIO - 107.8% (Cost $34,054,019)		43,120,133
NET OTHER ASSETS (LIABILITIES) - (7.8)%		(3,118,378)
NET ASSETS - 100%		$ 40,001,755
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
198 CME E-mini S&P 500 Index Contracts	Sept. 2011	$ 12,055	$ (523)
1,927 CME S&P 500 Index Contracts	Sept. 2011	586,627	(4,847)
TOTAL EQUITY INDEX CONTRACTS		$ 598,682	$ (5,370)
The face value of futures purchased as a percentage of net assets is 1.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $36,498,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 200
Fidelity Securities Lending Cash Central Fund	2,807
Total	$ 3,007
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,210,011	$ 4,210,011	$ -	$ -
Consumer Staples	4,471,397	4,471,397	-	-
Energy	4,884,374	4,884,374	-	-
Financials	5,612,865	5,612,865	-	-
Health Care	4,665,975	4,665,975	-	-
Industrials	4,146,424	4,146,424	-	-
Information Technology	7,346,145	7,346,145	-	-
Materials	1,403,038	1,403,038	-	-
Telecommunication Services	1,213,383	1,213,383	-	-
Utilities	1,447,897	1,447,897	-	-
U.S. Government and Government Agency Obligations	42,497	-	42,497	-
Money Market Funds	3,676,127	3,676,127	-	-
Total Investments in Securities:	$ 43,120,133	$ 43,077,636	$ 42,497	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (5,370)	$ (5,370)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value (000s)
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (5,370)
Total Value of Derivatives	$ -	$ (5,370)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Income Tax Information

At February 28, 2011, the Fund had a capital loss carryforward of approximately $2,176,517,000 of which $529,693,000, $854,750,000 and $792,074,000 will expire in fiscal 2016, 2017 and 2019, respectively. A capital loss carryforward of approximately $738,737,000 was acquired from the former Spartan 500 Index Fund in the January 2010 merger, of which $532,411,000 and $206,326,000 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,162,943) - See accompanying schedule: Unaffiliated issuers (cost $30,377,892)	$ 39,444,006
Fidelity Central Funds (cost $3,676,127)	3,676,127
Total Investments (cost $34,054,019)		$ 43,120,133
Segregated cash with broker for futures contracts		4,759
Receivable for investments sold		790
Receivable for fund shares sold		41,413
Dividends receivable		99,546
Distributions receivable from Fidelity Central Funds		449
Receivable for daily variation margin on futures contracts		6,367
Other receivables		1,327
Total assets		43,274,784

Liabilities
Payable for investments purchased	$ 9,515
Payable for fund shares redeemed	41,794
Accrued management fee	810
Other affiliated payables	1,750
Other payables and accrued expenses	959
Collateral on securities loaned, at value	3,218,201
Total liabilities		3,273,029

Net Assets		$ 40,001,755
Net Assets consist of:
Paid in capital		$ 33,422,291
Undistributed net investment income		144,057
Accumulated undistributed net realized gain (loss) on investments		(2,625,337)
Net unrealized appreciation (depreciation) on investments		9,060,744
Net Assets		$ 40,001,755

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2011 (Unaudited)

Investor Class: Net Asset Value, offering price and redemption price per share ($17,653,209 ÷ 407,812 shares)	$ 43.29

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($11,770,993 ÷ 271,911 shares)	$ 43.29

Institutional Class: Net Asset Value, offering price and redemption price per share ($9,946,652 ÷ 229,758 shares)	$ 43.29

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($630,901 ÷ 14,573 shares)	$ 43.29

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended August 31, 2011 (Unaudited)

Investment Income
Dividends		$ 422,950
Interest		30
Income from Fidelity Central Funds		3,007
Total income		425,987

Expenses
Management fee	$ 5,310
Transfer agent fees	12,933
Independent trustees' compensation	115
Interest	1
Miscellaneous	64
Total expenses before reductions	18,423
Expense reductions	-
Net investment income (loss)		407,564
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(144,414)
Futures contracts	2,767
Total net realized gain (loss)		(141,647)
Change in net unrealized appreciation (depreciation) on: Investment securities	(3,370,393)
Futures contracts	(30,418)
Total change in net unrealized appreciation (depreciation)		(3,400,811)
Net gain (loss)		(3,542,458)
Net increase (decrease) in net assets resulting from operations		$ (3,134,894)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 407,564	$ 746,160
Net realized gain (loss)	(141,647)	21,128
Change in net unrealized appreciation (depreciation)	(3,400,811)	7,199,174
Net increase (decrease) in net assets resulting from operations	(3,134,894)	7,966,462
Distributions to shareholders from net investment income	(390,661)	(728,488)
Share transactions - net increase (decrease)	51,758	115,947
Total increase (decrease) in net assets	(3,473,797)	7,353,921

Net Assets
Beginning of period	43,475,552	36,121,631
End of period (including undistributed net investment income of $144,057 and undistributed net investment income of $127,154, respectively)	$ 40,001,755	$ 43,475,552

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 I	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 47.09	$ 39.19	$ 26.10	$ 47.20	$ 49.94	$ 45.45
Income from Investment Operations
Net investment income (loss) D	.44	.81	.75	.95	.99	.88
Net realized and unrealized gain (loss)	(3.82)	7.88	13.12	(21.09)	(2.71)	4.47
Total from investment operations	(3.38)	8.69	13.87	(20.14)	(1.72)	5.35
Distributions from net investment income	(.42)	(.79)	(.78)	(.96)	(.97)	(.86)
Distributions from net realized gain	-	-	-	-	(.05)	-
Total distributions	(.42)	(.79)	(.78)	(.96)	(1.02)	(.86)
Net asset value, end of period	$ 43.29	$ 47.09	$ 39.19	$ 26.10	$ 47.20	$ 49.94
Total Return B,C	(7.25)%	22.47%	53.68%	(43.35)%	(3.66)%	11.90%
Ratios to Average Net Assets E,G
Expenses before reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10% A	.10%	.10%	.10%	.09%	.09%
Net investment income (loss)	1.89% A	1.94%	2.14%	2.36%	1.90%	1.87%
Supplemental Data
Net assets, end of period (in millions)	$ 17,653	$ 27,881	$ 23,666	$ 11,363	$ 20,102	$ 22,206
Portfolio turnover rate F	4% A,H	4%	11% H	8%	7%	7%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

I For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 I	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 47.10	$ 39.19	$ 26.11	$ 47.20	$ 49.94	$ 45.45
Income from Investment Operations
Net investment income (loss) D	.44	.82	.77	.96	1.00	.90
Net realized and unrealized gain (loss)	(3.82)	7.89	13.10	(21.08)	(2.70)	4.46
Total from investment operations	(3.38)	8.71	13.87	(20.12)	(1.70)	5.36
Distributions from net investment income	(.43)	(.80)	(.79)	(.97)	(.99)	(.87)
Distributions from net realized gain	-	-	-	-	(.05)	-
Total distributions	(.43)	(.80)	(.79)	(.97)	(1.04)	(.87)
Net asset value, end of period	$ 43.29	$ 47.10	$ 39.19	$ 26.11	$ 47.20	$ 49.94
Total Return B,C	(7.26)%	22.53%	53.67%	(43.31)%	(3.63)%	11.93%
Ratios to Average Net Assets E,G
Expenses before reductions	.07% A	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.07% A	.07%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.07% A	.07%	.07%	.07%	.06%	.06%
Net investment income (loss)	1.92% A	1.97%	2.17%	2.39%	1.92%	1.89%
Supplemental Data
Net assets, end of period (in millions)	$ 11,771	$ 15,595	$ 12,455	$ 3,667	$ 6,304	$ 5,088
Portfolio turnover rate F	4% A,H	4%	11% H	8%	7%	7%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

I For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Period ended August 31, 2011 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 47.74
Income from Investment Operations
Net investment income (loss) D	.30
Net realized and unrealized gain (loss)	(4.51)
Total from investment operations	(4.21)
Distributions from net investment income	(.24)
Net asset value, end of period	$ 43.29
Total Return B,C	(8.87)%
Ratios to Average Net Assets E,H
Expenses before reductions	.05% A
Expenses net of fee waivers, if any	.05% A
Expenses net of all reductions	.05% A
Net investment income (loss)	2.16% A
Supplemental Data
Net assets, end of period (in millions)	$ 9,947
Portfolio turnover rate F	4% A,I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Institutional Class

Period ended August 31, 2011 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 47.74
Income from Investment Operations
Net investment income (loss) D	.31
Net realized and unrealized gain (loss)	(4.52)
Total from investment operations	(4.21)
Distributions from net investment income	(.24)
Net asset value, end of period	$ 43.29
Total Return B,C	(8.87)%
Ratios to Average Net Assets E,H
Expenses before reductions	.03% A,J
Expenses net of fee waivers, if any	.03% A,J
Expenses net of all reductions	.03% A,J
Net investment income (loss)	2.35% A
Supplemental Data
Net assets, end of period (in millions)	$ 631
Portfolio turnover rate F	4% A,I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents .025%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Spartan 500 Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Institutional Class and Fidelity Advantage Institutional Class shares on May 4, 2011. The Fund offers Investor Class, Fidelity Advantage Class, Institutional Class, and Fidelity Advantage Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

(ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount, foreign currency transactions, redemptions in kind, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 14,369,347
Gross unrealized depreciation	(5,394,442)
Net unrealized appreciation (depreciation) on securities and other investments	8,974,905

Tax cost	$ 34,145,228

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be February 29, 2012.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

During the period the Fund recognized net realized gain (loss) of $2,767 and a change in net unrealized appreciation (depreciation) of $(30,418) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $918,499 and $1,312,380, respectively.

Securities delivered through in-kind redemptions aggregated $28,381. Realized gain (loss) of $20,760 on securities delivered through in-kind redemptions is included in the accompanying Statement of Operations as realized gain or loss on investment securities and is not taxable to the Fund.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .025% of average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. In addition, under expense contracts, FMR pays class-level expenses of Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class so that total expenses do not exceed an annual rate of .10%, .07%, .05%, and .025% of the class's average net assets, respectively, with certain exceptions.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives transfer agent fees at an annual rate of .075%, .045%, .035% and ..015% of average net assets for Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. Under the expense contracts, Institutional Class pays a portion of the transfer agent fees at an annual rate of .025% of average net assets and Fidelity Advantage Institutional Class does not pay transfer agent fees. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$ 9,244
Fidelity Advantage Class	3,316
Institutional Class	373
$ 12,933

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 23,828.37%		$ 1

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $64 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,807.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee sixty nine dollars.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2011 A	Year ended February 28, 2011
From net investment income
Investor Class	$ 231,808	$ 471,739
Fidelity Advantage Class	139,797	256,749
Institutional Class	19,055	-
Fidelity Advantage Institutional Class	1	-
Total	$ 390,661	$ 728,488

A Distributions for Institutional Class and Fidelity Advantage Institutional Class are for the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2011A	Year ended February 28, 2011	Six months ended August 31, 2011 A	Year ended February 28, 2011
Investor Class
Shares sold	53,594	121,986	$ 2,457,434	$ 5,163,968
Reinvestment of distributions	4,809	11,222	228,123	463,897
Shares redeemed	(242,631)	(145,105)	(11,049,911)	(6,039,234)
Net increase (decrease)	(184,228)	(11,897)	$ (8,364,354)	$ (411,369)
Fidelity Advantage Class
Shares sold	34,203	67,796	$ 1,557,771	$ 2,795,107
Issued in exchange for shares of Congress Street	983	-	45,955	-
Issued in exchange for shares of Exchange	3,818	-	178,445	-
Reinvestment of distributions	2,703	5,731	128,263	237,051
Shares redeemed	(100,918)	(60,230)	(4,568,690)	(2,504,842)
Net increase (decrease)	(59,211)	13,297	$ (2,658,256)	$ 527,316
Institutional Class
Shares sold	238,057	-	$ 10,785,838	$ -
Reinvestment of distributions	400	-	19,055	-
Shares redeemed	(8,699)	-	(383,960)	-
Net increase (decrease)	229,758	-	$ 10,420,933	$ -

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended August 31, 2011A	Year ended February 28, 2011	Six months ended August 31, 2011 A	Year ended February 28, 2011
Fidelity Advantage Institutional Class
Shares sold	15,099	-	$ 676,709	$ -
Reinvestment of distributions	-B	-	1	-
Shares redeemed	(526)	-	(23,275)	-
Net increase (decrease)	14,573	-	$ 653,435	$ -

A Share transactions for Institutional Class and Fidelity Advantage Institutional Class are for the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

B Amount represents less than 1,000.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Merger Information.

On April 15, 2011 the Fund acquired all of the assets and assumed all of the liabilities of the Fidelity Congress Street Fund and Fidelity Exchange Fund ("Target Funds") pursuant to an agreement and plan of reorganization approved by the Board of Trustees on October 13, 2010. The reorganization provides shareholders of the Target Funds access to a larger more diversified portfolio with similar investment strategies and lower expenses. The acquisition was accomplished by an exchange of 4,801 shares then outstanding of Fidelity Advantage Class of the Fund for 99 shares then outstanding (valued at $465.09 per share) of Fidelity Congress Street Fund, and 551 shares then outstanding (valued at $323.88 per share) of Fidelity Exchange Fund. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Fidelity Congress Street Fund's net assets, including securities of $45,976 with unrealized appreciation of $32,369, and net other liabilities of $21, and Fidelity Exchange Fund's net assets, including securities of $178,427 with unrealized appreciation of $150,195, and net other assets of $18, were combined with the Fund's net assets of $43,105,406 for total net assets after the acquisition of $43,329,806.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

13. Merger Information - continued

Pro forma results of operations of the combined entity for the entire period ended August 31, 2011, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$ 407,962
Total net realized gain (loss)	(139,694)
Total change in net unrealized appreciation (depreciation)	(3,403,679)
Net increase (decrease) in net assets resulting from operations	$ (3,135,411)

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired funds that have been included in the Fund's accompanying Statement of Operations since April 15, 2011.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Spartan 500 Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, the cumulative total returns of Fidelity Advantage Class and Investor Class of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. (The fund did not offer Fidelity Institutional Class or Fidelity Advantage Institutional Class as of December 31, 2010.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Spartan 500 Index Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Fidelity Advantage Class of the fund was in the first quartile for all the periods shown. The Board also noted that the investment performance of the fund was lower than its benchmark for the one- and five-year periods, although the three-year cumulative total return of Fidelity Advantage Class compared favorably to its benchmark. The Board noted that the fund bears fees, expenses, and brokerage commissions while the benchmark does not. In addition, the Board noted that the performance of the fund and benchmark may vary due to valuation differences. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 0% means that 100% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. For a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board realizes that net management fees can vary from year to year because of differences in "fund-level" non-management expenses. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses under the fund's management contract.

Semiannual Report

Spartan 500 Index Fund

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Furthermore, the Board considered that, in January 2011, after the periods shown in the chart above, it had approved an amended and restated management contract for the fund (effective February 1, 2011) that lowered the fund's management fee from 7 basis points to 2.5 basis points. The Board also considered that it had approved an amended and restated sub-advisory contract for the fund with Geode Capital Management, LLC (Geode) that lowered the sub-advisory fees that FMR pays to Geode.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class level" expenses, such as transfer agent fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also considered that the current contractual arrangements for the fund (i) oblige FMR to pay all "class-level" expenses of Investor Class of the fund and limit the total expenses of Investor Class to 10 basis points, and (ii) oblige FMR to pay all "class-level" expenses of Fidelity Advantage Class of the fund and limit the total expenses of Fidelity Advantage Class to 7 basis points. These contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2010. The Board considered that various factors, including 12b-1 fees, positive or negative performance adjustments, and relatively higher other expenses in the case of small fund size, can affect total expense ratios.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers and other key personnel and strategies for attracting and retaining non-investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) historical trends in Fidelity's realization of fall-out benefits; (vi) Fidelity's group fee structures and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and Fidelity's compliance practices with respect to performance adjustment calculations; (ix) the fee structures in place for certain other Fidelity clients; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone
Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

UEI-USAN-1011
1.790946.108

Spartan®

500 Index

Fund -

Institutional Class

Fidelity Advantage® Institutional Class

Semiannual Report

August 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Geode is a registered service mark of Geode Capital Management, LLC.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(The acting chairman's photo appears here.)

Dear Shareholder:

U.S. equities remained in a significant midyear downturn that began in May and intensified in the final week of July and the early part of August, when Standard & Poor's announced it was lowering its long-term sovereign credit rating of the United States. The historic downgrade followed a political stalemate in which Congress struggled to address the debt ceiling issue before an early-August deadline, resulting in heightened investor anxiety and volatility across major financial markets. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2011 to August 31, 2011) for Investor Class and Fidelity Advantage Class and for the entire period (May 4, 2011 to August 31, 2011) for Institutional Class and Fidelity Advantage Institutional Class.

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value August 31, 2011	Expenses Paid During Period
Investor Class	.1000%
Actual		$ 1,000.00	$ 927.50	$ .48 B
HypotheticalA		$ 1,000.00	$ 1,024.63	$ .51 C
Fidelity Advantage Class	.0700%
Actual		$ 1,000.00	$ 927.40	$ .34 B
HypotheticalA		$ 1,000.00	$ 1,024.78	$ .36 C
Institutional Class	.0500%
Actual		$ 1,000.00	$ 911.30	$ .16 B
HypotheticalA		$ 1,000.00	$ 1,024.89	$ .25 C
Fidelity Advantage Institutional Class	.0250%
Actual		$ 1,000.00	$ 911.30	$ .08 B
HypotheticalA		$ 1,000.00	$ 1,024.99	$ .13 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period) for Investor Class and Fidelity Advantage Class and multiplied by 120/366 (to reflect the period May 4, 2011 to August 31, 2011) for Institutional Class and Fidelity Advantage Institutional Class.

C Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	3.2	3.5
Apple, Inc.	3.1	2.7
International Business Machines Corp.	1.8	1.6
Chevron Corp.	1.8	1.7
Microsoft Corp.	1.7	1.6
Johnson & Johnson	1.6	1.4
Procter & Gamble Co.	1.6	1.4
General Electric Co.	1.5	1.8
AT&T, Inc.	1.5	1.4
The Coca-Cola Co.	1.4	1.2
	19.2
Market Sectors as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.4	18.5
Financials	14.0	15.9
Energy	12.2	13.0
Health Care	11.7	10.8
Consumer Staples	11.2	10.0
Consumer Discretionary	10.5	10.4
Industrials	10.4	11.0
Utilities	3.6	3.1
Materials	3.5	3.6
Telecommunication Services	3.0	2.9

Semiannual Report

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.5%
Auto Components - 0.2%
Johnson Controls, Inc.	2,402,043	$ 76,577
The Goodyear Tire & Rubber Co. (a)(d)	864,389	10,770
		87,347
Automobiles - 0.5%
Ford Motor Co. (a)	13,447,442	149,536
Harley-Davidson, Inc. (d)	836,520	32,340
		181,876
Distributors - 0.1%
Genuine Parts Co.	556,994	30,646
Diversified Consumer Services - 0.1%
Apollo Group, Inc. Class A (non-vtg.) (a)	431,155	20,189
DeVry, Inc.	216,757	9,576
H&R Block, Inc.	1,080,735	16,341
		46,106
Hotels, Restaurants & Leisure - 1.9%
Carnival Corp. unit	1,529,055	50,505
Chipotle Mexican Grill, Inc. (a)(d)	110,176	34,526
Darden Restaurants, Inc. (d)	483,030	23,234
International Game Technology	1,061,794	16,203
Marriott International, Inc. Class A (d)	1,005,159	29,431
McDonald's Corp. (d)	3,673,533	332,308
Starbucks Corp. (d)	2,653,952	102,496
Starwood Hotels & Resorts Worldwide, Inc. (d)	690,722	30,779
Wyndham Worldwide Corp.	601,819	19,547
Wynn Resorts Ltd. (d)	269,440	41,688
Yum! Brands, Inc.	1,648,333	89,620
		770,337
Household Durables - 0.3%
D.R. Horton, Inc. (d)	995,022	10,468
Fortune Brands, Inc. (d)	545,815	31,177
Harman International Industries, Inc.	247,473	8,956
Leggett & Platt, Inc.	505,922	11,226
Lennar Corp. Class A	569,179	8,367
Newell Rubbermaid, Inc.	1,030,991	14,269
PulteGroup, Inc. (a)(d)	1,192,702	5,725
Whirlpool Corp.	269,875	16,918
		107,106
Internet & Catalog Retail - 1.1%
Amazon.com, Inc. (a)	1,264,359	272,204
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Expedia, Inc.	706,519	$ 21,415
Netflix, Inc. (a)(d)	154,251	36,251
Priceline.com, Inc. (a)	175,775	94,437
		424,307
Leisure Equipment & Products - 0.1%
Hasbro, Inc. (d)	482,349	18,686
Mattel, Inc.	1,230,633	33,067
		51,753
Media - 3.1%
Cablevision Systems Corp. - NY Group Class A	814,900	14,717
CBS Corp. Class B	2,367,824	59,314
Comcast Corp. Class A	9,793,690	210,662
DIRECTV (a)	2,718,337	119,525
Discovery Communications, Inc. (a)(d)	986,258	41,699
Gannett Co., Inc.	851,248	9,832
Interpublic Group of Companies, Inc.	1,730,217	14,932
McGraw-Hill Companies, Inc.	1,078,788	45,428
News Corp. Class A	8,090,618	139,725
Omnicom Group, Inc. (d)	995,307	40,360
Scripps Networks Interactive, Inc. Class A	321,412	13,773
The Walt Disney Co. (d)	6,692,075	227,932
Time Warner Cable, Inc.	1,191,028	78,012
Time Warner, Inc.	3,791,233	120,030
Viacom, Inc. Class B (non-vtg.)	2,071,601	99,934
Washington Post Co. Class B (d)	18,252	6,493
		1,242,368
Multiline Retail - 0.7%
Big Lots, Inc. (a)(d)	266,142	9,022
Family Dollar Stores, Inc.	433,006	23,118
JCPenney Co., Inc. (d)	754,864	20,102
Kohl's Corp.	995,194	46,117
Macy's, Inc.	1,510,965	39,210
Nordstrom, Inc.	594,064	27,006
Sears Holdings Corp. (a)(d)	152,534	9,135
Target Corp.	2,439,912	126,070
		299,780
Specialty Retail - 1.8%
Abercrombie & Fitch Co. Class A	310,385	19,744
AutoNation, Inc. (a)(d)	225,145	9,091
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
AutoZone, Inc. (a)(d)	89,504	$ 27,478
Bed Bath & Beyond, Inc. (a)	882,037	50,153
Best Buy Co., Inc. (d)	1,142,290	29,231
CarMax, Inc. (a)(d)	799,624	22,477
GameStop Corp. Class A (a)(d)	500,778	11,984
Gap, Inc. (d)	1,383,633	22,858
Home Depot, Inc.	5,637,331	188,174
Limited Brands, Inc.	892,958	33,700
Lowe's Companies, Inc.	4,609,968	91,877
O'Reilly Automotive, Inc. (a)	488,127	31,670
Ross Stores, Inc.	414,082	31,688
Staples, Inc.	2,524,916	37,217
Tiffany & Co., Inc.	452,167	32,538
TJX Companies, Inc. (d)	1,367,008	74,666
Urban Outfitters, Inc. (a)(d)	440,998	11,543
		726,089
Textiles, Apparel & Luxury Goods - 0.6%
Coach, Inc.	1,039,503	58,441
NIKE, Inc. Class B	1,342,924	116,364
Ralph Lauren Corp. (d)	227,690	31,219
VF Corp.	309,858	36,272
		242,296
TOTAL CONSUMER DISCRETIONARY		4,210,011
CONSUMER STAPLES - 11.2%
Beverages - 2.6%
Brown-Forman Corp. Class B (non-vtg.)	364,958	26,186
Coca-Cola Enterprises, Inc.	1,150,742	31,783
Constellation Brands, Inc. Class A (sub. vtg.) (a)(d)	633,533	12,525
Dr Pepper Snapple Group, Inc.	783,734	30,158
Molson Coors Brewing Co. Class B	562,623	24,615
PepsiCo, Inc.	5,596,293	360,569
The Coca-Cola Co.	8,105,084	571,003
		1,056,839
Food & Staples Retailing - 2.4%
Costco Wholesale Corp.	1,546,699	121,478
CVS Caremark Corp. (d)	4,800,698	172,393
Kroger Co.	2,147,209	50,588
Safeway, Inc. (d)	1,253,688	22,980
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
SUPERVALU, Inc. (d)	751,130	$ 5,987
Sysco Corp. (d)	2,065,803	57,698
Wal-Mart Stores, Inc. (d)	6,762,013	359,807
Walgreen Co.	3,241,174	114,122
Whole Foods Market, Inc. (d)	528,794	34,916
		939,969
Food Products - 1.9%
Archer Daniels Midland Co.	2,414,767	68,773
Campbell Soup Co.	646,249	20,596
ConAgra Foods, Inc.	1,447,675	35,352
Dean Foods Co. (a)(d)	648,579	5,604
General Mills, Inc. (d)	2,260,267	85,687
H.J. Heinz Co. (d)	1,139,404	59,978
Hershey Co. (d)	542,912	31,842
Hormel Foods Corp. (d)	491,632	13,574
Kellogg Co.	886,485	48,154
Kraft Foods, Inc. Class A	6,223,745	217,956
McCormick & Co., Inc. (non-vtg.)	469,105	22,419
Mead Johnson Nutrition Co. Class A	723,475	51,548
Sara Lee Corp.	2,071,546	37,371
The J.M. Smucker Co. (d)	410,655	29,604
Tyson Foods, Inc. Class A	1,061,490	18,544
		747,002
Household Products - 2.3%
Clorox Co. (d)	472,072	32,903
Colgate-Palmolive Co.	1,730,925	155,731
Kimberly-Clark Corp.	1,390,982	96,200
Procter & Gamble Co. (d)	9,882,553	629,321
		914,155
Personal Products - 0.2%
Avon Products, Inc.	1,523,077	34,361
Estee Lauder Companies, Inc. Class A (d)	403,664	39,422
		73,783
Tobacco - 1.8%
Altria Group, Inc.	7,411,619	201,522
Lorillard, Inc.	508,786	56,689
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Philip Morris International, Inc.	6,296,443	$ 436,469
Reynolds American, Inc.	1,196,952	44,969
		739,649
TOTAL CONSUMER STAPLES		4,471,397
ENERGY - 12.2%
Energy Equipment & Services - 2.2%
Baker Hughes, Inc.	1,538,822	94,037
Cameron International Corp. (a)(d)	867,516	45,076
Diamond Offshore Drilling, Inc. (d)	246,112	15,685
FMC Technologies, Inc. (a)(d)	850,876	37,830
Halliburton Co.	3,239,595	143,741
Helmerich & Payne, Inc. (d)	378,726	21,595
Nabors Industries Ltd. (a)	1,017,414	18,761
National Oilwell Varco, Inc.	1,497,901	99,041
Noble Corp. (d)	892,791	30,141
Rowan Companies, Inc. (a)(d)	451,264	16,277
Schlumberger Ltd.	4,804,235	375,307
		897,491
Oil, Gas & Consumable Fuels - 10.0%
Alpha Natural Resources, Inc. (a)	802,085	26,525
Anadarko Petroleum Corp.	1,761,469	129,908
Apache Corp.	1,357,591	139,927
Cabot Oil & Gas Corp.	369,865	28,058
Chesapeake Energy Corp. (d)	2,328,458	75,419
Chevron Corp.	7,117,344	703,976
ConocoPhillips	5,004,510	340,657
CONSOL Energy, Inc.	802,409	36,638
Denbury Resources, Inc. (a)(d)	1,406,510	22,434
Devon Energy Corp.	1,497,628	101,584
El Paso Corp.	2,722,521	52,109
EOG Resources, Inc. (d)	950,391	87,997
EQT Corp. (d)	529,056	31,648
Exxon Mobil Corp.	17,440,766	1,291,313
Hess Corp.	1,070,556	63,527
Marathon Oil Corp.	2,521,145	67,869
Marathon Petroleum Corp.	1,260,571	46,717
Murphy Oil Corp.	684,824	36,693
Newfield Exploration Co. (a)	468,209	23,902
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Noble Energy, Inc. (d)	624,777	$ 55,205
Occidental Petroleum Corp.	2,877,978	249,636
Peabody Energy Corp. (d)	958,542	46,777
Pioneer Natural Resources Co. (d)	413,374	32,313
QEP Resources, Inc.	625,810	22,035
Range Resources Corp. (d)	568,745	36,832
Southwestern Energy Co. (a)(d)	1,231,741	46,745
Spectra Energy Corp. (d)	2,301,320	59,765
Sunoco, Inc. (d)	428,778	16,354
Tesoro Corp. (a)(d)	509,017	12,247
Valero Energy Corp.	2,018,965	45,871
Williams Companies, Inc.	2,082,326	56,202
		3,986,883
TOTAL ENERGY		4,884,374
FINANCIALS - 14.0%
Capital Markets - 2.0%
Ameriprise Financial, Inc.	857,809	39,202
Bank of New York Mellon Corp.	4,396,314	90,872
BlackRock, Inc. Class A	355,069	58,498
Charles Schwab Corp.	3,718,386	45,848
E*TRADE Financial Corp. (a)	891,251	11,016
Federated Investors, Inc. Class B (non-vtg.) (d)	329,627	5,838
Franklin Resources, Inc. (d)	510,599	61,231
Goldman Sachs Group, Inc.	1,833,037	213,036
Invesco Ltd.	1,635,962	29,938
Janus Capital Group, Inc. (d)	659,233	4,812
Legg Mason, Inc. (d)	526,740	14,996
Morgan Stanley	5,261,857	92,082
Northern Trust Corp.	856,102	32,900
State Street Corp.	1,784,546	63,387
T. Rowe Price Group, Inc. (d)	919,643	49,183
		812,839
Commercial Banks - 2.5%
BB&T Corp. (d)	2,465,837	54,964
Comerica, Inc.	711,306	18,202
Fifth Third Bancorp	3,252,749	34,544
First Horizon National Corp.	932,335	6,564
Huntington Bancshares, Inc.	3,056,856	15,376
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
KeyCorp	3,366,349	$ 22,353
M&T Bank Corp.	444,296	33,798
PNC Financial Services Group, Inc.	1,863,300	93,426
Regions Financial Corp.	4,448,514	20,196
SunTrust Banks, Inc.	1,900,851	37,827
U.S. Bancorp	6,821,287	158,322
Wells Fargo & Co.	18,726,011	488,749
Zions Bancorporation	650,831	11,350
		995,671
Consumer Finance - 0.8%
American Express Co. (d)	3,702,908	184,072
Capital One Financial Corp.	1,625,494	74,854
Discover Financial Services	1,931,288	48,591
SLM Corp.	1,867,331	25,638
		333,155
Diversified Financial Services - 3.3%
Bank of America Corp.	35,875,671	293,104
Citigroup, Inc.	10,340,516	321,073
CME Group, Inc.	237,432	63,423
IntercontinentalExchange, Inc. (a)(d)	260,308	30,703
JPMorgan Chase & Co.	14,068,798	528,424
Leucadia National Corp.	701,350	20,781
Moody's Corp. (d)	701,675	21,633
NYSE Euronext	926,905	25,286
The NASDAQ Stock Market, Inc. (a)(d)	531,690	12,596
		1,317,023
Insurance - 3.5%
ACE Ltd.	1,194,569	77,145
AFLAC, Inc.	1,655,905	62,461
Allstate Corp.	1,851,539	48,566
American International Group, Inc. (a)(d)	1,544,547	39,123
Aon Corp.	1,170,278	54,687
Assurant, Inc.	341,682	12,017
Berkshire Hathaway, Inc. Class B (a)(d)	6,129,518	447,455
Cincinnati Financial Corp. (d)	577,110	16,113
Genworth Financial, Inc. Class A (a)(d)	1,736,827	12,001
Hartford Financial Services Group, Inc.	1,576,489	30,174
Lincoln National Corp.	1,109,831	23,029
Loews Corp.	1,100,048	41,384
Marsh & McLennan Companies, Inc.	1,939,311	57,636
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
MetLife, Inc. (d)	3,742,441	$ 125,746
Principal Financial Group, Inc.	1,137,627	28,850
Progressive Corp.	2,314,420	44,391
Prudential Financial, Inc.	1,727,760	86,751
The Chubb Corp.	1,035,753	64,103
The Travelers Companies, Inc.	1,483,013	74,833
Torchmark Corp. (d)	372,053	14,216
Unum Group (d)	1,089,756	25,653
XL Group PLC Class A	1,162,397	24,189
		1,410,523
Real Estate Investment Trusts - 1.8%
Apartment Investment & Management Co. Class A	423,124	11,242
AvalonBay Communities, Inc. (d)	327,202	44,624
Boston Properties, Inc. (d)	515,481	53,760
Equity Residential (SBI) (d)	1,043,206	63,823
HCP, Inc. (d)	1,437,535	53,591
Health Care REIT, Inc. (d)	625,806	31,891
Host Hotels & Resorts, Inc. (d)	2,429,389	28,740
Kimco Realty Corp. (d)	1,440,732	25,501
Plum Creek Timber Co., Inc.	573,323	21,769
Prologis, Inc.	1,608,339	43,795
Public Storage	495,385	61,294
Simon Property Group, Inc. (d)	1,038,437	122,016
Ventas, Inc.	1,017,985	54,442
Vornado Realty Trust (d)	580,547	49,875
Weyerhaeuser Co.	1,906,848	34,380
		700,743
Real Estate Management & Development - 0.0%
CB Richard Ellis Group, Inc. Class A (a)	1,033,395	15,666
Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc. (d)	1,864,770	11,580
People's United Financial, Inc.	1,333,222	15,665
		27,245
TOTAL FINANCIALS		5,612,865
HEALTH CARE - 11.7%
Biotechnology - 1.2%
Amgen, Inc.	3,291,705	182,377
Biogen Idec, Inc. (a)	855,496	80,588
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Celgene Corp. (a)	1,638,543	$ 97,444
Cephalon, Inc. (a)(d)	272,342	21,962
Gilead Sciences, Inc. (a)	2,786,558	111,142
		493,513
Health Care Equipment & Supplies - 1.9%
Baxter International, Inc.	2,019,419	113,047
Becton, Dickinson & Co.	774,489	63,028
Boston Scientific Corp. (a)	5,410,600	36,684
C. R. Bard, Inc. (d)	303,261	28,889
CareFusion Corp. (a)	791,076	20,259
Covidien PLC	1,755,139	91,583
DENTSPLY International, Inc. (d)	498,413	17,544
Edwards Lifesciences Corp. (a)(d)	406,020	30,634
Intuitive Surgical, Inc. (a)(d)	139,098	53,045
Medtronic, Inc. (d)	3,786,120	132,779
St. Jude Medical, Inc.	1,164,290	53,022
Stryker Corp. (d)	1,181,404	57,700
Varian Medical Systems, Inc. (a)(d)	414,910	23,633
Zimmer Holdings, Inc. (a)(d)	679,636	38,664
		760,511
Health Care Providers & Services - 2.1%
Aetna, Inc.	1,343,616	53,785
AmerisourceBergen Corp.	969,965	38,391
Cardinal Health, Inc. (d)	1,241,248	52,753
CIGNA Corp.	957,948	44,774
Coventry Health Care, Inc. (a)	524,783	17,255
DaVita, Inc. (a)(d)	338,116	24,879
Express Scripts, Inc. (a)	1,728,486	81,135
Humana, Inc.	596,198	46,289
Laboratory Corp. of America Holdings (a)(d)	354,757	29,633
McKesson Corp.	892,629	71,348
Medco Health Solutions, Inc. (a)	1,415,485	76,634
Patterson Companies, Inc. (d)	339,332	9,915
Quest Diagnostics, Inc. (d)	557,092	27,894
Tenet Healthcare Corp. (a)(d)	1,733,258	9,152
UnitedHealth Group, Inc.	3,835,903	182,282
WellPoint, Inc.	1,299,938	82,286
		848,405
Health Care Technology - 0.1%
Cerner Corp. (a)(d)	512,176	33,783
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc. (a)	1,232,250	$ 45,433
Life Technologies Corp. (a)(d)	632,919	26,583
PerkinElmer, Inc.	399,233	9,130
Thermo Fisher Scientific, Inc. (a)	1,356,925	74,536
Waters Corp. (a)(d)	324,447	25,914
		181,596
Pharmaceuticals - 5.9%
Abbott Laboratories	5,502,926	288,959
Allergan, Inc.	1,079,082	88,280
Bristol-Myers Squibb Co.	6,040,037	179,691
Eli Lilly & Co.	3,606,861	135,293
Forest Laboratories, Inc. (a)	1,013,159	34,691
Hospira, Inc. (a)(d)	594,006	27,443
Johnson & Johnson	9,704,994	638,589
Merck & Co., Inc.	10,928,029	361,936
Mylan, Inc. (a)(d)	1,555,164	32,285
Pfizer, Inc.	27,973,884	530,944
Watson Pharmaceuticals, Inc. (a)(d)	447,797	30,056
		2,348,167
TOTAL HEALTH CARE		4,665,975
INDUSTRIALS - 10.4%
Aerospace & Defense - 2.6%
General Dynamics Corp.	1,317,064	84,397
Goodrich Corp.	442,105	39,427
Honeywell International, Inc.	2,786,395	133,218
ITT Corp.	651,804	30,856
L-3 Communications Holdings, Inc. (d)	375,746	25,483
Lockheed Martin Corp.	1,008,279	74,804
Northrop Grumman Corp.	984,459	53,771
Precision Castparts Corp.	509,392	83,464
Raytheon Co.	1,261,053	54,515
Rockwell Collins, Inc. (d)	545,423	27,522
Textron, Inc.	977,740	16,494
The Boeing Co.	2,613,856	174,762
United Technologies Corp.	3,240,478	240,605
		1,039,318
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	577,008	40,679
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - continued
Expeditors International of Washington, Inc. (d)	751,894	$ 34,211
FedEx Corp.	1,117,584	87,976
United Parcel Service, Inc. Class B	3,491,683	235,305
		398,171
Airlines - 0.1%
Southwest Airlines Co.	2,802,986	24,162
Building Products - 0.0%
Masco Corp. (d)	1,267,850	11,246
Commercial Services & Supplies - 0.5%
Avery Dennison Corp.	374,078	10,889
Cintas Corp. (d)	398,840	12,755
Iron Mountain, Inc. (d)	710,542	23,121
Pitney Bowes, Inc. (d)	721,740	14,659
R.R. Donnelley & Sons Co. (d)	664,054	10,127
Republic Services, Inc. (d)	1,074,186	32,612
Stericycle, Inc. (a)(d)	303,947	26,659
Waste Management, Inc.	1,678,901	55,471
		186,293
Construction & Engineering - 0.2%
Fluor Corp.	617,043	37,467
Jacobs Engineering Group, Inc. (a)(d)	448,974	16,720
Quanta Services, Inc. (a)(d)	765,036	14,681
		68,868
Electrical Equipment - 0.5%
Emerson Electric Co.	2,661,285	123,883
Rockwell Automation, Inc.	510,921	32,765
Roper Industries, Inc. (d)	339,524	26,126
		182,774
Industrial Conglomerates - 2.4%
3M Co.	2,515,792	208,760
Danaher Corp.	1,927,889	88,317
General Electric Co.	37,548,495	612,416
Tyco International Ltd.	1,660,286	69,035
		978,528
Machinery - 2.0%
Caterpillar, Inc. (d)	2,281,677	207,633
Cummins, Inc.	694,796	64,560
Deere & Co. (d)	1,485,976	120,097
Dover Corp.	660,581	37,997
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Eaton Corp.	1,208,016	$ 51,884
Flowserve Corp. (d)	197,659	18,647
Illinois Tool Works, Inc. (d)	1,770,419	82,395
Ingersoll-Rand Co. Ltd.	1,172,833	39,302
Joy Global, Inc.	371,892	31,034
PACCAR, Inc. (d)	1,293,939	48,691
Pall Corp. (d)	411,122	21,021
Parker Hannifin Corp.	574,179	42,162
Snap-On, Inc.	206,046	10,902
Stanley Black & Decker, Inc.	595,204	36,891
		813,216
Professional Services - 0.1%
Dun & Bradstreet Corp.	174,921	11,700
Equifax, Inc.	435,732	14,087
Robert Half International, Inc. (d)	519,853	12,435
		38,222
Road & Rail - 0.8%
CSX Corp.	3,904,329	85,661
Norfolk Southern Corp.	1,250,562	84,638
Ryder System, Inc.	181,779	8,558
Union Pacific Corp.	1,736,685	160,070
		338,927
Trading Companies & Distributors - 0.2%
Fastenal Co. (d)	1,043,957	34,952
W.W. Grainger, Inc. (d)	206,013	31,747
		66,699
TOTAL INDUSTRIALS		4,146,424
INFORMATION TECHNOLOGY - 18.4%
Communications Equipment - 2.0%
Cisco Systems, Inc.	19,473,360	305,342
F5 Networks, Inc. (a)(d)	287,173	23,439
Harris Corp.	450,347	18,172
JDS Uniphase Corp. (a)(d)	803,621	10,423
Juniper Networks, Inc. (a)	1,887,326	39,502
Motorola Mobility Holdings, Inc.	1,044,391	39,394
Motorola Solutions, Inc.	1,202,104	50,597
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
QUALCOMM, Inc.	5,910,964	$ 304,178
Tellabs, Inc. (d)	1,286,243	5,248
		796,295
Computers & Peripherals - 4.5%
Apple, Inc. (a)	3,274,087	1,259,967
Dell, Inc. (a)(d)	5,812,914	86,409
EMC Corp. (a)(d)	7,284,802	164,564
Hewlett-Packard Co.	7,343,532	191,152
Lexmark International, Inc. Class A (a)(d)	280,505	8,965
NetApp, Inc. (a)(d)	1,302,448	48,998
SanDisk Corp. (a)	843,954	30,931
Western Digital Corp. (a)	822,817	24,265
		1,815,251
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	623,675	29,300
Corning, Inc.	5,558,239	83,540
FLIR Systems, Inc. (d)	565,357	14,626
Jabil Circuit, Inc.	696,278	11,732
Molex, Inc. (d)	492,275	10,756
		149,954
Internet Software & Services - 1.8%
Akamai Technologies, Inc. (a)	661,034	14,503
eBay, Inc. (a)	4,043,776	124,831
Google, Inc. Class A (a)	889,927	481,415
Monster Worldwide, Inc. (a)(d)	457,853	4,322
VeriSign, Inc. (d)	596,474	18,580
Yahoo!, Inc. (a)(d)	4,613,051	62,761
		706,412
IT Services - 3.7%
Accenture PLC Class A (d)	2,298,777	123,191
Automatic Data Processing, Inc.	1,769,202	88,513
Cognizant Technology Solutions Corp. Class A (a)	1,077,194	68,348
Computer Sciences Corp.	549,095	16,835
Fidelity National Information Services, Inc.	952,726	26,848
Fiserv, Inc. (a)	508,453	28,387
International Business Machines Corp. (d)	4,288,244	737,192
MasterCard, Inc. Class A	333,364	109,913
Paychex, Inc. (d)	1,140,203	30,763
SAIC, Inc. (a)(d)	987,913	14,819
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Teradata Corp. (a)(d)	597,635	$ 31,292
The Western Union Co.	2,238,525	36,980
Total System Services, Inc. (d)	572,950	10,399
Visa, Inc. Class A (d)	1,695,851	149,031
		1,472,511
Office Electronics - 0.1%
Xerox Corp. (d)	4,960,886	41,175
Semiconductors & Semiconductor Equipment - 2.3%
Advanced Micro Devices, Inc. (a)(d)	2,044,766	13,966
Altera Corp.	1,140,831	41,515
Analog Devices, Inc.	1,060,852	35,029
Applied Materials, Inc.	4,667,253	52,833
Broadcom Corp. Class A	1,689,271	60,223
First Solar, Inc. (a)(d)	192,183	19,214
Intel Corp.	18,771,687	377,874
KLA-Tencor Corp. (d)	594,459	21,805
Linear Technology Corp. (d)	806,290	23,084
LSI Corp. (a)(d)	2,028,266	13,812
MEMC Electronic Materials, Inc. (a)(d)	815,776	5,694
Microchip Technology, Inc. (d)	674,393	22,134
Micron Technology, Inc. (a)(d)	3,049,302	18,021
National Semiconductor Corp.	896,711	22,328
Novellus Systems, Inc. (a)(d)	246,524	6,895
NVIDIA Corp. (a)(d)	2,125,315	28,288
Teradyne, Inc. (a)(d)	656,545	7,944
Texas Instruments, Inc.	4,111,109	107,752
Xilinx, Inc. (d)	940,444	29,285
		907,696
Software - 3.6%
Adobe Systems, Inc. (a)	1,786,032	45,079
Autodesk, Inc. (a)	817,691	23,059
BMC Software, Inc. (a)	626,164	25,429
CA, Inc. (d)	1,343,903	28,209
Citrix Systems, Inc. (a)	665,595	40,222
Compuware Corp. (a)(d)	772,712	6,537
Electronic Arts, Inc. (a)(d)	1,177,029	26,577
Intuit, Inc.	968,679	47,785
Microsoft Corp.	26,273,403	698,873
Oracle Corp.	13,795,870	387,250
Red Hat, Inc. (a)	683,400	27,022
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
salesforce.com, Inc. (a)(d)	426,665	$ 54,933
Symantec Corp. (a)	2,674,986	45,876
		1,456,851
TOTAL INFORMATION TECHNOLOGY		7,346,145
MATERIALS - 3.5%
Chemicals - 2.1%
Air Products & Chemicals, Inc.	750,220	61,421
Airgas, Inc.	247,354	16,048
CF Industries Holdings, Inc.	253,085	46,269
Dow Chemical Co.	4,162,131	118,413
E.I. du Pont de Nemours & Co. (d)	3,288,079	158,716
Eastman Chemical Co.	251,542	20,810
Ecolab, Inc.	821,373	44,026
FMC Corp.	253,995	19,286
International Flavors & Fragrances, Inc. (d)	284,603	16,513
Monsanto Co.	1,897,628	130,803
PPG Industries, Inc. (d)	559,936	42,885
Praxair, Inc.	1,076,560	106,030
Sherwin-Williams Co.	312,856	23,696
Sigma Aldrich Corp.	431,238	27,767
		832,683
Construction Materials - 0.0%
Vulcan Materials Co. (d)	457,101	16,012
Containers & Packaging - 0.1%
Ball Corp.	594,675	21,361
Bemis Co., Inc. (d)	372,934	11,583
Owens-Illinois, Inc. (a)	580,662	10,998
Sealed Air Corp.	567,024	10,445
		54,387
Metals & Mining - 1.1%
AK Steel Holding Corp. (d)	390,364	3,509
Alcoa, Inc.	3,766,073	48,243
Allegheny Technologies, Inc. (d)	375,739	18,832
Cliffs Natural Resources, Inc.	512,128	42,430
Freeport-McMoRan Copper & Gold, Inc.	3,353,960	158,106
Newmont Mining Corp.	1,747,905	109,454
Nucor Corp. (d)	1,119,015	40,374
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Titanium Metals Corp.	318,953	$ 5,113
United States Steel Corp. (d)	509,010	15,331
		441,392
Paper & Forest Products - 0.2%
International Paper Co.	1,548,097	42,031
MeadWestvaco Corp.	600,774	16,533
		58,564
TOTAL MATERIALS		1,403,038
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 2.7%
AT&T, Inc.	20,966,792	597,134
CenturyLink, Inc.	2,176,684	78,687
Frontier Communications Corp.	3,523,564	26,391
Verizon Communications, Inc.	10,016,326	362,291
Windstream Corp. (d)	1,805,547	22,930
		1,087,433
Wireless Telecommunication Services - 0.3%
American Tower Corp. Class A (a)	1,404,268	75,634
MetroPCS Communications, Inc. (a)	939,941	10,490
Sprint Nextel Corp. (a)(d)	10,592,074	39,826
		125,950
TOTAL TELECOMMUNICATION SERVICES		1,213,383
UTILITIES - 3.6%
Electric Utilities - 1.9%
American Electric Power Co., Inc.	1,705,777	65,894
Duke Energy Corp. (d)	4,713,570	89,134
Edison International	1,153,532	42,900
Entergy Corp.	630,094	41,088
Exelon Corp.	2,345,176	101,124
FirstEnergy Corp. (d)	1,480,690	65,521
NextEra Energy, Inc.	1,493,946	84,737
Northeast Utilities	625,877	21,718
Pepco Holdings, Inc.	799,337	15,571
Pinnacle West Capital Corp. (d)	385,973	17,075
PPL Corp.	2,043,398	59,013
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Progress Energy, Inc.	1,042,771	$ 50,887
Southern Co.	3,006,312	124,341
		779,003
Gas Utilities - 0.1%
Nicor, Inc. (d)	161,252	8,966
ONEOK, Inc. (d)	379,258	26,889
		35,855
Independent Power Producers & Energy Traders - 0.2%
Constellation Energy Group, Inc.	710,587	27,350
NRG Energy, Inc. (a)(d)	853,574	20,008
The AES Corp. (a)	2,325,702	25,257
		72,615
Multi-Utilities - 1.4%
Ameren Corp.	853,786	25,836
CenterPoint Energy, Inc.	1,506,164	30,138
CMS Energy Corp. (d)	893,454	17,601
Consolidated Edison, Inc. (d)	1,035,870	58,226
Dominion Resources, Inc.	2,038,608	99,362
DTE Energy Co.	599,569	30,314
Integrys Energy Group, Inc.	275,645	13,802
NiSource, Inc. (d)	989,851	21,143
PG&E Corp.	1,408,939	59,669
Public Service Enterprise Group, Inc.	1,791,152	61,132
SCANA Corp.	404,682	16,276
Sempra Energy (d)	847,754	44,524
TECO Energy, Inc. (d)	760,983	13,926
Wisconsin Energy Corp. (d)	827,576	26,185
Xcel Energy, Inc. (d)	1,714,221	42,290
		560,424
TOTAL UTILITIES		1,447,897
TOTAL COMMON STOCKS (Cost $30,335,401)		39,401,509
U.S. Treasury Obligations - 0.1%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.1% 11/3/11 to 3/8/12 (e) (Cost $42,491)	$ 42,500	$ 42,497
Money Market Funds - 9.2%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	457,925,500	457,926
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	3,218,200,621	3,218,201
TOTAL MONEY MARKET FUNDS (Cost $3,676,127)		3,676,127
TOTAL INVESTMENT PORTFOLIO - 107.8% (Cost $34,054,019)		43,120,133
NET OTHER ASSETS (LIABILITIES) - (7.8)%		(3,118,378)
NET ASSETS - 100%		$ 40,001,755
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
198 CME E-mini S&P 500 Index Contracts	Sept. 2011	$ 12,055	$ (523)
1,927 CME S&P 500 Index Contracts	Sept. 2011	586,627	(4,847)
TOTAL EQUITY INDEX CONTRACTS		$ 598,682	$ (5,370)
The face value of futures purchased as a percentage of net assets is 1.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $36,498,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 200
Fidelity Securities Lending Cash Central Fund	2,807
Total	$ 3,007
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,210,011	$ 4,210,011	$ -	$ -
Consumer Staples	4,471,397	4,471,397	-	-
Energy	4,884,374	4,884,374	-	-
Financials	5,612,865	5,612,865	-	-
Health Care	4,665,975	4,665,975	-	-
Industrials	4,146,424	4,146,424	-	-
Information Technology	7,346,145	7,346,145	-	-
Materials	1,403,038	1,403,038	-	-
Telecommunication Services	1,213,383	1,213,383	-	-
Utilities	1,447,897	1,447,897	-	-
U.S. Government and Government Agency Obligations	42,497	-	42,497	-
Money Market Funds	3,676,127	3,676,127	-	-
Total Investments in Securities:	$ 43,120,133	$ 43,077,636	$ 42,497	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (5,370)	$ (5,370)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value (000s)
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (5,370)
Total Value of Derivatives	$ -	$ (5,370)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Income Tax Information

At February 28, 2011, the Fund had a capital loss carryforward of approximately $2,176,517,000 of which $529,693,000, $854,750,000 and $792,074,000 will expire in fiscal 2016, 2017 and 2019, respectively. A capital loss carryforward of approximately $738,737,000 was acquired from the former Spartan 500 Index Fund in the January 2010 merger, of which $532,411,000 and $206,326,000 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,162,943) - See accompanying schedule: Unaffiliated issuers (cost $30,377,892)	$ 39,444,006
Fidelity Central Funds (cost $3,676,127)	3,676,127
Total Investments (cost $34,054,019)		$ 43,120,133
Segregated cash with broker for futures contracts		4,759
Receivable for investments sold		790
Receivable for fund shares sold		41,413
Dividends receivable		99,546
Distributions receivable from Fidelity Central Funds		449
Receivable for daily variation margin on futures contracts		6,367
Other receivables		1,327
Total assets		43,274,784

Liabilities
Payable for investments purchased	$ 9,515
Payable for fund shares redeemed	41,794
Accrued management fee	810
Other affiliated payables	1,750
Other payables and accrued expenses	959
Collateral on securities loaned, at value	3,218,201
Total liabilities		3,273,029

Net Assets		$ 40,001,755
Net Assets consist of:
Paid in capital		$ 33,422,291
Undistributed net investment income		144,057
Accumulated undistributed net realized gain (loss) on investments		(2,625,337)
Net unrealized appreciation (depreciation) on investments		9,060,744
Net Assets		$ 40,001,755

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2011 (Unaudited)

Investor Class: Net Asset Value, offering price and redemption price per share ($17,653,209 ÷ 407,812 shares)	$ 43.29

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($11,770,993 ÷ 271,911 shares)	$ 43.29

Institutional Class: Net Asset Value, offering price and redemption price per share ($9,946,652 ÷ 229,758 shares)	$ 43.29

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($630,901 ÷ 14,573 shares)	$ 43.29

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended August 31, 2011 (Unaudited)

Investment Income
Dividends		$ 422,950
Interest		30
Income from Fidelity Central Funds		3,007
Total income		425,987

Expenses
Management fee	$ 5,310
Transfer agent fees	12,933
Independent trustees' compensation	115
Interest	1
Miscellaneous	64
Total expenses before reductions	18,423
Expense reductions	-
Net investment income (loss)		407,564
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(144,414)
Futures contracts	2,767
Total net realized gain (loss)		(141,647)
Change in net unrealized appreciation (depreciation) on: Investment securities	(3,370,393)
Futures contracts	(30,418)
Total change in net unrealized appreciation (depreciation)		(3,400,811)
Net gain (loss)		(3,542,458)
Net increase (decrease) in net assets resulting from operations		$ (3,134,894)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 407,564	$ 746,160
Net realized gain (loss)	(141,647)	21,128
Change in net unrealized appreciation (depreciation)	(3,400,811)	7,199,174
Net increase (decrease) in net assets resulting from operations	(3,134,894)	7,966,462
Distributions to shareholders from net investment income	(390,661)	(728,488)
Share transactions - net increase (decrease)	51,758	115,947
Total increase (decrease) in net assets	(3,473,797)	7,353,921

Net Assets
Beginning of period	43,475,552	36,121,631
End of period (including undistributed net investment income of $144,057 and undistributed net investment income of $127,154, respectively)	$ 40,001,755	$ 43,475,552

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 I	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 47.09	$ 39.19	$ 26.10	$ 47.20	$ 49.94	$ 45.45
Income from Investment Operations
Net investment income (loss) D	.44	.81	.75	.95	.99	.88
Net realized and unrealized gain (loss)	(3.82)	7.88	13.12	(21.09)	(2.71)	4.47
Total from investment operations	(3.38)	8.69	13.87	(20.14)	(1.72)	5.35
Distributions from net investment income	(.42)	(.79)	(.78)	(.96)	(.97)	(.86)
Distributions from net realized gain	-	-	-	-	(.05)	-
Total distributions	(.42)	(.79)	(.78)	(.96)	(1.02)	(.86)
Net asset value, end of period	$ 43.29	$ 47.09	$ 39.19	$ 26.10	$ 47.20	$ 49.94
Total Return B,C	(7.25)%	22.47%	53.68%	(43.35)%	(3.66)%	11.90%
Ratios to Average Net Assets E,G
Expenses before reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10% A	.10%	.10%	.10%	.09%	.09%
Net investment income (loss)	1.89% A	1.94%	2.14%	2.36%	1.90%	1.87%
Supplemental Data
Net assets, end of period (in millions)	$ 17,653	$ 27,881	$ 23,666	$ 11,363	$ 20,102	$ 22,206
Portfolio turnover rate F	4% A,H	4%	11% H	8%	7%	7%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

I For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 I	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 47.10	$ 39.19	$ 26.11	$ 47.20	$ 49.94	$ 45.45
Income from Investment Operations
Net investment income (loss) D	.44	.82	.77	.96	1.00	.90
Net realized and unrealized gain (loss)	(3.82)	7.89	13.10	(21.08)	(2.70)	4.46
Total from investment operations	(3.38)	8.71	13.87	(20.12)	(1.70)	5.36
Distributions from net investment income	(.43)	(.80)	(.79)	(.97)	(.99)	(.87)
Distributions from net realized gain	-	-	-	-	(.05)	-
Total distributions	(.43)	(.80)	(.79)	(.97)	(1.04)	(.87)
Net asset value, end of period	$ 43.29	$ 47.10	$ 39.19	$ 26.11	$ 47.20	$ 49.94
Total Return B,C	(7.26)%	22.53%	53.67%	(43.31)%	(3.63)%	11.93%
Ratios to Average Net Assets E,G
Expenses before reductions	.07% A	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.07% A	.07%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.07% A	.07%	.07%	.07%	.06%	.06%
Net investment income (loss)	1.92% A	1.97%	2.17%	2.39%	1.92%	1.89%
Supplemental Data
Net assets, end of period (in millions)	$ 11,771	$ 15,595	$ 12,455	$ 3,667	$ 6,304	$ 5,088
Portfolio turnover rate F	4% A,H	4%	11% H	8%	7%	7%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

I For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Period ended August 31, 2011 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 47.74
Income from Investment Operations
Net investment income (loss) D	.30
Net realized and unrealized gain (loss)	(4.51)
Total from investment operations	(4.21)
Distributions from net investment income	(.24)
Net asset value, end of period	$ 43.29
Total Return B,C	(8.87)%
Ratios to Average Net Assets E,H
Expenses before reductions	.05% A
Expenses net of fee waivers, if any	.05% A
Expenses net of all reductions	.05% A
Net investment income (loss)	2.16% A
Supplemental Data
Net assets, end of period (in millions)	$ 9,947
Portfolio turnover rate F	4% A,I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Institutional Class

Period ended August 31, 2011 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 47.74
Income from Investment Operations
Net investment income (loss) D	.31
Net realized and unrealized gain (loss)	(4.52)
Total from investment operations	(4.21)
Distributions from net investment income	(.24)
Net asset value, end of period	$ 43.29
Total Return B,C	(8.87)%
Ratios to Average Net Assets E,H
Expenses before reductions	.03% A,J
Expenses net of fee waivers, if any	.03% A,J
Expenses net of all reductions	.03% A,J
Net investment income (loss)	2.35% A
Supplemental Data
Net assets, end of period (in millions)	$ 631
Portfolio turnover rate F	4% A,I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents .025%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Spartan 500 Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Institutional Class and Fidelity Advantage Institutional Class shares on May 4, 2011. The Fund offers Investor Class, Fidelity Advantage Class, Institutional Class, and Fidelity Advantage Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

(ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount, foreign currency transactions, redemptions in kind, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 14,369,347
Gross unrealized depreciation	(5,394,442)
Net unrealized appreciation (depreciation) on securities and other investments	8,974,905

Tax cost	$ 34,145,228

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be February 29, 2012.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

During the period the Fund recognized net realized gain (loss) of $2,767 and a change in net unrealized appreciation (depreciation) of $(30,418) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $918,499 and $1,312,380, respectively.

Securities delivered through in-kind redemptions aggregated $28,381. Realized gain (loss) of $20,760 on securities delivered through in-kind redemptions is included in the accompanying Statement of Operations as realized gain or loss on investment securities and is not taxable to the Fund.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .025% of average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. In addition, under expense contracts, FMR pays class-level expenses of Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class so that total expenses do not exceed an annual rate of .10%, .07%, .05%, and .025% of the class's average net assets, respectively, with certain exceptions.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives transfer agent fees at an annual rate of .075%, .045%, .035% and ..015% of average net assets for Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. Under the expense contracts, Institutional Class pays a portion of the transfer agent fees at an annual rate of .025% of average net assets and Fidelity Advantage Institutional Class does not pay transfer agent fees. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$ 9,244
Fidelity Advantage Class	3,316
Institutional Class	373
$ 12,933

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 23,828.37%		$ 1

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $64 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,807.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee sixty nine dollars.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2011 A	Year ended February 28, 2011
From net investment income
Investor Class	$ 231,808	$ 471,739
Fidelity Advantage Class	139,797	256,749
Institutional Class	19,055	-
Fidelity Advantage Institutional Class	1	-
Total	$ 390,661	$ 728,488

A Distributions for Institutional Class and Fidelity Advantage Institutional Class are for the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2011A	Year ended February 28, 2011	Six months ended August 31, 2011 A	Year ended February 28, 2011
Investor Class
Shares sold	53,594	121,986	$ 2,457,434	$ 5,163,968
Reinvestment of distributions	4,809	11,222	228,123	463,897
Shares redeemed	(242,631)	(145,105)	(11,049,911)	(6,039,234)
Net increase (decrease)	(184,228)	(11,897)	$ (8,364,354)	$ (411,369)
Fidelity Advantage Class
Shares sold	34,203	67,796	$ 1,557,771	$ 2,795,107
Issued in exchange for shares of Congress Street	983	-	45,955	-
Issued in exchange for shares of Exchange	3,818	-	178,445	-
Reinvestment of distributions	2,703	5,731	128,263	237,051
Shares redeemed	(100,918)	(60,230)	(4,568,690)	(2,504,842)
Net increase (decrease)	(59,211)	13,297	$ (2,658,256)	$ 527,316
Institutional Class
Shares sold	238,057	-	$ 10,785,838	$ -
Reinvestment of distributions	400	-	19,055	-
Shares redeemed	(8,699)	-	(383,960)	-
Net increase (decrease)	229,758	-	$ 10,420,933	$ -

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended August 31, 2011A	Year ended February 28, 2011	Six months ended August 31, 2011 A	Year ended February 28, 2011
Fidelity Advantage Institutional Class
Shares sold	15,099	-	$ 676,709	$ -
Reinvestment of distributions	-B	-	1	-
Shares redeemed	(526)	-	(23,275)	-
Net increase (decrease)	14,573	-	$ 653,435	$ -

A Share transactions for Institutional Class and Fidelity Advantage Institutional Class are for the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

B Amount represents less than 1,000.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Merger Information.

On April 15, 2011 the Fund acquired all of the assets and assumed all of the liabilities of the Fidelity Congress Street Fund and Fidelity Exchange Fund ("Target Funds") pursuant to an agreement and plan of reorganization approved by the Board of Trustees on October 13, 2010. The reorganization provides shareholders of the Target Funds access to a larger more diversified portfolio with similar investment strategies and lower expenses. The acquisition was accomplished by an exchange of 4,801 shares then outstanding of Fidelity Advantage Class of the Fund for 99 shares then outstanding (valued at $465.09 per share) of Fidelity Congress Street Fund, and 551 shares then outstanding (valued at $323.88 per share) of Fidelity Exchange Fund. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Fidelity Congress Street Fund's net assets, including securities of $45,976 with unrealized appreciation of $32,369, and net other liabilities of $21, and Fidelity Exchange Fund's net assets, including securities of $178,427 with unrealized appreciation of $150,195, and net other assets of $18, were combined with the Fund's net assets of $43,105,406 for total net assets after the acquisition of $43,329,806.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

13. Merger Information - continued

Pro forma results of operations of the combined entity for the entire period ended August 31, 2011, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$ 407,962
Total net realized gain (loss)	(139,694)
Total change in net unrealized appreciation (depreciation)	(3,403,679)
Net increase (decrease) in net assets resulting from operations	$ (3,135,411)

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired funds that have been included in the Fund's accompanying Statement of Operations since April 15, 2011.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Spartan 500 Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, the cumulative total returns of Fidelity Advantage Class and Investor Class of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. (The fund did not offer Fidelity Institutional Class or Fidelity Advantage Institutional Class as of December 31, 2010.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Spartan 500 Index Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Fidelity Advantage Class of the fund was in the first quartile for all the periods shown. The Board also noted that the investment performance of the fund was lower than its benchmark for the one- and five-year periods, although the three-year cumulative total return of Fidelity Advantage Class compared favorably to its benchmark. The Board noted that the fund bears fees, expenses, and brokerage commissions while the benchmark does not. In addition, the Board noted that the performance of the fund and benchmark may vary due to valuation differences. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 0% means that 100% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. For a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board realizes that net management fees can vary from year to year because of differences in "fund-level" non-management expenses. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses under the fund's management contract.

Semiannual Report

Spartan 500 Index Fund

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Furthermore, the Board considered that, in January 2011, after the periods shown in the chart above, it had approved an amended and restated management contract for the fund (effective February 1, 2011) that lowered the fund's management fee from 7 basis points to 2.5 basis points. The Board also considered that it had approved an amended and restated sub-advisory contract for the fund with Geode Capital Management, LLC (Geode) that lowered the sub-advisory fees that FMR pays to Geode.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class level" expenses, such as transfer agent fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also considered that the current contractual arrangements for the fund (i) oblige FMR to pay all "class-level" expenses of Investor Class of the fund and limit the total expenses of Investor Class to 10 basis points, and (ii) oblige FMR to pay all "class-level" expenses of Fidelity Advantage Class of the fund and limit the total expenses of Fidelity Advantage Class to 7 basis points. These contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2010. The Board considered that various factors, including 12b-1 fees, positive or negative performance adjustments, and relatively higher other expenses in the case of small fund size, can affect total expense ratios.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers and other key personnel and strategies for attracting and retaining non-investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) historical trends in Fidelity's realization of fall-out benefits; (vi) Fidelity's group fee structures and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and Fidelity's compliance practices with respect to performance adjustment calculations; (ix) the fee structures in place for certain other Fidelity clients; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

U5I-U5A-USAN-1011
1.925891.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Concord Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 27, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 27, 2011